UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-146650
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 24	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21697
Amendment No. 115	☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account-G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Marathon® Performance VUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I

•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
•	Dimensional - DFA VA Global Moderate Allocation Portfolio
•	Dimensional - VA Global Bond Portfolio
•	Dimensional - VA International Small Portfolio
•	Dimensional - VA International Value Portfolio
•	Dimensional - VA Short-Term Fixed Portfolio
•	Dimensional - VA U.S. Large Value Portfolio
•	Dimensional - VA U.S. Targeted Value Portfolio
•	Dimensional - VIT Inflation-Protected Securities Portfolio
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Janus Henderson VIT Enterprise Portfolio: Institutional Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	M Fund, Inc. - M Capital Appreciation Fund
•	M Fund, Inc. - M International Equity Fund
•	M Fund, Inc. - M Large Cap Growth Fund
•	M Fund, Inc. - M Large Cap Value Fund
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
The following fixed investment options are also available under the policy.
❍	Fixed Account
❍	Long-Term Fixed Account

Table of Contents (continued)

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.

Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an annual effective rate, see Fixed Investment Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Investment Options Transfers.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the fixed investment options and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children's Term Insurance Rider
•	Long-term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider

•	Waiver of Monthly Deductions Rider
•	Extended Death Benefit Guarantee Rider
•	Accumulation Rider (with Surrender Charge Waiver Options)
•	For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.

Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Investment Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the fixed investment options. Before the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the fixed investment options. See Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.

In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the fixed investment options, unless the policy owner elects Directed Monthly Deductions, except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Without Accumulation Rider	With Accumulation Rider
Sales Load[1]	Upon making a Premium payment
Maximum:		$65 from each $1,000 of Premium	$25 from each $1,000 of Premium
Currently:		$55 from each $1,000 of Premium	$25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment
Maximum:		$35 from each $1,000 of Premium	$35 from each $1,000 of Premium
Currently:		$35 from each $1,000 of Premium	$35 from each $1,000 of Premium
Illustration Charge[2]	Upon requesting an illustration
Maximum:		$25	$25
Currently:		$0	$0
Partial Surrender Fee	Upon a partial surrender
Maximum:		lesser of $25 or 2% of the amount surrendered	lesser of $25 or 2% of the amount surrendered
Currently:		$0	$0
Surrender Charge3†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases
Maximum:		$51.83 per $1,000 of Specified Amount	$50.91 per $1,000 of Specified Amount
Minimum:		$0.41 per $1,000 of Specified Amount	$0.35 per $1,000 of Specified Amount
Representative: an age 35 male select preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000, Death Benefit Option 1, and a complete surrender of the policy in the first year.
Note: For the representative charge with the Accumulation Rider, it is also assumed that no surrender charge waiver option is elected.		$9.30 per $1,000 of Specified Amount	$12.12 per $1,000 of Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.

[1]	The amounts reflected as maximum Sales Load Charge and Premium Taxes Charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load. For policies without the Accumulation Rider, the Sales Load varies based on the amount of Premium paid and length of time the policy has been In Force. The maximum Sales Load shown is the guaranteed maximum rate charged during the first five policy years. The current Sales Load shown is the current rate applicable during each of the first five policy years for Premium paid up to the Commissionable Target Premium in each year. For policies with the Accumulation Rider, the Sales Load varies based on the amount of Premium paid. The maximum Sales Load shown is the guaranteed maximum that may be charged in any policy year. The current Sales Load shown is the current rate applicable in all policy years for Premium paid up to the Commissionable Target Premium in each year.
[2]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[3]	For policies without the Accumulation Rider issued prior to January 1, 2014, the maximum Surrender Charge is $52.46 per $1,000 of Specified Amount. For policies without the Accumulation Rider, the Surrender Charge varies by policy based on Insured's Attained Age, sex, underwriting class, Total Specified Amount and Base Policy Specified Amount, and Premium paid during the first two policy years after the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum Surrender Charge calculation assumes the Insured is a male, age 73 (72 for policies issued prior to January 1, 2014), standard tobacco; the Base Policy Specified Amount is $100,000; the aggregate premium paid during the first two policy years exceeds the surrender target premium; and a full surrender is taken during the first policy year. The minimum Surrender Charge calculation assumes the Insured is female; issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 or more, the aggregate premium paid during the first two policy years equals the minimum Premium required at issue; and a full surrender is taken in policy year 14.
For policies with the Accumulation Rider issued prior to January 1, 2014, the maximum Surrender Charge is $50.84 per $1,000 of Specified Amount. For policies with the Accumulation Rider, the Surrender Charge varies by policy based on the Insured's Attained Age, sex, Death Benefit option, Total Specified Amount and Base Policy Specified Amount, and Premium paid during the first policy year after the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum Surrender Charge calculation assumes the Insured is a male; issue age 68; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $1,000,000; and the aggregate first year Premium exceeds the surrender target premium; no surrender charge waiver option is elected; and a full surrender is taken during either of the first two policy years. The minimum Surrender Charge calculation assumes the Insured is a female; issue age 3; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $10,000,000 or more, the aggregate first year Premium equals the minimum Premium required at issue; no surrender charge waiver option is elected; and a full surrender is taken during the 10th policy year. The charges shown may not be representative of the charges that a particular policy owner may pay.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
		Without Accumulation Rider	With Accumulation Rider
Cost of Insurance Charge1†	Monthly
Maximum:		$83.34 per $1,000 of Net Amount At Risk	$83.34 per $1,000 of Net Amount At Risk
Minimum:		$0.02 per $1,000 of Net Amount At Risk	$0.02 per $1,000 of Net Amount At Risk
Representative: an age 35 male select preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1		$0.10 per $1,000 of Net Amount At Risk	$0.03 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed	$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly
Maximum:		$0.67 per $1,000 of variable Cash Value	$0.25 per $1,000 of variable Cash Value

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
		Without Accumulation Rider	With Accumulation Rider
Currently:		$0.67 per $1,000 of variable Cash Value	$0.00 per $1,000 of variable Cash Value
Administrative Per Policy Charge[4]	Monthly
Maximum:		$20 per policy	$25 per policy
Currently:		$20 per policy	$25 per policy
Underwriting and Distribution Charge5†	Monthly
Maximum:		$0.20 per $1,000 of Base Policy Specified Amount	$1.18 per $1,000 of Base Policy Specified Amount
Minimum:		$0.04 per $1,000 of Base Policy Specified Amount	$0.02 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, in the first policy year, male select preferred non-tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1		$0.08 per $1,000 of Base Policy Specified Amount	$0.20 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[6]	Annually
Maximum:		4.50% of outstanding policy loan	3.90% of outstanding policy loan
Currently:		4.50% of outstanding policy loan	3.90% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	For policies without the Accumulation Rider, the maximum Cost of Insurance Charge calculation assumes the Insured is a male; issue age 45; policy year 75; standard tobacco; and a Base Policy Specified Amount of $100,000. The minimum charge calculation assumes the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
For policies with the Accumulation Rider, the maximum Cost of Insurance Charge calculation assumes the Insured is a male; issue age 85; policy year 35; standard tobacco; and a Base Policy Specified Amount less than $250,000. The minimum charge calculation assumes the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance Charge.
[3]	For policies without the Accumulation Rider, the Mortality and Expense Risk Charge varies based on the amount of the policy's Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force. The maximum Mortality and Expense Risk Charge shown reflects the guaranteed maximum that may be charged in any policy month during the first 15 policy years based on any dollar amount allocated to the Sub-Accounts. The current Mortality and Expense Risk Charge shown assumes a policy during the first 15 policy years and variable Cash Value of $250,000 or less.
For policies with the Accumulation Rider, the Mortality and Expense Risk Charge varies based on the amount of the policy's Cash Value allocated to the Sub-Accounts. The maximum Mortality and Expense Risk Charge shown reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts, see Mortality and Risk Expense Charge.

[4]	For policies without the Accumulation Rider, the maximum Administrative Per Policy Charge is $20 per month during the first policy year and $10 per month beginning in the second policy year and thereafter. For policies with the Accumulation Rider, the maximum Administrative Per Policy Charge is $25 per month during the first policy year and $10 per month beginning in the second policy year and thereafter.
[5]	For policies without the Accumulation Rider, the Underwriting and Distribution Charge varies based on the Attained Age of the Insured and the Base Policy Specified Amount in effect on the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum charge calculation shown assumes policy year one; any issue age; and a Base Policy Specified Amount of $250,000. The minimum charge assumes policy year one; the Insured is either male or female; issue age 0; any underwriting classification; and a Base Policy Specified Amount $10,000,000 or more.
For policies with the Accumulation Rider, the Underwriting and Distribution Charge varies based on the Attained Age of the Insured, Death Benefit option in effect, and the Base Policy Specified Amount on the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum charge calculation assumes policy year one; an issue age of 85; Base Policy Specified Amount of $250,000 or less; and Death Benefit Option 2 is in effect. The minimum charge calculation assumes policy year one; an issue age of 0; Base Policy Specified Amount of $10,000,000 or more; and Death Benefit Option 1 is in effect, see Underwriting and Distribution Charge.
[6]	The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider
Maximum:		$42.50 per $1,000 of Cash Value	$42.50 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value	$1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000.		$32 per $1,000 of Cash Value	$32 per $1,000 of Cash Value
Accelerated Death Benefit Rider Charge1†
Administrative Expense Charge	Upon invoking the Rider
Maximum:		$250.00	$250.00
Currently:		$250.00	$250.00
Rider Charge	Upon invoking the Rider
Maximum:		$200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	$200 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Minimum:		$30.00 per $1,000 of Unadjusted Accelerated Death Benefit Payment	$30.00 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of one year, and an assumed interest rate of 5% and a risk charge of 5%.		$100 per $1,000 of Cash Value	$100 per $1,000 of Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly
Maximum:		for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium	for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium
Currently:		for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium	for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Children's Term Insurance Rider Charge	Monthly
Maximum:		$0.43 per $1,000 of Rider Specified Amount	$0.43 per $1,000 of Rider Specified Amount
Currently:		$0.43 per $1,000 of Rider Specified Amount	$0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge2†	Monthly
Maximum:		$28.65 per $1,000 of Rider Net Amount At Risk	$28.65 per $1,000 of Rider Net Amount At Risk
Minimum:		$0.00 per $1,000 of Rider Net Amount At Risk	$0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male select preferred non-tobacco		$0.02 per $1,000 of Rider Net Amount At Risk	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge3†	Monthly
Maximum:		$10.23 per $1,000 of Rider Specified Amount	$10.23 per $1,000 of Rider Specified Amount
Minimum:		$0.10 per $1,000 of Rider Specified Amount	$0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000		$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge4†	Monthly
Maximum:		$0.75 per $1,000 of Rider Specified Amount	$0.75 per $1,000 of Rider Specified Amount
Minimum:		$0.05 per $1,000 of Rider Specified Amount	$0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male select preferred non-tobacco with a Accidental Death Benefit Rider Specified Amount of $100,000		$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Waiver of Monthly Deductions Rider Charge5†	Monthly
Maximum:		$855 per $1,000 of Waiver of Monthly Deduction Benefit	$855 per $1,000 of Waiver of Monthly Deduction Benefit
Minimum:		$85 per $1,000 of Waiver of Monthly Deduction Benefit	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male select preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1		$85 per $1,000 of Waiver of Monthly Deduction Benefit	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge6†	Monthly
Maximum:		$315 per $1,000 of Premium Waiver Benefit	$315 per $1,000 of Premium Waiver Benefit
Minimum:		$42 per $1,000 of Premium Waiver Benefit	$42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male select preferred non-tobacco		$42 per $1,000 of Premium Waiver Benefit	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge[7]	Monthly
Maximum:		$83.34 per $1,000 of Rider Death Benefit	$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.02 per $1,000 of Rider Death Benefit	$0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, select preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000		$0.05 per $1,000 of Rider Death Benefit	$0.03 per $1,000 of Rider Death Benefit

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Extended Death Benefit Guarantee Rider Charge8†	Monthly
Maximum:		$0.16 per $1,000 of Base Policy Specified Amount	__
Minimum:		$0.01 per $1,000 of Base Policy Specified Amount	__
Representative: an issue age 35 male, select preferred non-tobacco, with an Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration, and a Base Policy Specified Amount of $500,000		$0.06 per $1,000 of Base Policy Specified Amount	__
Accumulation Rider - Surrender Charge Waiver Option Charge9†
Option 1 - Full Surrender Charge Waiver	Monthly
Maximum:		__	$0.20 per $1,000 of Base Policy Specified Amount
Minimum:		__	$0.05 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, male or female, any underwriting class, any Death Benefit option, and any Base Policy Specified Amount		__	$0.12 per $1,000 of Base Policy Specified Amount
Option 2 - Partial Surrender Charge Waiver	Monthly
Maximum:		__	$0.10 per $1,000 of Base Policy Specified Amount
Minimum:		__	$0.03 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, male or female, any underwriting class, any Death Benefit option, and any Base Policy Specified Amount		__	$0.05 per $1,000 of Base Policy Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Accelerated Death Benefit Rider Charge is comprised of two sets of charges: an Administrative Expense Charge and a Rider Charge which is composed of an interest rate discount and a risk charge. The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit. The maximum charge calculation assumes: an interest rate discount of 15%; a risk charge of 5%; and a one year life expectancy for the Insured. The minimum charge calculation assumes: an interest rate discount of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to three months, see Accelerated Death Benefit Rider.

[2]	The Long-Term Rider maximum charge calculation assumes the Insured is a female, Attained Age 99, standard tobacco with a Substandard Rating table P. The minimum charge calculation assumes the Insured is either male or female; Attained Age 100; and any underwriting classification, see Long-Term Care Rider.
[3]	The Spouse Life Insurance Rider maximum charge calculation assumes the insured spouse is a male, Attained Age 69, standard tobacco with a Substandard Rating of table F; a Flat Extra Charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000. The minimum charge calculation assumes the insured spouse is female, Attained Age 21, standard non-tobacco, no Substandard Rating or Flat Extra Charge; and a Rider Specified Amount of $100,000, see Spouse Life Insurance Rider.
[4]	The Accidental Death Benefit Rider maximum charge calculation assumes the Insured is Attained Age 69, with a Substandard Rating of table P. The minimum charge calculation assumes the Insured is Attained Age 5, with no Substandard Rating, see Accidental Death Benefit Rider.
[5]	The Waiver of Monthly Deductions Rider maximum charge calculation assumes the Insured is Attained Age 59, with a Substandard Rating of table H. The minimum charge calculation assumes the Insured is male, Attained Age 18, with no Substandard Rating, see Waiver of Monthly Deductions Rider.
[6]	The Premium Waiver Rider maximum charge calculation assumes monthly Premium payments of $1,000; the Insured is a female, Attained Age 64, with a Substandard Rating of table H. The minimum charge calculation assumes monthly Premium payments of $1,000; the Insured is male, Attained Age 18; and any underwriting classification, see Premium Waiver Rider.
[7]	The Additional Term Insurance Rider monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit, see Additional Term Insurance Rider. For policies without the Accumulation Rider, the maximum charge calculation assumes the Insured is either male or female; Attained Age 119; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount. The minimum charge calculation assumes the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
For policies with the Accumulation Rider, the maximum charge calculation assumes the Insured is either male or female and Attained Age 119; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount. The minimum charge calculation assumes the Insured is female; issue age 5; non-tobacco; policy year one; and a Total Specified Amount of at least $1,000,000.
[8]	The Extended Death Benefit Guarantee Rider charge varies based on the Insured's sex, Issue Age, underwriting class, the elected guarantee duration, and the percentage of the Base Policy Specified Amount to be guaranteed by this Rider. The maximum charge calculation assumes the Insured is either sex; any Issue Age; any underwriting classification; a lifetime guarantee duration is elected; and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider. The minimum charge calculation assumes the Insured is female, Issue Age 18; select preferred non-tobacco; a 20-year guarantee duration is elected; and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider, see Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider is not available with the Accumulation Rider.
[9]	The Accumulation Rider - Surrender Charge Waiver Option Charge varies by the option elected, if any; and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum charge reflects the maximum that may be assessed in any policy year for any issue age. The minimum charge assumes the Insured is issue age 0. The Surrender Charge Waiver Options are only available with the Accumulation Rider, see Accumulation Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.12%	2.61%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Investment Options
Nationwide's obligations under the fixed investment options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.

Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed investment options.
Because of exemptive and exclusionary provisions, interests in the fixed investment options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment options. Disclosure regarding the fixed investment options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the fixed investment options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account. The Long-Term Fixed Account may not be available in the state where the policy is issued. The effective annual rate Nationwide declares for the fixed investment options will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the fixed investment options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Note: Interest credited on a current basis in excess of the guaranteed minimum is not guaranteed and Nationwide may offer promotional rates for new issues and/or in force policies that may not be sustainable for long periods of time. In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the fixed investment options is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Investment Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options, see Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Interest Crediting on Long-Term Fixed Account
Nationwide anticipates that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate. Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations. However, longer investment durations may not always produce higher returns. Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate. The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.

Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.

How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Investment Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options. Contact the Service Center for information regarding restrictions in effect for the fixed investment options at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the fixed investment options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
(1)	$5,000; or
(2)	10% of the policy's Long-Term Fixed Account value as of the Policy Monthaversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Investment Option Restriction
Nationwide may refuse Net Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed investment options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed investment options may be credited interest at different rates, see Fixed Investment Options. Transfers from the fixed investment options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.

The Policy
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amount allocated to the Fixed Account and Long-Term Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law.

Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured’s age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor cancellation requests received by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of a cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.

Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the fixed investment options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed investment options based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed investment options allocations:
(1)	Nationwide may refuse Premium allocations, including initial Premium, to the fixed investment options that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value; and
(2)	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, may not be permitted:
(a)	to exceed $500,000 in any 12 month period (determined on a rolling basis considering any Premium payment allocations during the 12 months prior to the Valuation Period during which we receive a Premium payment); and/or
(b)	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.
Nationwide may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the fixed investment options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value or Lapse protection provided by the Guaranteed Policy Continuation Provision would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, increasing or decreasing the Specified Amount will result in a loss of any reduction in the current Sales Load applicable to premium received on and after the date of the change, see Sales Load.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a policy owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account;
•	any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•	a Mortality and Expense Risk Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.

Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. This type of policy exchange is not a contractual right of the policy in all states and where permitted by law, Nationwide may refuse such a request. Policy exchanges are subject to Nationwide’s approval, payment of all the costs associated with the exchange, and the Insured satisfying current underwriting standards of insurability applicable to the new policy. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.

Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the fixed investment options, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.

Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. Nationwide may waive the Sales Load on the initial Premium paid into this Policy as part of a sponsored exchange program to another policy as permitted under the securities laws and/or rules or by order of the SEC.
Commissionable Target Premium. The Commissionable Target Premium referred to below is provided in policy illustrations. The policy owner may request an illustration and should consult with his or her registered representative for more specific information, or contact the Service Center.
If the Accumulation Rider is not elected: On a guaranteed basis, the maximum Sales Load is
Policy Year	Percentage of all Premium paid
1-5	6.5%
6-15	4.5%
16+	1.5%
On a current basis, the Sales Load is:
Policy Year	Percentage of Premium paid up to the Commissionable Target Premium amount	Percentage of Premium paid in excess of the Commissionable Target Premium amount
1-5	5.5%	1.5%
6-15	3.5%	1.5%
16+	1.5%	1.5%
If the Accumulation Rider is elected: On a guaranteed basis, the maximum Sales Load is 2.5% of all Premium paid in any Policy Year.
On a current basis, the Sales Load is 2.5% of each Premium paid, unless the Additional Term Rider is also elected at issue. If the Additional Term Insurance Rider is also elected at issue, a reduced Sales Load will be assessed on a current basis for annualized Premium in excess of the Commissionable Target Premium, subject to a minimum Sales Load on Premium in excess of the Commissionable Target Premium of 0.75%. If applicable, such reduction will vary based on the portion of the Total Specified Amount attributable to the Additional Term Insurance Rider. The reduction will apply only until such time as any increase or decrease is made to the Base Policy Specified Amount and/or the Additional Term Insurance Rider Specified Amount, except for increases or decreases due to a Death Benefit option change that preserves the Net Amount At Risk. If the policy is eligible for a reduction in the current Sales Load at issue, and later a Total Specified Amount increase or decrease is made, except for increases or decreases due to a death benefit option change that preserves the Net Amount At Risk, the Sales Load reduction will no longer apply to Premium payments received on or after the date of the change.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.

Surrender Charge
A Surrender Charge is deducted from the Cash Value if the policy is surrendered or Lapsed. If the Base Policy Specified Amount is increased, and then later reduced to less than it was before the increase, a Surrender Charge will also be deducted.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records. Thus, the Surrender Charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. (The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses.) The administrative target factor varies by the Total Specified Amount and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase.
The sales component is the lesser of the following two amounts: (1) the surrender target premium, which is the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all premium payments made:
(a)	during the first two policy years after the Policy Date or effective date of a Base Policy Specified Amount increase if the Accumulation Rider is not elected; or
(b)	during the first policy year after the Policy Date or effective date of a Base Policy Specified Amount increase if the Accumulation Rider is elected.
The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies:
•	by the Insured's sex, Attained Age, and underwriting classification on the Policy Date or effective date of a Base Policy Specified Amount increase, if the Accumulation Rider is not elected; or
•	by the Insured's sex and Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase if the Accumulation Rider is elected.
The Statement of Additional Information contains tables showing the Administrative Target Factors and Surrender Target Factors.
The initial Surrender Charge is the sum of the underwriting component and a percentage that varies:
•	by the Insured's issue age and sex on the Policy Date or effective date of a Base Policy Specified Amount increase, and ranges between 24% to 65% of the sales component if the Accumulation Rider is not elected; or
•	if the Accumulation Rider is elected, by the Insured's issue age, sex, the Total Specified Amount, and Death Benefit option on the Policy date or effective Date of a Base Policy Specified Amount increase, and ranges between 21% to 85% of the sales component.
The Statement of Additional Information contains tables showing the applicable Surrender Charge Percentage.
Generally, Surrender Charges will be greater for Insureds who are older or tobacco rate type and less for Insureds who are younger or non-tobacco rate type. For a given Insured, larger Total Specified Amounts will produce greater Surrender Charges. In addition, Surrender Charges will increase with the amount of Premium paid up to the surrender target premium defined in (1), during the period defined in (2) of the sales component description above. Surrender Charges based on Premium paid equal to the surrender target premium represent the maximum Surrender Charges Nationwide is permitted by law to apply for a particular policy. Paying Premium in excess of the surrender target premium will not impact the Surrender Charges.
When considering the potential impact of Surrender Charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize the Surrender Charges by choosing a lower Base Policy Specified Amount may result in inadequate Death Benefit coverage, and paying less Premium in the early policy years to minimize Surrender Charges may result in higher Cost of Insurance Charges and a greater chance the policy could Lapse. The policy owner should consult with a registered representative and carefully weigh all relevant benefit and charge factors, including the Accumulation Rider's surrender charge waiver options, together with his or her goals in purchasing this policy.

Depending on the policy year of the surrender and the Insured's age on the Issue Date or at the time an increase becomes effective, the actual Surrender Charge paid will be a percentage of the initial Surrender Charge, as set forth in the tables that follow. The applicable table will vary by whether the Accumulation Rider is elected.
Surrender Charge Schedule without the Accumulation Rider
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Surrender Charges Schedule with the Accumulation Rider*
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
6	85.0%	65.0%
7	70.0%	60.0%
8	52.0%	45.0%
9	30.0%	30.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%
*	If the policy owner elected a Surrender Charge waiver option under the Accumulation Rider, see Accumulation Rider for the applicable surrender charge reduction schedule.
For applications signed on or after February 15, 2013 that have not elected a Surrender Charge Waiver Option under the Accumulation Rider, Nationwide will provide a "Large Case" Surrender Charge schedule with lower surrender charges during the first four Policy Years for policies with first year premium equal to or greater than $25,000, as follows:
Large Case Surrender Charge Schedule without the Accumulation Rider
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	0%	0%
2	10.0%	10.0%
3	25.0%	23.125%
4	47.5%	42.5%
5	87.5%	77.5%
6	80.0%	70.0%

Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Large Case Surrender Charge Schedule with the Accumulation Rider*
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	0%	0%
2	10.0%	10.0%
3	25.0%	23.75%
4	50.0%	47.5%
5	95.0%	80.0%
6	85.0%	65.0%
7	70.0%	60.0%
8	52.0%	45.0%
9	30.0%	30.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%
*	If the policy owner elected a Surrender Charge waiver option under the Accumulation Rider, refer to the "Accumulation Rider" section of this prospectus for the applicable surrender charge reduction schedule.
The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Surrender Charge. The Surrender Charge for each segment, when added together, will equal the total Surrender Charge.
If the Accumulation Rider is not elected: Surrender Charges for an increase segment are only 60% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.
If the Accumulation Rider is elected: Surrender Charges for an increase segment are 100% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.
Appendix C: Surrender Charge Examples provides more information and examples showing how the Surrender Charge is calculated.
Any Surrender Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations.
Surrender Charge Waiver
Nationwide will waive the surrender charge if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Exchanging the Policy section, subject to the following:
•	the exchange and waiver are subject to new evidence of insurability and Nationwide’s underwriting approval; and
•	the policy owner has not invoked any of these Riders:
❍	Premium Waiver Rider;
❍	Waiver of Monthly Deductions Rider; or
❍	Long-Term Care Rider.

Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Effect of the Accumulation Rider: The guaranteed maximum Cost of Insurance Charge rates are the same whether or not the Accumulation Rider is elected. However, on a current basis, rates will also vary based on whether or not the Rider is elected.
Generally, if the Accumulation Rider is not elected, current Cost of Insurance Charge rates will be lower during the first five policy years, and higher thereafter, than if the Accumulation Rider is not elected, see Accumulation Rider.
The policy owner can request an illustration with and without the Accumulation Rider to determine its impact on the current Cost of Insurance Charges.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
If the Accumulation Rider is not elected: The maximum guaranteed Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1 - 15	Policy Years 16+
Charge for all Variable Cash Value	$8.00 per $1,000	$3.00 per $1,000

This means that on a guaranteed basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force.
On a current basis, the Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1 - 15	Policy Years 16+
Charge for first $250,000 of Variable Cash Value	$8.00 per $1,000	$3.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the variable Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
If the Accumulation Rider is elected: The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $3.00 per $1,000 of all variable Cash Value for all policy years. Currently, the amount of the Mortality and Expense Risk Charge that is assessed is $0.00.
Administrative Per Policy Charge
A monthly Administrative Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. The Administrative Per Policy Charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping.
If the Accumulation Rider is not elected: The maximum guaranteed Administrative Per Policy Charge is $20 per month in the first policy year and $10 per month thereafter. Currently, the Administrative Per Policy Charge is $20 per month in the first policy year and $5 per month thereafter.
If the Accumulation Rider is elected: The maximum guaranteed Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter. Currently, the Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy. The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Underwriting and Distribution Charge. The Underwriting and Distribution Charge for each segment, when added together, will equal the total Underwriting and Distribution Charge.
If the Accumulation Rider is not elected: The guaranteed maximum Underwriting and Distribution Charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. On a guaranteed basis, this charge is assessed for seven years for Base Policy Specified Amounts issued at ages 0-39, and five years for Base Policy Specified Amounts issued at age 40 or higher, measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.
On a current basis the Underwriting and Distribution Charge varies by the Insured's Attained Age and the Base Policy Specified Amount and is assessed for five years from the Policy Date or the effective date of a Base Policy Specified Amount increase for all issue ages. Currently, Nationwide charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and the Death Benefit option in effect at the time of determination.
If the Accumulation Rider is elected: The Underwriting and Distribution Charge varies by the Insured's Attained Age, Base Policy Specified Amount, and the Death Benefit option in effect on the Policy Date or effective date of a Base Policy Specified Amount increase. The Underwriting and Distribution Charge will be assessed for 10 years measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.

Based on the above three factors, the maximum guaranteed Underwriting and Distribution Charge rates are obtained for an Attained Age 85 Insured with Death Benefit Option 2 in effect on the Policy Date or effective date of a Base Policy Specified Amount increase, and are as follows: $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount, $1.01 per $1,000 of Base Policy Specified Amount from $250,000 to $500,000, and $1.01 per $1,000 of Base Policy Specified Amount in excess of $500,000.
On a current basis Nationwide may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and the Death Benefit option in effect at the time of determination.
Examples of how to calculate the monthly dollar amount of the charge are contained in Appendix E: Underwriting and Distribution Charge Examples and Appendix F: Underwriting and Distribution Charge Examples with the Accumulation Rider. The Statement of Additional Information contains a complete table of the guaranteed maximum rates. Contact the Service Center to obtain illustrtations of the charge.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.

Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation." The total compensation is determined as a function of Premium paid up to the Commissionable Target Premium ("CTP") and Premium paid in excess of CTP.
The maximum total compensation Nationwide pays to any broker-dealer firm in conjunction with policy sales, or Base Policy Specified Amount increases, is:
If the Accumulation Rider is not elected: 145% of Premiums paid during the first two Policy Years up to the CTP, plus 5% any premium paid in excess of the CTP during the first two Policy Years, and 5% of all Premium paid after the second Policy Year.
If the Accumulation Rider is elected:
•	if no surrender charge waiver option is elected, 145% of Premiums paid during the first Policy Year up to the CTP, plus 5% any Premium paid in excess of the CTP during the first Policy Year, and 5% of all Premium paid after the first Policy Year; or
•	if either surrender charge waiver is elected, 180% of Premiums paid during the first Policy Year up to the CTP (60% in the first Policy Year and 30% in each of the second through the fifth Policy Years), plus 5% of any Premium paid in excess of the CTP during the first Policy Year, and 5% of all Premium paid after the first Policy Year.
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total premium based compensation will not exceed the amounts stated above. Commission may also be paid on a levelized basis. If a levelized commission is paid, it will not exceed 75% of first year Premium and 25% of renewal Premium after the first year. Commission may also be paid as an asset-based amount instead of a Premium based amount. If an asset-based commission is paid, it will not exceed 0.20% of the nonloaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and

•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: The LongTerm Care Rider, the Spouse Life Insurance Rider, the Extended Death Benefit Guarantee Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the fixed investment options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.
Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).
If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy’s Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.

The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider.
There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider Benefit
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1)	2% of Long-Term Care Specified Amount in effect; or
(2)	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness.
A policy owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
Impact of Invoking the Long-Term Care Rider on the Policy and other Riders
While Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the base Policy Specified Amount minus any Indebtedness will be paid.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.

Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Rider Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting classification, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)	the request must be submitted in writing to the Service Center;
(2)	the conversion right must be exercised while both:
(a)	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:

(a)	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accelerated Death Benefit Rider
The benefit associated with the Accelerated Death Benefit Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a non-correctable terminal illness. A terminal illness is an illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The accelerated death benefit payment can be used for any purpose.
The Rider is elected and therefore attached to the policy at the time a claim is made and approved by Nationwide. The Rider is effective on the date Nationwide approves the claim.
Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:
•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.
•	The Rider cannot be elected while the policy is being kept In Force by the Extended Death Benefit Guarantee Rider.
•	The effective date of the Rider must be at least two years before the Maturity Date.
•	Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).
•	Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.
•	The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.

•	The amount of the accelerated death benefit payment must be at least $10,000.
•	A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.
•	The accelerated Death Benefit may not be used if it is subject under law to the claims of any creditors.
If the accelerated death benefit payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider data page that shows the effect of the Unadjusted Accelerated Death Benefit Payment on policy values.
Accelerated Death Benefit Rider Charges
Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.
The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider data page.
The interest rate used for the interest rate discount component will never be greater than 15%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody’s Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%. In the event that Moody’s Corporate Bond Yield- Monthly Average Corporates is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner.
The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the accelerated death benefit payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider data page. The maximum risk charge percentage is 5%.
This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy.
Calculation of the Accelerated Death Benefit
When making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage."
The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.

The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	Accelerated Death Benefit
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
For example: Assume the Base Policy Specified Amount is $100,000 and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume that there are aggregate outstanding policy loans in the amount of $10,000 and there is unpaid Premium of $500. The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.
Using the above assumptions, here is how the accelerated Death Benefit would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750
Eligibility and Conditions for Payment
The following eligibility and conditions apply for payment under the Rider:
•	The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance elected via Rider under the policy.
•	Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated death benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.
•	Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.

The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options, unless the policy owner elects Directed Monthly Deductions. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first Policy Monthaversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
(1)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
(2)	The new Insured may be required to submit satisfactory evidence of insurability.
(3)	The new Insured must satisfy Nationwide’s underwriting requirements.
(4)	The policy must be In Force and not be in a Grace Period at the time of the change.
(5)	The new Insured must have been at least age 18 on the Policy Date.
(6)	The policy owner must make written application to change the Insured to the Service Center.
(7)	This rider will terminate if benefits under the Extended Death Benefit Guarantee Rider begin. If benefits under this rider are invoked, the Extended Death Benefit Guarantee Rider will terminate.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.

Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, the Total Specified Amount; and whether or not the Accumulation Rider is elected.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
If the Accumulation Rider is not elected, generally, current cost of insurance rates for the Additional Term Insurance Rider will be lower than if the Accumulation Rider is elected.
If the Accumulation Rider is elected, generally, current cost of insurance rates for the Additional Term Insurance Rider will be higher than if the Accumulation Rider is not elected. If both the Accumulation Rider and the Additional Term Insurance Rider are elected at issue, a reduced Sales Load will be assessed on a current basis for annualized premium in excess of the Commissionable Target Premium, subject to certain conditions, see Sales Load.
The policy owner may request an illustration with and without the Accumulation Rider to determine its impact on the Sales Load and Additional Term Insurance Rider current cost of insurance charges for the policy.

Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy. This Rider is not available if the Accumulation Rider is elected.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, a policy owner should consult his/her registered representative to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.

If this Rider is elected, and while it remains In Force, the investment options available will be limited, see Allocation Restrictions below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, see Interaction with Other Riders below.
If the policy owner does not meet one of the Premium testing methods described in How this Rider Operates, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 20 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Note: Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding availability.
The following investment options are currently permitted while this Rider is In Force:
•	the Fixed Account; and/or
•	any combination of the Sub-Accounts listed below:
•	Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed above. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide’s risk that the Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner’s elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.

This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
•	increasing the Base Policy Specified Amount;
•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.
Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide’s approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;
•	changing the death benefit option; or
•	changing the underwriting classification of the Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.

How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Premium Waiver Rider
If the Premium Waiver Rider was elected, the benefits provided by that Rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10-Year Paid-Up Method tests subject to the following:
•	when qualifying for the benefit under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•	the benefit provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and
•	if the benefit provided by the Premium Waiver Rider in the form of Premium payments is not sufficient to satisfy the Monthly Premium Method or 10-Year Paid-Up Method tests, the policy owner may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.
Waiver of Monthly Deductions Rider
If the Waiver of Monthly Deductions Rider was elected, then upon qualifying for benefits under that Rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while the policy owner is receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.
Long-Term Care Rider
If the Long-Term Care Rider was elected, then upon qualifying for benefits under that Rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the policy's Cash Value. Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.
If the Long-Term Care Rider Specified Amount is greater than the Guarantee Amount, then upon commencement of benefits under the Rider and after termination of the Additional Term Insurance Rider, if applicable, the Long-Term Care Rider Specified Amount will be reduced so that it equals the Base Policy Specified Amount after invocation of the Rider.
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.

Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insured's issue age, sex, underwriting classification, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Accumulation Rider
The Accumulation Rider must be elected at the time of application and cannot be revoked. If this Rider is elected, the Extended Death Benefit Guarantee Rider is not available.
This Rider is intended for policy owners whose goals are to maximize Premium paid and to develop higher Cash Value in later policy years with potential for retirement income.
Policy owners who seek guaranteed death benefit protection with minimum funding of the policy should not elect this Rider. If this Rider is elected, the length of the policy's guaranteed continuation feature may be shorter Guaranteed Policy Continuation.
If elected, this Rider modifies the charge structure and the current and maximum guaranteed policy charges.
Generally, the following factors give a policy with this Rider greater potential to build higher Cash Values and retirement income in later policy years than a policy without this Rider:
•	lower current Sales Load for Premiums received up to the Commissionable Target Premium, and lower guaranteed Sales Load for the first 15 policy years. In addition, if the Additional Term Insurance Rider is elected at issue, a reduced Sales Load will be assessed on a current basis for annualized Premium in excess of the Commissionable Target Premium, subject to conditions, see Sales Load;
•	a current Mortality and Expense Risk Charge of zero with a lower guaranteed maximum;
•	a lower current and guaranteed loan interest charged rate; and
•	the potential to receive a persistency credit in later policy years.
Depending on the characteristics of the Insured, Premiums paid, Total Specified Amount, and other policy elections, the Underwriting and Distribution Charge, Cost of Insurance Charges, and Additional Term Insurance Rider cost of insurance charges may be higher when this Rider is elected, see In Summary: Fee Tables and Standard Policy Charges.

Accumulation Rider Persistency Credit
If the Accumulation Rider is elected, the policy is eligible for a persistency credit if it is maintained through the eligibility date stated on the Policy Data Page. Eligibility dates will vary based on the issue age of the Insured as follows:
Issue Age	Persistency credit eligibility begins on policy anniversary
25 and younger	20
26	19
27	18
28	17
29	16
30	15
31	14
32	13
33	12
34	11
35 and older	10
Persistency credit eligibility ends immediately upon termination of the policy, see Terminating the Policy.
The persistency credit will be paid if the expense, mortality, investment, and persistency experience for all policies issued under this prospectus is at least as favorable as assumed when the policies were issued. For policies which have a Policy Date of 5/06/2013 and after, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.0167% (0.20% annualized) of the policy's Cash Value allocated to the Sub-Accounts. For policies which have a Policy Date that is earlier than 5/06/13, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.025% (0.30% annualized) of the policy's Cash Value allocated to the Sub-Accounts. This percentage is not guaranteed and it will vary based on the extent to which the expected experience is realized. The percentage paid will be determined and applied on a uniform and non-discriminatory basis. Any credit already paid will not be subject to recapture for any reason. For tax purposes, the persistency credit is considered Investment Experience, not Premium.
Nationwide may discontinue offering this credit on a prospective basis for new issues at any time.
The persistency credit, if payable, will be calculated and applied as described below:
•	Beginning on the eligibility date stated in the Policy Data Page, and on each monthly anniversary thereafter, Nationwide will credit the policy with the persistency credit.
•	The monthly credit is equal to the persistency credit percentage multiplied by the policy's Cash Value allocated to the variable account, plus any Net Premium applied to the variable account that day, but after any loan, transfer, or surrender requests are processed, on the applicable monthly anniversary.
•	The monthly credit is calculated before Nationwide processes any monthly deductions. The credit is added proportionately to the investment options according to the policy owner’s most recent allocation instructions.
There is no separate additional charge for this persistency credit feature. If a persistency credit is paid, Nationiwde provide it through a reduction in profit.
Accumulation Rider Surrender Charge Waiver Options:
If the Accumulation Rider is elected, the policy owner may, but is not required to, also elect one of two surrender charge waiver options for an additional monthly charge. The surrender charge waiver option election is only available at the time of application and cannot be revoked.
If a surrender charge waiver option is elected, it will apply to the initial Base Policy Specified Amount and any increases in the Base Policy Specified Amount.
The surrender charge waiver options are intended for policy owners who seek flexibility to surrender the policy or decrease coverage without incurring the full, or any, Surrender Charge during the period(s) when a Surrender Charge would otherwise apply. If a surrender charge waiver option is elected, the additional charge will reduce the policy's long term Cash Value accumulation potential. In addition, the total amount charged for the applicable option, plus any remaining Surrender Charge, may exceed the Surrender Charges that would apply if no waiver option had been elected. This is more likely to occur:

•	if the policy owner pays less than the surrender target premium during the first year after the Policy Date (or effective date of a Base Policy Specified Amount increase) to minimize the applicable Surrender Charges; or
•	if the policy owner does not surrender the policy during the surrender charge waiver option charge period for the initial Base Policy Specified Amount or any Base Policy Specified Amount increase.
Before electing one of these options, the policy owner should request an illustration of the policy with and without the surrender charge waiver options, and carefully weigh all relevant benefit and charge factors.
If a surrender charge waiver option is elected, the applicable surrender charge reduction schedule in the table below will replace the "Reduction of Surrender Charges with the Accumulation Rider" table in the "Surrender Charge" section of this prospectus.
Option 1: Full Surrender Charge Waiver - provides a complete waiver of all otherwise applicable Surrender Charges; or
Option 2: Partial Surrender Charge Waiver - provides lower Surrender Charges and a shorter surrender charge reduction schedule than the otherwise applicable Surrender Charges.
Reduction of Surrender Charges Schedules for the Surrender Charge Waiver Options
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase	Surrender Charge, as a percentage of the initial Surrender Charge for all issue ages
	Option 1	Option 2
1	0%	50%
2	0%	50%
3	0%	50%
4	0%	30%
5	0%	10%
6+	0%	0%
Accumulation Rider Surrender Charge Waiver Option Charge
If a surrender charge waiver option is elected, a separate additional charge will be assessed to compensate Nationwide for underwriting and sales expenses that would otherwise be recouped through Surrender Charges in the event of surrenders, Lapse, and Base Policy Specified Amount decreases in early policy years.
This charge is assessed on a per $1,000 of Base Policy Specified Amount basis for five years from the Policy Date or effective date of a Base Policy Specified Amount increase. The charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions,.
On a guaranteed basis, the maximum charge varies based on the option elected, if any, as follows:
Option 1: $0.20 per $1,000 of Base Policy Specified Amount.
Option 2: $0.10 per $1,000 of Base Policy Specified Amount.
On a current basis, the charge varies by option elected and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase, see Appendix D: Surrender Charge Examples with the Accumulation Rider.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:

•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the fixed investment options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.

(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Gurantee Rider, and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any surrender charge. Interest charged rates may vary if the Accumulation Rider is elected. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.

Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Nationwide will only transfer amounts from the Long-Term Fixed Account if the Sub-Account and Fixed Account allocations are depleted.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the fixed investment options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. If the Accumulation Rider is not elected, the guaranteed maximum annualized interest charged rate is 4.50%. If the Accumulation Rider is elected, the guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.

Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the fixed investment options in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise. If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account. Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted: 1) to exceed $500,000 in any 12-month period (determined on a rolling basis considering any loan repayment allocations during the 12 months prior to the Valuation Period during which we receive a loan repayment); and/or 2) if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Initial Death Benefit Guarantee Period shown in the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Initial Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period. The Initial Death Benefit Guarantee Period begins when the policy is issued.

If the Accumulation Rider is not elected: How long the guaranteed policy continuation period lasts depends on the Insured's age at the time of policy issuance, as reflected in the following table:
Insured's Attained Age at Policy Issuance:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	5 policy years
If the Accumulation Rider is elected: The duration of the Initial Death Benefit Guarantee Period is five years from the Policy Date for all issue ages.
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions;
•	during the Initial Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•	if the Extended Death Benefit Guarantee Rider is elected and the Initial Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.

Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the fixed investment options.
Nationwide will surrender amounts allocated to the Long-Term Fixed only if there is insufficient value in the Sub-Accounts and the Fixed Account. The total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period is limited to the greater of:
(1)	$5,000; or

(2)	10% of the Cash Value in the Long-Term Fixed Account determined as of the Policy Monthaversary, coinciding with or last preceding the date 12 months prior to the beginning of the Valuation Period during which Nationwide received the request. If the request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, a Base Policy Specified Amount decrease due to a partial surrender will result in a loss of any reduction in the current Sales Load applicable to Premium received on and after the date the partial surrender is processed, see Sales Load.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Data Pages. The maximum permitted dollar amount of the accumulated premium account is subject to underwriting limitations in effect at the time of application and is stated in the Policy Specification Pages at issue. Contact the Service Center to request current information regarding the Death Benefit Option 3 accumulated premium account maximum dollar amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision, if applicable, must be sufficient to keep the policy In Force for at least three months after the change.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, a change of death benefit option that does not preserve the policy's Net Amount At Risk will result in a loss of any reduction in the current Premium Load applicable to Premium received on or after the effective date of the death benefit option change, see Premium Load.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.

Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if applicable, the Long-Term Care Rider will remain in effect;

(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.

If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 0.40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.

When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid at any time during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,500.

Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the Cash Surrender Value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person. The provision would apply to the sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018.
Section 6050Y requires the buyer of a post issue life insurance policy purchased in a reportable policy sale to report information about the purchase to the IRS and the insurance company that issued the policy. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy. The buyer is required to provide the following information: 1) the buyer’s name, address, and taxpayer identification number ("TIN"), 2) the name, address, and TIN of the payment recipient’s in the reportable policy sale, 3) the date of the sale, 4) the name of the issuer, and 5) the amount of each payment.
Upon receipt of the report from the buyer of a reportable policy sale or the receipt of any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is required to report the following information: 1) the name, address, and TIN of the seller or transferor to a foreign person, 2) the basis or investment of the policy within the meaning of section 72(e)(6), and 3) the policy number of the policy.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the following information about the payment of the death benefit proceeds to the IRS and to the recipient: 1) name, address, and TIN of the person making the payment, 2) name, address, and TIN of the recipient of the payment, 3) the date of the payment, 4) the gross amount of the payment, 5) the payor’s estimate of the buyer’s basis in the policy.
Section 6050Y also provides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under the Internal Revenue Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income is limited by the Internal Revenue Code, on an annual basis, to the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy pays a long-term care benefit that is limited to the HIPAA per diem amount (an indemnity contract), Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, then the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase to the HIPAA per diem or a possible reduction in the amount. Therefore, it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the Policy Owner to determine if collecting benefits while outside the United States will subject the Policy Owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.

Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has recovered all of their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.

It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or done spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life and Annuity Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:

•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Compensation Paid to Insurance Agents Selling this Product
Direct Compensation
The agent who sold this policy represents Nationwide in the placement of the policy and is providing services on behalf of the policy owner. Nationwide provides compensation to the agent for arranging the sale of the policy. This compensation may include commissions and other cash and non-cash compensation (sales incentives). Agents also may receive renewal commissions for servicing policies and keeping them In Force.
Nationwide pays this compensation out of its own resources. The amount of compensation paid varies, depending upon, among other factors, the product type and the features and/or Riders that are attached to the policy. Compensation paid in respect of one product or carrier may exceed compensation payable in respect of a comparable product or carrier.
Moreover, certain policy features or Riders may involve commissions or compensation that differ from compensation payable in respect of "base" or standard contractual features.
Indirect Compensation
Agents who sell this policy are members of firms that are stockholders of M Financial Group. As a stockholder, the agent's firm (a "Member Firm") shares in the profits of M Financial Group via periodic stock dividends.
M Financial Group also maintains an incentive compensation plan pursuant to which it annually distributes to plan participants (e.g., Member Firms or their agents) most of M Financial Group's consolidated profits. Although distributions under the plan are, to some extent, averaged among the various Member Firms, lines of business, and cost centers of M Financial Group, a significant portion of plan distributions are made in proportion to the revenue a Member Firm generates.
Distributions of dividends and incentive compensation to Member Firms or their selling agents are in addition to compensation paid directly to agents by us and other unaffiliated carriers. Many Member Firms remit these distributions to their owners or individual agents (in some cases in proportion to business generated).
M Financial Group derives its revenues from both commissions and asset-based fees that arise from a variety of sources, including:
"Override Compensation" paid to M Financial Group by us and by some other insurance carriers and financial service providers. Override compensation may be based upon such factors as aggregate policy Premiums paid to the carrier from sales by all Member Firms, aggregate assets placed under financial management from sales by all Member Firms, and profits earned and/or services utilized from sales by all Member Firms. The amount of compensation varies among products and carriers. Products or services which involve override commissions for M Financial Group could indirectly provide incentives to agents to recommend such products or similar products or services that do not produce override commissions to M Financial Group.
Reinsurance profits (or, potentially losses) from the mortality, investment, and persistency risks assumed by M Financial Re, including risks related to your policy. Policy performance, charges, and fees are identical regardless of whether or not a policy is reinsured by M Financial Re. Products or services that involve potential reinsurance profits for M Financial Group could indirectly provide incentives to agents to recommend such products over similar products or services that do not result in reinsurance profits to M Financial Group.

Fee payable in respect of underlying investment options. M Financial Group or its subsidiaries receive fees from some of the funds that are investment options under this policy (or from a fund's investment advisor or portfolio manager) to the extent you allocate Cash Value to that fund. In addition, M Financial Investment Advisers, Inc., an affiliate of M Financial Group, is the investment advisor to certain funds and receives investment advisory fees with respect to assets invested in those funds. Fees payable to M Financial Group in respect of assets allocated to one fund may exceed fees payable in respect of assets placed in another fund.
Brokerage fees or commissions for securities transactions (including the sale of this policy) executed by M Holdings Securities, the registered broker-dealer subsidiary of M Financial Group. M Holdings Securities retains a portion of these fees to cover its costs and remits the balance to the Member Firm or its selling agent.
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the separate account.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the consolidated financial statements of Nationwide Life and Annuity Insurance Company and subsidiary (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek high total investment return.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
Dimensional - DFA VA Global Moderate Allocation Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
Dimensional - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Dimensional - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Dimensional - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.

Dimensional - VIT Inflation-Protected Securities Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
M Fund, Inc. - M Capital Appreciation Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Frontier Capital Management Company, LLC
Investment Objective:	Maximum capital appreciation.
M Fund, Inc. - M International Equity Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Northern Cross, LLC
Investment Objective:	Long term capital appreciation.

M Fund, Inc. - M Large Cap Growth Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	DSM Capital Partners LLC
Investment Objective:	Long term capital appreciation.
M Fund, Inc. - M Large Cap Value Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	AJO, LP
Investment Objective:	Long term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	To provide growth of capital, and secondarily current income.
Designation: FF

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL

Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Definitions
Accelerated Death Benefit Payment – The actual benefit amount that will be paid under the Accelerated Death Benefit Rider if the eligibility and conditions for payment are met. The benefit amount paid is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the fixed investment options.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium (CTP) – An amount used in the calculation of the Premium Load and total compensation we pay. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. The Long-Term Fixed Account and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount adjusted for any post issue increases and decreases. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount.
Long-Term Fixed Account – An investment option that is funded by Nationwide’s general account.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.

Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.

Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount elected multiplied by the Base Policy Specified Amount, when a payment is requested under the Accelerated Death Benefit Rider. Policy owners do not receive the unadjusted amount because it does not include risk charges and adjustments made due to the premature payment of the Base Policy Specified Amount.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Appendix C: Surrender Charge Examples without the Accumulation Rider
The Surrender Charge Calculation and Reduction of Surrender Charges tables in this Appendix can be used in conjunction with the sample factor tables in Appendix C-1: Surrender Charge Examples without the Accumulation Rider for Policies Issued On And After January 1, 2014 or Appendix C-2: Surrender Charge Examples without the Accumulation Rider for Policies Issued Prior To January 1, 2014 to calculate the Surrender Charge for the policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The full tables of factors needed to calculate the Surrender Charge for any insured are provided in the Statement of Additional Information to this prospectus which is available on request by contacting our Service Center.
Surrender Charge Calculation
The maximum Surrender Charge ("SC") equals the lesser of (a or b), multiplied by p; plus (c multiplied by d). To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by e; and, if applicable, multiply by f; where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first two policy years
(p)	=	is the surrender charge percentage in the range 24% - 65%, which varies by age and sex, from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the sample "Reduction of Surrender Charges without the Accumulation Rider" table below (the full table appears in the "Surrender Charge" section of this prospectus); and
(f)	=	a Surrender Charge reduction factor applicable only to Base Policy Specified Amount increases, 60% in all cases.
Reduction of Surrender Charges without the Accumulation Rider (e) in the formula above
Policy Year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
4	95%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
14	10.0%	0%
15 and thereafter	0%	0%

Appendix C-1: Surrender Charge Examples Without the Accumulation Rider for Policies Issued On and After January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges shown in the Transaction Fees portion of the In Summary: Fee Tables section of the prospectus. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Select Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
3	n/a	1.854	n/a	1.491
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
73	61.233	64.922	73.775	49.328
Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
0	65.0%	65.0%
3	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
73	59.0%	65.0%
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
73	8.30	6.20	6.20	6.20
[1]	"Bands" in the tables correspond to particular ranges of Base Policy Specified Amount. If there are increases, the Total Specified Amount is used:

Band 2	=	Base Policy Specified Amount equal to or greater than $100,000 and less than $250,000.
Band 3	=	Base Policy Specified Amount equal to or greater than $250,000 and less than $500,000.
Band 4	=	Base Policy Specified Amount equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Base Policy Specified Amount equal to or greater than $1,000,000.
Examples
The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 73, standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premium paid in the first policy year is $10,000, and a full surrender is taken during the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 73.775 =$7,377.50	(d)	=	8.30
(b)	=	$10,000	(e)	=	100%
(p)	=	0.59	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1000 = $100

(a) is less than (b), so:
SC	=	[($7,377.50 x 0.59) + ($100 x 8.30)] x 100%
	=	[$4,352.73 + $830] x 100%
	=	$5,182.73 which corresponds to $51.83 per $1,000 of Base Policy Specified Amount ($5,182.73 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$5,182.73 x 77.5% =$4,016.62 which corresponds to $40.17 per $1,000 of Base Policy Specified Amount ($4,016.62 / $100).
The minimum Surrender Charge calculation assumes: the Insured is a female, issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); premium paid in the first two policy years equals the minimum at issue premium required of $929.92, and a full surrender is taken during the 14th policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($10,000,000 / 1,000) x 1.491=$14,910.00	(d)	=	4.00
(b)	=	$929.92	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$10,000,000 / 1000 =$10,000

(a) is greater than (b), so:
SC	=	[($929.92 x 0.65) + ($10,000 x 4.00)] x 10%
	=	[$604.45 + $40,000] x 10%
	=	$4,060.45 which corresponds to $0.41 per $1,000 of Base Policy Specified Amount ($4,060.45 / $10,000).
The representative Surrender Charge calculation assumes: the Insured is a male, issue age 35, select preferred non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premium paid in the first policy year is $7,000, and a complete surrender of the policy in the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.

For this example, assume the Insured is a male, issue age 35, standard non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $6,000. The Policy Date is January 1, 2014. To calculate the maximum Surrender Charge, assume the policy is completely surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13 + $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2015. (Note that the age of the person at the time the increase is issued is age 36, standard non-tobacco rate class, for purposes of finding the correct factors in the tables. Also, note that Band 4 is applicable because the Total Specified Amount $600,000 is used to determine Band). The premiums paid during the first two years after the increase are $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	60%
(c)	=	$100,000 / 1000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 60%
	=	[$534.56 + $455.00] x 100%] x 60%
	=	$989.56 x 60%
	=	$593.74 which corresponds to $5.94 per $1,000 of the Base Policy Specified Amount increase ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2021.
For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% =$3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year Surrender Charge reduction percentage applies to that portion of Base Policy Specified Amount) the applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).

The combined Surrender Charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).

Appendix C-2: Surrender Charge Examples Without the Accumulation Rider for Policies Issued Prior to January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges for policies issued prior to January 1, 2014. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Select Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
3	n/a	1.854	n/a	1.491
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
72	57.393	60.850	69.148	46.433
Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
0	65.0%	65.0%
3	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
72	64.0%	65.0%
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
72	8.20	6.05	6.05	6.05
[1]	"Bands" in the tables correspond to particular ranges of Base Policy Specified Amount. If there are increases, the Total Specified Amount is used:

Band 2	=	Base Policy Specified Amount equal to or greater than $100,000 and less than $250,000.
Band 3	=	Base Policy Specified Amount equal to or greater than $250,000 and less than $500,000.
Band 4	=	Base Policy Specified Amount equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Base Policy Specified Amount equal to or greater than $1,000,000.
Examples
The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 72, standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premium paid in the first policy year is $10,000, and a full surrender is taken during the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 69.148 =$6,914.80	(d)	=	8.20
(b)	=	$10,000	(e)	=	100%
(p)	=	0.64	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1000 = $100

(a) is less than (b), so:
SC	=	[($6,914.80 x 0.64) + ($100 x 8.20)] x 100%
	=	[$4,425.47 + $820] x 100%
	=	$5,245.47 which corresponds to $52.46 per $1,000 of Base Policy Specified Amount ($5,245.47 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$5,245.47 x 77.5% =$4,065.24 which corresponds to $40.66 per $1,000 of Base Policy Specified Amount ($4,065.24 / $100).
The minimum Surrender Charge calculation assumes: the Insured is a female, issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); premium paid in the first two policy years equals the minimum at issue premium required of $929.92, and a full surrender is taken during the 14th policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($10,000,000 / 1,000) x 1.491=$14,910.00	(d)	=	4.00
(b)	=	$929.92	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$10,000,000 / 1000 =$10,000

(a) is greater than (b), so:
SC	=	[($929.92 x 0.65) + ($10,000 x 4.00)] x 10%
	=	[$604.45 + $40,000] x 10%
	=	$4,060.45 which corresponds to $0.41 per $1,000 of Base Policy Specified Amount ($4,060.45 / $10,000).
The representative Surrender Charge calculation assumes: the Insured is a male, issue age 35, select preferred non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premium paid in the first policy year is $7,000, and a complete surrender of the policy in the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.

For this example, assume the Insured is a male, issue age 35, standard non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $6,000. The Policy Date is January 1, 2005. To calculate the maximum Surrender Charge, assume the policy is completely surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13 + $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006. (Note that the age of the person at the time the increase is issued is age 36, standard non-tobacco rate class, for purposes of finding the correct factors in the tables. Also, note that Band 4 is applicable because the Total Specified Amount $600,000 is used to determine Band). The premiums paid during the first two years after the increase are $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	60%
(c)	=	$100,000 / 1000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 60%
	=	[$534.56 + $455.00] x 100%] x 60%
	=	$989.56 x 60%
	=	$593.74 which corresponds to $5.94 per $1,000 of the Base Policy Specified Amount increase ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.
For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% =$3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year Surrender Charge reduction percentage applies to that portion of Base Policy Specified Amount) the applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).

The combined Surrender Charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).

Appendix D: Surrender Charge Examples with the Accumulation Rider
The Surrender Charge Calculation and Reduction of Surrender Charges table in this Appendix can be used in conjunction with the sample factor tables in Appendix D-1: Surrender Charge Examples with the Accumulation Rider for Policies Issued On And After January 1, 2014 or Appendix D-2: Surrender Charge Examples with the Accumulation Rider for Policies Issued Prior To January 1, 2014 to calculate the Surrender Charge for the policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The full tables of factors needed to calculate the Surrender Charge for any insured are provided in the Statement of Additional Information to this prospectus which is available on request by contacting the Service Center.
The maximum Surrender Charge ("SC") equals the lesser of (a or b), multiplied by p; plus (c multiplied by d). To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by e where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
(p)	=	is the surrender charge percentage in the range 21% - 85% which varies by issue age, sex, Total Specified Amount, and Death Benefit option, from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the sample "Reduction of Surrender Charges with the Accumulation Rider" or the "Reduction of Surrender Charges Schedules for the Surrender Charge Waiver Options" table on the next page (the full tables appear in the "Surrender Charge" section of the prospectus or, if one of the Surrender Charge Waiver Options is elected, the "Reduction of Surrender Charges Schedules" table in the "Accumulation Rider" section of the prospectus).
Reduction of Surrender Charges with the Accumulation
Rider (e) in the formula above
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
7	70.0%	60.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%
Reduction of Surrender Charges Schedules for the Surrender
Charge Waiver Options (e) in the formula above
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge for all issue ages:
	Option 1	Option 2
1	0%	50%
2	0%	50%
3	0%	50%
4	0%	30%
5	0%	10%
6+	0%	0%

Appendix D-1: Surrender Charge Examples With the Accumulation Rider for Policies Issued On and After January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges shown in the Transaction Fees portion of the In Summary: Fee Tables section of the prospectus. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
Issue Age	Male	Female
3	2.125	1.708
35	8.963	7.542
36	9.419	7.919
68	54.143	41.998
Surrender Charge Percentage (p) in the formula above1
	Death Benefit Options 1 and 3
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.74539	0.69809	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.75620	0.71080	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74952	0.85000	0.81090	0.85000	0.82934	0.85000	0.83947	0.85000

	Death Benefit Option 2
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.66625	0.60404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.68183	0.62234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.73112	0.85000	0.79250	0.85000	0.81094	0.85000	0.82107	0.85000
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
68	7.80	5.45	5.45	5.45
[1]	"Bands" in the tables correspond to particular ranges of Total Specified Amount. If there are increases, they are added to the Total Specified Amount to determine the applicable Band:

Band 2	=	Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3	=	Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4	=	Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Total Specified Amounts equal to or greater than $1,000,000.
Examples without Surrender Charge Waiver Options
The examples assume that no Surrender Charge Option Waiver is elected.

The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; the Base Policy Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1 or 3; and a full surrender is taken during either of the first two policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($1,000,000 / 1,000) x 54.143 =$54,143.00	(c)	=	$1,000,000 / 1000 =$1000
(b)	=	$100,000	(d)	=	5.45
(p)	=	0.83947	(e)	=	100%

(a) is less than (b), so:
SC	=	[($54,143.00 x 0.83947) + ($1,000 x 5.45)] x 100%
	=	[$45,451.42 + $5,450] x 100%
	=	$50,901.42 which corresponds to $50.91 per $1,000 of Base Policy Specified Amount ($50,901.42 / $1,000).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =80.0%
SC	=	$50,901.42 x 80.0% =$40,721.14 which corresponds to $40.73 per $1,000 of Base Policy Specified Amount ($40,721.14 / $1000).
The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 3, non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); total premium paid during the first year equals the minimum required at issue premium of $2,241.86; Death Benefit Option 1; and a full surrender is taken during the 10th policy year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($10,000,000 / 1,000) x 1.708 =$17,080.00	(c)	=	$10,000,000 / 1000 =$10,000
(b)	=	$2,241.84	(d)	=	4.00
(p)	=	0.85	(e)	=	8.30%

(b) is less than (a) so:
SC	=	[($2,241.84 x 0.85) + ($10000 x 4)] x 8.30%
	=	[$1,905.56 + $40000] x 8.30%
	=	$41,905.56 x 8.30%
	=	$3,478.16 which corresponds to $0.35 per $1000 of Base Policy Specified Amount ($3,478.16 / $10,000).
The representative Surrender Charge calculation assumes: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first four policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	100%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 100%
	=	[$3,809.28 + $2,250] x 100%
	=	$6,059.28 which corresponds to $12.12 per $1,000 of Base Policy Specified Amount ($6,059.28 / $500).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =95.0%
SC	=	$6,059.28 x 95% =$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.31 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.
For this example, assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $100,000 (Band 2);Death Benefit Option 2; and premiums paid in the first year are $1,000; the Policy Date is January 1, 2014; and the policy is completely surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 8.963 =$896.30	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.66625	(e)	=	100%

(a) is less than (b), so:
SC	=	[($896.30 x 0.66625) + ($100 x 7.50)] x 100%
	=	[$597.16+ $750] x 100%
	=	$1,347.16 which corresponds to $13.48 per $1,000 of Base Policy Specified Amount ($1,347.16 / $100).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2015. (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Also, note that Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band). The premiums paid during the first year after the increase are $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 9.419 =$941.90	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.68183	(e)	=	100%

(a) is less than (b), so:
SC	=	[($941.90 x0.68183) + ($100 x 7.50)] x 100%
	=	[$642.22 + $750] x 100%
	=	$1,392.22 which corresponds to $13.93 per $1,000 of the Base Policy Specified Amount increase ($1,392.22 / $100).
Now assume the policy is completely surrendered in the seventh policy year on March 1, 2021.
For the $100,000 initial Base Policy Specified Amount, (e), issue age 0-49, =70.0%, the applicable Surrender Charge is:
SC	=	$1,347.16 x 70.0% =$943.01 which corresponds to $9.44 per $1,000 of Base Policy Specified Amount ($943.01 / $100).

For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount.) the applicable Surrender Charge is:
SC	=	$1,392.22 x 95.0% =$1,322.61 which corresponds to $13.23 per $1,000 of Base Policy Specified Amount ($1,322.61/ $100).
The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:
SC	=	$943.01 + $1,322.61 =$2,265.62 which corresponds to $11.33 per $1,000 of Base Policy Specified Amount ($2,265.62 / $200).
Examples with Surrender Charge Waiver Options
The following examples show the impact of electing a Surrender Charge Waiver Option under the Accumulation Rider and are based on the representative Surrender Charge calculation. For comparison, the total amount charged for the applicable option, at the assumed point of surrender based on the representative charge in the In Summary: Fee Table, is also provided and is based on the following formula:
Surrender Charge Waiver Option monthly rate x 12 x (Base Policy Specified Amount / $1,000) x number of completed policy years.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 95%
	=	[$3,809.28 + $2,250] x 95%
	=	$6,059.28 x 95%
	=	$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.32 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).

For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600
$3,600.00 + $0.00, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	10%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 10%
	=	[$3,809.28 + $2,250] x 10%
	=	$6,059.28 x 10%
	=	$605.93 which corresponds to $1.22 per $1,000 of Base Policy Specified Amount ($605.93 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500
$1,500.00 + $605.93, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
The following examples illustrate scenarios which result in the total amount charged for the Surrender Charge Waiver Option plus any remaining Surrender Charge exceeding the Surrender Charge that would have applied at the time of surrender if no waiver option had been elected.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $1,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 95%
	=	[$850.00 + $2,250.00] x 95%
	=	$3,100.00 x 95%
	=	$2,945.00 which corresponds to $5.89 per $1,000 of Base Policy Specified Amount ($2,945.00 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 0%
	=	[$850.00 + $2,250.00] x 0%
	=	$3,100.00 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount currently charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $2,945.00 that would otherwise have been assessed.
Now assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in the tenth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	8.3%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 8.3%
	=	[$3,809.28 + $2,250] x 8.3%
	=	$6,059.28 x 8.3%
	=	$502.92 which corresponds to $1.01 per $1,000 of Base Policy Specified Amount ($502.92 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500.00
$1,500.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.
Appendix D-2: Surrender Charge Examples With the Accumulation Rider for Policies Prior to January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges for policies issued prior to January 1, 2014. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
Issue Age	Male	Female
3	2.125	1.708
35	8.963	7.542
36	9.419	7.919
68	54.143	41.998
Surrender Charge Percentage (p) in the formula above1
	Death Benefit Options 1 and 3
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.70171	0.66447	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.71264	0.67733	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74832	0.85000	0.80968	0.85000	0.82809	0.85000	0.83821	0.85000

	Death Benefit Option 2
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.62258	0.57042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.63828	0.58887	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.72994	0.85000	0.79130	0.85000	0.80971	0.85000	0.81984	0.85000
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
3	6.00	4.00	4.00	4.00

Issue Age	Band 2	Band 3	Band 4	Band 5
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
68	7.80	5.45	5.45	5.45
[1]	"Bands" in the tables correspond to particular ranges of Total Specified Amount. If there are increases, they are added to the Total Specified Amount to determine the applicable Band:

Band 2	=	Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3	=	Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4	=	Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Total Specified Amounts equal to or greater than $1,000,000.
Examples
The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; the Base Policy Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1 or 3; and a full surrender is taken during either of the first two policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($1,000,000 / 1,000) x 54.143 =$54,143.00	(c)	=	$1,000,000 / 1000 =$1000
(b)	=	$100,000	(d)	=	5.45
(p)	=	0.83821	(e)	=	100%

(a) is less than (b), so:
SC	=	[($54,143.00 x 0.83821) + ($1,000 x 5.45)] x 100%
	=	[$45,383.20 + $5,450] x 100%
	=	$50,833.20 which corresponds to $50.84 per $1,000 of Base Policy Specified Amount ($50,833.20 / $1,000).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =80.0%
SC	=	$50,833.20 x 80.0% =$40,666.56 which corresponds to $40.67 per $1,000 of Base Policy Specified Amount ($40,666.56 / $1,000).
The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 3, non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); total premium paid during the first year equals the minimum required at issue premium of $2,241.86; Death Benefit Option 1; and a full surrender is taken during the 10th policy year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($10,000,000 / 1,000) x 1.708 =$17,080.00	(c)	=	$10,000,000 / 1000 =$10,000
(b)	=	$2,241.86	(d)	=	4.00
(p)	=	0.85	(e)	=	8.30%

(b) is less than (a) so:
SC	=	[($2,241.86 x 0.85) + ($10,000 x 4)] x 8.30%
	=	[$1,905.58 + $40,000] x 8.30%
	=	$41,905.58 x 8.30%
	=	$3,478.16 which corresponds to $0.35 per $1,000 of Base Policy Specified Amount ($3,478.16 / $10,000).

The representative Surrender Charge calculation assumes: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first four policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	100%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 100%
	=	[$3,809.28 + $2,250] x 100%
	=	$6,059.28 which corresponds to $12.12 per $1,000 of Base Policy Specified Amount ($6,059.28 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =95.0%
SC	=	$6,059.28 x 95% =$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.31 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.
For this example, assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $100,000 (Band 2);Death Benefit Option 2; and premiums paid in the first year are $1,000; the Policy Date is January 1, 2009; and the policy is completely surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 8.963 =$896.30	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.62258	(e)	=	100%

(a) is less than (b), so:
SC	=	[($896.30 x0.62258) + ($100 x 7.50)] x 100%
	=	[$558.02+ $750] x 100%
	=	$1,308.02 which corresponds to $13.09 per $1,000 of Base Policy Specified Amount ($1,308.02 / $100).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2010. (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Also, note that Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band). The premiums paid during the first year after the increase are $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 9.419 =$941.90	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.63828	(e)	=	100%

(a) is less than (b), so:
SC	=	[($941.90 x0.63828) + ($100 x 7.50)] x 100%
	=	[$601.20 + $750] x 100%
	=	$1,351.20 which corresponds to $13.52 per $1,000 of the Base Policy Specified Amount increase ($1,351.20 / $100).
Now assume the policy is completely surrendered in the seventh policy year on March 1, 2015.
For the $100,000 initial Base Policy Specified Amount, (e), issue age 0-49, =70.0%, the applicable Surrender Charge is:
SC	=	$1,308.02 x 70.0% =$915.61 which corresponds to $9.16 per $1,000 of Base Policy Specified Amount ($915.61 / $100).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount.) the applicable Surrender Charge is:
SC	=	$1,351.20 x 95.0% =$1,283.64 which corresponds to $12.84 per $1,000 of Base Policy Specified Amount ($1,283.64/ $100).
The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:
SC	=	$915.61 + $1,283.64 =$2,199.25 which corresponds to $11.00 per $1,000 of Base Policy Specified Amount ($2,199.25 / $200).
Examples with Surrender Charge Waiver Options
The following examples show the impact of electing a Surrender Charge Waiver Option under the Accumulation Rider and are based on the representative Surrender Charge calculation. For comparison, the total amount charged for the applicable option, at the assumed point of surrender based on the representative charge in the In Summary: Fee Table, is also provided and is based on the following formula:
Surrender Charge Waiver Option monthly rate x 12 x (Base Policy Specified Amount / $1,000) x number of completed policy years.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 95%
	=	[$3,809.28 + $2,250] x 95%
	=	$6,059.28 x 95%
	=	$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.32 / $500).

If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600
$3,600.00 + $0.00, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	10%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 10%
	=	[$3,809.28 + $2,250] x 10%
	=	$6,059.28 x 10%
	=	$605.93 which corresponds to $1.22 per $1,000 of Base Policy Specified Amount ($605.93 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500
$1,500.00 + $605.93, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
The following examples illustrate scenarios which result in the total amount charged for the Surrender Charge Waiver Option plus any remaining Surrender Charge exceeding the Surrender Charge that would have applied at the time of surrender if no waiver option had been elected.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $1,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 95%
	=	[$850.00 + $2,250.00] x 95%
	=	$3,100.00 x 95%
	=	$2,945.00 which corresponds to $5.89 per $1,000 of Base Policy Specified Amount ($2,945.00 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 0%
	=	[$850.00 + $2,250.00] x 0%
	=	$3,100.00 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount currently charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $2,945.00 that would otherwise have been assessed.
Now assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in the tenth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	8.3%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 8.3%
	=	[$3,809.28 + $2,250] x 8.3%
	=	$6,059.28 x 8.3%
	=	$502.92 which corresponds to $1.01 per $1,000 of Base Policy Specified Amount ($502.92 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.
If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500.00
$1,500.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

Appendix E: Underwriting and Distribution Charge Examples without the Accumulation Rider
The information in the tables on this page is used to show how monthly Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount are used to calculate the dollar amount of the charge based on the Base Policy Specified Amount and an Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase. Numbers in the tables below are for example purposes and may be rounded up to the nearest one-hundredth decimal place. For current rates applicable to your policy, please request an illustration or contact our Service Center.
The applicable Underwriting and Distribution Charge rate is set based on two factors:
(1)	the Insured's Attained Age on the Policy Date or effective date of an increase in the Base Policy Specified Amount;
(2)	the Total Base Policy Specified Amount at the time of determination.
Guaranteed Maximum Rates:
Attained Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount (Tier 1)	Per $1,000 Charge for the Base Policy Specified Amount in excess of $250,000 (Tier 2)
All Ages	$0.20	$0.10
Current Rates:
Attained Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount (Tier 1)	Per $1,000 Charge for the Base Policy Specified Amount in excess of $250,000 (Tier 2)
0	$0.13	$0.03
35	$0.13	$0.03
37	$0.14	$0.03
The monthly Underwriting and Distribution Charge is calculated using the rates in the table above as follows:
•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus
•	any Base Policy Specified Amount above $250,000 multiplied by the applicable Tier 2 rate; divided by
•	$1,000.
This is also expressed by the following formula:
[Minimum of ($250,000 and BPSA) x Tier 1 rate + Maximum of ($0.00 and (BPSA - $250,000)) x Tier 2 rate] / $1,000
The maximum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.20 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is any issue age; any sex; with a Base Policy Specified Amount of $250,000 and guaranteed rates apply.
The monthly charge	=	[$250,000 x 0.20] / $1,000
	=	[$50,000] / $1,000
	=	$50 or $0.20 per $1,000 of Base Policy Specified Amount ($50 / 250)
The minimum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.04 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 0; any sex; with a Base Policy Specified Amount of $10,000,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.13) + (($10,000,000 - $250,000) x 0.03)] / $1,000
	=	[($250,000 x 0.13) + ($9,750,000 x 0.03)] / $1,000
	=	[$32,500 + $292,500] / $1,000
	=	$325,000 / $1,000
	=	$325 or $0.04 per $1,000 of Base Policy Specified Amount ($325 / 10,000)

The representative Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.08 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 35; any sex; with a Base Policy Specified Amount of $500,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.13) + (($500,000 - $250,000) x 0.03)] / $1,000
	=	[($250,000 x 0.13) + ($250,000 x 0.03)] / $1,000
	=	[$32,500 + $7,500] / $1,000
	=	$40,000 / $1,000
	=	$40 or $0.08 per $1,000 of Base Policy Specified Amount ($40 / 500)
The following monthly Underwriting and Distribution Charge examples show the impact of a Base Policy Specified Amount increase. To start, the calculation assumes: the Insured is a male, issue age 35; the Base Policy Specified Amount is $200,000 on the Policy Date; and current rates apply.
The monthly charge	=	[$200,000 x 0.13] / $1,000
	=	$26,000 / $1,000
	=	$26 or $0.13 per $1,000 of Base Policy Specified Amount ($26 / 200)
Now assume a Base Policy Specified Amount increase of $200,000 when the Insured reaches Attained Age 37, and current rates still apply. The Base Policy Specified Amount is now $400,000. The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $200,000 of the Base Policy Specified Amount remains $26. The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.
The first $50,000 of the increase is in Tier 1 and the remaining $150,000 is in Tier 2.
The monthly charge for the increase only	=	[($50,000 x 0.14) + ($150,000 x 0.03)] / $1,000
	=	[$7,000 + $4,500] / $1,000
	=	$11,500 / $1,000
	=	$11.50 or $0.06 per $ 1,000 of the Base Policy Specified Amount increase ($11.50 / 200)
The total monthly Underwriting and Distribution charge from the effective date of the increase until the end of the fifth Policy Year =$26 + $11.50 =$37.50 or $0.10 per $ 1,000 of Base Policy Specified Amount ($37.50 / 400).
After the end of the fifth Policy Year, the portion of the Underwriting and Distribution Charge based on the initial Base Policy Specified Amount will be $0.00, so assuming no further increases the remaining charge will be $11.50, or $0.03 per $1,000 of Base Policy Specified Amount ($11.50 / $400) until the end of the fifth year after the effective date of the increase after which there will be no Underwriting and Distribution Charge unless you request additional increases.

Appendix F: Underwriting and Distribution Charge Examples with the Accumulation Rider
The information in the tables on this page is used to show how monthly Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount are used to calculate the dollar amount of the charge based on the Base Policy Specified Amount and an Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase. Numbers in the tables below are for example purposes and may be rounded up to the nearest one-hundredth decimal place. A complete table of the guaranteed maximum rates is provided in the Statement of Additional Information to this prospectus which is available on request by contacting our Service Center. For current rates applicable to your policy, please request an illustration or contact our Service Center.
The applicable Underwriting and Distribution Charge rate is set based on three factors:
(1)	the Insured's Attained Age on the Policy Date or effective date of an increase in the Base Policy Specified Amount;
(2)	the Death Benefit option in effect on the Policy Date or effective date of an increase in the Base Policy Specified Amount;1 and
(3)	the applicable Base Policy Specified Amount Tier based on the Base Policy Specified Amount at the time of determination.
[1]	The applicable Attained Age is the Policy Date for the initial Base Policy Specified Amount or the effective date of a Base Policy Specified Amount increase. The applicable Death Benefit option is the death benefit option in effect on the date of determination.
Guaranteed Maximum Rates:
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.13	0.09
55	0.35	0.27	0.24	0.50	0.42	0.39
60	0.51	0.34	0.31	0.68	0.50	0.47
85	1.00	0.84	0.84	1.18	1.01	1.01
Current Rates for policies with a Policy Date on or after May 6, 2013:
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.07	0.11	0.08
35	0.30	0.10	0.07	0.17	0.19	0.14
85	1.00	0.84	0.84	1.18	0.86	0.86
Current Rates for policies with a Policy Date prior to May 6, 2013:
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.11	0.08
35	0.30	0.10	0.07	0.34	0.19	0.14
85	1.00	0.84	0.84	1.18	0.86	0.86
The monthly Underwriting and Distribution Charge is calculated using the rates in the table above as follows:
•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus
•	any Base Policy Specified Amount above $250,000 up to, and including, $500,000 multiplied by the applicable Tier 2 rate; plus
•	any Base Policy Specified Amount above $500,000 multiplied by the applicable Tier 3 rate; divided by $1,000.
This is also expressed by the following formula:

[Minimum of ($250,000 and BPSA) x Tier 1 rate + Minimum of ((Maximum of ($0.00 and BPSA - $250,000)) and $250,000) x Tier 2 rate + Maximum of ($0.00 and BPSA - $500,000) x Tier 3 rate] / $1,000
The maximum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $1.18 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 85; any sex; Death Benefit Option 2; with a Base Policy Specified Amount of $250,000; and the guaranteed maximum rates apply.
The monthly charge	=	[$250,000 x 1.18] / $1,000
	=	$295,000 / $1,000
	=	$295 or $1.18 per $1,000 of Base Policy Specified Amount ($295 / 250)
The minimum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.02 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 0; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $10,000,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.13) + ($250,000 x 0.05) + (($10,000,000 - $500,000) x 0.01)] / $1,000
	=	[($250,000 x 0.13) + ($250,000 x 0.05) + ($9,500,000 x 0.01)] / $1,000
	=	[32,500 + $12,500 + $95,000] / $1,000
	=	$140,000 / $1,000
	=	$140 or $0.02 per $1,000 of Base Policy Specified Amount ($140 / 10,000)
The representative Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.20 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 35; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $500,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.30) + (($500,000 - $250,000) x 0.10)] / $1,000
	=	[($250,000 x 0.30) + ($250,000 x 0.10)] / $1,000
	=	[$75,000 + $25,000] / $1,000
	=	$100,000 / $1,000
	=	$100 or $0.20 per $1,000 of Base Policy Specified Amount ($100 / $500)
The following monthly Underwriting and Distribution Charge examples show the impact of a Base Policy Specified Amount increase. To start, the calculation assumes: the Insured is a male, issue age 55, Death Benefit Option 1 is elected, the Base Policy Specified Amount is $400,000 on the Policy Date; and the guaranteed maximum rates apply.
The monthly charge	=	[($250,000 x 0.35) + (($400,000 – 250,000) x 0.27)] / $1,000
	=	[($250,000 x 0.35) + ($150,000) x 0.27)] / $1,000
	=	[$87,500 + $40,500] / $1,000
	=	$128,000 / $1,000
	=	$128 or $0.32 per $1,000 of Base Policy Specified Amount ($128 / 400)
Now assume a Base Policy Specified Amount increase of $250,000 when the Insured reaches Attained Age 60, Death Benefit Option 1 and the guaranteed maximum rates still apply. The Base Policy Specified amount is now $650,000. The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $400,000 of the Base Policy Specified Amount remains $128. The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.

The first $100,000 of the increase is in Tier 2 (BPSA > $250,000, and < $500,000) and the remaining $150,000 is in Tier 3 (BPSA > $500,000).
The monthly charge for the increase only	=	[($100,000 x 0.34) + ($150,000 x 0.31)] / $1,000
	=	[$34,000 + $46,500] / $1,000
	=	$80,500 / $1,000
	=	$80.50 or $0.33 per $ 1,000 of the Base Policy Specified Amount increase ($80.50 / 250)
The total monthly Underwriting and Distribution Charge from the effective date of the increase to the end of the tenth Policy Year =$128 + $80.50 =$208.50 or $0.33 per $ 1,000 of Base Policy Specified Amount ($208.50 / 650).
After the end of the tenth Policy Year, the portion of the Underwriting and Distribution Charge based on the initial Base Policy Specified Amount will be $0.00, so assuming no further increases the remaining charge will be $80.50, or $0.13 per $1,000 of Base Policy Specified Amount ($80.50 / $650) until the end of the tenth year after the effective date of the increase after which there will be no Underwriting and Distribution Charge unless you request additional increases.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life and Annuity Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life and Annuity Insurance Company and the policy. Information about Nationwide Life and Annuity Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-21697
Securities Act of 1933 Registration File No. 333-146650

Nationwide Marathon® Performance VUL
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life and Annuity Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2018 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2018.

Page
General Information and History	2
Nationwide VL Separate Account-G	2
Nationwide Investment Services Corporation (NISC)	2
Services	2
Underwriting Procedure	3
Policy Restoration Procedure	4
Maximum Surrender Charge Calculation Factors for Policies without the Accumulation Rider Issued on or after January 1, 2014	4
Maximum Surrender Charge Calculation Factors for Policies with the Accumulation Rider Issued on or after January 1, 2014	10
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date on or after May 6, 2013	16
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date prior to May 6, 2013	18
Maximum Surrender Charge Calculation Factors for Policies Issued without the Accumulation Rider Prior to January 1, 2014	20
Maximum Surrender Charge Calculation Factors for Policies Issued with the Accumulation Rider Prior to January 1, 2014	25
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date on or after May 6, 2013	31
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date prior to May 6, 2013	33
Illustrations	35
Advertising	35
Tax Definition of Life Insurance	36

General Information and History
Nationwide VL Separate Account-G (the "Variable Account") is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, except New York. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Nationwide VL Separate Account-G
Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
If the elect the Accumulation Rider is not elected: Gross commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 145% of premiums paid during the first two Policy Years up to the CTP, plus 5% any premium paid in excess of the CTP during the first two Policy Years, and 5% of all premium paid after the second Policy Year.
If the Accumulation Rider is elected without also electing a surrender charge waiver option: Gross commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 145% of premiums paid during the first Policy Year up to the CTP, plus 5% any premium paid in excess of the CTP during the first Policy Year, and 5% of all premium paid after the first Policy Year.
If the Accumulation Rider is elected and also either of the surrender charge waiver options: Gross commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 180% of premiums paid during the first Policy Year up to the CTP (60% in the first Policy Year and 30% in each of the second through the fifth Policy Years), plus 5% of any premium paid in excess of the CTP during the first Policy Year, and 5% of all premium paid after the first Policy Year.
Nationwide paid no underwriting commissions to NISC for this separate account in the last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors,
3

including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.70% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VL Separate Account-G and the consolidated financial statements and schedules of Nationwide Life and Annuity Insurance Company and subsidiary for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VL Separate Account-G. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners' Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral
4

(unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge Calculation Factors for Policies without the Accumulation Rider Issued on or after January 1, 2014
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped. The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by age, underwriting classification, and sex. Examples of how to calculate the surrender charge for the policy are provided in Appendix C-1: Surrender Charge Examples without the Accumulation Rider for Policies Issued On or After January 1, 2014 of the prospectus.
Surrender Target Factor
Male Insureds
Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
0	1.673	N/A	N/A	N/A	N/A
1	1.717	N/A	N/A	N/A	N/A
2	1.780	N/A	N/A	N/A	N/A
5

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
3	1.854	N/A	N/A	N/A	N/A
4	1.939	N/A	N/A	N/A	N/A
5	2.029	N/A	N/A	N/A	N/A
6	2.126	N/A	N/A	N/A	N/A
7	2.227	N/A	N/A	N/A	N/A
8	2.334	N/A	N/A	N/A	N/A
9	2.446	N/A	N/A	N/A	N/A
10	2.564	N/A	N/A	N/A	N/A
11	2.689	N/A	N/A	N/A	N/A
12	2.820	N/A	N/A	N/A	N/A
13	2.953	N/A	N/A	N/A	N/A
14	3.092	N/A	N/A	N/A	N/A
15	3.236	N/A	N/A	N/A	N/A
16	3.380	N/A	N/A	N/A	N/A
17	3.526	N/A	N/A	N/A	N/A
18	3.674	3.465	3.340	3.966	4.175
19	3.827	3.610	3.479	4.132	4.349
20	3.987	3.761	3.625	4.304	4.531
21	4.156	3.920	3.778	4.487	4.723
22	4.334	4.088	3.940	4.679	4.925
23	4.522	4.265	4.111	4.882	5.139
24	4.720	4.452	4.291	5.096	5.364
25	4.930	4.650	4.482	5.322	5.602
26	5.151	4.858	4.682	5.560	5.853
27	5.382	5.076	4.893	5.810	6.116
28	5.626	5.306	5.114	6.073	6.393
29	5.884	5.549	5.349	6.352	6.686
30	6.159	5.809	5.599	6.649	6.999
31	6.452	6.086	5.866	6.965	7.332
32	6.765	6.380	6.150	7.303	7.687
33	7.097	6.694	6.452	7.662	8.065
34	7.450	7.027	6.773	8.043	8.466
35	7.825	7.380	7.114	8.447	8.892
36	8.224	7.756	7.476	8.878	9.345
37	8.644	8.153	7.858	9.332	9.823
38	9.091	8.575	8.265	9.814	10.331
39	9.564	9.020	8.694	10.325	10.868
40	10.064	9.492	9.149	10.864	11.436
41	10.593	9.992	9.630	11.436	12.038
42	11.154	10.520	10.140	12.041	12.675
43	11.745	11.078	10.678	12.680	13.347
44	12.371	11.668	11.246	13.355	14.058
45	13.029	12.289	11.845	14.066	14.806
46	13.724	12.944	12.476	14.815	15.595
47	14.458	13.637	13.144	15.609	16.430
48	15.235	14.370	13.850	16.447	17.313
49	16.066	15.153	14.606	17.344	18.257
50	16.954	15.991	15.413	18.303	19.266
51	17.903	16.886	16.275	19.327	20.344
52	18.916	17.841	17.196	20.420	21.495
53	19.993	18.857	18.175	21.583	22.719
54	21.137	19.936	19.215	22.818	24.019
55	22.350	21.080	20.318	24.128	25.398
56	23.633	22.290	21.485	25.513	26.856
57	24.993	23.573	22.721	26.981	28.401
6

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
58	26.435	24.933	24.032	28.538	30.040
59	27.980	26.391	25.437	30.206	31.796
60	29.637	27.953	26.942	31.994	33.678
61	31.407	29.623	28.552	33.906	35.690
62	33.292	31.401	30.266	35.940	37.832
63	35.291	33.285	32.082	38.098	40.103
64	37.407	35.282	34.006	40.383	42.508
65	39.654	37.401	36.049	42.808	45.061
66	42.044	39.655	38.222	45.388	47.777
67	44.601	42.067	40.546	48.149	50.683
68	47.355	44.664	43.050	51.121	53.812
69	50.326	47.467	45.751	54.330	57.189
70	53.553	50.510	48.685	57.813	60.856
71	57.052	53.811	51.866	61.590	64.832
72	60.850	57.393	55.318	65.691	69.148
73	64.922	61.233	59.020	70.086	73.775
74	69.310	65.372	63.009	74.823	78.761
75	74.065	69.857	67.332	79.957	84.165
76	79.229	N/A	N/A	N/A	90.033
77	84.854	N/A	N/A	N/A	96.425
78	90.966	N/A	N/A	N/A	103.370
79	97.574	N/A	N/A	N/A	110.879
80	104.679	N/A	N/A	N/A	118.953
81	112.323	N/A	N/A	N/A	127.640
82	120.494	N/A	N/A	N/A	136.925
83	129.291	N/A	N/A	N/A	146.922
84	138.796	N/A	N/A	N/A	157.723
85	149.046	N/A	N/A	N/A	169.370
Female Insureds
Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
0	1.316	N/A	N/A	N/A	N/A
1	1.375	N/A	N/A	N/A	N/A
2	1.429	N/A	N/A	N/A	N/A
3	1.491	N/A	N/A	N/A	N/A
4	1.558	N/A	N/A	N/A	N/A
5	1.631	N/A	N/A	N/A	N/A
6	1.706	N/A	N/A	N/A	N/A
7	1.787	N/A	N/A	N/A	N/A
8	1.870	N/A	N/A	N/A	N/A
9	1.958	N/A	N/A	N/A	N/A
10	2.050	N/A	N/A	N/A	N/A
11	2.147	N/A	N/A	N/A	N/A
12	2.249	N/A	N/A	N/A	N/A
13	2.355	N/A	N/A	N/A	N/A
14	2.464	N/A	N/A	N/A	N/A
15	2.579	N/A	N/A	N/A	N/A
16	2.699	N/A	N/A	N/A	N/A
17	2.823	N/A	N/A	N/A	N/A
18	2.954	2.786	2.686	3.189	3.357
19	3.091	2.916	2.810	3.337	3.513
20	3.235	3.051	2.941	3.492	3.676
21	3.385	3.193	3.078	3.655	3.847
22	3.545	3.343	3.222	3.827	4.028
7

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
23	3.712	3.501	3.374	4.007	4.218
24	3.890	3.669	3.536	4.199	4.420
25	4.075	3.844	3.705	4.399	4.631
26	4.272	4.030	3.884	4.612	4.855
27	4.479	4.225	4.072	4.836	5.090
28	4.697	4.430	4.270	5.070	5.337
29	4.925	4.646	4.478	5.317	5.597
30	5.166	4.873	4.697	5.577	5.871
31	5.422	5.114	4.929	5.853	6.161
32	5.690	5.367	5.173	6.143	6.466
33	5.973	5.633	5.430	6.448	6.787
34	6.271	5.915	5.701	6.770	7.126
35	6.584	6.210	5.986	7.108	7.482
36	6.914	6.521	6.286	7.464	7.857
37	7.261	6.848	6.601	7.838	8.251
38	7.627	7.194	6.934	8.234	8.667
39	8.014	7.559	7.286	8.652	9.107
40	8.424	7.946	7.658	9.094	9.573
41	8.858	8.355	8.053	9.563	10.066
42	9.317	8.788	8.470	10.059	10.588
43	9.803	9.246	8.912	10.583	11.140
44	10.318	9.732	9.380	11.139	11.725
45	10.862	10.245	9.874	11.726	12.343
46	11.437	10.788	10.398	12.347	12.997
47	12.045	11.361	10.950	13.004	13.688
48	12.686	11.965	11.533	13.695	14.416
49	13.363	12.604	12.148	14.426	15.185
50	14.076	13.276	12.796	15.195	15.995
51	14.828	13.986	13.480	16.008	16.850
52	15.620	14.733	14.200	16.863	17.750
53	16.454	15.519	14.958	17.763	18.698
54	17.332	16.348	15.757	18.711	19.696
55	18.259	17.222	16.599	19.712	20.749
56	19.236	18.143	17.487	20.766	21.859
57	20.265	19.113	18.422	21.877	23.028
58	21.350	20.137	19.409	23.048	24.261
59	22.495	21.216	20.450	24.284	25.562
60	23.707	22.360	21.552	25.593	26.940
61	24.994	23.574	22.722	26.982	28.402
62	26.361	24.863	23.965	28.458	29.956
63	27.816	26.235	25.287	30.029	31.609
64	29.367	27.699	26.698	31.703	33.372
65	31.024	29.261	28.203	33.491	35.254
66	32.793	30.930	29.812	35.402	37.265
67	34.687	32.716	31.534	37.446	39.417
68	36.716	34.630	33.378	39.637	41.723
69	38.892	36.683	35.357	41.986	44.196
70	41.229	38.886	37.481	44.508	46.851
71	43.739	41.253	39.762	47.218	49.703
72	46.433	43.795	42.212	50.127	52.765
73	49.328	46.525	44.843	53.251	56.054
74	52.442	49.462	47.674	56.613	59.593
75	55.798	52.628	50.726	60.237	63.407
76	59.424	N/A	N/A	N/A	67.527
77	63.348	N/A	N/A	N/A	71.986
8

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
78	67.606	N/A	N/A	N/A	76.825
79	72.238	N/A	N/A	N/A	82.089
80	77.295	N/A	N/A	N/A	87.835
81	82.836	N/A	N/A	N/A	94.132
82	88.784	N/A	N/A	N/A	100.891
83	95.157	N/A	N/A	N/A	108.133
84	102.064	N/A	N/A	N/A	115.982
85	109.558	N/A	N/A	N/A	124.498
9

Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Specified Amount: Band 2 = Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Specified Amounts equal to or greater than $1,000,000.
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
Age	Band 2	Band 3	Band 4	Band 5
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
10

Surrender Charge Percentage
Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
Issue Age	Male	Female
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
Issue Age	Male	Female
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	65.0%	65.0%
71	65.0%	65.0%
72	63.0%	65.0%
73	59.0%	65.0%
74	55.0%	65.0%
75	51.0%	65.0%
76	47.0%	64.0%
77	44.0%	60.0%
78	41.0%	56.0%
79	38.0%	52.0%
80	35.0%	48.0%
81	32.0%	45.0%
82	30.0%	42.0%
83	28.0%	39.0%
84	25.0%	36.0%
85	24.0%	33.0%
Maximum Surrender Charge Calculation Factors for Policies with the Accumulation Rider Issued on or after January 1, 2014
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped. The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by issue age, sex, Specified Amount, and Death Benefit option. Examples of how to calculate the surrender charge for the policy are provided in Appendix D-1: Surrender Charge Examples without the Accumulation Rider for Policies Issued On and After January 1, 2014 of the prospectus.
Surrender Target Factor
Issue Age	Male	Female
0	1.917	1.508
1	1.967	1.575
2	2.039	1.637
3	2.125	1.708
4	2.221	1.786
5	2.325	1.868
6	2.436	1.955
7	2.552	2.047
8	2.674	2.143
9	2.803	2.243
10	2.938	2.349
Issue Age	Male	Female
11	3.081	2.460
12	3.230	2.577
13	3.384	2.698
14	3.543	2.823
15	3.707	2.955
16	3.872	3.092
17	4.040	3.235
18	4.209	3.384
19	4.385	3.541
20	4.568	3.706
21	4.761	3.879
Issue Age	Male	Female
22	4.965	4.061
23	5.180	4.253
24	5.408	4.456
25	5.647	4.669
26	5.900	4.894
27	6.165	5.131
28	6.444	5.380
29	6.740	5.642
30	7.055	5.919
31	7.391	6.211
32	7.749	6.518
11

Issue Age	Male	Female
33	8.129	6.842
34	8.534	7.183
35	8.963	7.542
36	9.419	7.919
37	9.901	8.317
38	10.412	8.736
39	10.953	9.179
40	11.526	9.649
41	12.132	10.145
42	12.773	10.671
43	13.451	11.228
44	14.166	11.817
45	14.920	12.439
46	15.715	13.098
47	16.555	13.794
48	17.444	14.527
49	18.394	15.302
50	19.411	16.118
Issue Age	Male	Female
51	20.496	16.978
52	21.654	17.884
53	22.886	18.838
54	24.195	19.843
55	25.582	20.903
56	27.049	22.020
57	28.604	23.197
58	30.252	24.438
59	32.018	25.747
60	33.911	27.134
61	35.934	28.605
62	38.087	30.168
63	40.370	31.830
64	42.787	33.603
65	45.353	35.495
66	48.082	37.517
67	51.001	39.681
68	54.143	41.998
Issue Age	Male	Female
69	57.533	44.483
70	61.214	47.151
71	65.204	50.016
72	69.535	53.091
73	74.176	56.393
74	79.176	59.946
75	84.594	63.775
76	90.474	67.909
77	96.879	72.382
78	103.836	77.234
79	111.356	82.512
80	119.438	88.272
81	128.132	94.582
82	137.421	101.353
83	147.421	108.605
84	158.220	116.462
85	169.864	124.985
Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
Age	Band 2	Band 3	Band 4	Band 5
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
12

Age	Band 2	Band 3	Band 4	Band 5
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
Age	Band 2	Band 3	Band 4	Band 5
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
13

Surrender Charge Percentage
"Bands" as used in the Surrender Charge Percentage table below corresponds to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Death Benefit Options 1 and 3
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
7	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.85000	0.83651	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.84310	0.81068	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.82310	0.78764	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.80537	0.76707	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.78965	0.74908	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.77589	0.73336	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.76411	0.71970	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.75390	0.70803	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.74539	0.69809	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.75620	0.71080	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.76665	0.72296	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.77679	0.73458	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.78651	0.74577	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.79590	0.75646	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.80510	0.76687	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.81401	0.77684	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.82253	0.78637	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.83078	0.79561	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
45	0.83844	0.80456	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.84497	0.81245	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.85000	0.82010	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.85000	0.82751	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.85000	0.83466	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.80100	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74952	0.85000	0.81090	0.85000	0.82934	0.85000	0.83947	0.85000
69	0.70119	0.85000	0.75807	0.85000	0.77491	0.85000	0.78407	0.85000
70	0.65545	0.85000	0.70809	0.85000	0.72344	0.85000	0.73170	0.85000
71	0.61212	0.80100	0.66077	0.85000	0.67474	0.85000	0.68217	0.85000
72	0.57099	0.75047	0.61588	0.80932	0.62857	0.82599	0.63522	0.83473
73	0.53209	0.70293	0.57349	0.75745	0.58499	0.77263	0.59094	0.78048
74	0.49520	0.65774	0.53333	0.70818	0.54374	0.72199	0.54903	0.72901
75	0.45870	0.61474	0.49375	0.66136	0.50311	0.67389	0.50779	0.68015
76	0.42504	0.57455	0.45666	0.61684	0.46538	0.62860	0.46973	0.63447
77	0.39372	0.53620	0.42218	0.57449	0.43029	0.58550	0.43435	0.59100
78	0.36462	0.49964	0.39019	0.53421	0.39773	0.54451	0.40151	0.54966
79	0.33778	0.46527	0.36070	0.49640	0.36772	0.50603	0.37123	0.51085
80	0.31290	0.43166	0.33342	0.45959	0.33995	0.46857	0.34321	0.47305
81	0.28981	0.40017	0.30814	0.42515	0.31421	0.43351	0.31725	0.43769
82	0.26845	0.37085	0.28480	0.39316	0.29045	0.40094	0.29328	0.40483
83	0.24879	0.34363	0.26334	0.36350	0.26860	0.37074	0.27123	0.37437
84	0.23079	0.31777	0.24371	0.33541	0.24861	0.34214	0.25106	0.34550
85	0.21441	0.29419	0.22586	0.30982	0.23043	0.31607	0.23272	0.31920
Death Benefit Option 2
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.77274	0.71682	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.75823	0.69803	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.74957	0.68912	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.73916	0.67747	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.73667	0.67412	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.73454	0.67185	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
7	0.73319	0.67042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.73271	0.66931	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.73292	0.66947	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.73392	0.67029	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.73553	0.67184	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.73766	0.67384	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.74019	0.67622	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.74318	0.67918	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.74620	0.68203	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.74903	0.68553	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.75142	0.68906	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.75375	0.69306	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.75592	0.69717	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.75841	0.70127	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.76109	0.70581	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.76416	0.71066	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.76749	0.71557	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.77102	0.72079	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.77491	0.72628	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.75577	0.70404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.73866	0.68449	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.72330	0.66734	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.70990	0.65253	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.69849	0.63978	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.68884	0.62920	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.68089	0.62100	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.67466	0.61345	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.66974	0.60804	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.66625	0.60404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.68183	0.62234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.69680	0.63980	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.71122	0.65643	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.72499	0.67236	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.73820	0.68755	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.75100	0.70221	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.76331	0.71619	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.77503	0.72953	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.78630	0.74235	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
45	0.79679	0.75468	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.80430	0.76372	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.81144	0.77253	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.81820	0.78112	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.82495	0.78944	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.83252	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.78062	0.85000	0.84678	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.73112	0.85000	0.79250	0.85000	0.81094	0.85000	0.82107	0.85000
69	0.68389	0.85000	0.74077	0.85000	0.75761	0.85000	0.76677	0.85000
70	0.63920	0.83211	0.69184	0.85000	0.70719	0.85000	0.71545	0.85000
71	0.59687	0.78061	0.64552	0.84407	0.65949	0.85000	0.66691	0.85000
72	0.55669	0.73169	0.60158	0.79054	0.61427	0.80721	0.62100	0.81595
73	0.51870	0.68525	0.56009	0.73977	0.57160	0.75495	0.57754	0.76280
74	0.48267	0.64111	0.52080	0.69156	0.53121	0.70536	0.53650	0.71239
75	0.44702	0.59912	0.48207	0.64574	0.49144	0.65827	0.49612	0.66453
76	0.41417	0.55989	0.44579	0.60219	0.45451	0.61394	0.45886	0.61982
77	0.38361	0.52247	0.41207	0.56076	0.42018	0.57177	0.42423	0.57727
78	0.35521	0.48680	0.38078	0.52136	0.38832	0.53166	0.39210	0.53681
79	0.32902	0.45326	0.35194	0.48439	0.35896	0.49402	0.36247	0.49884
80	0.30476	0.42047	0.32527	0.44840	0.33180	0.45737	0.33507	0.46186
81	0.28224	0.38974	0.30056	0.41473	0.30664	0.42309	0.30968	0.42727
82	0.26141	0.36115	0.27775	0.38346	0.28341	0.39124	0.28623	0.39513
83	0.24223	0.33460	0.25678	0.35447	0.26204	0.36172	0.26467	0.36534
84	0.22468	0.30938	0.23760	0.32702	0.24250	0.33375	0.24495	0.33711
85	0.20872	0.28639	0.22017	0.30202	0.22474	0.30827	0.22702	0.31140
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date on or after May 6, 2013
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.07	0.11	0.08
1	0.13	0.05	0.01	0.07	0.11	0.08
2	0.14	0.05	0.01	0.08	0.12	0.08
3	0.14	0.05	0.01	0.08	0.12	0.09
4	0.15	0.05	0.01	0.08	0.13	0.09
5	0.15	0.05	0.01	0.09	0.13	0.09
6	0.16	0.06	0.01	0.09	0.13	0.10
7	0.16	0.06	0.01	0.09	0.14	0.10
8	0.17	0.06	0.01	0.10	0.14	0.11
9	0.17	0.06	0.01	0.10	0.14	0.11
10	0.18	0.06	0.01	0.11	0.15	0.11
11	0.18	0.06	0.01	0.11	0.15	0.12
12	0.19	0.07	0.01	0.11	0.16	0.12
13	0.19	0.07	0.02	0.12	0.16	0.12
14	0.20	0.07	0.02	0.12	0.16	0.13
15	0.20	0.07	0.02	0.12	0.17	0.13
17

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
16	0.21	0.07	0.02	0.13	0.17	0.13
17	0.21	0.07	0.03	0.13	0.17	0.13
18	0.22	0.08	0.03	0.14	0.18	0.13
19	0.22	0.08	0.03	0.14	0.18	0.13
20	0.23	0.08	0.03	0.14	0.18	0.13
21	0.23	0.08	0.04	0.15	0.18	0.13
22	0.24	0.08	0.04	0.15	0.18	0.13
23	0.24	0.08	0.04	0.15	0.18	0.13
24	0.25	0.09	0.04	0.16	0.18	0.13
25	0.25	0.09	0.05	0.16	0.18	0.13
26	0.26	0.09	0.05	0.16	0.18	0.14
27	0.26	0.09	0.05	0.16	0.18	0.14
28	0.27	0.09	0.05	0.17	0.18	0.14
29	0.27	0.09	0.06	0.17	0.18	0.14
30	0.28	0.10	0.06	0.17	0.18	0.14
31	0.28	0.10	0.06	0.17	0.18	0.14
32	0.29	0.10	0.06	0.17	0.18	0.14
33	0.29	0.10	0.07	0.17	0.19	0.14
34	0.30	0.10	0.07	0.17	0.19	0.14
35	0.30	0.10	0.07	0.17	0.19	0.14
36	0.31	0.11	0.08	0.17	0.19	0.15
37	0.31	0.12	0.10	0.17	0.20	0.16
38	0.31	0.13	0.11	0.17	0.21	0.16
39	0.31	0.14	0.12	0.17	0.21	0.17
40	0.31	0.15	0.13	0.17	0.22	0.18
41	0.31	0.16	0.15	0.17	0.23	0.19
42	0.32	0.17	0.16	0.17	0.23	0.19
43	0.32	0.18	0.17	0.17	0.24	0.20
44	0.32	0.19	0.18	0.17	0.25	0.21
45	0.32	0.20	0.20	0.17	0.25	0.21
46	0.32	0.21	0.20	0.18	0.26	0.23
47	0.33	0.22	0.20	0.20	0.28	0.24
48	0.33	0.22	0.21	0.21	0.29	0.26
49	0.33	0.23	0.21	0.22	0.30	0.27
50	0.34	0.24	0.22	0.23	0.32	0.28
51	0.34	0.24	0.22	0.24	0.33	0.30
52	0.34	0.25	0.23	0.26	0.34	0.31
53	0.35	0.26	0.23	0.27	0.35	0.32
54	0.35	0.26	0.23	0.28	0.37	0.34
55	0.35	0.27	0.24	0.30	0.38	0.35
56	0.39	0.28	0.25	0.32	0.39	0.36
57	0.42	0.30	0.27	0.35	0.40	0.37
58	0.45	0.31	0.28	0.37	0.41	0.39
59	0.48	0.32	0.29	0.40	0.43	0.40
60	0.51	0.34	0.31	0.43	0.44	0.41
61	0.54	0.35	0.32	0.46	0.45	0.42
62	0.58	0.36	0.34	0.49	0.46	0.44
63	0.61	0.38	0.35	0.51	0.47	0.45
64	0.64	0.39	0.37	0.55	0.48	0.46
65	0.67	0.40	0.38	0.58	0.49	0.47
66	0.69	0.43	0.41	0.60	0.52	0.50
18

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
67	0.70	0.46	0.44	0.63	0.54	0.52
68	0.72	0.48	0.47	0.66	0.56	0.55
69	0.74	0.51	0.50	0.68	0.58	0.57
70	0.75	0.54	0.53	0.71	0.61	0.60
71	0.77	0.56	0.55	0.74	0.63	0.62
72	0.79	0.59	0.58	0.77	0.65	0.65
73	0.80	0.62	0.61	0.80	0.68	0.67
74	0.82	0.64	0.64	0.83	0.70	0.70
75	0.84	0.67	0.67	0.86	0.72	0.72
76	0.85	0.69	0.69	0.89	0.73	0.73
77	0.87	0.70	0.70	0.93	0.75	0.75
78	0.89	0.72	0.72	0.96	0.76	0.76
79	0.90	0.74	0.74	0.99	0.78	0.78
80	0.92	0.75	0.75	1.02	0.79	0.79
81	0.94	0.77	0.77	1.05	0.81	0.81
82	0.95	0.79	0.79	1.08	0.82	0.82
83	0.97	0.80	0.80	1.12	0.83	0.83
84	0.99	0.82	0.82	1.15	0.85	0.85
85	1.00	0.84	0.84	1.18	0.86	0.86
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date prior to May 6, 2013
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.13	0.09
1	0.13	0.05	0.01	0.14	0.13	0.09
2	0.14	0.05	0.01	0.15	0.14	0.10
3	0.14	0.05	0.01	0.16	0.14	0.10
4	0.15	0.05	0.01	0.17	0.15	0.11
5	0.15	0.05	0.01	0.18	0.15	0.11
6	0.16	0.06	0.01	0.20	0.16	0.11
7	0.16	0.06	0.01	0.21	0.16	0.12
8	0.17	0.06	0.01	0.22	0.16	0.12
9	0.17	0.06	0.01	0.23	0.17	0.13
10	0.18	0.06	0.01	0.24	0.17	0.13
11	0.18	0.06	0.01	0.25	0.18	0.14
12	0.19	0.07	0.01	0.26	0.18	0.14
13	0.19	0.07	0.02	0.27	0.19	0.14
14	0.20	0.07	0.02	0.28	0.19	0.15
15	0.20	0.07	0.02	0.29	0.19	0.15
16	0.21	0.07	0.02	0.31	0.20	0.16
17	0.21	0.07	0.03	0.32	0.20	0.16
18	0.22	0.08	0.03	0.33	0.21	0.17
19	0.22	0.08	0.03	0.34	0.21	0.17
20	0.23	0.08	0.03	0.35	0.22	0.17
19

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
21	0.23	0.08	0.04	0.36	0.22	0.18
22	0.24	0.08	0.04	0.37	0.23	0.18
23	0.24	0.08	0.04	0.38	0.23	0.19
24	0.25	0.09	0.04	0.39	0.23	0.19
25	0.25	0.09	0.05	0.40	0.24	0.20
26	0.26	0.09	0.05	0.41	0.24	0.20
27	0.26	0.09	0.05	0.41	0.24	0.20
28	0.27	0.09	0.05	0.41	0.24	0.20
29	0.27	0.09	0.06	0.42	0.24	0.20
30	0.28	0.10	0.06	0.42	0.24	0.20
31	0.28	0.10	0.06	0.42	0.24	0.20
32	0.29	0.10	0.06	0.43	0.24	0.20
33	0.29	0.10	0.07	0.43	0.24	0.20
34	0.30	0.10	0.07	0.43	0.24	0.20
35	0.30	0.10	0.07	0.44	0.24	0.20
36	0.31	0.11	0.08	0.44	0.25	0.22
37	0.31	0.12	0.10	0.44	0.25	0.23
38	0.31	0.13	0.11	0.44	0.26	0.24
39	0.31	0.14	0.12	0.44	0.27	0.25
40	0.31	0.15	0.13	0.44	0.28	0.26
41	0.31	0.16	0.15	0.44	0.29	0.27
42	0.32	0.17	0.16	0.44	0.30	0.28
43	0.32	0.18	0.17	0.44	0.30	0.29
44	0.32	0.19	0.18	0.44	0.31	0.30
45	0.32	0.20	0.20	0.44	0.32	0.31
46	0.32	0.21	0.20	0.44	0.33	0.32
47	0.33	0.22	0.20	0.45	0.34	0.33
48	0.33	0.22	0.21	0.46	0.35	0.34
49	0.33	0.23	0.21	0.46	0.36	0.34
50	0.34	0.24	0.22	0.47	0.37	0.35
51	0.34	0.24	0.22	0.48	0.38	0.36
52	0.34	0.25	0.23	0.48	0.39	0.37
53	0.35	0.26	0.23	0.49	0.40	0.37
54	0.35	0.26	0.23	0.50	0.41	0.38
55	0.35	0.27	0.24	0.50	0.42	0.39
56	0.39	0.28	0.25	0.54	0.44	0.40
57	0.42	0.30	0.27	0.57	0.45	0.42
58	0.45	0.31	0.28	0.61	0.47	0.44
59	0.48	0.32	0.29	0.64	0.48	0.45
60	0.51	0.34	0.31	0.68	0.50	0.47
61	0.54	0.35	0.32	0.71	0.52	0.49
62	0.58	0.36	0.34	0.74	0.53	0.50
63	0.61	0.38	0.35	0.78	0.55	0.52
64	0.64	0.39	0.37	0.81	0.56	0.54
65	0.67	0.40	0.38	0.85	0.58	0.55
66	0.69	0.43	0.41	0.86	0.61	0.58
67	0.70	0.46	0.44	0.88	0.63	0.61
68	0.72	0.48	0.47	0.90	0.66	0.64
69	0.74	0.51	0.50	0.91	0.69	0.67
70	0.75	0.54	0.53	0.93	0.71	0.70
71	0.77	0.56	0.55	0.95	0.74	0.73
20

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
72	0.79	0.59	0.58	0.96	0.77	0.76
73	0.80	0.62	0.61	0.98	0.79	0.79
74	0.82	0.64	0.64	1.00	0.82	0.82
75	0.84	0.67	0.67	1.01	0.85	0.85
76	0.85	0.69	0.69	1.03	0.86	0.86
77	0.87	0.70	0.70	1.05	0.88	0.88
78	0.89	0.72	0.72	1.06	0.90	0.90
79	0.90	0.74	0.74	1.08	0.91	0.91
80	0.92	0.75	0.75	1.10	0.93	0.93
81	0.94	0.77	0.77	1.11	0.95	0.95
82	0.95	0.79	0.79	1.13	0.96	0.96
83	0.97	0.80	0.80	1.15	0.98	0.98
84	0.99	0.82	0.82	1.16	1.00	1.00
85	1.00	0.84	0.84	1.18	1.01	1.01
Maximum Surrender Charge Calculation Factors for Policies Issued without the Accumulation Rider Prior to January 1, 2014
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped. The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by age, underwriting classification, and sex. Examples of how to calculate the Surrender Charge for the policy are provided in Appendix C-2: Surrender Charge Examples With the Accumulation Rider for Policies Issued Prior to January 1, 2014 of the prospectus.
Surrender Target Factor
Male Insureds
Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
0	1.673	N/A	N/A	N/A	N/A
1	1.717	N/A	N/A	N/A	N/A
2	1.780	N/A	N/A	N/A	N/A
3	1.854	N/A	N/A	N/A	N/A
4	1.939	N/A	N/A	N/A	N/A
5	2.029	N/A	N/A	N/A	N/A
6	2.126	N/A	N/A	N/A	N/A
7	2.227	N/A	N/A	N/A	N/A
8	2.334	N/A	N/A	N/A	N/A
9	2.446	N/A	N/A	N/A	N/A
10	2.564	N/A	N/A	N/A	N/A
11	2.689	N/A	N/A	N/A	N/A
12	2.820	N/A	N/A	N/A	N/A
13	2.953	N/A	N/A	N/A	N/A
14	3.092	N/A	N/A	N/A	N/A
15	3.236	N/A	N/A	N/A	N/A
16	3.380	N/A	N/A	N/A	N/A
17	3.526	N/A	N/A	N/A	N/A
18	3.674	3.465	3.340	3.966	4.175
19	3.827	3.610	3.479	4.132	4.349
20	3.987	3.761	3.625	4.304	4.531
21

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
21	4.156	3.920	3.778	4.487	4.723
22	4.334	4.088	3.940	4.679	4.925
23	4.522	4.265	4.111	4.882	5.139
24	4.720	4.452	4.291	5.096	5.364
25	4.930	4.650	4.482	5.322	5.602
26	5.151	4.858	4.682	5.560	5.853
27	5.382	5.076	4.893	5.810	6.116
28	5.626	5.306	5.114	6.073	6.393
29	5.884	5.549	5.349	6.352	6.686
30	6.159	5.809	5.599	6.649	6.999
31	6.452	6.086	5.866	6.965	7.332
32	6.765	6.380	6.150	7.303	7.687
33	7.097	6.694	6.452	7.662	8.065
34	7.450	7.027	6.773	8.043	8.466
35	7.825	7.380	7.114	8.447	8.892
36	8.224	7.756	7.476	8.878	9.345
37	8.644	8.153	7.858	9.332	9.823
38	9.091	8.575	8.265	9.814	10.331
39	9.564	9.020	8.694	10.325	10.868
40	10.064	9.492	9.149	10.864	11.436
41	10.593	9.992	9.630	11.436	12.038
42	11.154	10.520	10.140	12.041	12.675
43	11.745	11.078	10.678	12.680	13.347
44	12.371	11.668	11.246	13.355	14.058
45	13.029	12.289	11.845	14.066	14.806
46	13.724	12.944	12.476	14.815	15.595
47	14.458	13.637	13.144	15.609	16.430
48	15.235	14.370	13.850	16.447	17.313
49	16.066	15.153	14.606	17.344	18.257
50	16.954	15.991	15.413	18.303	19.266
51	17.903	16.886	16.275	19.327	20.344
52	18.916	17.841	17.196	20.420	21.495
53	19.993	18.857	18.175	21.583	22.719
54	21.137	19.936	19.215	22.818	24.019
55	22.350	21.080	20.318	24.128	25.398
56	23.633	22.290	21.485	25.513	26.856
57	24.993	23.573	22.721	26.981	28.401
58	26.435	24.933	24.032	28.538	30.040
59	27.980	26.391	25.437	30.206	31.796
60	29.637	27.953	26.942	31.994	33.678
61	31.407	29.623	28.552	33.906	35.690
62	33.292	31.401	30.266	35.940	37.832
63	35.291	33.285	32.082	38.098	40.103
64	37.407	35.282	34.006	40.383	42.508
65	39.654	37.401	36.049	42.808	45.061
66	42.044	39.655	38.222	45.388	47.777
67	44.601	42.067	40.546	48.149	50.683
68	47.355	44.664	43.050	51.121	53.812
69	50.326	47.467	45.751	54.330	57.189
70	53.553	50.510	48.685	57.813	60.856
71	57.052	53.811	51.866	61.590	64.832
72	60.850	57.393	55.318	65.691	69.148
73	64.922	61.233	59.020	70.086	73.775
74	69.310	65.372	63.009	74.823	78.761
75	74.065	69.857	67.332	79.957	84.165
22

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
76	79.229	N/A	N/A	N/A	90.033
77	84.854	N/A	N/A	N/A	96.425
78	90.966	N/A	N/A	N/A	103.370
79	97.574	N/A	N/A	N/A	110.879
80	104.679	N/A	N/A	N/A	118.953
81	112.323	N/A	N/A	N/A	127.640
82	120.494	N/A	N/A	N/A	136.925
83	129.291	N/A	N/A	N/A	146.922
84	138.796	N/A	N/A	N/A	157.723
85	149.046	N/A	N/A	N/A	169.370
Female Insureds
Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
0	1.316	N/A	N/A	N/A	N/A
1	1.375	N/A	N/A	N/A	N/A
2	1.429	N/A	N/A	N/A	N/A
3	1.491	N/A	N/A	N/A	N/A
4	1.558	N/A	N/A	N/A	N/A
5	1.631	N/A	N/A	N/A	N/A
6	1.706	N/A	N/A	N/A	N/A
7	1.787	N/A	N/A	N/A	N/A
8	1.870	N/A	N/A	N/A	N/A
9	1.958	N/A	N/A	N/A	N/A
10	2.050	N/A	N/A	N/A	N/A
11	2.147	N/A	N/A	N/A	N/A
12	2.249	N/A	N/A	N/A	N/A
13	2.355	N/A	N/A	N/A	N/A
14	2.464	N/A	N/A	N/A	N/A
15	2.579	N/A	N/A	N/A	N/A
16	2.699	N/A	N/A	N/A	N/A
17	2.823	N/A	N/A	N/A	N/A
18	2.954	2.786	2.686	3.189	3.357
19	3.091	2.916	2.810	3.337	3.513
20	3.235	3.051	2.941	3.492	3.676
21	3.385	3.193	3.078	3.655	3.847
22	3.545	3.343	3.222	3.827	4.028
23	3.712	3.501	3.374	4.007	4.218
24	3.890	3.669	3.536	4.199	4.420
25	4.075	3.844	3.705	4.399	4.631
26	4.272	4.030	3.884	4.612	4.855
27	4.479	4.225	4.072	4.836	5.090
28	4.697	4.430	4.270	5.070	5.337
29	4.925	4.646	4.478	5.317	5.597
30	5.166	4.873	4.697	5.577	5.871
31	5.422	5.114	4.929	5.853	6.161
32	5.690	5.367	5.173	6.143	6.466
33	5.973	5.633	5.430	6.448	6.787
34	6.271	5.915	5.701	6.770	7.126
35	6.584	6.210	5.986	7.108	7.482
36	6.914	6.521	6.286	7.464	7.857
37	7.261	6.848	6.601	7.838	8.251
38	7.627	7.194	6.934	8.234	8.667
39	8.014	7.559	7.286	8.652	9.107
40	8.424	7.946	7.658	9.094	9.573
23

Issue Age	Standard Non-tobacco	Select Preferred Non-tobacco	Select Preferred Plus Non-tobacco	Preferred Tobacco	Standard Tobacco
41	8.858	8.355	8.053	9.563	10.066
42	9.317	8.788	8.470	10.059	10.588
43	9.803	9.246	8.912	10.583	11.140
44	10.318	9.732	9.380	11.139	11.725
45	10.862	10.245	9.874	11.726	12.343
46	11.437	10.788	10.398	12.347	12.997
47	12.045	11.361	10.950	13.004	13.688
48	12.686	11.965	11.533	13.695	14.416
49	13.363	12.604	12.148	14.426	15.185
50	14.076	13.276	12.796	15.195	15.995
51	14.828	13.986	13.480	16.008	16.850
52	15.620	14.733	14.200	16.863	17.750
53	16.454	15.519	14.958	17.763	18.698
54	17.332	16.348	15.757	18.711	19.696
55	18.259	17.222	16.599	19.712	20.749
56	19.236	18.143	17.487	20.766	21.859
57	20.265	19.113	18.422	21.877	23.028
58	21.350	20.137	19.409	23.048	24.261
59	22.495	21.216	20.450	24.284	25.562
60	23.707	22.360	21.552	25.593	26.940
61	24.994	23.574	22.722	26.982	28.402
62	26.361	24.863	23.965	28.458	29.956
63	27.816	26.235	25.287	30.029	31.609
64	29.367	27.699	26.698	31.703	33.372
65	31.024	29.261	28.203	33.491	35.254
66	32.793	30.930	29.812	35.402	37.265
67	34.687	32.716	31.534	37.446	39.417
68	36.716	34.630	33.378	39.637	41.723
69	38.892	36.683	35.357	41.986	44.196
70	41.229	38.886	37.481	44.508	46.851
71	43.739	41.253	39.762	47.218	49.703
72	46.433	43.795	42.212	50.127	52.765
73	49.328	46.525	44.843	53.251	56.054
74	52.442	49.462	47.674	56.613	59.593
75	55.798	52.628	50.726	60.237	63.407
76	59.424	N/A	N/A	N/A	67.527
77	63.348	N/A	N/A	N/A	71.986
78	67.606	N/A	N/A	N/A	76.825
79	72.238	N/A	N/A	N/A	82.089
80	77.295	N/A	N/A	N/A	87.835
81	82.836	N/A	N/A	N/A	94.132
82	88.784	N/A	N/A	N/A	100.891
83	95.157	N/A	N/A	N/A	108.133
84	102.064	N/A	N/A	N/A	115.982
85	109.558	N/A	N/A	N/A	124.498
24

Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Specified Amount: Band 2 = Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Specified Amounts equal to or greater than $1,000,000.
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
Age	Band 2	Band 3	Band 4	Band 5
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
25

Surrender Charge Percentage
Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
Issue Age	Male	Female
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
Issue Age	Male	Female
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	65.0%	65.0%
71	65.0%	65.0%
72	64.0%	65.0%
73	59.0%	65.0%
74	55.0%	65.0%
75	51.0%	65.0%
76	48.0%	65.0%
77	44.0%	60.0%
78	41.0%	56.0%
79	38.0%	52.0%
80	35.0%	49.0%
81	33.0%	45.0%
82	30.0%	42.0%
83	28.0%	39.0%
84	26.0%	36.0%
85	24.0%	33.0%
Maximum Surrender Charge Calculation Factors for Policies Issued with the Accumulation Rider Prior to January 1, 2014
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped. The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by issue age, sex, Specified Amount, and Death Benefit option. Examples of how to calculate the Surrender Charge for the policy are provided in Appendix D-2: Surrender Charge Examples With the Accumulation Rider for Policies Prior to January 1, 2014 of the prospectus.
Surrender Target Factor
Issue Age	Male	Female
0	1.917	1.508
1	1.967	1.575
2	2.039	1.637
3	2.125	1.708
4	2.221	1.786
5	2.325	1.868
6	2.436	1.955
7	2.552	2.047
8	2.674	2.143
9	2.803	2.243
10	2.938	2.349
Issue Age	Male	Female
11	3.081	2.460
12	3.230	2.577
13	3.384	2.698
14	3.543	2.823
15	3.707	2.955
16	3.872	3.092
17	4.040	3.235
18	4.209	3.384
19	4.385	3.541
20	4.568	3.706
21	4.761	3.879
Issue Age	Male	Female
22	4.965	4.061
23	5.180	4.253
24	5.408	4.456
25	5.647	4.669
26	5.900	4.894
27	6.165	5.131
28	6.444	5.380
29	6.740	5.642
30	7.055	5.919
31	7.391	6.211
32	7.749	6.518
26

Issue Age	Male	Female
33	8.129	6.842
34	8.534	7.183
35	8.963	7.542
36	9.419	7.919
37	9.901	8.317
38	10.412	8.736
39	10.953	9.179
40	11.526	9.649
41	12.132	10.145
42	12.773	10.671
43	13.451	11.228
44	14.166	11.817
45	14.920	12.439
46	15.715	13.098
47	16.555	13.794
48	17.444	14.527
49	18.394	15.302
50	19.411	16.118
Issue Age	Male	Female
51	20.496	16.978
52	21.654	17.884
53	22.886	18.838
54	24.195	19.843
55	25.582	20.903
56	27.049	22.020
57	28.604	23.197
58	30.252	24.438
59	32.018	25.747
60	33.911	27.134
61	35.934	28.605
62	38.087	30.168
63	40.370	31.830
64	42.787	33.603
65	45.353	35.495
66	48.082	37.517
67	51.001	39.681
68	54.143	41.998
Issue Age	Male	Female
69	57.533	44.483
70	61.214	47.151
71	65.204	50.016
72	69.535	53.091
73	74.176	56.393
74	79.176	59.946
75	84.594	63.775
76	90.474	67.909
77	96.879	72.382
78	103.836	77.234
79	111.356	82.512
80	119.438	88.272
81	128.132	94.582
82	137.421	101.353
83	147.421	108.605
84	158.220	116.462
85	169.864	124.985
Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
Age	Band 2	Band 3	Band 4	Band 5
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
27

Age	Band 2	Band 3	Band 4	Band 5
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
Age	Band 2	Band 3	Band 4	Band 5
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
28

Surrender Charge Percentage
"Bands" as used in the Surrender Charge Percentage table below corresponds to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Death Benefit Options 1 and 3
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
7	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.84351	0.83142	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.81944	0.80268	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.79740	0.77680	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.77778	0.75392	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.76043	0.73336	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.74505	0.71536	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.73161	0.69966	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.72010	0.68600	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.71004	0.67440	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.70171	0.66447	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.71264	0.67733	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.72320	0.68961	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.73346	0.70130	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.74329	0.71266	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.75284	0.72348	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.76221	0.73396	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.77131	0.74403	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.78003	0.75374	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.78849	0.76314	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
45	0.79649	0.77226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.80340	0.78028	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.80999	0.78810	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.81624	0.79572	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.82243	0.80302	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.79892	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74832	0.85000	0.80968	0.85000	0.82809	0.85000	0.83821	0.85000
69	0.70009	0.85000	0.75695	0.85000	0.77377	0.85000	0.78292	0.85000
70	0.65445	0.85000	0.70706	0.85000	0.72240	0.85000	0.73065	0.85000
71	0.61120	0.79980	0.65983	0.85000	0.67379	0.85000	0.68120	0.85000
72	0.57015	0.74971	0.61503	0.80855	0.62770	0.82520	0.63435	0.83393
73	0.53135	0.70216	0.57273	0.75666	0.58422	0.77183	0.59016	0.77967
74	0.49452	0.65698	0.53264	0.70740	0.54304	0.72120	0.54832	0.72821
75	0.45964	0.61401	0.49471	0.66062	0.50409	0.67313	0.50878	0.67939
76	0.42735	0.57387	0.45902	0.61615	0.46778	0.62789	0.47215	0.63376
77	0.39707	0.53555	0.42560	0.57382	0.43377	0.58482	0.43785	0.59032
78	0.36872	0.49903	0.39437	0.53358	0.40198	0.54387	0.40579	0.54902
79	0.34239	0.46476	0.36541	0.49588	0.37250	0.50551	0.37605	0.51032
80	0.31783	0.43278	0.33845	0.46074	0.34506	0.46973	0.34837	0.47423
81	0.29489	0.40263	0.31332	0.42767	0.31948	0.43607	0.32256	0.44027
82	0.27354	0.37437	0.28999	0.39675	0.29573	0.40459	0.29860	0.40851
83	0.25376	0.34792	0.26841	0.36788	0.27375	0.37520	0.27642	0.37885
84	0.23555	0.32254	0.24857	0.34029	0.25355	0.34709	0.25604	0.35050
85	0.21890	0.29926	0.23045	0.31498	0.23509	0.32133	0.23741	0.32450
Death Benefit Option 2
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.77274	0.71682	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.75823	0.69803	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.74957	0.68912	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.73916	0.67747	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.73667	0.67412	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.73454	0.67185	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
7	0.73319	0.67042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.73271	0.66931	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.73292	0.66947	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.73392	0.67029	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.73553	0.67184	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.73766	0.67384	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.74019	0.67622	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.74318	0.67918	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.74620	0.68203	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.74903	0.68553	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.75142	0.68906	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.75264	0.69306	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.74648	0.69717	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.74145	0.70127	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.73722	0.69966	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.73384	0.69665	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.73141	0.69435	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.72961	0.69296	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.72864	0.69234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.70967	0.67024	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.69279	0.65067	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.67763	0.63347	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.66460	0.61881	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.65357	0.60607	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.64425	0.59547	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.63662	0.58678	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.63065	0.57976	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.62588	0.57442	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.62258	0.57042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.63828	0.58887	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.65336	0.60646	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.66790	0.62315	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.68177	0.63925	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.69514	0.65457	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.70812	0.66930	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.72062	0.68338	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.73255	0.69689	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.74402	0.70988	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
45	0.75485	0.72238	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.76274	0.73155	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.77033	0.74054	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.77759	0.74933	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.78482	0.75782	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.84789	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.83129	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.77940	0.85000	0.84553	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.72994	0.85000	0.79130	0.85000	0.80971	0.85000	0.81984	0.85000
69	0.68282	0.85000	0.73968	0.85000	0.75649	0.85000	0.76564	0.85000
70	0.63822	0.83139	0.69083	0.85000	0.70617	0.85000	0.71441	0.85000
71	0.59597	0.77987	0.64460	0.84333	0.65855	0.85000	0.66597	0.85000
72	0.55587	0.73095	0.60075	0.78978	0.61342	0.80644	0.62007	0.81517
73	0.51797	0.68450	0.55935	0.73900	0.57084	0.75417	0.57678	0.76201
74	0.48201	0.64037	0.52013	0.69079	0.53052	0.70459	0.53581	0.71160
75	0.44795	0.59841	0.48302	0.64502	0.49239	0.65753	0.49708	0.66379
76	0.41643	0.55923	0.44810	0.60151	0.45686	0.61325	0.46123	0.61912
77	0.38688	0.52184	0.41541	0.56011	0.42358	0.57111	0.42766	0.57661
78	0.35923	0.48619	0.38488	0.52075	0.39249	0.53104	0.39630	0.53618
79	0.33354	0.45276	0.35656	0.48388	0.36365	0.49351	0.36720	0.49832
80	0.30958	0.42156	0.33020	0.44952	0.33682	0.45851	0.34012	0.46301
81	0.28721	0.39216	0.30564	0.41719	0.31180	0.42559	0.31488	0.42979
82	0.26638	0.36460	0.28283	0.38698	0.28857	0.39482	0.29144	0.39874
83	0.24709	0.33880	0.26174	0.35876	0.26709	0.36608	0.26976	0.36973
84	0.22934	0.31405	0.24236	0.33180	0.24734	0.33860	0.24983	0.34201
85	0.21311	0.29135	0.22466	0.30708	0.22930	0.31342	0.23162	0.31659
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date on or after May 6, 2013
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.07	0.11	0.08
1	0.13	0.05	0.01	0.07	0.11	0.08
2	0.14	0.05	0.01	0.08	0.12	0.08
3	0.14	0.05	0.01	0.08	0.12	0.09
4	0.15	0.05	0.01	0.08	0.13	0.09
5	0.15	0.05	0.01	0.09	0.13	0.09
6	0.16	0.06	0.01	0.09	0.13	0.10
7	0.16	0.06	0.01	0.09	0.14	0.10
8	0.17	0.06	0.01	0.10	0.14	0.11
9	0.17	0.06	0.01	0.10	0.14	0.11
10	0.18	0.06	0.01	0.11	0.15	0.11
11	0.18	0.06	0.01	0.11	0.15	0.12
12	0.19	0.07	0.01	0.11	0.16	0.12
13	0.19	0.07	0.02	0.12	0.16	0.12
14	0.20	0.07	0.02	0.12	0.16	0.13
15	0.20	0.07	0.02	0.12	0.17	0.13
32

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
16	0.21	0.07	0.02	0.13	0.17	0.13
17	0.21	0.07	0.03	0.13	0.17	0.13
18	0.22	0.08	0.03	0.14	0.18	0.13
19	0.22	0.08	0.03	0.14	0.18	0.13
20	0.23	0.08	0.03	0.14	0.18	0.13
21	0.23	0.08	0.04	0.15	0.18	0.13
22	0.24	0.08	0.04	0.15	0.18	0.13
23	0.24	0.08	0.04	0.15	0.18	0.13
24	0.25	0.09	0.04	0.16	0.18	0.13
25	0.25	0.09	0.05	0.16	0.18	0.13
26	0.26	0.09	0.05	0.16	0.18	0.14
27	0.26	0.09	0.05	0.16	0.18	0.14
28	0.27	0.09	0.05	0.17	0.18	0.14
29	0.27	0.09	0.06	0.17	0.18	0.14
30	0.28	0.10	0.06	0.17	0.18	0.14
31	0.28	0.10	0.06	0.17	0.18	0.14
32	0.29	0.10	0.06	0.17	0.18	0.14
33	0.29	0.10	0.07	0.17	0.19	0.14
34	0.30	0.10	0.07	0.17	0.19	0.14
35	0.30	0.10	0.07	0.17	0.19	0.14
36	0.31	0.11	0.08	0.17	0.19	0.15
37	0.31	0.12	0.10	0.17	0.20	0.16
38	0.31	0.13	0.11	0.17	0.21	0.16
39	0.31	0.14	0.12	0.17	0.21	0.17
40	0.31	0.15	0.13	0.17	0.22	0.18
41	0.31	0.16	0.15	0.17	0.23	0.19
42	0.32	0.17	0.16	0.17	0.23	0.19
43	0.32	0.18	0.17	0.17	0.24	0.20
44	0.32	0.19	0.18	0.17	0.25	0.21
45	0.32	0.20	0.20	0.17	0.25	0.21
46	0.32	0.21	0.20	0.18	0.26	0.23
47	0.33	0.22	0.20	0.20	0.28	0.24
48	0.33	0.22	0.21	0.21	0.29	0.26
49	0.33	0.23	0.21	0.22	0.30	0.27
50	0.34	0.24	0.22	0.23	0.32	0.28
51	0.34	0.24	0.22	0.24	0.33	0.30
52	0.34	0.25	0.23	0.26	0.34	0.31
53	0.35	0.26	0.23	0.27	0.35	0.32
54	0.35	0.26	0.23	0.28	0.37	0.34
55	0.35	0.27	0.24	0.30	0.38	0.35
56	0.39	0.28	0.25	0.32	0.39	0.36
57	0.42	0.30	0.27	0.35	0.40	0.37
58	0.45	0.31	0.28	0.37	0.41	0.39
59	0.48	0.32	0.29	0.40	0.43	0.40
60	0.51	0.34	0.31	0.43	0.44	0.41
61	0.54	0.35	0.32	0.46	0.45	0.42
62	0.58	0.36	0.34	0.49	0.46	0.44
63	0.61	0.38	0.35	0.51	0.47	0.45
64	0.64	0.39	0.37	0.55	0.48	0.46
65	0.67	0.40	0.38	0.58	0.49	0.47
66	0.69	0.43	0.41	0.60	0.52	0.50
33

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
67	0.70	0.46	0.44	0.63	0.54	0.52
68	0.72	0.48	0.47	0.66	0.56	0.55
69	0.74	0.51	0.50	0.68	0.58	0.57
70	0.75	0.54	0.53	0.71	0.61	0.60
71	0.77	0.56	0.55	0.74	0.63	0.62
72	0.79	0.59	0.58	0.77	0.65	0.65
73	0.80	0.62	0.61	0.80	0.68	0.67
74	0.82	0.64	0.64	0.83	0.70	0.70
75	0.84	0.67	0.67	0.86	0.72	0.72
76	0.85	0.69	0.69	0.89	0.73	0.73
77	0.87	0.70	0.70	0.93	0.75	0.75
78	0.89	0.72	0.72	0.96	0.76	0.76
79	0.90	0.74	0.74	0.99	0.78	0.78
80	0.92	0.75	0.75	1.02	0.79	0.79
81	0.94	0.77	0.77	1.05	0.81	0.81
82	0.95	0.79	0.79	1.08	0.82	0.82
83	0.97	0.80	0.80	1.12	0.83	0.83
84	0.99	0.82	0.82	1.15	0.85	0.85
85	1.00	0.84	0.84	1.18	0.86	0.86
Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider For Policies with a policy date prior to May 6, 2013
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.13	0.09
1	0.13	0.05	0.01	0.14	0.13	0.09
2	0.14	0.05	0.01	0.15	0.14	0.10
3	0.14	0.05	0.01	0.16	0.14	0.10
4	0.15	0.05	0.01	0.17	0.15	0.11
5	0.15	0.05	0.01	0.18	0.15	0.11
6	0.16	0.06	0.01	0.20	0.16	0.11
7	0.16	0.06	0.01	0.21	0.16	0.12
8	0.17	0.06	0.01	0.22	0.16	0.12
9	0.17	0.06	0.01	0.23	0.17	0.13
10	0.18	0.06	0.01	0.24	0.17	0.13
11	0.18	0.06	0.01	0.25	0.18	0.14
12	0.19	0.07	0.01	0.26	0.18	0.14
13	0.19	0.07	0.02	0.27	0.19	0.14
14	0.20	0.07	0.02	0.28	0.19	0.15
15	0.20	0.07	0.02	0.29	0.19	0.15
16	0.21	0.07	0.02	0.31	0.20	0.16
17	0.21	0.07	0.03	0.32	0.20	0.16
18	0.22	0.08	0.03	0.33	0.21	0.17
19	0.22	0.08	0.03	0.34	0.21	0.17
20	0.23	0.08	0.03	0.35	0.22	0.17
34

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
21	0.23	0.08	0.04	0.36	0.22	0.18
22	0.24	0.08	0.04	0.37	0.23	0.18
23	0.24	0.08	0.04	0.38	0.23	0.19
24	0.25	0.09	0.04	0.39	0.23	0.19
25	0.25	0.09	0.05	0.40	0.24	0.20
26	0.26	0.09	0.05	0.41	0.24	0.20
27	0.26	0.09	0.05	0.41	0.24	0.20
28	0.27	0.09	0.05	0.41	0.24	0.20
29	0.27	0.09	0.06	0.42	0.24	0.20
30	0.28	0.10	0.06	0.42	0.24	0.20
31	0.28	0.10	0.06	0.42	0.24	0.20
32	0.29	0.10	0.06	0.43	0.24	0.20
33	0.29	0.10	0.07	0.43	0.24	0.20
34	0.30	0.10	0.07	0.43	0.24	0.20
35	0.30	0.10	0.07	0.44	0.24	0.20
36	0.31	0.11	0.08	0.44	0.25	0.22
37	0.31	0.12	0.10	0.44	0.25	0.23
38	0.31	0.13	0.11	0.44	0.26	0.24
39	0.31	0.14	0.12	0.44	0.27	0.25
40	0.31	0.15	0.13	0.44	0.28	0.26
41	0.31	0.16	0.15	0.44	0.29	0.27
42	0.32	0.17	0.16	0.44	0.30	0.28
43	0.32	0.18	0.17	0.44	0.30	0.29
44	0.32	0.19	0.18	0.44	0.31	0.30
45	0.32	0.20	0.20	0.44	0.32	0.31
46	0.32	0.21	0.20	0.44	0.33	0.32
47	0.33	0.22	0.20	0.45	0.34	0.33
48	0.33	0.22	0.21	0.46	0.35	0.34
49	0.33	0.23	0.21	0.46	0.36	0.34
50	0.34	0.24	0.22	0.47	0.37	0.35
51	0.34	0.24	0.22	0.48	0.38	0.36
52	0.34	0.25	0.23	0.48	0.39	0.37
53	0.35	0.26	0.23	0.49	0.40	0.37
54	0.35	0.26	0.23	0.50	0.41	0.38
55	0.35	0.27	0.24	0.50	0.42	0.39
56	0.39	0.28	0.25	0.54	0.44	0.40
57	0.42	0.30	0.27	0.57	0.45	0.42
58	0.45	0.31	0.28	0.61	0.47	0.44
59	0.48	0.32	0.29	0.64	0.48	0.45
60	0.51	0.34	0.31	0.68	0.50	0.47
61	0.54	0.35	0.32	0.71	0.52	0.49
62	0.58	0.36	0.34	0.74	0.53	0.50
63	0.61	0.38	0.35	0.78	0.55	0.52
64	0.64	0.39	0.37	0.81	0.56	0.54
65	0.67	0.40	0.38	0.85	0.58	0.55
66	0.69	0.43	0.41	0.86	0.61	0.58
67	0.70	0.46	0.44	0.88	0.63	0.61
68	0.72	0.48	0.47	0.90	0.66	0.64
69	0.74	0.51	0.50	0.91	0.69	0.67
70	0.75	0.54	0.53	0.93	0.71	0.70
71	0.77	0.56	0.55	0.95	0.74	0.73
35

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
72	0.79	0.59	0.58	0.96	0.77	0.76
73	0.80	0.62	0.61	0.98	0.79	0.79
74	0.82	0.64	0.64	1.00	0.82	0.82
75	0.84	0.67	0.67	1.01	0.85	0.85
76	0.85	0.69	0.69	1.03	0.86	0.86
77	0.87	0.70	0.70	1.05	0.88	0.88
78	0.89	0.72	0.72	1.06	0.90	0.90
79	0.90	0.74	0.74	1.08	0.91	0.91
80	0.92	0.75	0.75	1.10	0.93	0.93
81	0.94	0.77	0.77	1.11	0.95	0.95
82	0.95	0.79	0.79	1.13	0.96	0.96
83	0.97	0.80	0.80	1.15	0.98	0.98
84	0.99	0.82	0.82	1.16	1.00	1.00
85	1.00	0.84	0.84	1.18	1.01	1.01
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
36

Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of the Insured	Applicable Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
Attained Age of the Insured	Applicable Percentage
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
Attained Age of the Insured	Applicable Percentage
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99-120	100%
37

Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	244%
2	237%
3	230%
4	223%
5	216%
6	210%
7	204%
8	199%
9	193%
10	188%
11	183%
12	179%
13	174%
14	170%
15	166%
Policy Year	Percentage of Cash Value
16	162%
17	158%
18	155%
19	151%
20	148%
21	145%
22	142%
23	139%
24	137%
25	134%
26	132%
27	129%
28	127%
29	125%
30	124%
31	122%
Policy Year	Percentage of Cash Value
32	120%
33	119%
34	117%
35	116%
36	115%
37	114%
38	113%
39	112%
40	111%
41	110%
42	109%
43	107%
44	106%
45	103%
46+	100%
38

NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VL Separate Account-G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

Dimensional Fund Advisors Inc. VA Inflation-Protected Securities Portfolio (DFVIPS)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	May 16, 2016 to December 31, 2016 and the year ended December 31, 2017
Deutsche Asset & Wealth Management Global Income Builder VIP - Class A (DSGIBA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	July 13, 2016 to December 31, 2016 and the year ended December 31, 2017
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	August 31, 2016 to December 31, 2016 and the year ended December 31, 2017
The American Funds Group New World Fund - Class 2 (AMVNW2)

	Statement of Operations	September 29, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	September 29, 2017 to December 31, 2017
Blackrock Funds Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

	Statement of Operations	May 1, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 1, 2017 to December 31, 2017
Dimensional Fund Advisors Inc. DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

	Statement of Operations	May 26, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 26, 2017 to December 31, 2017
Deutsche Asset & Wealth Management Capital Growth VIP - Class A (DSVCGA)

	Statement of Operations	November 14, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	November 14, 2017 to December 31, 2017
Fidelity Investments VIP Real Estate Portfolio - Service Class (FRESS)

	Statement of Operations	May 1, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 1, 2017 to December 31, 2017
Janus Henderson Investors Enterprise Portfolio: Institutional Shares (JAEI)

	Statement of Operations	May 1, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 1, 2017 to December 31, 2017

Janus Henderson Investors Enterprise Portfolio: Service Shares (JAMGS)

Statement of Operations	October 2, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	October 2, 2017 to December 31, 2017
Massachusetts Financial Services Co. Utilities Series - Initial Class (MVUIC)

Statement of Operations	September 29, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	September 29, 2017 to December 31, 2017
Putnam Investments VT International Value Fund: Class IA (PVIVIA)

Statement of Operations	September 29, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	September 29, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IA (PVEIIA)

Statement of Operations	October 2, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	October 2, 2017 to December 31, 2017
American Century Investors, Inc. VP Value Fund - Class I (ACVV)

Statement of Operations	September 26, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	September 26, 2017 to December 31, 2017
Morgan Stanley U.S. Real Estate Portfolio - Class I (MSVRE)

Statement of Operations	February 7, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	February 7, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Statement of Operations	September 26, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	September 26, 2017 to December 31, 2017
T. Rowe Price Equity Income Portfolio - II (TREI2)

Statement of Operations	May 16, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	May 16, 2017 to December 31, 2017
Fidelity Investments VIP Contrafund(R) Portfolio: Service Class (FCS)

Statement of Operations	February 7, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	February 7, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS HENDERSON INVESTORS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

M FUNDS

M Large Cap Value Fund (MFBOV)

M Capital Appreciation Fund (MFFCA)

M International Equity Fund (MFBIE)

M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
11,256 shares (cost $145,996)	$147,120
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
234,457 shares (cost $4,684,015)	5,083,036
VP Inflation Protection Fund - Class I (ACVIP1)
991,628 shares (cost $10,337,148)	10,144,359
VP Inflation Protection Fund - Class II (ACVIP2)
43,483 shares (cost $491,486)	443,959
VP Mid Cap Value Fund - Class I (ACVMV1)
198,052 shares (cost $3,685,986)	4,505,677
New World Fund - Class 2 (AMVNW2)
2,794 shares (cost $69,415)	70,052
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
19,373 shares (cost $143,775)	142,974
Global Allocation V.I. Fund - Class I (BRVGA1)
701,596 shares (cost $11,534,252)	12,109,544
Global Allocation V.I. Fund - Class II (MLVGA2)
108,468 shares (cost $1,786,676)	1,866,740
VIP Small Cap Value Series: Service Class (DWVSVS)
50,678 shares (cost $1,807,353)	2,154,835
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
11,161 shares (cost $140,774)	142,860
VA Global Bond Portfolio (DFVGB)
1,206,202 shares (cost $13,047,679)	12,821,930
VA Inflation-Protected Securities Portfolio (DFVIPS)
61,692 shares (cost $619,374)	615,686
VA International Small Portfolio (DFVIS)
1,185,296 shares (cost $14,152,497)	16,665,265
VA International Value Portfolio (DFVIV)
1,191,428 shares (cost $14,060,671)	16,274,905
VA Short-Term Fixed Portfolio (DFVSTF)
1,288,081 shares (cost $13,161,325)	13,086,899
VA U.S. Large Value Portfolio (DFVULV)
809,141 shares (cost $18,600,870)	21,782,070
VA U.S. Targeted Value Portfolio (DFVUTV)
760,489 shares (cost $13,735,781)	14,974,025
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
327,353 shares (cost $5,383,560)	6,586,336
Stock Index Fund, Inc. - Initial Shares (DSIF)
304,859 shares (cost $12,105,634)	16,303,876
Appreciation Portfolio - Initial Shares (DCAP)
35,767 shares (cost $1,518,364)	1,599,161
Global Income Builder VIP - Class A (DSGIBA)
8,866 shares (cost $224,108)	235,477
Capital Growth VIP - Class A (DSVCGA)
368 shares (cost $10,963)	11,358
Quality Bond Fund II - Primary Shares (FQB)
35,716 shares (cost $393,133)	394,666
VIP Real Estate Portfolio - Service Class (FRESS)
5,095 shares (cost $98,788)	98,694
VIP Energy Portfolio - Service Class 2 (FNRS2)
449,446 shares (cost $8,860,890)	8,876,563
VIP Equity-Income Portfolio - Service Class (FEIS)
302,279 shares (cost $6,633,171)	7,185,167
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
129,880 shares (cost $1,565,975)	1,741,693
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
205,102 shares (cost $2,600,760)	2,869,380

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
525,792 shares (cost $6,253,331)	$7,697,602
VIP Growth Portfolio - Service Class (FGS)
225,089 shares (cost $14,309,650)	16,602,534
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
392,359 shares (cost $4,962,574)	4,967,270
VIP Mid Cap Portfolio - Service Class (FMCS)
269,069 shares (cost $9,019,055)	10,386,053
VIP Overseas Portfolio - Service Class (FOS)
191,618 shares (cost $3,828,361)	4,363,142
VIP Value Strategies Portfolio - Service Class (FVSS)
747 shares (cost $9,899)	10,637
Franklin Income Securities Fund - Class 2 (FTVIS2)
45,727 shares (cost $689,180)	739,407
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,090 shares (cost $54,737)	61,037
Small Cap Value Securities Fund - Class 1 (FTVSVI)
141,871 shares (cost $2,859,742)	2,898,429
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
42,633 shares (cost $366,992)	436,132
Templeton Foreign Securities Fund - Class 2 (TIF2)
32,221 shares (cost $523,335)	498,458
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
76,766 shares (cost $1,386,794)	1,267,401
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
197,276 shares (cost $1,422,892)	1,457,870
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
200,321 shares (cost $3,199,807)	3,349,370
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
98,645 shares (cost $700,297)	733,920
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
255,351 shares (cost $4,546,994)	4,381,825
VI American Franchise Fund - Series I Shares (ACEG)
312 shares (cost $15,997)	19,678
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
22,308 shares (cost $302,911)	321,462
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
40,672 shares (cost $206,016)	228,574
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
331,187 shares (cost $3,703,552)	3,745,724
Enterprise Portfolio: Institutional Shares (JAEI)
14,401 shares (cost $967,144)	1,017,460
Enterprise Portfolio: Service Shares (JAMGS)
876 shares (cost $57,001)	58,434
Forty Portfolio: Service Shares (JACAS)
108,956 shares (cost $3,696,440)	4,122,893
Global Technology Portfolio: Service Shares (JAGTS)
581,099 shares (cost $5,084,623)	6,717,499
Overseas Portfolio: Service Shares (JAIGS)
89,750 shares (cost $2,896,664)	2,758,911
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
8,824 shares (cost $150,136)	147,004
M Large Cap Value Fund (MFBOV)
185,594 shares (cost $2,423,879)	2,585,330
M Capital Appreciation Fund (MFFCA)
65,055 shares (cost $1,919,071)	2,032,316
M International Equity Fund (MFBIE)
124,984 shares (cost $1,537,393)	1,697,280
M Large Cap Growth Fund (MFTCG)
106,432 shares (cost $2,512,474)	2,874,733
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
588 shares (cost $10,229)	10,937
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
462,437 shares (cost $10,707,843)	13,063,838

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
91,279 shares (cost $1,513,143)	$1,834,707
Utilities Series - Initial Class (MVUIC)
305 shares (cost $8,962)	8,990
Value Series - Initial Class (MVFIC)
680,178 shares (cost $12,730,533)	14,229,318
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
3,179 shares (cost $56,851)	88,385
Core Plus Fixed Income Portfolio - Class I (MSVFI)
6,746 shares (cost $71,647)	74,070
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
67,038 shares (cost $718,535)	779,655
NVIT Investor Destinations Managed Growth Class I (IDPG)
178,143 shares (cost $1,923,296)	2,141,274
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
175,025 shares (cost $1,801,980)	1,937,528
NVIT Cardinal Managed Growth Class I (NCPG)
248,611 shares (cost $2,581,998)	2,811,793
NVIT Bond Index Fund Class I (NVBX)
102,407 shares (cost $1,083,654)	1,066,056
NVIT International Index Fund Class I (NVIX)
344,204 shares (cost $3,304,245)	3,572,833
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
283,654 shares (cost $4,619,113)	4,771,053
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
974,874 shares (cost $22,610,565)	25,853,661
American Funds NVIT Bond Fund - Class II (GVABD2)
60,707 shares (cost $702,792)	698,134
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
202,146 shares (cost $5,898,869)	6,408,032
American Funds NVIT Growth Fund - Class II (GVAGR2)
68,133 shares (cost $5,328,949)	5,980,725
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
48,822 shares (cost $2,454,163)	2,732,591
Federated NVIT High Income Bond Fund - Class I (HIBF)
641,276 shares (cost $4,226,014)	4,226,010
NVIT Emerging Markets Fund - Class I (GEM)
1,033,578 shares (cost $11,218,464)	14,139,344
NVIT International Equity Fund - Class I (GIG)
154,212 shares (cost $1,700,576)	1,821,239
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
13,312 shares (cost $119,415)	155,887
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
80,065 shares (cost $820,470)	945,567
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
129,099 shares (cost $1,765,133)	1,817,717
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
1,668,676 shares (cost $16,774,435)	17,087,241
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
813,918 shares (cost $9,266,932)	9,262,387
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
1,638,727 shares (cost $18,073,404)	18,058,774
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
261,662 shares (cost $2,744,041)	2,658,489
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2,254,255 shares (cost $24,936,199)	24,954,597
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
4,109,438 shares (cost $41,732,180)	40,354,686
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
273,525 shares (cost $3,042,915)	2,978,692
NVIT Core Bond Fund - Class I (NVCBD1)
165,774 shares (cost $1,823,572)	1,790,355
NVIT Core Plus Bond Fund - Class I (NVLCP1)
341,989 shares (cost $3,904,932)	3,850,798

NVIT Nationwide Fund - Class I (TRF)
199,682 shares (cost $3,133,765)	$3,815,917
NVIT Government Bond Fund - Class I (GBF)
214,014 shares (cost $2,354,756)	2,292,088
NVIT International Index Fund - Class II (GVIX2)
231,164 shares (cost $2,164,362)	2,397,166
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
185,546 shares (cost $2,036,882)	2,523,422
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
46,260 shares (cost $640,751)	745,250
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
63,262 shares (cost $983,824)	1,174,773
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
82,492 shares (cost $853,177)	831,516
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
369,804 shares (cost $4,280,749)	4,814,842
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
726,089 shares (cost $8,304,055)	10,245,118
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
45,136 shares (cost $511,688)	513,198
NVIT Mid Cap Index Fund - Class I (MCIF)
265,813 shares (cost $6,472,360)	6,916,455
NVIT Money Market Fund - Class I (SAM)
1,852,306 shares (cost $1,852,306)	1,852,306
NVIT Money Market Fund - Class V (SAM5)
16,578,338 shares (cost $16,578,338)	16,578,338
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
162,084 shares (cost $1,832,905)	1,949,868
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
200,913 shares (cost $2,075,365)	2,318,540
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
275,427 shares (cost $3,431,212)	3,748,557
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
182,411 shares (cost $1,895,431)	1,980,986
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
516,914 shares (cost $6,017,046)	6,358,044
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
492,514 shares (cost $5,257,072)	5,565,405
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
42,847 shares (cost $461,412)	486,317
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
207,984 shares (cost $3,640,649)	4,016,162
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
168,254 shares (cost $2,422,855)	2,581,024
NVIT Multi-Manager Small Company Fund - Class I (SCF)
105,735 shares (cost $2,332,265)	2,393,844
NVIT Multi-Sector Bond Fund - Class I (MSBF)
181,485 shares (cost $1,668,532)	1,680,552
NVIT Short Term Bond Fund - Class I (NVSTB1)
40,690 shares (cost $424,041)	418,291
NVIT Short Term Bond Fund - Class II (NVSTB2)
6,047 shares (cost $62,733)	61,866
NVIT Large Cap Growth Fund - Class I (NVOLG1)
576,004 shares (cost $11,028,286)	11,335,752
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
1,330,139 shares (cost $17,093,431)	17,983,481
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
405,114 shares (cost $6,224,261)	6,506,134
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
387,148 shares (cost $6,747,261)	7,162,243
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
274,890 shares (cost $2,840,430)	2,759,893
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
1,454,504 shares (cost $18,770,776)	18,864,914

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
3,856,854 shares (cost $51,858,310)	$54,034,530
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
140,354 shares (cost $1,581,752)	1,585,996
Templeton NVIT International Value Fund - Class III (NVTIV3)
83,729 shares (cost $995,958)	1,070,062
Invesco NVIT Comstock Value Fund - Class I (EIF)
131,851 shares (cost $2,084,156)	2,650,199
NVIT Real Estate Fund - Class I (NVRE1)
2,131,766 shares (cost $15,645,170)	13,771,206
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
15,872 shares (cost $179,567)	204,588
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
83,503 shares (cost $982,007)	1,062,159
NVIT Small Cap Index Fund Class II (NVSIX2)
596,895 shares (cost $7,516,707)	8,075,993
NVIT S&P 500 Index Fund Class I (GVEX1)
2,066,238 shares (cost $31,198,447)	36,241,816
Short Duration Bond Portfolio - I Class Shares (AMTB)
57,575 shares (cost $616,822)	602,234
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
1,200 shares (cost $26,595)	30,917
Socially Responsive Portfolio - I Class Shares (AMSRS)
5,283 shares (cost $102,660)	135,286
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
153,898 shares (cost $1,700,742)	1,883,706
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
245,630 shares (cost $2,794,022)	3,080,202
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
173,908 shares (cost $1,900,578)	2,196,458
Global Securities Fund/VA - Non-Service Shares (OVGS)
87,823 shares (cost $3,351,314)	4,164,543
International Growth Fund/VA - Non-Service Shares (OVIG)
684,522 shares (cost $1,570,072)	1,772,913
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
85,493 shares (cost $2,468,682)	2,757,139
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
94,820 shares (cost $2,255,191)	2,445,418
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
97,263 shares (cost $509,831)	498,961
All Asset Portfolio - Administrative Class (PMVAAA)
60,773 shares (cost $630,547)	659,390
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
383,608 shares (cost $2,875,766)	2,746,632
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
81,549 shares (cost $859,074)	870,133
Low Duration Portfolio - Administrative Class (PMVLDA)
404,972 shares (cost $4,233,667)	4,146,911
Total Return Portfolio - Administrative Class (PMVTRA)
702,933 shares (cost $7,722,865)	7,690,089
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
7,401 shares (cost $85,516)	92,145
VT International Value Fund: Class IA (PVIVIA)
230 shares (cost $2,637)	2,696
VT Equity Income Fund: Class IA (PVEIIA)
25 shares (cost $652)	676
Variable Fund - Multi-Hedge Strategies (RVARS)
27,891 shares (cost $665,438)	692,542
T. Rowe Price Health Sciences Portfolio (TRHSP)
320,391 shares (cost $12,094,570)	13,562,141
Health Sciences Portfolio - II (TRHS2)
40,171 shares (cost $1,529,641)	1,636,158
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
110,677 shares (cost $2,503,131)	2,626,360

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
42,862 shares (cost $222,119)	$242,400
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
37,590 shares (cost $201,807)	217,322
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,187,440 shares (cost $11,913,560)	11,123,696
Variable Insurance Portfolios - Balanced (WRBP)
63,511 shares (cost $521,309)	505,049
Variable Insurance Portfolios - Bond (WRBDP)
151,595 shares (cost $835,940)	811,607
Variable Insurance Portfolios - Core Equity (WRCEP)
85,617 shares (cost $1,023,345)	1,052,750
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
87,563 shares (cost $692,783)	751,395
Variable Insurance Portfolios - Energy (WRENG)
61,513 shares (cost $377,878)	361,007
Variable Insurance Portfolios - Global Bond (WRGBP)
17,615 shares (cost $87,783)	87,321
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
143,532 shares (cost $683,991)	664,711
Variable Insurance Portfolios - Growth (WRGP)
84,420 shares (cost $940,652)	1,020,811
Variable Insurance Portfolios - High Income (WRHIP)
1,017,642 shares (cost $3,807,929)	3,701,571
Variable Insurance Portfolios - International Growth (WRIP)
64,033 shares (cost $556,096)	631,824
Variable Insurance Portfolios - International Core Equity (WRI2P)
31,708 shares (cost $541,581)	589,224
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
7,645 shares (cost $37,567)	37,303
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
14,762 shares (cost $338,343)	330,966
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
193,335 shares (cost $1,970,500)	2,244,429
Variable Insurance Portfolios - Money Market (WRMMP)
229,570 shares (cost $229,570)	229,570
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
277,420 shares (cost $1,405,619)	1,432,183
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
61,318 shares (cost $320,259)	316,302
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
763,042 shares (cost $4,042,087)	4,116,915
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
1,132,224 shares (cost $6,181,670)	6,325,284
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
83,880 shares (cost $444,135)	446,123
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
32,774 shares (cost $275,426)	250,454
Variable Insurance Portfolios - Science and Technology (WRSTP)
64,625 shares (cost $1,425,893)	1,747,307
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
52,013 shares (cost $569,919)	604,812
Variable Insurance Portfolios - Small Cap Value (WRSCV)
17,307 shares (cost $290,704)	317,006
Variable Insurance Portfolios - Value (WRVP)
59,965 shares (cost $380,304)	386,103
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
162,548 shares (cost $1,533,305)	1,654,741

Total Investments	$867,340,702

Other Accounts Receivable	170
Accounts Receivable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	526
Accounts Receivable - VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	417
Accounts Receivable - Value Series - Initial Class (MVFIC)	465

Accounts Receivable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	$239
Accounts Receivable - American Funds NVIT Growth Fund - Class II (GVAGR2)	104
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	656
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	704
Accounts Receivable - NVIT Government Bond Fund - Class I (GBF)	424
Accounts Receivable - NVIT Money Market Fund - Class I (SAM)	159
Accounts Receivable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	354
Accounts Receivable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	432
Accounts Receivable - Invesco NVIT Comstock Value Fund - Class I (EIF)	242
Accounts Receivable - Short Duration Bond Portfolio - I Class Shares (AMTB)	432
Accounts Receivable - Main Street Fund(R)/VA - Non-Service Shares (OVGI)	402
Accounts Receivable - Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	466
Accounts Receivable - VT International Value Fund: Class IA (PVIVIA)	1
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(3)
Accounts Payable - Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)	(4)
Accounts Payable - American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	(178)
Accounts Payable - NVIT Multi-Sector Bond Fund - Class I (MSBF)	(206)
Accounts Payable - Low Duration Portfolio - Administrative Class (PMVLDA)	(274)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(357)
Accounts Payable - VT Equity Income Fund: Class IA (PVEIIA)	(3)

$867,345,870

Contract Owners’ Equity:
Accumulation units	867,345,870

Total Contract Owners’ Equity (note 8)	$867,345,870

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ALVDAA	ALVSVA	ACVIP1	ACVIP2	ACVMV1	AMVNW2	BRVHYI
Reinvested dividends	$12,406,426	2,629	21,848	265,583	11,576	70,192	39	1,155

Net investment income (loss)	12,406,426	2,629	21,848	265,583	11,576	70,192	39	1,155

Realized gain (loss) on investments	4,846,358	16,652	1,896	(73,819)	(6,546)	294,865	9	(1)
Change in unrealized gain (loss) on investments	70,250,601	(2,347)	315,287	154,430	11,094	40,993	637	(801)

Net gain (loss) on investments	75,096,959	14,305	317,183	80,611	4,548	335,858	646	(802)

Reinvested capital gains	28,371,472	-	234,974	-	-	93,429	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$115,874,857	16,934	574,005	346,194	16,124	499,479	685	353

Investment Activity:	BRVGA1	MLVGA2	DWVSVS	DFVGMI	DFVGB	DFVIPS	DFVIS	DFVIV
Reinvested dividends	$152,897	22,021	13,483	2,382	218,491	14,755	381,263	423,021

Net investment income (loss)	152,897	22,021	13,483	2,382	218,491	14,755	381,263	423,021

Realized gain (loss) on investments	(16,474)	36,546	9,108	101	(3,104)	55	118,549	61,159
Change in unrealized gain (loss) on investments	1,191,483	180,098	132,471	2,086	(7,303)	(3,076)	2,718,334	2,684,014

Net gain (loss) on investments	1,175,009	216,644	141,579	2,187	(10,407)	(3,021)	2,836,883	2,745,173

Reinvested capital gains	119,738	18,530	71,840	1,053	5,950	-	414,890	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,447,644	257,195	226,902	5,622	214,034	11,734	3,633,036	3,168,194

Investment Activity:	DFVSTF	DFVULV	DFVUTV	DVSCS	DSIF	DCAP	DSGIBA	DSVCGA
Reinvested dividends	$131,015	368,763	148,364	40,767	256,520	21,375	2,546	-

Net investment income (loss)	131,015	368,763	148,364	40,767	256,520	21,375	2,546	-

Realized gain (loss) on investments	812	151,077	143,003	193,093	305,776	(36,366)	675	5
Change in unrealized gain (loss) on investments	(41,497)	1,996,533	155,688	235,878	1,987,239	177,635	11,644	394

Net gain (loss) on investments	(40,685)	2,147,610	298,691	428,971	2,293,015	141,269	12,319	399

Reinvested capital gains	-	804,283	880,410	266,796	345,663	210,641	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$90,330	3,320,656	1,327,465	736,534	2,895,198	373,285	14,865	399

Investment Activity:	FQB	FRESS	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS
Reinvested dividends	$9,743	954	121,437	109,843	24,472	39,398	95,726	15,061

Net investment income (loss)	9,743	954	121,437	109,843	24,472	39,398	95,726	15,061

Realized gain (loss) on investments	(1,786)	(3)	(52,085)	84,213	25,603	70,119	229,999	544,251
Change in unrealized gain (loss) on investments	4,407	(94)	(258,682)	484,516	119,291	227,525	756,729	2,267,478

Net gain (loss) on investments	2,621	(97)	(310,767)	568,729	144,894	297,644	986,728	2,811,729

Reinvested capital gains	-	-	4,481	135,312	35,279	78,656	259,520	865,427

Net increase (decrease) in contract owners’ equity resulting from operations	$12,364	857	(184,849)	813,884	204,645	415,698	1,341,974	3,692,217

Investment Activity:	FIGBS	FMCS	FOS	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2
Reinvested dividends	$112,379	59,757	53,242	138	30,036	1,142	20,242	3,736

Net investment income (loss)	112,379	59,757	53,242	138	30,036	1,142	20,242	3,736

Realized gain (loss) on investments	(15,054)	183,270	(1,023)	155	2,289	1,808	47,464	(2,150)
Change in unrealized gain (loss) on investments	72,991	1,147,258	874,138	(858)	34,645	6,475	30,359	124,736

Net gain (loss) on investments	57,937	1,330,528	873,115	(703)	36,934	8,283	77,823	122,586

Reinvested capital gains	20,376	439,771	3,749	2,278	-	2,363	189,433	-

Net increase (decrease) in contract owners’ equity resulting from operations	$190,692	1,830,056	930,106	1,713	66,970	11,788	287,498	126,322

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVIS1	FTVFA1	FTVGB1	ACEG	AVMCCI
Reinvested dividends	$12,234	-	37,943	129,780	19,686	-	18	1,601

Net investment income (loss)	12,234	-	37,943	129,780	19,686	-	18	1,601

Realized gain (loss) on investments	(9,008)	(12,548)	(2,376)	2,723	(8,462)	(52,562)	4,048	1,011
Change in unrealized gain (loss) on investments	69,213	32,490	65,201	157,325	37,948	123,693	(180)	31,127

Net gain (loss) on investments	60,205	19,942	62,825	160,048	29,486	71,131	3,868	32,138

Reinvested capital gains	-	4,166	58,490	-	27,853	13,040	1,758	6,201

Net increase (decrease) in contract owners’ equity resulting from operations	$72,439	24,108	159,258	289,828	77,025	84,171	5,644	39,940

Investment Activity:	IVKMG1	IVBRA1	JAEI	JAMGS	JACAS	JAGTS	JAIGS	LOVTRC
Reinvested dividends	$-	135,306	170	-	-	23,205	41,500	3,458

Net investment income (loss)	-	135,306	170	-	-	23,205	41,500	3,458

Realized gain (loss) on investments	1,996	(25,046)	(34)	7	(107,960)	99,853	(47,222)	(118)
Change in unrealized gain (loss) on investments	24,260	21,306	50,317	1,433	873,021	1,408,175	694,024	(2,797)

Net gain (loss) on investments	26,256	(3,740)	50,283	1,440	765,061	1,508,028	646,802	(2,915)

Reinvested capital gains	13,250	183,486	1,613	-	214,568	297,041	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$39,506	315,052	52,066	1,440	979,629	1,828,274	688,302	543

Investment Activity:	MFBOV	MFFCA	MFBIE	MFTCG	MV2IGI	MVIVIC	MNDIC	MVUIC
Reinvested dividends	$36,140	-	26,229	-	65	164,125	-	-

Net investment income (loss)	36,140	-	26,229	-	65	164,125	-	-

Realized gain (loss) on investments	(9,866)	33,319	5,917	15,958	(11)	121,671	(18,720)	1
Change in unrealized gain (loss) on investments	180,647	72,202	292,511	679,070	1,901	2,251,277	353,495	28

Net gain (loss) on investments	170,781	105,521	298,428	695,028	1,890	2,372,948	334,775	29

Reinvested capital gains	120,576	209,876	-	77,022	521	10,417	30,205	-

Net increase (decrease) in contract owners’ equity resulting from operations	$327,497	315,397	324,657	772,050	2,476	2,547,490	364,980	29

Investment Activity:	MVFIC	MVIVSC	MSVFI	IDPGI	IDPG	NCPGI	NCPG	NVBX
Reinvested dividends	$238,973	1,404	2,256	14,795	38,217	33,797	47,665	23,744

Net investment income (loss)	238,973	1,404	2,256	14,795	38,217	33,797	47,665	23,744

Realized gain (loss) on investments	229,910	12,350	2,278	8,998	4,432	3,600	1,987	(1,226)
Change in unrealized gain (loss) on investments	1,060,842	9,783	1,716	60,388	229,520	126,800	260,906	5,455

Net gain (loss) on investments	1,290,752	22,133	3,994	69,386	233,952	130,400	262,893	4,229

Reinvested capital gains	489,008	102	-	6,550	20,314	49,559	103,397	1,673

Net increase (decrease) in contract owners’ equity resulting from operations	$2,018,733	23,639	6,250	90,731	292,483	213,756	413,955	29,646

Investment Activity:	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$88,489	76,349	256,575	8,364	36,518	17,062	36,407	232,166

Net investment income (loss)	88,489	76,349	256,575	8,364	36,518	17,062	36,407	232,166

Realized gain (loss) on investments	(8,770)	(232,990)	226,718	553	70,445	98,604	98,704	(14,257)
Change in unrealized gain (loss) on investments	333,057	379,978	2,236,593	11,410	797,152	791,193	109,104	37,864

Net gain (loss) on investments	324,287	146,988	2,463,311	11,963	867,597	889,797	207,808	23,607

Reinvested capital gains	-	160,278	516,886	1,891	407,467	416,729	257,665	-

Net increase (decrease) in contract owners’ equity resulting from operations	$412,776	383,615	3,236,772	22,218	1,311,582	1,323,588	501,880	255,773

Investment Activity:	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1
Reinvested dividends	$162,673	20,878	2,227	4,628	9,218	214,920	149,531	299,179

Net investment income (loss)	162,673	20,878	2,227	4,628	9,218	214,920	149,531	299,179

Realized gain (loss) on investments	65,724	(9,385)	5,733	1,374	6,136	72,256	39,917	104,856
Change in unrealized gain (loss) on investments	3,745,257	210,110	27,699	160,557	111,820	1,312,910	350,616	914,035

Net gain (loss) on investments	3,810,981	200,725	33,432	161,931	117,956	1,385,166	390,533	1,018,891

Reinvested capital gains	-	-	-	17,753	143,333	1,044,712	398,417	1,134,523

Net increase (decrease) in contract owners’ equity resulting from operations	$3,973,654	221,603	35,659	184,312	270,507	2,644,798	938,481	2,452,593

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF
Reinvested dividends	$57,100	444,307	602,405	59,089	52,646	96,558	36,173	48,692

Net investment income (loss)	57,100	444,307	602,405	59,089	52,646	96,558	36,173	48,692

Realized gain (loss) on investments	(15,996)	88,029	32,374	(3,197)	(2,105)	(6,353)	75,469	(17,353)
Change in unrealized gain (loss) on investments	55,780	1,045,858	2,434,695	87,238	19,165	37,449	398,691	13,898

Net gain (loss) on investments	39,784	1,133,887	2,467,069	84,041	17,060	31,096	474,160	(3,455)

Reinvested capital gains	52,237	1,352,626	2,849,257	128,046	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$149,121	2,930,820	5,918,731	271,176	69,706	127,654	510,333	45,237

Investment Activity:	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$57,524	37,106	13,317	18,884	16,036	82,772	160,500	9,689

Net investment income (loss)	57,524	37,106	13,317	18,884	16,036	82,772	160,500	9,689

Realized gain (loss) on investments	(11,275)	199,261	11,955	114,441	(201)	129,218	167,793	6,961
Change in unrealized gain (loss) on investments	431,360	15,596	35,486	2,234	13,161	87,387	541,630	8,208

Net gain (loss) on investments	420,085	214,857	47,441	116,675	12,960	216,605	709,423	15,169

Reinvested capital gains	-	174,483	17,677	41,312	17,044	277,832	631,498	22,502

Net increase (decrease) in contract owners’ equity resulting from operations	$477,609	426,446	78,435	176,871	46,040	577,209	1,501,421	47,360

Investment Activity:	MCIF	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$71,231	9,038	86,930	22,348	53,420	12,290	28,129	-

Net investment income (loss)	71,231	9,038	86,930	22,348	53,420	12,290	28,129	-

Realized gain (loss) on investments	20,201	-	-	(28,721)	(15,809)	97,898	(73,895)	13,450
Change in unrealized gain (loss) on investments	502,749	-	-	422,217	344,616	614,726	206,964	795,796

Net gain (loss) on investments	522,950	-	-	393,496	328,807	712,624	133,069	809,246

Reinvested capital gains	485,542	-	-	-	-	150,381	100,177	291,694

Net increase (decrease) in contract owners’ equity resulting from operations	$1,079,723	9,038	86,930	415,844	382,227	875,295	261,375	1,100,940

Investment Activity:	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2
Reinvested dividends	$66,043	5,254	-	12,483	-	74,499	7,964	1,019

Net investment income (loss)	66,043	5,254	-	12,483	-	74,499	7,964	1,019

Realized gain (loss) on investments	74,489	(1,149)	(85,805)	143,339	34,993	1,886	341	(9)
Change in unrealized gain (loss) on investments	328,390	32,303	595,434	(24,324)	93,968	8,204	(1,910)	(47)

Net gain (loss) on investments	402,879	31,154	509,629	119,015	128,961	10,090	(1,569)	(56)

Reinvested capital gains	247,793	24,191	27,808	107,880	152,175	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$716,715	60,599	537,437	239,378	281,136	84,589	6,395	963

Investment Activity:	NVOLG1	NVIDAP	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP
Reinvested dividends	$51,077	292,543	125,717	125,841	57,807	355,416	932,273	31,378

Net investment income (loss)	51,077	292,543	125,717	125,841	57,807	355,416	932,273	31,378

Realized gain (loss) on investments	68,359	158,387	40,660	50,508	(8,496)	124,646	510,711	(27,261)
Change in unrealized gain (loss) on investments	2,082,878	914,058	316,018	450,897	40,801	614,577	2,619,504	73,265

Net gain (loss) on investments	2,151,237	1,072,445	356,678	501,405	32,305	739,223	3,130,215	46,004

Reinvested capital gains	251,208	1,135,946	144,576	234,901	54,496	1,074,373	3,107,966	62,035

Net increase (decrease) in contract owners’ equity resulting from operations	$2,453,522	2,500,934	626,971	862,147	144,608	2,169,012	7,170,454	139,417

Investment Activity:	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB
Reinvested dividends	$20,241	69,702	298,141	3,628	14,782	66,352	588,485	8,671

Net investment income (loss)	20,241	69,702	298,141	3,628	14,782	66,352	588,485	8,671

Realized gain (loss) on investments	4,329	112,011	(303,444)	5,646	3,973	(17,232)	151,566	(836)
Change in unrealized gain (loss) on investments	171,615	178,174	592,488	30,280	83,420	603,443	4,093,091	(2,456)

Net gain (loss) on investments	175,944	290,185	289,044	35,926	87,393	586,211	4,244,657	(3,292)

Reinvested capital gains	-	-	207,179	2,606	16,519	273,001	738,504	-

Net increase (decrease) in contract owners’ equity resulting from operations	$196,185	359,887	794,364	42,160	118,694	925,564	5,571,646	5,379

Investment Activity:	AMMCGS	AMSRS	NOTB3	NOTG3	NOTMG3	OVGS	OVIG	OVGI
Reinvested dividends	$-	673	25,871	39,047	32,332	32,181	19,725	34,109

Net investment income (loss)	-	673	25,871	39,047	32,332	32,181	19,725	34,109

Realized gain (loss) on investments	36	12,315	2,084	(8,095)	468	12,153	29,189	(23,877)
Change in unrealized gain (loss) on investments	5,266	5,113	142,308	367,507	229,488	1,111,144	246,237	354,002

Net gain (loss) on investments	5,302	17,428	144,392	359,412	229,956	1,123,297	275,426	330,125

Reinvested capital gains	595	4,841	2,703	-	-	-	-	45,763

Net increase (decrease) in contract owners’ equity resulting from operations	$5,897	22,942	172,966	398,459	262,288	1,155,478	295,151	409,997

Investment Activity:	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	GVGMNS
Reinvested dividends	$19,126	11,067	29,815	239,791	12,853	53,583	134,072	268

Net investment income (loss)	19,126	11,067	29,815	239,791	12,853	53,583	134,072	268

Realized gain (loss) on investments	(935)	(2,692)	(4,349)	(33,794)	(16,175)	(10,843)	(6,949)	130
Change in unrealized gain (loss) on investments	157,905	20,518	55,313	(118,391)	81,770	10,350	179,838	7,388

Net gain (loss) on investments	156,970	17,826	50,964	(152,185)	65,595	(493)	172,889	7,518

Reinvested capital gains	117,407	-	-	-	-	-	-	2,280

Net increase (decrease) in contract owners’ equity resulting from operations	$293,503	28,893	80,779	87,606	78,448	53,090	306,961	10,066

Investment Activity:	PVIVIA	PVEIIA	RVARS	TRHSP	TRHS2	VWHA	WRPMAV	WRPMMV
Reinvested dividends	$-	-	-	-	-	-	926	876

Net investment income (loss)	-	-	-	-	-	-	926	876

Realized gain (loss) on investments	-	2	3,942	379,191	71,729	(245,988)	818	(39)
Change in unrealized gain (loss) on investments	59	23	18,829	1,859,990	190,668	190,353	22,866	18,765

Net gain (loss) on investments	59	25	22,771	2,239,181	262,397	(55,635)	23,684	18,726

Reinvested capital gains	-	-	-	563,743	67,836	-	5,887	5,152

Net increase (decrease) in contract owners’ equity resulting from operations	$59	25	22,771	2,802,924	330,233	(55,635)	30,497	24,754

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR
Reinvested dividends	$167,781	7,838	12,494	4,024	8,731	2,695	2,036	808

Net investment income (loss)	167,781	7,838	12,494	4,024	8,731	2,695	2,036	808

Realized gain (loss) on investments	(201,853)	(25,820)	(3,993)	1,019	9,800	(120)	(152)	(30,725)
Change in unrealized gain (loss) on investments	1,813,140	56,357	17,108	133,114	60,935	(43,242)	1,241	52,613

Net gain (loss) on investments	1,611,287	30,537	13,115	134,133	70,735	(43,362)	1,089	21,888

Reinvested capital gains	-	13,865	5,508	36,389	22,547	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,779,068	52,240	31,117	174,546	102,013	(40,667)	3,125	22,696

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP
Reinvested dividends	$2,262	200,848	283	7,021	542	-	-	1,289

Net investment income (loss)	2,262	200,848	283	7,021	542	-	-	1,289

Realized gain (loss) on investments	1,141	(33,385)	4,242	4,941	(7)	(8,989)	6,670	-
Change in unrealized gain (loss) on investments	148,584	61,640	104,372	92,041	(74)	34,718	416,532	-

Net gain (loss) on investments	149,725	28,255	108,614	96,982	(81)	25,729	423,202	-

Reinvested capital gains	80,539	-	15,102	-	-	988	60,249	13

Net increase (decrease) in contract owners’ equity resulting from operations	$232,526	229,103	123,999	104,003	461	26,717	483,451	1,302

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP
Reinvested dividends	$12,232	2,718	28,722	45,017	3,527	3,310	-	-

Net investment income (loss)	12,232	2,718	28,722	45,017	3,527	3,310	-	-

Realized gain (loss) on investments	1,772	(8,103)	(5,732)	(3,447)	(7,253)	(2,820)	64,194	(111)
Change in unrealized gain (loss) on investments	139,034	26,992	295,110	494,224	35,888	(17,943)	238,663	98,937

Net gain (loss) on investments	140,806	18,889	289,378	490,777	28,635	(20,763)	302,857	98,826

Reinvested capital gains	94,547	15,335	203,385	324,716	20,449	30,936	141,305	13,139

Net increase (decrease) in contract owners’ equity resulting from operations	$247,585	36,942	521,485	860,510	52,611	13,483	444,162	111,965

Investment Activity:	WRSCV	WRVP	WFVSCG
Reinvested dividends	$-	4,947	-

Net investment income (loss)	-	4,947	-

Realized gain (loss) on investments	5,598	1,855	899
Change in unrealized gain (loss) on investments	(1,603)	28,324	263,332

Net gain (loss) on investments	3,995	30,179	264,231

Reinvested capital gains	35,892	6,709	33,005

Net increase (decrease) in contract owners’ equity resulting from operations	$39,887	41,835	297,236

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		ALVDAA		ALVSVA		ACVIP1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,406,426	10,817,872	2,629	1,426	21,848	21,398	265,583	144,340
Realized gain (loss) on investments	4,846,358	1,587,358	16,652	(2,742)	1,896	37,187	(73,819)	(30,341)
Change in unrealized gain (loss) on investments	70,250,601	6,801,944	(2,347)	6,661	315,287	566,993	154,430	117,322
Reinvested capital gains	28,371,472	30,065,867	-	39	234,974	201,040	-	45,789

Net increase (decrease) in contract owners’ equity resulting from operations	115,874,857	49,273,041	16,934	5,384	574,005	826,618	346,194	277,110

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	154,799,388	163,691,814	16,965	22,603	690,403	769,890	2,121,236	2,323,630
Transfers between funds	-	-	7,367	(52,836)	(134,382)	90,956	644,921	145,794
Surrenders (note 6)	(19,351,492)	(15,539,166)	(1,374)	-	(26,208)	(92,521)	(68,491)	(93,389)
Death Benefits (note 4)	(3,230,338)	(1,729,864)	-	-	(245)	-	(244)	-
Net policy repayments (loans) (note 5)	(4,034,691)	(5,370,728)	(1,053)	(1,159)	(74,956)	(55,689)	(30,146)	(14,383)
Deductions for surrender charges (note 2)	(3,402,365)	(2,584,227)	(114)	-	(5,614)	(16,649)	(45,377)	(69,807)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(47,354,672)	(43,981,064)	(9,068)	(11,107)	(279,019)	(241,858)	(537,704)	(542,308)
Asset charges (note 3)	(2,434,818)	(1,942,854)	(150)	(114)	(12,321)	(10,094)	(5,385)	(3,990)
Adjustments to maintain reserves	213	11,162	(3)	(3)	7	(6)	(758)	3

Net equity transactions	74,991,225	92,555,073	12,570	(42,616)	157,665	444,029	2,078,052	1,745,550

Net change in contract owners’ equity	190,866,082	141,828,114	29,504	(37,232)	731,670	1,270,647	2,424,246	2,022,660
Contract owners’ equity beginning of period	676,479,788	534,651,674	117,614	154,846	4,351,374	3,080,727	7,720,100	5,697,440

Contract owners’ equity end of period	$867,345,870	676,479,788	147,118	117,614	5,083,044	4,351,374	10,144,346	7,720,100

CHANGES IN UNITS:
Beginning units	44,474,817	37,804,568	9,543	13,015	197,662	175,052	759,508	586,893
Units purchased	14,051,714	16,190,434	2,365	2,562	42,194	50,966	297,609	250,938
Units redeemed	(9,062,808)	(9,520,185)	(1,498)	(6,034)	(35,787)	(28,356)	(96,796)	(78,323)

Ending units	49,463,723	44,474,817	10,410	9,543	204,069	197,662	960,321	759,508

	ACVIP2		ACVMV1		ACVV		AMVNW2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,576	9,065	70,192	64,897	-	-	39	-
Realized gain (loss) on investments	(6,546)	(15,486)	294,865	77,100	-	-	9	-
Change in unrealized gain (loss) on investments	11,094	24,214	40,993	486,048	-	-	637	-
Reinvested capital gains	-	3,766	93,429	167,984	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,124	21,559	499,479	796,029	-	-	685	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6,214	24,129	393,510	242,919	(2,535)	-	70,250	-
Transfers between funds	(20,250)	(46,564)	(398,118)	667,263	-	-	-	-
Surrenders (note 6)	(946)	(16,358)	(201,653)	(146,414)	-	-	-	-
Death Benefits (note 4)	(1)	-	(30,551)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,601)	(1,817)	(132,848)	(29,666)	-	-	-	-
Deductions for surrender charges (note 2)	(202)	(1,232)	(4,806)	(5,650)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,117)	(18,590)	(157,906)	(156,726)	2,525	-	(884)	-
Asset charges (note 3)	(1,887)	(2,052)	(11,007)	(9,483)	10	-	-	-
Adjustments to maintain reserves	(4)	(3)	(245)	11	-	-	-	-

Net equity transactions	(35,794)	(62,487)	(543,624)	562,254	-	-	69,366	-

Net change in contract owners’ equity	(19,670)	(40,928)	(44,145)	1,358,283	-	-	70,051	-
Contract owners’ equity beginning of period	463,617	504,545	4,549,808	3,191,525	-	-	-	-

Contract owners’ equity end of period	$443,947	463,617	4,505,663	4,549,808	-	-	70,051	-

CHANGES IN UNITS:
Beginning units	31,163	35,402	137,634	118,610	-	-	-	-
Units purchased	847	552	9,232	33,644	-	-	6,463	-
Units redeemed	(3,226)	(4,791)	(24,837)	(14,620)	-	-	(82)	-

Ending units	28,784	31,163	122,029	137,634	-	-	6,381	-

	BRVHYI		BRVGA1		MLVGA2		DWVSVS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,155	-	152,897	132,896	22,021	24,893	13,483	9,176
Realized gain (loss) on investments	(1)	-	(16,474)	(47,314)	36,546	(6,259)	9,108	(22,660)
Change in unrealized gain (loss) on investments	(801)	-	1,191,483	315,411	180,098	67,808	132,471	309,544
Reinvested capital gains	-	-	119,738	-	18,530	-	71,840	114,241

Net increase (decrease) in contract owners’ equity resulting from operations	353	-	1,447,644	400,993	257,195	86,442	226,902	410,301

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	52,934	-	1,092,663	1,361,773	10,032	10,032	359,211	233,576
Transfers between funds	92,695	-	(110,928)	(64,024)	(504,286)	(169,301)	15,198	591,779
Surrenders (note 6)	-	-	(76,600)	(146,438)	(92,566)	(139,226)	(122,018)	(50,038)
Death Benefits (note 4)	-	-	(10,953)	-	(388)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(61,851)	(39,258)	59,743	(129,083)	(8,627)	(160)
Deductions for surrender charges (note 2)	-	-	(13,901)	(39,550)	(3,450)	(7,448)	(5,366)	(100)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,440)	-	(564,253)	(559,481)	(76,079)	(106,134)	(104,099)	(71,750)
Asset charges (note 3)	(37)	-	(34,552)	(30,602)	(4,441)	(5,097)	(6,782)	(4,052)
Adjustments to maintain reserves	(5)	-	(63)	14	(62)	(12)	2	3

Net equity transactions	143,147	-	219,562	482,434	(611,497)	(546,269)	127,519	699,258

Net change in contract owners’ equity	143,500	-	1,667,206	883,427	(354,302)	(459,827)	354,421	1,109,559
Contract owners’ equity beginning of period	-	-	10,442,277	9,558,850	2,220,988	2,680,815	1,800,418	690,859

Contract owners’ equity end of period	$143,500	-	12,109,483	10,442,277	1,866,686	2,220,988	2,154,839	1,800,418

CHANGES IN UNITS:
Beginning units	-	-	836,360	797,102	129,853	162,940	112,644	56,660
Units purchased	14,116	-	96,766	128,403	546	744	30,333	66,477
Units redeemed	(240)	-	(81,283)	(89,145)	(34,447)	(33,831)	(22,342)	(10,493)

Ending units	13,876	-	851,843	836,360	95,952	129,853	120,635	112,644

	DFVGMI		DFVGB		DFVIPS		DFVIS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,382	-	218,491	154,625	14,755	474	381,263	258,248
Realized gain (loss) on investments	101	-	(3,104)	1,345	55	2	118,549	16,109
Change in unrealized gain (loss) on investments	2,086	-	(7,303)	(113,944)	(3,076)	(612)	2,718,334	280,593
Reinvested capital gains	1,053	-	5,950	49,080	-	25	414,890	89,840

Net increase (decrease) in contract owners’ equity resulting from operations	5,622	-	214,034	91,106	11,734	(111)	3,633,036	644,790

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,281	-	3,265,784	3,190,923	224,282	18,466	3,618,346	3,561,973
Transfers between funds	137,074	-	1,043,880	422,323	385,215	47,367	(874,002)	188,580
Surrenders (note 6)	-	-	(104,477)	(103,509)	(11,257)	-	(105,168)	(89,051)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(80,967)	(26,381)	(14,852)	-	(73,564)	(146,066)
Deductions for surrender charges (note 2)	-	-	(61,829)	(51,224)	(2,279)	-	(74,371)	(76,334)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,948)	-	(759,608)	(713,301)	(39,744)	(2,988)	(908,330)	(809,325)
Asset charges (note 3)	(169)	-	(2,622)	(2,400)	(146)	-	(6,015)	(4,488)
Adjustments to maintain reserves	(2)	-	(1,087)	(5)	(1)	(2)	(281)	(8)

Net equity transactions	137,236	-	3,299,074	2,716,426	541,218	62,843	1,576,615	2,625,281

Net change in contract owners’ equity	142,858	-	3,513,108	2,807,532	552,952	62,732	5,209,651	3,270,071
Contract owners’ equity beginning of period	-	-	9,308,800	6,501,268	62,732	-	11,455,601	8,185,530

Contract owners’ equity end of period	$142,858	-	12,821,908	9,308,800	615,684	62,732	16,665,252	11,455,601

CHANGES IN UNITS:
Beginning units	-	-	854,690	607,216	6,285	-	809,712	614,629
Units purchased	13,289	-	399,701	331,983	61,456	6,582	241,885	286,156
Units redeemed	(198)	-	(101,496)	(84,509)	(8,009)	(297)	(145,118)	(91,073)

Ending units	13,091	-	1,152,895	854,690	59,732	6,285	906,479	809,712

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$423,021	347,246	131,015	64,486	368,763	281,008	148,364	107,675
Realized gain (loss) on investments	61,159	(14,637)	812	271	151,077	8,580	143,003	64,247
Change in unrealized gain (loss) on investments	2,684,014	717,424	(41,497)	(7,163)	1,996,533	2,018,630	155,688	1,884,013
Reinvested capital gains	-	-	-	-	804,283	107,545	880,410	382,272

Net increase (decrease) in contract owners’ equity resulting from operations	3,168,194	1,050,033	90,330	57,594	3,320,656	2,415,763	1,327,465	2,438,207

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,666,547	3,723,459	3,260,205	3,242,899	4,263,593	3,946,717	3,271,986	3,453,526
Transfers between funds	(831,006)	179,794	1,173,681	599,531	(66,250)	485,925	41,529	(288,828)
Surrenders (note 6)	(97,672)	(87,951)	(113,120)	(96,040)	(215,838)	(86,852)	(102,884)	(78,323)
Death Benefits (note 4)	-	-	-	-	-	(4,950)	-	-
Net policy repayments (loans) (note 5)	(98,176)	(133,393)	(77,922)	(26,058)	(112,690)	(131,540)	(80,658)	(123,684)
Deductions for surrender charges (note 2)	(75,438)	(77,161)	(69,439)	(54,701)	(94,012)	(61,506)	(64,092)	(68,138)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(905,798)	(797,870)	(783,574)	(730,154)	(1,016,861)	(865,136)	(819,951)	(730,349)
Asset charges (note 3)	(4,665)	(3,103)	(1,362)	(1,146)	(18,526)	(13,711)	(7,982)	(5,672)
Adjustments to maintain reserves	(1,144)	(3)	(1,188)	(2)	(764)	6	(1,053)	(7)

Net equity transactions	1,652,648	2,803,772	3,387,281	2,934,329	2,738,652	3,268,953	2,236,895	2,158,525

Net change in contract owners’ equity	4,820,842	3,853,805	3,477,611	2,991,923	6,059,308	5,684,716	3,564,360	4,596,732
Contract owners’ equity beginning of period	11,454,027	7,600,222	9,609,276	6,617,353	15,722,765	10,038,049	11,409,596	6,812,864

Contract owners’ equity end of period	$16,274,869	11,454,027	13,086,887	9,609,276	21,782,073	15,722,765	14,973,956	11,409,596

CHANGES IN UNITS:
Beginning units	919,267	665,525	943,434	654,808	817,777	620,641	579,722	441,322
Units purchased	282,694	357,116	443,952	381,809	237,623	285,018	185,963	231,768
Units redeemed	(163,728)	(103,374)	(113,151)	(93,183)	(103,992)	(87,882)	(72,548)	(93,368)

Ending units	1,038,233	919,267	1,274,235	943,434	951,408	817,777	693,137	579,722

	DVSCS		DSIF		DCAP		DSGIBA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$40,767	44,019	256,520	251,882	21,375	22,679	2,546	-
Realized gain (loss) on investments	193,093	146,215	305,776	263,660	(36,366)	4,072	675	(1,251)
Change in unrealized gain (loss) on investments	235,878	603,242	1,987,239	506,018	177,635	(119,573)	11,644	(276)
Reinvested capital gains	266,796	417,285	345,663	407,501	210,641	202,387	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	736,534	1,210,761	2,895,198	1,429,061	373,285	109,565	14,865	(1,527)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	500,115	503,886	973,523	1,029,684	200,301	180,397	92,586	29,200
Transfers between funds	(356,069)	9,293	(50,486)	514,893	(256,191)	(33,732)	106,727	13,289
Surrenders (note 6)	(107,517)	(102,272)	(290,949)	(82,651)	(22,408)	(13,814)	-	-
Death Benefits (note 4)	(1,603)	-	(1,312)	-	(1,343)	-	-	-
Net policy repayments (loans) (note 5)	(53,894)	(52,752)	(39,743)	(46,051)	(15,492)	(71,559)	-	-
Deductions for surrender charges (note 2)	(15,607)	(9,598)	(40,897)	(19,775)	(1,888)	(404)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(212,184)	(215,173)	(507,560)	(515,509)	(62,440)	(66,211)	(16,563)	(2,478)
Asset charges (note 3)	(13,575)	(12,026)	(39,081)	(35,032)	(2,634)	(2,401)	(578)	(44)
Adjustments to maintain reserves	7	12	(23)	9	2	2	5	(5)

Net equity transactions	(260,327)	121,370	3,472	845,568	(162,093)	(7,722)	182,177	39,962

Net change in contract owners’ equity	476,207	1,332,131	2,898,670	2,274,629	211,192	101,843	197,042	38,435
Contract owners’ equity beginning of period	6,110,137	4,778,006	13,405,210	11,130,581	1,387,967	1,286,124	38,435	-

Contract owners’ equity end of period	$6,586,344	6,110,137	16,303,880	13,405,210	1,599,159	1,387,967	235,477	38,435

CHANGES IN UNITS:
Beginning units	211,312	207,752	571,839	530,391	64,247	64,238	3,693	-
Units purchased	17,155	31,664	55,577	80,543	14,443	12,528	17,293	3,937
Units redeemed	(25,820)	(28,104)	(55,177)	(39,095)	(20,556)	(12,519)	(1,571)	(244)

Ending units	202,647	211,312	572,239	571,839	58,134	64,247	19,415	3,693

	DSVCGA		FQB		FRESS		FCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	9,743	9,857	954	-	-	-
Realized gain (loss) on investments	5	-	(1,786)	(2,369)	(3)	-	-	-
Change in unrealized gain (loss) on investments	394	-	4,407	2,814	(94)	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	399	-	12,364	10,302	857	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	11,285	-	84,910	115,008	43,245	-	-	-
Transfers between funds	-	-	36,035	9,613	58,455	-	3	-
Surrenders (note 6)	-	-	(6,884)	(4,516)	(480)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	1,772	(640)	(899)	-	-	-
Deductions for surrender charges (note 2)	-	-	(1,319)	(1,413)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(327)	-	(20,989)	(23,220)	(2,451)	-	(3)	-
Asset charges (note 3)	-	-	(674)	(641)	(34)	-	-	-
Adjustments to maintain reserves	3	-	(16)	1	2	-	-	-

Net equity transactions	10,961	-	92,835	94,192	97,838	-	-	-

Net change in contract owners’ equity	11,360	-	105,199	104,494	98,695	-	-	-
Contract owners’ equity beginning of period	-	-	289,458	184,964	-	-	-	-

Contract owners’ equity end of period	$11,360	-	394,657	289,458	98,695	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	17,646	11,707	-	-	-	-
Units purchased	1,078	-	7,864	10,059	9,960	-	-	-
Units redeemed	(30)	-	(2,384)	(4,120)	(376)	-	-	-

Ending units	1,048	-	23,126	17,646	9,584	-	-	-

	FNRS2		FEIS		FF10S		FF20S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$121,437	36,911	109,843	131,656	24,472	23,460	39,398	37,494
Realized gain (loss) on investments	(52,085)	(168,210)	84,213	17,787	25,603	13,646	70,119	123,222
Change in unrealized gain (loss) on investments	(258,682)	2,405,535	484,516	463,291	119,291	9,737	227,525	(71,915)
Reinvested capital gains	4,481	-	135,312	343,555	35,279	32,016	78,656	90,934

Net increase (decrease) in contract owners’ equity resulting from operations	(184,849)	2,274,236	813,884	956,289	204,645	78,859	415,698	179,735

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,520,584	1,767,909	859,917	824,688	108,041	103,702	435,346	452,436
Transfers between funds	(223,260)	(647,878)	13,996	284,931	(129,591)	352,215	(201,128)	(172,903)
Surrenders (note 6)	(124,574)	(72,961)	(224,699)	(300,055)	(9,781)	(3,038)	(14,369)	(44,223)
Death Benefits (note 4)	(1,712)	(8,038)	(1,296)	-	-	-	(71,634)	-
Net policy repayments (loans) (note 5)	(29,453)	(79,351)	(107,381)	(15,469)	(1,440)	(602)	(132,318)	(429,953)
Deductions for surrender charges (note 2)	(143,521)	(23,085)	(167,622)	(66,530)	(571)	(2,771)	(2,951)	(8,635)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(616,812)	(700,493)	(323,335)	(320,615)	(84,355)	(86,594)	(163,418)	(185,923)
Asset charges (note 3)	(25,116)	(25,942)	(21,337)	(19,238)	(8,337)	(7,620)	(17,630)	(18,431)
Adjustments to maintain reserves	(742)	(3)	87	-	(1)	(7)	13	-

Net equity transactions	355,394	210,158	28,330	387,712	(126,035)	355,285	(168,089)	(407,632)

Net change in contract owners’ equity	170,545	2,484,394	842,214	1,344,001	78,610	434,144	247,609	(227,897)
Contract owners’ equity beginning of period	8,705,989	6,221,595	6,342,945	4,998,944	1,663,083	1,228,939	2,621,778	2,849,675

Contract owners’ equity end of period	$8,876,534	8,705,989	7,185,159	6,342,945	1,741,693	1,663,083	2,869,387	2,621,778

CHANGES IN UNITS:
Beginning units	415,801	396,711	304,708	283,135	88,971	69,215	134,430	154,944
Units purchased	119,269	108,011	47,645	59,737	5,413	25,314	21,784	24,426
Units redeemed	(99,022)	(88,921)	(46,364)	(38,164)	(11,920)	(5,558)	(29,893)	(44,940)

Ending units	436,048	415,801	305,989	304,708	82,464	88,971	126,321	134,430

	FF30S		FGS		FIGBS		FMCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$95,726	89,308	15,061	-	112,379	115,257	59,757	37,391
Realized gain (loss) on investments	229,999	42,437	544,251	520,362	(15,054)	(1,670)	183,270	(44,741)
Change in unrealized gain (loss) on investments	756,729	46,283	2,267,478	(1,275,432)	72,991	78,258	1,147,258	576,634
Reinvested capital gains	259,520	231,194	865,427	847,768	20,376	2,072	439,771	467,554

Net increase (decrease) in contract owners’ equity resulting from operations	1,341,974	409,222	3,692,217	92,698	190,692	193,917	1,830,056	1,036,838

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	878,563	868,992	2,444,768	2,042,989	656,176	585,054	1,009,487	1,577,200
Transfers between funds	87,544	69,706	2,079,088	(172,017)	117,493	313,003	(421,886)	(168,539)
Surrenders (note 6)	(98,620)	(51,746)	(321,238)	(580,615)	(653,127)	(83,996)	(366,325)	(163,658)
Death Benefits (note 4)	(708,315)	-	(995)	-	(19,089)	-	(44,660)	(10,444)
Net policy repayments (loans) (note 5)	(26,414)	(28,635)	(118,480)	(1,659)	(33,915)	(6,064)	(87,371)	4,105
Deductions for surrender charges (note 2)	(12,745)	(10,081)	(195,079)	(26,439)	(15,161)	(14,571)	(177,085)	(15,086)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(394,894)	(424,111)	(645,294)	(536,016)	(226,705)	(236,928)	(588,572)	(586,379)
Asset charges (note 3)	(36,569)	(32,888)	(29,971)	(23,532)	(11,389)	(12,016)	(36,757)	(34,744)
Adjustments to maintain reserves	(18)	(10)	104	(4)	76	23	(242)	2

Net equity transactions	(311,468)	391,227	3,212,903	702,707	(185,641)	544,505	(713,411)	602,457

Net change in contract owners’ equity	1,030,506	800,449	6,905,120	795,405	5,051	738,422	1,116,645	1,639,295
Contract owners’ equity beginning of period	6,667,090	5,866,641	9,697,448	8,902,043	4,962,636	4,224,214	9,269,404	7,630,109

Contract owners’ equity end of period	$7,697,596	6,667,090	16,602,568	9,697,448	4,967,687	4,962,636	10,386,049	9,269,404

CHANGES IN UNITS:
Beginning units	325,981	305,546	423,234	391,292	304,421	271,116	331,787	306,191
Units purchased	44,104	51,715	193,909	103,103	53,362	58,995	41,663	90,691
Units redeemed	(58,566)	(31,280)	(80,407)	(71,161)	(65,217)	(25,690)	(65,457)	(65,095)

Ending units	311,519	325,981	536,736	423,234	292,566	304,421	307,993	331,787

	FOS		FVSS		FTVIS2		FTVRDI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$53,242	42,545	138	89	30,036	34,670	1,142	1,092
Realized gain (loss) on investments	(1,023)	(34,728)	155	3,511	2,289	(755)	1,808	3,515
Change in unrealized gain (loss) on investments	874,138	(172,719)	(858)	(2,367)	34,645	57,819	6,475	(2,764)
Reinvested capital gains	3,749	5,381	2,278	-	-	-	2,363	7,939

Net increase (decrease) in contract owners’ equity resulting from operations	930,106	(159,521)	1,713	1,233	66,970	91,734	11,788	9,782

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	339,458	329,523	519	722	14,078	44,392	2,128	2,114
Transfers between funds	366,297	111,366	313	(183)	(7,004)	(12,208)	-	(10,705)
Surrenders (note 6)	(76,425)	(51,743)	-	(7,614)	(6,083)	(59,590)	-	(801)
Death Benefits (note 4)	(542)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(100,403)	(1,483)	-	-	(5,943)	(190)	(11,793)	544
Deductions for surrender charges (note 2)	(8,802)	(3,318)	-	-	(529)	(3,470)	-	(83)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(123,949)	(114,857)	(804)	(900)	(32,144)	(37,332)	(2,514)	(3,122)
Asset charges (note 3)	(7,825)	(7,014)	(22)	(34)	(2,056)	(2,103)	(151)	(173)
Adjustments to maintain reserves	(2)	5	(6)	2	(1)	(14)	15	(15)

Net equity transactions	387,807	262,479	-	(8,007)	(39,682)	(70,515)	(12,315)	(12,241)

Net change in contract owners’ equity	1,317,913	102,958	1,713	(6,774)	27,288	21,219	(527)	(2,459)
Contract owners’ equity beginning of period	3,045,230	2,942,272	8,921	15,695	712,110	690,891	61,571	64,030

Contract owners’ equity end of period	$4,363,143	3,045,230	10,634	8,921	739,398	712,110	61,044	61,571

CHANGES IN UNITS:
Beginning units	339,433	311,161	406	782	39,077	43,229	2,589	3,132
Units purchased	77,550	48,535	34	37	747	2,592	116	113
Units redeemed	(43,175)	(20,263)	(34)	(413)	(2,828)	(6,744)	(581)	(656)

Ending units	373,808	339,433	406	406	36,996	39,077	2,124	2,589

	FTVSVI		FTVDM2		TIF2		FTVGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,242	24,726	3,736	3,058	12,234	8,257	-	-
Realized gain (loss) on investments	47,464	34,795	(2,150)	(39,501)	(9,008)	(13,081)	(12,548)	(81,525)
Change in unrealized gain (loss) on investments	30,359	255,331	124,736	100,701	69,213	28,079	32,490	109,756
Reinvested capital gains	189,433	342,464	-	-	-	7,396	4,166	1,273

Net increase (decrease) in contract owners’ equity resulting from operations	287,498	657,316	126,322	64,258	72,439	30,651	24,108	29,504

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	225,876	273,048	29,747	39,047	37,077	36,222	20,516	29,157
Transfers between funds	(52,525)	(125,584)	(3,968)	1,880	(2,948)	(23,359)	(7,680)	(138,886)
Surrenders (note 6)	(161,287)	(71,171)	(19,377)	(105,973)	(21,431)	(5,016)	(14,466)	(182,928)
Death Benefits (note 4)	(33,817)	(7,049)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(21,926)	4,534	8,564	5,756	(729)	3,506	(3,144)	(529)
Deductions for surrender charges (note 2)	(13,262)	(8,727)	(529)	(2,032)	(830)	(241)	(2,093)	(4,811)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(139,716)	(150,773)	(15,556)	(17,986)	(22,488)	(23,877)	(46,206)	(63,964)
Asset charges (note 3)	(7,365)	(6,880)	(1,027)	(1,209)	(1,191)	(1,239)	(4,403)	(5,414)
Adjustments to maintain reserves	(138)	26	-	(3)	5	(4)	(5)	4

Net equity transactions	(204,160)	(92,576)	(2,146)	(80,520)	(12,535)	(14,008)	(57,481)	(367,371)

Net change in contract owners’ equity	83,338	564,740	124,176	(16,262)	59,904	16,643	(33,373)	(337,867)
Contract owners’ equity beginning of period	2,815,105	2,250,365	311,956	328,218	438,554	421,911	1,300,775	1,638,642

Contract owners’ equity end of period	$2,898,443	2,815,105	436,132	311,956	498,458	438,554	1,267,402	1,300,775

CHANGES IN UNITS:
Beginning units	103,018	107,498	35,039	43,295	50,098	51,655	130,926	169,779
Units purchased	11,167	14,799	2,943	6,363	5,132	5,089	4,125	3,216
Units redeemed	(18,556)	(19,279)	(3,093)	(14,619)	(6,434)	(6,646)	(9,894)	(42,069)

Ending units	95,629	103,018	34,889	35,039	48,796	50,098	125,157	130,926

	FTVFA2		FTVIS1		FTVFA1		FTVGB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$37,943	48,074	129,780	118,871	19,686	21,925	-	-
Realized gain (loss) on investments	(2,376)	(8,093)	2,723	(10,358)	(8,462)	(38,930)	(52,562)	(63,661)
Change in unrealized gain (loss) on investments	65,201	75,386	157,325	221,288	37,948	68,796	123,693	191,236
Reinvested capital gains	58,490	40,695	-	-	27,853	17,302	13,040	2,934

Net increase (decrease) in contract owners’ equity resulting from operations	159,258	156,062	289,828	329,801	77,025	69,093	84,171	130,509

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	12,983	12,983	444,562	471,526	109,552	114,630	619,007	681,244
Transfers between funds	(413)	-	73,401	20,169	2,146	(114,483)	(48,712)	58,803
Surrenders (note 6)	(17,937)	(10,602)	(28,074)	(52,280)	(9,588)	(12,907)	(51,098)	(33,555)
Death Benefits (note 4)	-	-	-	-	-	-	-	(3,880)
Net policy repayments (loans) (note 5)	(250)	(447)	1,535	41,733	6,237	(14,024)	(6,810)	97,627
Deductions for surrender charges (note 2)	(1,042)	(2,001)	(3,694)	(12,977)	(1,606)	(2,779)	(15,543)	(9,530)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(34,352)	(36,063)	(175,445)	(155,526)	(38,516)	(39,616)	(243,396)	(257,267)
Asset charges (note 3)	(1,883)	(1,659)	(6,379)	(4,725)	(868)	(627)	(13,265)	(10,732)
Adjustments to maintain reserves	(5)	7	(2)	(2)	(7)	35	13	(3)

Net equity transactions	(42,899)	(37,782)	305,904	307,918	67,350	(69,771)	240,196	522,707

Net change in contract owners’ equity	116,359	118,280	595,732	637,719	144,375	(678)	324,367	653,216
Contract owners’ equity beginning of period	1,341,514	1,223,234	2,753,636	2,115,917	589,544	590,222	4,057,460	3,404,244

Contract owners’ equity end of period	$1,457,873	1,341,514	3,349,368	2,753,636	733,919	589,544	4,381,827	4,057,460

CHANGES IN UNITS:
Beginning units	91,468	94,396	202,177	177,624	40,156	45,600	364,803	315,893
Units purchased	833	987	41,330	53,234	8,168	9,633	78,702	87,719
Units redeemed	(3,532)	(3,915)	(19,831)	(28,681)	(3,757)	(15,077)	(57,846)	(38,809)

Ending units	88,769	91,468	223,676	202,177	44,567	40,156	385,659	364,803

	ACEG		AVMCCI		IVKMG1		IVBRA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$18	-	1,601	168	-	-	135,306	9,774
Realized gain (loss) on investments	4,048	2,218	1,011	363	1,996	5,779	(25,046)	(11,026)
Change in unrealized gain (loss) on investments	(180)	(3,982)	31,127	12,650	24,260	(21,913)	21,306	178,105
Reinvested capital gains	1,758	2,030	6,201	14,314	13,250	17,635	183,486	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,644	266	39,940	27,495	39,506	1,501	315,052	176,853

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,227	2,127	17,798	12,603	16,131	27,153	1,327,450	1,094,731
Transfers between funds	-	2,104	36,566	14,155	24,080	(2,073)	(113,635)	567,925
Surrenders (note 6)	(3,373)	(3,013)	-	(2,049)	-	(11,482)	(1,071)	(41,694)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,953)	(2,584)	(2)	3	371	(8,812)	(11,292)	247
Deductions for surrender charges (note 2)	(594)	(373)	-	(1,279)	-	(941)	(3,028)	(4,594)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,557)	(1,729)	(8,366)	(7,853)	(9,608)	(9,851)	(370,474)	(261,657)
Asset charges (note 3)	(62)	(76)	(772)	(572)	(484)	(461)	(18,297)	(10,655)
Adjustments to maintain reserves	-	-	(1)	3	(8)	2	2,180	(5)

Net equity transactions	(9,312)	(3,544)	45,223	15,011	30,482	(6,465)	811,833	1,344,298

Net change in contract owners’ equity	(3,668)	(3,278)	85,163	42,506	69,988	(4,964)	1,126,885	1,521,151
Contract owners’ equity beginning of period	23,342	26,620	236,302	193,796	158,578	163,542	2,618,887	1,097,736

Contract owners’ equity end of period	$19,674	23,342	321,465	236,302	228,566	158,578	3,745,772	2,618,887

CHANGES IN UNITS:
Beginning units	1,467	1,711	16,039	14,921	10,690	11,108	237,156	110,977
Units purchased	103	296	3,784	1,975	2,853	1,966	133,287	156,826
Units redeemed	(599)	(540)	(836)	(857)	(964)	(2,384)	(62,520)	(30,647)

Ending units	971	1,467	18,987	16,039	12,579	10,690	307,923	237,156

	JAEI		JAMGS		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$170	-	-	-	-	24,803	23,205	2,613
Realized gain (loss) on investments	(34)	-	7	-	(107,960)	(68,925)	99,853	52,320
Change in unrealized gain (loss) on investments	50,317	-	1,433	-	873,021	(271,389)	1,408,175	226,008
Reinvested capital gains	1,613	-	-	-	214,568	369,019	297,041	100,942

Net increase (decrease) in contract owners’ equity resulting from operations	52,066	-	1,440	-	979,629	53,508	1,828,274	381,883

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	91,150	-	57,441	-	563,321	345,165	1,287,717	741,701
Transfers between funds	895,921	-	-	-	46,205	213,359	625,178	452,403
Surrenders (note 6)	-	-	-	-	(557,503)	(44,627)	(109,827)	(120,311)
Death Benefits (note 4)	-	-	-	-	(2,548)	(17,676)	(2,510)	-
Net policy repayments (loans) (note 5)	(152)	-	-	-	(5,224)	(68)	(65,956)	(28,428)
Deductions for surrender charges (note 2)	-	-	-	-	(11,229)	(8,674)	(10,200)	(7,401)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(19,913)	-	(447)	-	(157,195)	(154,357)	(444,850)	(293,922)
Asset charges (note 3)	(1,611)	-	-	-	(11,064)	(9,767)	(28,189)	(15,697)
Adjustments to maintain reserves	(5)	-	(1)	-	(5)	(14)	28	11

Net equity transactions	965,390	-	56,993	-	(135,242)	323,341	1,251,391	728,356

Net change in contract owners’ equity	1,017,456	-	58,433	-	844,387	376,849	3,079,665	1,110,239
Contract owners’ equity beginning of period	-	-	-	-	3,278,502	2,901,653	3,637,776	2,527,537

Contract owners’ equity end of period	$1,017,456	-	58,433	-	4,122,889	3,278,502	6,717,441	3,637,776

CHANGES IN UNITS:
Beginning units	-	-	-	-	140,373	126,651	205,242	162,354
Units purchased	89,489	-	5,383	-	14,060	28,313	93,675	73,747
Units redeemed	(1,945)	-	(41)	-	(18,638)	(14,591)	(37,382)	(30,859)

Ending units	87,544	-	5,342	-	135,795	140,373	261,535	205,242

	JAIGS		LOVTRC		MFBOV		MFFCA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,500	117,333	3,458	195	36,140	37,179	-	-
Realized gain (loss) on investments	(47,222)	(231,896)	(118)	(9)	(9,866)	(11,833)	33,319	22,084
Change in unrealized gain (loss) on investments	694,024	(114,137)	(2,797)	(335)	180,647	181,179	72,202	194,986
Reinvested capital gains	-	66,478	-	28	120,576	-	209,876	61,140

Net increase (decrease) in contract owners’ equity resulting from operations	688,302	(162,222)	543	(121)	327,497	206,525	315,397	278,210

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	227,382	257,314	32,410	4,846	380,283	259,861	281,205	242,178
Transfers between funds	(52,557)	(91,357)	110,269	3,103	(118,866)	199,691	(81,792)	22,996
Surrenders (note 6)	(255,809)	(121,757)	-	-	(12,707)	(6,955)	(13,291)	(3,717)
Death Benefits (note 4)	(905)	(16,264)	-	-	-	(12,382)	-	(13,514)
Net policy repayments (loans) (note 5)	14,003	77,818	-	-	27,028	(22,835)	13,058	(13,716)
Deductions for surrender charges (note 2)	(7,213)	(5,972)	-	-	(1,639)	(2,337)	(1,531)	(2,134)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(126,176)	(137,364)	(3,594)	(397)	(92,596)	(94,868)	(87,997)	(81,719)
Asset charges (note 3)	(8,656)	(7,826)	(53)	(3)	(5,446)	(4,972)	(5,087)	(4,139)
Adjustments to maintain reserves	(7)	(3)	6	(3)	(6)	(5)	12	(1)

Net equity transactions	(209,938)	(45,411)	139,038	7,546	176,051	315,198	104,577	146,234

Net change in contract owners’ equity	478,364	(207,633)	139,581	7,425	503,548	521,723	419,974	424,444
Contract owners’ equity beginning of period	2,280,544	2,488,177	7,425	-	2,081,771	1,560,048	1,612,344	1,187,900

Contract owners’ equity end of period	$2,758,908	2,280,544	147,006	7,425	2,585,319	2,081,771	2,032,318	1,612,344

CHANGES IN UNITS:
Beginning units	266,508	271,270	738	-	133,215	109,452	77,197	68,853
Units purchased	28,805	47,052	13,786	778	27,098	38,863	14,665	18,226
Units redeemed	(48,828)	(51,814)	(456)	(40)	(16,447)	(15,100)	(10,106)	(9,882)

Ending units	246,485	266,508	14,068	738	143,866	133,215	81,756	77,197

	MFBIE		MFTCG		MV2IGI		MVIVIC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26,229	16,080	-	-	65	53	164,125	103,384
Realized gain (loss) on investments	5,917	17,008	15,958	15,959	(11)	(37)	121,671	22,392
Change in unrealized gain (loss) on investments	292,511	(25,484)	679,070	(155,988)	1,901	(511)	2,251,277	(30,405)
Reinvested capital gains	-	-	77,022	108,651	521	1,019	10,417	174,546

Net increase (decrease) in contract owners’ equity resulting from operations	324,657	7,604	772,050	(31,378)	2,476	524	2,547,490	269,917

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	224,074	144,714	369,039	262,085	-	-	1,657,649	1,697,137
Transfers between funds	(142,328)	(3,641)	(61,654)	61,378	-	-	951,468	883,441
Surrenders (note 6)	(14,431)	(2,230)	(35,645)	(3,752)	-	-	(104,554)	(37,835)
Death Benefits (note 4)	-	-	-	(12,175)	-	-	-	(1,268)
Net policy repayments (loans) (note 5)	12,293	(13,368)	22,334	(24,503)	-	-	(58,115)	(39,642)
Deductions for surrender charges (note 2)	(1,681)	(1,848)	(4,120)	(2,319)	-	-	(99,476)	(6,943)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(56,524)	(61,694)	(107,946)	(94,293)	(392)	(378)	(524,123)	(412,171)
Asset charges (note 3)	(3,482)	(3,792)	(6,110)	(4,907)	(24)	(21)	(36,178)	(25,569)
Adjustments to maintain reserves	3	(3)	3	(12)	(6)	(1)	(108)	(5)

Net equity transactions	17,924	58,138	175,901	181,502	(422)	(400)	1,786,563	2,057,145

Net change in contract owners’ equity	342,581	65,742	947,951	150,124	2,054	124	4,334,053	2,327,062
Contract owners’ equity beginning of period	1,354,700	1,288,958	1,926,782	1,776,658	8,879	8,755	8,729,796	6,402,734

Contract owners’ equity end of period	$1,697,281	1,354,700	2,874,733	1,926,782	10,933	8,879	13,063,849	8,729,796

CHANGES IN UNITS:
Beginning units	152,831	145,339	111,437	100,368	849	888	568,320	433,708
Units purchased	26,710	30,094	25,486	24,852	-	-	156,262	176,464
Units redeemed	(25,184)	(22,602)	(17,288)	(13,783)	(35)	(39)	(55,675)	(41,852)

Ending units	154,357	152,831	119,635	111,437	814	849	668,907	568,320

	MNDIC		MVUIC		MVFIC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	238,973	204,878	1,404	1,103
Realized gain (loss) on investments	(18,720)	(66,996)	1	-	229,910	209,204	12,350	2,498
Change in unrealized gain (loss) on investments	353,495	138,256	28	-	1,060,842	80,304	9,783	(2,289)
Reinvested capital gains	30,205	54,827	-	-	489,008	791,367	102	2,230

Net increase (decrease) in contract owners’ equity resulting from operations	364,980	126,087	29	-	2,018,733	1,285,753	23,639	3,542

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	231,186	195,452	9,503	-	1,597,501	1,258,368	20	2,057
Transfers between funds	103,252	94,753	-	-	986,566	907,384	(25,596)	(1,438)
Surrenders (note 6)	(16,945)	(16,887)	-	-	(670,178)	(447,218)	-	-
Death Benefits (note 4)	-	(1,629)	-	-	(1,939)	-	-	-
Net policy repayments (loans) (note 5)	(18,819)	(13,301)	-	-	(41,756)	33,394	(32)	(28)
Deductions for surrender charges (note 2)	(3,937)	(1,827)	-	-	(37,140)	(17,566)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(80,759)	(69,702)	(541)	-	(496,027)	(435,496)	(5,424)	(5,890)
Asset charges (note 3)	(3,489)	(2,802)	-	-	(31,520)	(25,324)	(308)	(303)
Adjustments to maintain reserves	(3)	(1)	(1)	-	64	27	(1)	5

Net equity transactions	210,486	184,056	8,961	-	1,305,571	1,273,569	(31,341)	(5,597)

Net change in contract owners’ equity	575,466	310,143	8,990	-	3,324,304	2,559,322	(7,702)	(2,055)
Contract owners’ equity beginning of period	1,259,250	949,107	-	-	10,905,479	8,346,157	96,091	98,146

Contract owners’ equity end of period	$1,834,716	1,259,250	8,990	-	14,229,783	10,905,479	88,389	96,091

CHANGES IN UNITS:
Beginning units	86,757	71,308	-	-	428,253	373,926	5,461	5,792
Units purchased	25,412	33,701	932	-	84,447	94,544	-	116
Units redeemed	(12,367)	(18,252)	(53)	-	(37,737)	(40,217)	(1,500)	(447)

Ending units	99,802	86,757	879	-	474,963	428,253	3,961	5,461

	MSVFI		MSVRE		IDPGI		IDPG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,256	2,523	-	-	14,795	11,319	38,217	28,213
Realized gain (loss) on investments	2,278	465	-	-	8,998	(8,710)	4,432	(3,212)
Change in unrealized gain (loss) on investments	1,716	4,694	-	-	60,388	30,034	229,520	47,219
Reinvested capital gains	-	-	-	-	6,550	-	20,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,250	7,682	-	-	90,731	32,643	292,483	72,220

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6,277	26,372	7	-	221,644	137,494	329,074	777,507
Transfers between funds	3,248	(20,750)	4	-	(15,304)	(89,847)	153,183	11,331
Surrenders (note 6)	-	(641)	-	-	(152)	(92)	(478)	-
Death Benefits (note 4)	(50,164)	(16,740)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(164)	1,166	-	-	-	-	(72)	(5,567)
Deductions for surrender charges (note 2)	-	(90)	-	-	(532)	-	(456)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(6,101)	(7,836)	(10)	-	(79,274)	(67,410)	(137,539)	(100,539)
Asset charges (note 3)	(356)	(499)	-	-	(3,688)	(2,595)	(10,179)	(5,605)
Adjustments to maintain reserves	22	7	(1)	-	(7)	2	(14)	5

Net equity transactions	(47,238)	(19,011)	-	-	122,687	(22,448)	333,519	677,132

Net change in contract owners’ equity	(40,988)	(11,329)	-	-	213,418	10,195	626,002	749,352
Contract owners’ equity beginning of period	115,297	126,626	-	-	566,232	556,037	1,515,270	765,918

Contract owners’ equity end of period	$74,309	115,297	-	-	779,650	566,232	2,141,272	1,515,270

CHANGES IN UNITS:
Beginning units	7,329	8,541	-	-	54,096	56,277	144,663	78,407
Units purchased	614	1,784	-	-	21,697	25,538	45,564	78,507
Units redeemed	(3,497)	(2,996)	-	-	(10,627)	(27,719)	(15,850)	(12,251)

Ending units	4,446	7,329	-	-	65,166	54,096	174,377	144,663

	NCPGI		NCPG		NVBX		NVIX
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$33,797	30,292	47,665	49,834	23,744	21,265	88,489	30,837
Realized gain (loss) on investments	3,600	(2,631)	1,987	(6,676)	(1,226)	(1,146)	(8,770)	(6,215)
Change in unrealized gain (loss) on investments	126,800	35,596	260,906	72,343	5,455	(18,535)	333,057	(5,519)
Reinvested capital gains	49,559	2,360	103,397	-	1,673	1,833	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	213,756	65,617	413,955	115,501	29,646	3,417	412,776	19,103

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	611,788	334,150	533,372	354,482	119,379	148,519	745,958	368,208
Transfers between funds	20,904	361,111	127,081	57,832	57,755	734,523	1,374,127	108,816
Surrenders (note 6)	(107)	(1,316)	(109)	-	-	(2,661)	(7,079)	(16,310)
Death Benefits (note 4)	(51,837)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(39)	(24)	(137,350)	-	(48,005)	-	284	(1,953)
Deductions for surrender charges (note 2)	(532)	(1,253)	(1,009)	-	-	(571)	(1,035)	(28,685)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(151,128)	(114,021)	(194,337)	(124,829)	(54,904)	(41,282)	(99,945)	(52,092)
Asset charges (note 3)	(9,675)	(6,885)	(13,735)	(8,856)	(5,076)	(3,858)	(8,652)	(3,828)
Adjustments to maintain reserves	4	-	2,223	4	7	(2)	1	1

Net equity transactions	419,378	571,762	316,136	278,633	69,156	834,668	2,003,659	374,157

Net change in contract owners’ equity	633,134	637,379	730,091	394,134	98,802	838,085	2,416,435	393,260
Contract owners’ equity beginning of period	1,304,393	667,014	2,081,736	1,687,602	967,257	129,172	1,156,402	763,142

Contract owners’ equity end of period	$1,937,527	1,304,393	2,811,827	2,081,736	1,066,059	967,257	3,572,837	1,156,402

CHANGES IN UNITS:
Beginning units	126,505	68,405	203,424	175,464	91,898	12,550	125,767	83,763
Units purchased	57,417	70,565	61,346	41,540	22,482	89,212	202,565	55,554
Units redeemed	(20,467)	(12,465)	(31,872)	(13,580)	(16,160)	(9,864)	(17,187)	(13,550)

Ending units	163,455	126,505	232,898	203,424	98,220	91,898	311,145	125,767

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$76,349	107,644	256,575	328,356	8,364	18,338	36,518	57,211
Realized gain (loss) on investments	(232,990)	(49,260)	226,718	208,214	553	2,997	70,445	139,762
Change in unrealized gain (loss) on investments	379,978	182,927	2,236,593	(134,459)	11,410	(5,894)	797,152	(526,379)
Reinvested capital gains	160,278	433,272	516,886	1,040,017	1,891	2,532	407,467	365,267

Net increase (decrease) in contract owners’ equity resulting from operations	383,615	674,583	3,236,772	1,442,128	22,218	17,973	1,311,582	35,861

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	812,405	860,286	4,972,648	5,435,090	67,983	71,132	974,413	877,773
Transfers between funds	(1,109,007)	1,182,459	962,235	153,170	31,404	14,598	734,251	(109,706)
Surrenders (note 6)	(70,353)	(99,728)	(328,557)	(78,781)	(49,418)	(24,096)	(40,185)	(119,945)
Death Benefits (note 4)	-	(38,995)	(94,529)	-	(39,806)	-	(33,266)	-
Net policy repayments (loans) (note 5)	(19,570)	2,765	(161,678)	(20,422)	3,056	4,979	(81,033)	3,317
Deductions for surrender charges (note 2)	(4,257)	(4,641)	(26,368)	(23,180)	(4,817)	(1,110)	(4,209)	(8,762)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(263,340)	(193,890)	(1,719,817)	(1,499,130)	(37,024)	(43,916)	(297,627)	(251,216)
Asset charges (note 3)	(14,610)	(10,509)	(126,820)	(93,525)	(1,958)	(1,987)	(17,857)	(12,877)
Adjustments to maintain reserves	(15)	(75)	1,475	(1)	13	(4)	(167)	(4)

Net equity transactions	(668,747)	1,697,672	3,478,589	3,873,221	(30,567)	19,596	1,234,320	378,580

Net change in contract owners’ equity	(285,132)	2,372,255	6,715,361	5,315,349	(8,349)	37,569	2,545,902	414,441
Contract owners’ equity beginning of period	5,056,184	2,683,929	19,138,122	13,822,773	706,490	668,921	3,862,128	3,447,687

Contract owners’ equity end of period	$4,771,052	5,056,184	25,853,483	19,138,122	698,141	706,490	6,408,030	3,862,128

CHANGES IN UNITS:
Beginning units	178,666	114,223	1,057,280	832,357	52,273	50,805	208,017	186,042
Units purchased	40,091	81,566	309,654	331,446	7,523	8,043	85,819	66,300
Units redeemed	(63,624)	(17,123)	(133,458)	(106,523)	(9,748)	(6,575)	(30,300)	(44,325)

Ending units	155,133	178,666	1,233,476	1,057,280	50,048	52,273	263,536	208,017

	GVAGR2		GVAGI2		HIBF		GEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$17,062	10,563	36,407	23,742	232,166	187,076	162,673	73,362
Realized gain (loss) on investments	98,604	189,836	98,704	62,025	(14,257)	(75,614)	65,724	(93,067)
Change in unrealized gain (loss) on investments	791,193	(786,070)	109,104	(140,073)	37,864	343,125	3,745,257	695,836
Reinvested capital gains	416,729	985,529	257,665	282,436	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,323,588	399,858	501,880	228,130	255,773	454,587	3,973,654	676,131

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	324,905	389,800	190,578	255,301	930,856	306,731	2,368,251	2,366,022
Transfers between funds	95,293	(169,602)	134,681	174,631	11,817	2,443	(354,696)	95,860
Surrenders (note 6)	(147,493)	(299,829)	(149,205)	(115,155)	(38,765)	(126,754)	(238,881)	(106,901)
Death Benefits (note 4)	(55,432)	(16,081)	(31,775)	-	(76)	(16,063)	(804)	(4,509)
Net policy repayments (loans) (note 5)	(49,317)	(73,877)	(27,394)	1,213	(204,176)	6,653	(43,018)	(84,854)
Deductions for surrender charges (note 2)	(8,666)	(13,419)	(8,543)	(1,244)	(2,489)	(4,905)	(55,638)	(47,100)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(240,202)	(241,257)	(139,665)	(139,183)	(180,689)	(160,394)	(689,411)	(605,317)
Asset charges (note 3)	(13,255)	(11,839)	(6,448)	(5,763)	(13,526)	(10,898)	(17,945)	(13,621)
Adjustments to maintain reserves	(32)	2	(261)	9	(3)	7	161	(8)

Net equity transactions	(94,199)	(436,102)	(38,032)	169,809	502,949	(3,180)	968,019	1,599,572

Net change in contract owners’ equity	1,229,389	(36,244)	463,848	397,939	758,722	451,407	4,941,673	2,275,703
Contract owners’ equity beginning of period	4,751,440	4,787,684	2,268,735	1,870,796	3,467,288	3,015,881	9,197,675	6,921,972

Contract owners’ equity end of period	$5,980,829	4,751,440	2,732,583	2,268,735	4,226,010	3,467,288	14,139,348	9,197,675

CHANGES IN UNITS:
Beginning units	246,101	270,453	135,544	124,161	171,056	169,848	1,043,131	845,611
Units purchased	23,405	25,594	20,837	23,159	57,830	27,424	297,967	362,170
Units redeemed	(27,106)	(49,946)	(22,483)	(11,776)	(33,594)	(26,216)	(207,833)	(164,650)

Ending units	242,400	246,101	133,898	135,544	195,292	171,056	1,133,265	1,043,131

	GIG		NVIE6		NVNMO1		NVNSR2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,878	18,563	2,227	2,714	4,628	5,318	9,218	9,299
Realized gain (loss) on investments	(9,385)	(22,510)	5,733	1,995	1,374	(1,066)	6,136	(8,351)
Change in unrealized gain (loss) on investments	210,110	12,577	27,699	(4,564)	160,557	48,981	111,820	(28,596)
Reinvested capital gains	-	-	-	-	17,753	31,691	143,333	125,320

Net increase (decrease) in contract owners’ equity resulting from operations	221,603	8,630	35,659	145	184,312	84,924	270,507	97,672

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	68,574	65,086	(105)	-	75,982	30,185	151,353	163,165
Transfers between funds	991,290	(96,146)	7	(3,347)	24,281	285	61,064	(175,368)
Surrenders (note 6)	(205,930)	(39,047)	(5,338)	(4,366)	(2,447)	(66)	(49,596)	(17,001)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,076)	28,802	(4,863)	(3,652)	(12,009)	(6,371)	26,542	72,611
Deductions for surrender charges (note 2)	(3,315)	(1,872)	(830)	(220)	(297)	-	(2,432)	(2,772)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(38,378)	(34,443)	(7,993)	(8,637)	(29,879)	(27,822)	(73,636)	(73,736)
Asset charges (note 3)	(2,328)	(2,217)	(311)	(366)	(1,679)	(1,349)	(4,630)	(4,237)
Adjustments to maintain reserves	49	3	33	1	(10)	2	99	43

Net equity transactions	802,886	(79,834)	(19,400)	(20,587)	53,942	(5,136)	108,764	(37,295)

Net change in contract owners’ equity	1,024,489	(71,204)	16,259	(20,442)	238,254	79,788	379,271	60,377
Contract owners’ equity beginning of period	796,753	867,957	139,634	160,076	707,304	627,516	1,439,102	1,378,725

Contract owners’ equity end of period	$1,821,242	796,753	155,893	139,634	945,558	707,304	1,818,373	1,439,102

CHANGES IN UNITS:
Beginning units	83,394	91,636	14,701	16,960	43,345	43,686	79,412	83,771
Units purchased	92,419	12,034	1	-	6,350	2,404	14,279	17,510
Units redeemed	(26,247)	(20,276)	(1,786)	(2,259)	(3,284)	(2,745)	(8,917)	(21,869)

Ending units	149,566	83,394	12,916	14,701	46,411	43,345	84,774	79,412

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$214,920	274,089	149,531	194,960	299,179	400,047	57,100	55,826
Realized gain (loss) on investments	72,256	62,621	39,917	30,819	104,856	61,646	(15,996)	(26,343)
Change in unrealized gain (loss) on investments	1,312,910	(309,614)	350,616	(138,471)	914,035	(489,479)	55,780	3,325
Reinvested capital gains	1,044,712	898,681	398,417	324,268	1,134,523	1,070,968	52,237	56,746

Net increase (decrease) in contract owners’ equity resulting from operations	2,644,798	925,777	938,481	411,576	2,452,593	1,043,182	149,121	89,554

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,503,958	3,269,290	1,690,400	1,812,921	3,172,125	3,470,975	604,228	736,613
Transfers between funds	241,392	116,864	65,408	301,909	(919,303)	1,448,654	88,186	52,395
Surrenders (note 6)	(122,864)	(301,256)	(60,623)	(71,470)	(171,896)	(151,725)	(95,195)	(397,387)
Death Benefits (note 4)	(27,385)	(7,007)	(77,397)	(37,319)	(34,025)	(18,350)	-	(19,145)
Net policy repayments (loans) (note 5)	28,213	(68,063)	(226)	(18,722)	(18,585)	(112,757)	(2,994)	(413)
Deductions for surrender charges (note 2)	(28,770)	(23,466)	(15,723)	(67,199)	(27,188)	(52,617)	(21,102)	(6,633)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,151,467)	(998,472)	(641,361)	(609,092)	(1,062,425)	(942,686)	(250,028)	(241,601)
Asset charges (note 3)	(65,982)	(45,253)	(47,905)	(37,252)	(70,129)	(51,765)	(17,221)	(13,807)
Adjustments to maintain reserves	(15)	(4)	-	(5)	(666)	4	(3)	(1)

Net equity transactions	2,377,080	1,942,633	912,573	1,273,771	867,908	3,589,733	305,871	110,021

Net change in contract owners’ equity	5,021,878	2,868,410	1,851,054	1,685,347	3,320,501	4,632,915	454,992	199,575
Contract owners’ equity beginning of period	12,065,363	9,196,953	7,411,332	5,725,985	14,738,254	10,105,339	2,203,495	2,003,920

Contract owners’ equity end of period	$17,087,241	12,065,363	9,262,386	7,411,332	18,058,755	14,738,254	2,658,487	2,203,495

CHANGES IN UNITS:
Beginning units	803,158	663,184	505,285	414,917	979,464	720,719	161,280	153,734
Units purchased	249,465	262,225	121,839	154,360	207,283	367,673	49,978	61,266
Units redeemed	(104,690)	(122,251)	(63,337)	(63,992)	(152,244)	(108,928)	(28,301)	(53,720)

Ending units	947,933	803,158	563,787	505,285	1,034,503	979,464	182,957	161,280

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$444,307	549,855	602,405	788,457	59,089	66,278	52,646	45,478
Realized gain (loss) on investments	88,029	70,301	32,374	(3,394)	(3,197)	(14,133)	(2,105)	(419)
Change in unrealized gain (loss) on investments	1,045,858	(606,531)	2,434,695	(978,317)	87,238	(40,265)	19,165	24,721
Reinvested capital gains	1,352,626	1,258,774	2,849,257	2,329,624	128,046	91,956	-	2,496

Net increase (decrease) in contract owners’ equity resulting from operations	2,930,820	1,272,399	5,918,731	2,136,370	271,176	103,836	69,706	72,276

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,275,889	3,351,462	7,634,522	8,120,082	687,345	578,853	345,245	141,432
Transfers between funds	1,296,311	1,466,123	(159,429)	(611,693)	(164,942)	(321,628)	104,208	2,493
Surrenders (note 6)	(637,437)	(478,144)	(1,161,091)	(298,622)	(41,885)	(56)	(105,450)	(5,513)
Death Benefits (note 4)	(77,495)	(224,400)	(193,238)	-	(1,523)	-	-	(1,254)
Net policy repayments (loans) (note 5)	(70,534)	2,099	(108,297)	(22,443)	(14,275)	(1,854)	(733)	(3,440)
Deductions for surrender charges (note 2)	(88,776)	(34,659)	(122,962)	(116,328)	(2,093)	(280)	(22,559)	(1,797)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,265,769)	(1,208,561)	(2,569,916)	(2,423,097)	(271,260)	(232,826)	(82,482)	(80,871)
Asset charges (note 3)	(102,933)	(81,008)	(144,071)	(103,380)	(17,626)	(13,113)	(3,815)	(3,077)
Adjustments to maintain reserves	(249)	9	1,412	(9)	9	(4)	(26)	3

Net equity transactions	1,329,007	2,792,921	3,176,930	4,544,510	173,750	9,092	234,388	47,976

Net change in contract owners’ equity	4,259,827	4,065,320	9,095,661	6,680,880	444,926	112,928	304,094	120,252
Contract owners’ equity beginning of period	20,694,811	16,629,491	31,259,047	24,578,167	2,533,771	2,420,843	1,486,258	1,366,006

Contract owners’ equity end of period	$24,954,638	20,694,811	40,354,708	31,259,047	2,978,697	2,533,771	1,790,352	1,486,258

CHANGES IN UNITS:
Beginning units	1,390,277	1,193,350	2,085,093	1,765,490	175,794	178,028	103,663	100,369
Units purchased	235,375	359,469	510,591	651,877	58,176	56,877	35,149	14,219
Units redeemed	(155,781)	(162,542)	(317,495)	(332,274)	(46,226)	(59,111)	(19,198)	(10,925)

Ending units	1,469,871	1,390,277	2,278,189	2,085,093	187,744	175,794	119,614	103,663

	NVLCP1		TRF		GBF		GVIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$96,558	89,978	36,173	16,290	48,692	43,393	57,524	49,580
Realized gain (loss) on investments	(6,353)	(230)	75,469	42,125	(17,353)	1,499	(11,275)	(34,127)
Change in unrealized gain (loss) on investments	37,449	(4,215)	398,691	40,229	13,898	(37,820)	431,360	3,897
Reinvested capital gains	-	11,234	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	127,654	96,767	510,333	98,644	45,237	7,072	477,609	19,350

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	682,033	470,281	1,339,109	442,656	727,271	528,126	324,411	365,903
Transfers between funds	384,789	(171,589)	885,292	25,566	(433,369)	111,289	(237,759)	57,313
Surrenders (note 6)	(133,229)	(2,382)	(21,950)	(18,968)	(94,806)	(4,872)	(36,034)	(54,516)
Death Benefits (note 4)	-	-	-	-	(212)	(58,143)	(182)	-
Net policy repayments (loans) (note 5)	32,051	(48,604)	(9,308)	(7,621)	9,124	410	11,353	(69,078)
Deductions for surrender charges (note 2)	(22,583)	(1,883)	(1,812)	(2,962)	(4,535)	(1,260)	(10,775)	(25,711)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(155,167)	(153,668)	(116,454)	(66,935)	(118,333)	(135,386)	(136,346)	(148,076)
Asset charges (note 3)	(8,428)	(8,919)	(12,112)	(4,516)	(8,009)	(8,826)	(1,918)	(2,287)
Adjustments to maintain reserves	5	2	110	60	(6)	10	52	(7)

Net equity transactions	779,471	83,238	2,062,875	367,280	77,125	431,348	(87,198)	123,541

Net change in contract owners’ equity	907,125	180,005	2,573,208	465,924	122,362	438,420	390,411	142,891
Contract owners’ equity beginning of period	2,943,667	2,763,662	1,243,413	777,489	2,170,150	1,731,730	2,006,753	1,863,862

Contract owners’ equity end of period	$3,850,792	2,943,667	3,816,621	1,243,413	2,292,512	2,170,150	2,397,164	2,006,753

CHANGES IN UNITS:
Beginning units	192,140	187,063	58,688	40,876	147,227	118,355	216,128	202,246
Units purchased	76,696	46,431	99,780	25,426	64,280	65,430	40,542	54,201
Units redeemed	(27,018)	(41,354)	(9,001)	(7,614)	(59,154)	(36,558)	(49,395)	(40,319)

Ending units	241,818	192,140	149,467	58,688	152,353	147,227	207,275	216,128

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$37,106	43,513	13,317	13,720	18,884	28,384	16,036	16,805
Realized gain (loss) on investments	199,261	72,280	11,955	14,105	114,441	141,791	(201)	(712)
Change in unrealized gain (loss) on investments	15,596	(77,457)	35,486	526	2,234	(101,294)	13,161	2,269
Reinvested capital gains	174,483	199,834	17,677	16,953	41,312	61,654	17,044	17,517

Net increase (decrease) in contract owners’ equity resulting from operations	426,446	238,170	78,435	45,304	176,871	130,535	46,040	35,879

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	75,294	92,477	8,031	9,537	3,773	3,141	(736)	3,129
Transfers between funds	(58,529)	(44,097)	(15,837)	(21,606)	(2)	(2,927)	(36,668)	(4)
Surrenders (note 6)	(41,646)	(59,989)	(494)	(6,952)	(113,260)	(1,931)	(58)	(21,416)
Death Benefits (note 4)	(494,122)	-	-	-	(441,710)	(585,818)	-	-
Net policy repayments (loans) (note 5)	(5,479)	22,466	(12,409)	(5,679)	(287)	(6,451)	(842)	10,533
Deductions for surrender charges (note 2)	(1,885)	(7,350)	(80)	(1,254)	(15,055)	(457)	(46)	(4,792)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(107,044)	(132,544)	(37,268)	(44,620)	(31,261)	(44,270)	(19,528)	(37,429)
Asset charges (note 3)	(10,050)	(12,022)	(4,164)	(4,178)	(5,639)	(8,077)	(2,859)	(5,186)
Adjustments to maintain reserves	(169)	(985)	(13)	(26)	-	8	8	(2)

Net equity transactions	(643,630)	(142,044)	(62,234)	(74,778)	(603,441)	(646,782)	(60,729)	(55,167)

Net change in contract owners’ equity	(217,184)	96,126	16,201	(29,474)	(426,570)	(516,247)	(14,689)	(19,288)
Contract owners’ equity beginning of period	2,740,599	2,644,473	729,047	758,521	1,601,351	2,117,598	846,209	865,497

Contract owners’ equity end of period	$2,523,415	2,740,599	745,248	729,047	1,174,781	1,601,351	831,520	846,209

CHANGES IN UNITS:
Beginning units	135,365	142,983	41,057	45,409	78,174	111,376	54,564	58,187
Units purchased	3,418	4,942	458	598	171	166	(44)	205
Units redeemed	(33,540)	(12,560)	(3,749)	(4,950)	(28,392)	(33,368)	(3,786)	(3,828)

Ending units	105,243	135,365	37,766	41,057	49,953	78,174	50,734	54,564

	GVIDM		GVDMA		GVDMC		MCIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$82,772	89,528	160,500	160,426	9,689	10,376	71,231	77,025
Realized gain (loss) on investments	129,218	205,969	167,793	431,704	6,961	14,205	20,201	(5,300)
Change in unrealized gain (loss) on investments	87,387	(230,672)	541,630	(514,517)	8,208	(15,788)	502,749	344,358
Reinvested capital gains	277,832	262,357	631,498	669,135	22,502	19,637	485,542	526,047

Net increase (decrease) in contract owners’ equity resulting from operations	577,209	327,182	1,501,421	746,748	47,360	28,430	1,079,723	942,130

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	69,787	77,333	286,324	346,069	24,940	22,469	753,053	644,414
Transfers between funds	(55,314)	(206,240)	(35,176)	(632,851)	(3,016)	(54)	(1,395,673)	1,768,908
Surrenders (note 6)	(271,343)	(338,757)	(334,771)	(1,041,641)	(8,030)	(10,469)	(91,956)	(174,544)
Death Benefits (note 4)	(38,119)	(54,588)	(36,686)	-	-	-	(651)	-
Net policy repayments (loans) (note 5)	(17,646)	(327,003)	114,775	115,143	(32,934)	(220,690)	1,129	(47,673)
Deductions for surrender charges (note 2)	(13,485)	(33,155)	(18,370)	(67,764)	(3,136)	(179)	(7,110)	(10,636)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(207,151)	(257,184)	(433,441)	(514,912)	(41,908)	(46,300)	(338,048)	(234,411)
Asset charges (note 3)	(19,699)	(22,084)	(29,337)	(31,467)	(2,413)	(2,568)	(20,984)	(15,454)
Adjustments to maintain reserves	(15)	9	13	4	2	(11)	3	5

Net equity transactions	(552,985)	(1,161,669)	(486,669)	(1,827,419)	(66,495)	(257,802)	(1,100,237)	1,930,609

Net change in contract owners’ equity	24,224	(834,487)	1,014,752	(1,080,671)	(19,135)	(229,372)	(20,514)	2,872,739
Contract owners’ equity beginning of period	4,790,611	5,625,098	9,230,378	10,311,049	532,329	761,701	6,936,976	4,064,237

Contract owners’ equity end of period	$4,814,835	4,790,611	10,245,130	9,230,378	513,194	532,329	6,916,462	6,936,976

CHANGES IN UNITS:
Beginning units	259,456	326,411	470,203	569,800	30,967	46,837	238,161	167,843
Units purchased	5,017	4,976	21,869	20,014	2,584	1,856	41,437	90,823
Units redeemed	(33,554)	(71,931)	(44,776)	(119,611)	(6,215)	(17,726)	(74,502)	(20,505)

Ending units	230,919	259,456	447,296	470,203	27,336	30,967	205,096	238,161

	SAM		SAM5		NVMIG1		GVDIVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,038	124	86,930	4,870	22,348	24,536	53,420	36,943
Realized gain (loss) on investments	-	-	-	-	(28,721)	(19,472)	(15,809)	(23,504)
Change in unrealized gain (loss) on investments	-	-	-	-	422,217	(76,733)	344,616	56,232
Reinvested capital gains	-	37	-	250	-	36,964	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,038	161	86,930	5,120	415,844	(34,705)	382,227	69,671

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	25,890	445,252	16,740,852	28,487,451	185,755	269,007	605,162	339,409
Transfers between funds	315,282	674,989	(16,947,332)	(26,284,831)	(22,951)	19,924	284,899	27,816
Surrenders (note 6)	(389,848)	(1,070,271)	(2,434,726)	(697,685)	(171,888)	(43,839)	(129,513)	(41,635)
Death Benefits (note 4)	(28)	(121,772)	(818)	-	(182)	-	(7)	-
Net policy repayments (loans) (note 5)	39,258	16,043	112,376	(2,497,176)	25,383	6,666	(5,762)	594
Deductions for surrender charges (note 2)	(11,462)	(14,607)	(42,259)	(13,338)	(36,010)	(5,950)	(33,067)	(1,318)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(126,555)	(165,273)	(1,379,199)	(1,662,675)	(94,355)	(104,120)	(103,085)	(94,059)
Asset charges (note 3)	(5,644)	(6,694)	(93,138)	(86,823)	(5,241)	(5,505)	(5,838)	(3,506)
Adjustments to maintain reserves	5	(39)	(3,881)	(233)	-	(1)	2	(3)

Net equity transactions	(153,102)	(242,372)	(4,048,125)	(2,755,310)	(119,489)	136,182	612,791	227,298

Net change in contract owners’ equity	(144,064)	(242,211)	(3,961,195)	(2,750,190)	296,355	101,477	995,018	296,969
Contract owners’ equity beginning of period	1,996,529	2,238,740	20,539,590	23,289,780	1,653,516	1,552,039	1,323,525	1,026,556

Contract owners’ equity end of period	$1,852,465	1,996,529	16,578,395	20,539,590	1,949,871	1,653,516	2,318,543	1,323,525

CHANGES IN UNITS:
Beginning units	173,869	194,977	2,053,326	2,328,978	173,313	159,225	145,550	118,791
Units purchased	39,730	77,410	1,992,731	2,887,079	23,725	31,763	94,153	47,373
Units redeemed	(52,953)	(98,518)	(2,396,504)	(3,162,731)	(34,541)	(17,675)	(32,279)	(20,614)

Ending units	160,646	173,869	1,649,553	2,053,326	162,497	173,313	207,424	145,550

	NVMLG1		NVMLV1		NVMMG1		NVMMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,290	24,077	28,129	32,109	-	-	66,043	65,455
Realized gain (loss) on investments	97,898	39,157	(73,895)	(15,433)	13,450	50,517	74,489	(52,037)
Change in unrealized gain (loss) on investments	614,726	(409,688)	206,964	69,767	795,796	(218,679)	328,390	193,011
Reinvested capital gains	150,381	406,896	100,177	164,321	291,694	373,601	247,793	271,445

Net increase (decrease) in contract owners’ equity resulting from operations	875,295	60,442	261,375	250,764	1,100,940	205,439	716,715	477,874

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	583,726	383,587	286,522	347,872	837,825	523,024	1,263,463	939,740
Transfers between funds	104,862	36,546	24,017	288,414	1,630,798	(126,496)	(778,702)	2,645,177
Surrenders (note 6)	(349,081)	(104,770)	(274,034)	(48,073)	(185,007)	(51,751)	(95,566)	(157,471)
Death Benefits (note 4)	-	(17,655)	-	-	(601)	(13,354)	-	-
Net policy repayments (loans) (note 5)	(41,479)	(9,152)	(6,471)	(2,529)	(24,829)	10,168	(36,812)	(17,763)
Deductions for surrender charges (note 2)	(72,759)	(24,075)	(56,769)	(19,359)	(46,242)	(18,145)	(24,341)	(14,687)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(188,870)	(192,587)	(214,125)	(205,562)	(258,503)	(199,593)	(490,993)	(300,054)
Asset charges (note 3)	(9,042)	(8,273)	(7,310)	(6,776)	(11,715)	(9,548)	(21,381)	(8,448)
Adjustments to maintain reserves	17	37	11	(12)	171	30	10	4

Net equity transactions	27,374	63,658	(248,159)	353,975	1,941,897	114,335	(184,322)	3,086,498

Net change in contract owners’ equity	902,669	124,100	13,216	604,739	3,042,837	319,774	532,393	3,564,372
Contract owners’ equity beginning of period	2,845,895	2,721,795	1,967,773	1,363,034	3,315,561	2,995,787	5,033,056	1,468,684

Contract owners’ equity end of period	$3,748,564	2,845,895	1,980,989	1,967,773	6,358,398	3,315,561	5,565,449	5,033,056

CHANGES IN UNITS:
Beginning units	167,874	164,069	114,685	92,428	193,743	186,375	260,205	89,385
Units purchased	39,332	28,725	17,487	43,598	135,890	41,049	95,923	195,161
Units redeemed	(37,378)	(24,920)	(31,370)	(21,341)	(38,762)	(33,681)	(103,618)	(24,341)

Ending units	169,828	167,874	100,802	114,685	290,871	193,743	252,510	260,205

	NVMMV2		SCGF		SCVF		SCF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,254	5,897	-	-	12,483	19,012	-	5,952
Realized gain (loss) on investments	(1,149)	(85,166)	(85,805)	(154,043)	143,339	34,421	34,993	20,543
Change in unrealized gain (loss) on investments	32,303	100,840	595,434	(39,031)	(24,324)	274,317	93,968	62,427
Reinvested capital gains	24,191	37,382	27,808	303,015	107,880	247,055	152,175	262,439

Net increase (decrease) in contract owners’ equity resulting from operations	60,599	58,953	537,437	109,941	239,378	574,805	281,136	351,361

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	38,710	44,568	537,253	391,372	701,861	575,748	256,115	199,451
Transfers between funds	(21,407)	(174,759)	1,838,079	(123,495)	(1,389,956)	1,579,948	39,303	8,429
Surrenders (note 6)	(18,050)	(13,206)	(86,791)	(9,731)	(156,805)	(375,439)	(71,124)	(6,580)
Death Benefits (note 4)	-	-	-	-	(309)	(1,647)	(21,753)	-
Net policy repayments (loans) (note 5)	3,892	238	(34,672)	(6,906)	(17,776)	71,866	(6,589)	(4,191)
Deductions for surrender charges (note 2)	(1,268)	(2,650)	(8,969)	(15,572)	(25,487)	(21,182)	(11,644)	(2,606)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(26,948)	(33,827)	(167,248)	(107,143)	(258,700)	(225,150)	(111,721)	(104,891)
Asset charges (note 3)	(1,639)	(1,883)	(6,505)	(3,545)	(8,038)	(5,777)	(6,951)	(5,446)
Adjustments to maintain reserves	68	46	18	(1)	(8)	10	(56)	1

Net equity transactions	(26,642)	(181,473)	2,071,165	124,979	(1,155,218)	1,598,377	65,580	84,167

Net change in contract owners’ equity	33,957	(122,520)	2,608,602	234,920	(915,840)	2,173,182	346,716	435,528
Contract owners’ equity beginning of period	452,792	575,312	1,407,571	1,172,651	3,496,880	1,323,698	2,047,136	1,611,608

Contract owners’ equity end of period	$486,749	452,792	4,016,173	1,407,571	2,581,040	3,496,880	2,393,852	2,047,136

CHANGES IN UNITS:
Beginning units	20,833	31,127	70,801	63,883	134,561	64,145	79,583	76,956
Units purchased	2,173	3,084	111,866	29,337	35,200	100,906	13,841	10,280
Units redeemed	(3,333)	(13,378)	(20,958)	(22,419)	(78,695)	(30,490)	(11,422)	(7,653)

Ending units	19,673	20,833	161,709	70,801	91,066	134,561	82,002	79,583

	MSBF		NVSTB1		NVSTB2		NVOLG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$74,499	35,245	7,964	6,264	1,019	1,041	51,077	65,219
Realized gain (loss) on investments	1,886	(129)	341	(1,767)	(9)	(366)	68,359	149,335
Change in unrealized gain (loss) on investments	8,204	56,718	(1,910)	2,735	(47)	854	2,082,878	(1,804,465)
Reinvested capital gains	-	-	-	-	-	-	251,208	1,909,884

Net increase (decrease) in contract owners’ equity resulting from operations	84,589	91,834	6,395	7,232	963	1,529	2,453,522	319,973

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	231,228	166,364	155,563	52,518	1,066	35,684	1,095,258	840,553
Transfers between funds	297,654	134,618	11,750	88,459	674	(34,179)	(100,536)	2,339,735
Surrenders (note 6)	(48,141)	(100,678)	(36,776)	(13,103)	(1,320)	(3,359)	(361,957)	(131,705)
Death Benefits (note 4)	-	-	-	-	-	-	(78,672)	(11,989)
Net policy repayments (loans) (note 5)	8,846	(3,417)	(2,927)	(77)	(18)	1,260	(120,253)	(44,581)
Deductions for surrender charges (note 2)	(3,798)	(15,936)	(12,330)	(1,306)	(237)	(244)	(37,218)	(10,402)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(72,606)	(69,754)	(27,930)	(21,879)	(1,787)	(2,636)	(428,419)	(373,819)
Asset charges (note 3)	(4,325)	(3,078)	(920)	(1,548)	(155)	(178)	(27,321)	(23,682)
Adjustments to maintain reserves	(203)	(4)	(3)	6	1	12	2,515	336

Net equity transactions	408,655	108,115	86,427	103,070	(1,776)	(3,640)	(56,603)	2,584,446

Net change in contract owners’ equity	493,244	199,949	92,822	110,302	(813)	(2,111)	2,396,919	2,904,419
Contract owners’ equity beginning of period	1,187,102	987,153	325,470	215,168	62,684	64,795	8,938,897	6,034,478

Contract owners’ equity end of period	$1,680,346	1,187,102	418,292	325,470	61,871	62,684	11,335,816	8,938,897

CHANGES IN UNITS:
Beginning units	72,441	65,448	30,787	20,912	5,333	5,650	334,704	234,159
Units purchased	31,987	21,441	16,174	23,847	153	131	47,695	139,278
Units redeemed	(7,993)	(14,448)	(8,151)	(13,972)	(304)	(448)	(49,001)	(38,733)

Ending units	96,435	72,441	38,810	30,787	5,182	5,333	333,398	334,704

	NVIDAP		NVDBLP		NVDCAP		NVIDCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$292,543	200,517	125,717	105,348	125,841	103,954	57,807	48,719
Realized gain (loss) on investments	158,387	71,359	40,660	14,097	50,508	50,205	(8,496)	(8,364)
Change in unrealized gain (loss) on investments	914,058	(99,327)	316,018	59,196	450,897	42,610	40,801	3,064
Reinvested capital gains	1,135,946	793,575	144,576	108,622	234,901	194,979	54,496	45,570

Net increase (decrease) in contract owners’ equity resulting from operations	2,500,934	966,124	626,971	287,263	862,147	391,748	144,608	88,989

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,074,363	3,411,315	1,527,571	1,682,179	1,535,931	1,525,741	578,376	540,888
Transfers between funds	751,105	628,495	(18,289)	(25,993)	255,998	(118,626)	47,895	(11,099)
Surrenders (note 6)	(96,645)	(165,209)	(58,133)	(59,359)	(289,787)	(57,421)	(10,343)	(25,803)
Death Benefits (note 4)	(600)	-	(1,003)	-	(1,030)	-	-	-
Net policy repayments (loans) (note 5)	(121,331)	(9,585)	(142,111)	27,818	(23,473)	(2,970)	(12,620)	(2,200)
Deductions for surrender charges (note 2)	(17,076)	(44,353)	(13,611)	(23,313)	(46,846)	(25,943)	(6,302)	(1,851)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,089,995)	(900,296)	(548,541)	(521,472)	(485,582)	(453,056)	(251,972)	(257,717)
Asset charges (note 3)	(68,783)	(45,473)	(31,956)	(24,353)	(26,319)	(19,751)	(14,081)	(15,081)
Adjustments to maintain reserves	72	347	2,075	27	(477)	5	(168)	(3)

Net equity transactions	3,431,110	2,875,241	716,002	1,055,534	918,415	847,979	330,785	227,134

Net change in contract owners’ equity	5,932,044	3,841,365	1,342,973	1,342,797	1,780,562	1,239,727	475,393	316,123
Contract owners’ equity beginning of period	12,051,462	8,210,097	5,163,213	3,820,416	5,381,693	4,141,966	2,284,500	1,968,377

Contract owners’ equity end of period	$17,983,506	12,051,462	6,506,186	5,163,213	7,162,255	5,381,693	2,759,893	2,284,500

CHANGES IN UNITS:
Beginning units	790,126	589,540	395,296	311,255	381,863	317,253	195,147	175,450
Units purchased	318,735	289,111	122,926	149,957	119,345	129,951	54,525	49,656
Units redeemed	(115,164)	(88,525)	(70,551)	(65,916)	(59,272)	(65,341)	(27,037)	(29,959)

Ending units	993,697	790,126	447,671	395,296	441,936	381,863	222,635	195,147

	NVIDMP		NVDMAP		NVDMCP		NVTIV3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$355,416	324,740	932,273	746,083	31,378	32,515	20,241	17,513
Realized gain (loss) on investments	124,646	94,159	510,711	254,232	(27,261)	(12,003)	4,329	(13,161)
Change in unrealized gain (loss) on investments	614,577	(325,313)	2,619,504	(662,005)	73,265	(1,858)	171,615	(6,101)
Reinvested capital gains	1,074,373	814,554	3,107,966	2,585,511	62,035	54,495	-	12,138

Net increase (decrease) in contract owners’ equity resulting from operations	2,169,012	908,140	7,170,454	2,923,821	139,417	73,149	196,185	10,389

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,642,333	3,106,353	10,718,521	11,060,277	578,145	455,619	119,893	127,302
Transfers between funds	(78,874)	1,907,500	805,097	238,338	(444,964)	147,706	(34,108)	33,850
Surrenders (note 6)	(313,738)	(148,668)	(560,188)	(619,196)	(13,001)	(16,908)	(20,511)	(32,670)
Death Benefits (note 4)	(157,670)	(26,484)	(130,148)	(35,982)	(6,971)	-	-	-
Net policy repayments (loans) (note 5)	(160,827)	(99,255)	46,906	3,776	(27,466)	(1,445)	3,561	5,638
Deductions for surrender charges (note 2)	(81,642)	(52,557)	(150,270)	(249,064)	(4,437)	(9,273)	(1,275)	(3,308)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,033,067)	(1,001,128)	(3,297,976)	(2,938,579)	(164,214)	(157,666)	(63,031)	(67,179)
Asset charges (note 3)	(90,130)	(68,674)	(174,344)	(126,395)	(8,528)	(6,860)	(3,271)	(3,116)
Adjustments to maintain reserves	(510)	(7)	1,946	6	11	1	3	34

Net equity transactions	725,875	3,617,080	7,259,544	7,333,181	(91,425)	411,174	1,261	60,551

Net change in contract owners’ equity	2,894,887	4,525,220	14,429,998	10,257,002	47,992	484,323	197,446	70,940
Contract owners’ equity beginning of period	15,970,017	11,444,797	39,604,628	29,347,626	1,538,025	1,053,702	872,615	801,675

Contract owners’ equity end of period	$18,864,904	15,970,017	54,034,626	39,604,628	1,586,017	1,538,025	1,070,061	872,615

CHANGES IN UNITS:
Beginning units	1,171,083	900,350	2,726,362	2,194,792	121,562	88,141	56,090	52,105
Units purchased	192,611	420,880	809,824	940,458	46,338	49,955	8,116	11,989
Units redeemed	(141,190)	(150,147)	(352,274)	(408,888)	(53,245)	(16,534)	(8,157)	(8,004)

Ending units	1,222,504	1,171,083	3,183,912	2,726,362	114,655	121,562	56,049	56,090

	EIF		NVRE1		NVLCAP		NVLMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$69,702	47,038	298,141	228,259	3,628	3,811	14,782	11,658
Realized gain (loss) on investments	112,011	47,313	(303,444)	(196,037)	5,646	(1,155)	3,973	(7,411)
Change in unrealized gain (loss) on investments	178,174	205,547	592,488	(118,632)	30,280	13,565	83,420	52,586
Reinvested capital gains	-	-	207,179	799,789	2,606	2,150	16,519	10,529

Net increase (decrease) in contract owners’ equity resulting from operations	359,887	299,898	794,364	713,379	42,160	18,371	118,694	67,362

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	278,627	252,742	2,761,638	2,843,942	26,884	109,833	176,210	129,440
Transfers between funds	190,199	(36,195)	(67,744)	471,857	17,037	(995)	78,298	14,078
Surrenders (note 6)	(39,617)	(32,229)	(197,885)	(240,115)	(100,676)	-	(32,284)	-
Death Benefits (note 4)	-	-	(1,615)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(912)	11,198	(70,489)	(70,606)	(2,515)	-	(162)	1,835
Deductions for surrender charges (note 2)	(6,813)	(4,238)	(65,336)	(92,544)	(2,351)	-	(6,320)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(98,777)	(88,112)	(840,758)	(796,187)	(20,055)	(14,556)	(109,249)	(95,699)
Asset charges (note 3)	(5,565)	(4,774)	(18,990)	(16,359)	(335)	(211)	(4,460)	(3,714)
Adjustments to maintain reserves	38	27	(282)	1,129	(6)	6	5	(4)

Net equity transactions	317,180	98,419	1,498,539	2,101,117	(82,017)	94,077	102,038	45,936

Net change in contract owners’ equity	677,067	398,317	2,292,903	2,814,496	(39,857)	112,448	220,732	113,298
Contract owners’ equity beginning of period	1,973,374	1,575,057	11,478,301	8,663,805	244,444	131,996	841,429	728,131

Contract owners’ equity end of period	$2,650,441	1,973,374	13,771,204	11,478,301	204,587	244,444	1,062,161	841,429

CHANGES IN UNITS:
Beginning units	92,314	86,860	717,274	581,175	19,110	11,510	68,392	64,488
Units purchased	27,779	14,974	209,850	229,634	3,270	9,191	19,815	13,087
Units redeemed	(15,015)	(9,520)	(119,062)	(93,535)	(8,823)	(1,591)	(12,476)	(9,183)

Ending units	105,078	92,314	808,062	717,274	13,557	19,110	75,731	68,392

	NVSIX2		GVEX1		AMTB		AMMCGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$66,352	52,906	588,485	386,933	8,671	6,833	-	-
Realized gain (loss) on investments	(17,232)	(28,324)	151,566	232,121	(836)	(587)	36	(4,041)
Change in unrealized gain (loss) on investments	603,443	243,189	4,093,091	1,105,995	(2,456)	351	5,266	1,399
Reinvested capital gains	273,001	560,434	738,504	319,424	-	-	595	1,106

Net increase (decrease) in contract owners’ equity resulting from operations	925,564	828,205	5,571,646	2,044,473	5,379	6,597	5,897	(1,536)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,598,348	1,338,225	6,497,686	5,985,590	73,540	73,682	3,362	3,088
Transfers between funds	476,666	1,285,142	4,359,461	4,066,959	9,373	35	-	(30,920)
Surrenders (note 6)	(31,824)	(65,664)	(237,466)	(99,585)	(4,444)	(3,675)	-	-
Death Benefits (note 4)	-	-	(24,791)	(1,944)	-	-	-	-
Net policy repayments (loans) (note 5)	(27,580)	(4,637)	(174,683)	(48,577)	(28,170)	(90)	75	34
Deductions for surrender charges (note 2)	(22,857)	(23,725)	(62,029)	(56,915)	(113)	(237)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(416,307)	(283,357)	(1,460,007)	(1,126,297)	(31,041)	(32,036)	(1,320)	(1,333)
Asset charges (note 3)	(13,657)	(7,376)	(73,134)	(42,062)	(1,737)	(1,889)	(63)	(69)
Adjustments to maintain reserves	(242)	2	(247)	(5)	7	6	(5)	3

Net equity transactions	1,562,547	2,238,610	8,824,790	8,677,164	17,415	35,796	2,049	(29,197)

Net change in contract owners’ equity	2,488,111	3,066,815	14,396,436	10,721,637	22,794	42,393	7,946	(30,733)
Contract owners’ equity beginning of period	5,587,881	2,521,066	21,845,378	11,123,741	579,872	537,479	22,968	53,701

Contract owners’ equity end of period	$8,075,992	5,587,881	36,241,814	21,845,378	602,666	579,872	30,914	22,968

CHANGES IN UNITS:
Beginning units	366,620	199,927	1,441,302	819,523	47,033	44,126	2,297	5,594
Units purchased	133,222	205,643	689,579	729,577	6,900	6,518	316	343
Units redeemed	(35,783)	(38,950)	(163,326)	(107,798)	(5,483)	(3,611)	(131)	(3,640)

Ending units	464,059	366,620	1,967,555	1,441,302	48,450	47,033	2,482	2,297

	AMSRS		NOTB3		NOTG3		NOTMG3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$673	922	25,871	19,948	39,047	30,415	32,332	25,722
Realized gain (loss) on investments	12,315	7,486	2,084	(1,910)	(8,095)	(15,252)	468	(4,422)
Change in unrealized gain (loss) on investments	5,113	(1,023)	142,308	92,249	367,507	85,289	229,488	120,501
Reinvested capital gains	4,841	4,733	2,703	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,942	12,118	172,966	110,287	398,459	100,452	262,288	141,801

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6,377	7,950	243,664	174,763	934,145	715,561	202,222	169,009
Transfers between funds	(1,047)	(4,848)	19,013	688,169	(65,402)	19,063	54,058	1,089,308
Surrenders (note 6)	-	(2,023)	-	-	(7)	(15,824)	(14,698)	-
Death Benefits (note 4)	(15,435)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,188	(203)	(412)	(381)	(3)	(2)	(8,948)	-
Deductions for surrender charges (note 2)	-	(666)	-	(853)	-	(32,719)	(3,574)	(144)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,026)	(11,608)	(107,271)	(92,093)	(233,121)	(213,378)	(88,757)	(69,685)
Asset charges (note 3)	(406)	(502)	(9,858)	(8,194)	(16,762)	(12,298)	(11,497)	(9,263)
Adjustments to maintain reserves	10	(5)	60	2	27	4	(1)	11

Net equity transactions	(21,339)	(11,905)	145,196	761,413	618,877	460,407	128,805	1,179,236

Net change in contract owners’ equity	1,603	213	318,162	871,700	1,017,336	560,859	391,093	1,321,037
Contract owners’ equity beginning of period	133,696	133,483	1,565,545	693,845	2,062,864	1,502,005	1,805,368	484,331

Contract owners’ equity end of period	$135,299	133,696	1,883,707	1,565,545	3,080,200	2,062,864	2,196,461	1,805,368

CHANGES IN UNITS:
Beginning units	5,657	6,205	145,440	68,339	195,061	149,849	166,044	47,282
Units purchased	329	378	23,759	89,431	83,498	74,260	22,950	126,629
Units redeemed	(1,152)	(926)	(10,951)	(12,330)	(30,577)	(29,048)	(11,530)	(7,867)

Ending units	4,834	5,657	158,248	145,440	247,982	195,061	177,464	166,044

	OVGR		OVGS		OVIG		OVGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	32,181	36,900	19,725	8,398	34,109	19,632
Realized gain (loss) on investments	-	-	12,153	(165,084)	29,189	(7,026)	(23,877)	(40,320)
Change in unrealized gain (loss) on investments	-	-	1,111,144	(96,534)	246,237	(26,553)	354,002	23,843
Reinvested capital gains	-	-	-	233,896	-	17,864	45,763	208,677

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	1,155,478	9,178	295,151	(7,317)	409,997	211,832

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(891)	-	315,212	323,500	275,574	477,756	455,959	412,905
Transfers between funds	-	-	(375,607)	332,541	375,133	106,054	32,411	103,255
Surrenders (note 6)	-	-	(47,760)	(449,976)	(40,477)	(9,998)	(153,981)	(56,453)
Death Benefits (note 4)	-	-	(401)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(42,374)	(25,873)	(14,527)	107	(12,390)	1,558
Deductions for surrender charges (note 2)	-	-	(3,044)	(20,209)	-	(1,801)	(16,586)	(6,372)
Redemptions to pay cost of insurance charges and administration charges (note 2)	880	-	(143,044)	(147,959)	(57,404)	(38,087)	(168,670)	(152,026)
Asset charges (note 3)	10	-	(10,650)	(10,479)	(5,013)	(3,000)	(6,204)	(5,233)
Adjustments to maintain reserves	1	-	(1)	39	3	(2)	36	52

Net equity transactions	-	-	(307,669)	1,584	533,289	531,029	130,575	297,686

Net change in contract owners’ equity	-	-	847,809	10,762	828,440	523,712	540,572	509,518
Contract owners’ equity beginning of period	-	-	3,316,742	3,305,980	944,473	420,761	2,216,969	1,707,451

Contract owners’ equity end of period	$-	-	4,164,551	3,316,742	1,772,913	944,473	2,757,541	2,216,969

CHANGES IN UNITS:
Beginning units	-	-	211,761	211,247	102,503	44,698	95,363	81,978
Units purchased	-	-	24,435	54,831	77,989	67,971	32,604	26,978
Units redeemed	-	-	(41,638)	(54,317)	(28,135)	(10,166)	(26,507)	(13,593)

Ending units	-	-	194,558	211,761	152,357	102,503	101,460	95,363

	OVSC		OVSB		PMVAAA		PMVRSA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,126	8,881	11,067	22,964	29,815	15,337	239,791	15,498
Realized gain (loss) on investments	(935)	(24,453)	(2,692)	(5,764)	(4,349)	(10,380)	(33,794)	(23,688)
Change in unrealized gain (loss) on investments	157,905	257,425	20,518	11,121	55,313	61,465	(118,391)	196,369
Reinvested capital gains	117,407	65,843	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	293,503	307,696	28,893	28,321	80,779	66,422	87,606	188,179

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	221,699	174,096	12,089	11,757	115,819	98,045	780,660	740,069
Transfers between funds	49,167	53,884	37,868	19,383	(89,846)	6,589	380,904	112,706
Surrenders (note 6)	(40,045)	(84,529)	(16,373)	(30,110)	(3,344)	(4,755)	(24,699)	(15,241)
Death Benefits (note 4)	(19)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(14,303)	35,289	(273)	(466)	(8,726)	(15,536)	(23,614)	(412)
Deductions for surrender charges (note 2)	(2,300)	(4,196)	(1,069)	(644)	(504)	(412)	(19,121)	(19,166)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(89,406)	(86,543)	(9,789)	(11,101)	(40,201)	(36,859)	(174,101)	(144,439)
Asset charges (note 3)	(5,162)	(4,842)	(894)	(987)	(1,046)	(1,076)	(756)	(551)
Adjustments to maintain reserves	(16)	56	(5)	(3)	-	(3)	(309)	1

Net equity transactions	119,615	83,215	21,554	(12,171)	(27,848)	45,993	918,964	672,967

Net change in contract owners’ equity	413,118	390,911	50,447	16,150	52,931	112,415	1,006,570	861,146
Contract owners’ equity beginning of period	2,032,766	1,641,855	448,509	432,359	606,461	494,046	1,740,064	878,918

Contract owners’ equity end of period	$2,445,884	2,032,766	498,956	448,509	659,392	606,461	2,746,634	1,740,064

CHANGES IN UNITS:
Beginning units	73,488	70,071	41,201	42,312	54,627	50,255	273,721	159,212
Units purchased	12,870	15,855	4,536	2,990	11,203	14,379	195,021	145,685
Units redeemed	(8,900)	(12,438)	(2,607)	(4,101)	(13,519)	(10,007)	(45,787)	(31,176)

Ending units	77,458	73,488	43,130	41,201	52,311	54,627	422,955	273,721

	PMVFBA		PMVLDA		PMVTRA		GVGMNS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,853	9,250	53,583	57,407	134,072	116,560	268	203
Realized gain (loss) on investments	(16,175)	(24,909)	(10,843)	(43,368)	(6,949)	(29,697)	130	(743)
Change in unrealized gain (loss) on investments	81,770	37,085	10,350	37,754	179,838	51,550	7,388	3,743
Reinvested capital gains	-	-	-	-	-	-	2,280	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,448	21,426	53,090	51,793	306,961	138,413	10,066	3,203

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	71,011	109,509	582,988	513,969	1,262,126	1,226,702	18,181	18,356
Transfers between funds	39,407	(21,858)	(65,004)	(101,819)	765,827	151,390	(155)	2,132
Surrenders (note 6)	(4,095)	(32,714)	(73,820)	(92,122)	(90,545)	(62,831)	(138)	-
Death Benefits (note 4)	-	-	(272)	(1,844)	-	-	-	-
Net policy repayments (loans) (note 5)	(19,998)	(18,682)	36,873	(3,939)	(13,129)	(95,173)	(8)	(976)
Deductions for surrender charges (note 2)	(1,272)	(4,914)	(13,424)	(15,059)	(24,915)	(33,168)	(244)	(1,157)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(32,587)	(39,492)	(183,270)	(205,912)	(407,964)	(418,338)	(8,352)	(8,598)
Asset charges (note 3)	(1,341)	(1,734)	(7,283)	(6,960)	(15,359)	(13,164)	(101)	(74)
Adjustments to maintain reserves	66	19	64	17	291	349	9	(7)

Net equity transactions	51,191	(9,866)	276,852	86,331	1,476,332	755,767	9,192	9,676

Net change in contract owners’ equity	129,639	11,560	329,942	138,124	1,783,293	894,180	19,258	12,879
Contract owners’ equity beginning of period	740,475	728,915	3,816,695	3,678,571	5,906,439	5,012,259	72,889	60,010

Contract owners’ equity end of period	$870,114	740,475	4,146,637	3,816,695	7,689,732	5,906,439	92,147	72,889

CHANGES IN UNITS:
Beginning units	59,943	60,781	299,290	292,515	505,653	440,626	6,093	5,234
Units purchased	20,076	11,539	60,636	67,897	185,669	145,984	1,451	2,275
Units redeemed	(16,473)	(12,377)	(39,105)	(61,122)	(63,880)	(80,957)	(734)	(1,416)

Ending units	63,546	59,943	320,821	299,290	627,442	505,653	6,810	6,093

	PVIVIA		PVEIIA		RVARS		TREI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	385	-	-
Realized gain (loss) on investments	-	-	2	-	3,942	1,513	-	-
Change in unrealized gain (loss) on investments	59	-	23	-	18,829	(3,217)	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59	-	25	-	22,771	(1,319)	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,767	-	784	-	104,357	76,445	(114)	-
Transfers between funds	-	-	(1)	-	177,579	37,578	-	-
Surrenders (note 6)	-	-	-	-	(18,776)	(1,199)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(4,174)	(1,088)	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	(1,509)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(130)	-	(132)	-	(28,155)	(25,229)	111	-
Asset charges (note 3)	-	-	-	-	(425)	(430)	3	-
Adjustments to maintain reserves	1	-	(3)	-	5	2	-	-

Net equity transactions	2,638	-	648	-	230,411	84,570	-	-

Net change in contract owners’ equity	2,697	-	673	-	253,182	83,251	-	-
Contract owners’ equity beginning of period	-	-	-	-	439,364	356,113	-	-

Contract owners’ equity end of period	$2,697	-	673	-	692,546	439,364	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	41,437	33,423	-	-
Units purchased	264	-	73	-	29,545	12,132	-	-
Units redeemed	(12)	-	(12)	-	(7,982)	(4,118)	-	-

Ending units	252	-	61	-	63,000	41,437	-	-

	TRHSP		TRHS2		VWHA		WRPMAV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	9,066	926	1,352
Realized gain (loss) on investments	379,191	188,645	71,729	272,484	(245,988)	(196,712)	818	(867)
Change in unrealized gain (loss) on investments	1,859,990	(1,339,578)	190,668	(460,062)	190,353	1,076,423	22,866	(2,835)
Reinvested capital gains	563,743	72,949	67,836	8,576	-	-	5,887	7,414

Net increase (decrease) in contract owners’ equity resulting from operations	2,802,924	(1,077,984)	330,233	(179,002)	(55,635)	888,777	30,497	5,064

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,374,199	2,408,537	117,893	25,151	521,972	661,776	63,873	59,195
Transfers between funds	(188,015)	(103,489)	319,199	(92,309)	(312,860)	(488,940)	5,680	40,932
Surrenders (note 6)	(326,096)	(195,286)	(193,675)	(341,050)	(46,311)	(13,628)	-	-
Death Benefits (note 4)	(2,310)	(2,451)	-	-	(714)	-	-	-
Net policy repayments (loans) (note 5)	(90,681)	(34,645)	(481)	(48,206)	(34,371)	70,716	-	-
Deductions for surrender charges (note 2)	(116,585)	(16,989)	(20,319)	(7,014)	(6,097)	(5,382)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(969,201)	(895,828)	(41,464)	(55,926)	(191,282)	(238,916)	(39,869)	(29,642)
Asset charges (note 3)	(54,318)	(43,189)	(3,178)	(3,978)	(10,645)	(11,900)	(987)	(548)
Adjustments to maintain reserves	(2)	(52)	17	(10)	(10)	(4)	5	(5)

Net equity transactions	626,991	1,116,608	177,992	(523,342)	(80,318)	(26,278)	28,702	69,932

Net change in contract owners’ equity	3,429,915	38,624	508,225	(702,344)	(135,953)	862,499	59,199	74,996
Contract owners’ equity beginning of period	10,132,190	10,093,566	1,127,938	1,830,282	2,762,306	1,899,807	183,202	108,206

Contract owners’ equity end of period	$13,562,105	10,132,190	1,636,163	1,127,938	2,626,353	2,762,306	242,401	183,202

CHANGES IN UNITS:
Beginning units	459,805	410,034	36,976	53,571	328,844	325,022	17,399	10,519
Units purchased	109,582	122,938	12,544	1,164	91,615	117,869	6,077	9,837
Units redeemed	(86,991)	(73,167)	(7,388)	(17,759)	(102,398)	(114,047)	(3,578)	(2,957)

Ending units	482,396	459,805	42,132	36,976	318,061	328,844	19,898	17,399

	WRPMMV		WRASP		WRBP		WRBDP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$876	846	167,781	61,427	7,838	4,850	12,494	17,858
Realized gain (loss) on investments	(39)	(1,070)	(201,853)	(421,286)	(25,820)	(6,959)	(3,993)	(3,431)
Change in unrealized gain (loss) on investments	18,765	(896)	1,813,140	83,683	56,357	(41,450)	17,108	13,345
Reinvested capital gains	5,152	4,953	-	-	13,865	52,388	5,508	2,009

Net increase (decrease) in contract owners’ equity resulting from operations	24,754	3,833	1,779,068	(276,176)	52,240	8,829	31,117	29,781

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	46,619	68,916	1,364,000	2,129,480	67,278	63,146	85,070	79,539
Transfers between funds	366	-	(972,624)	(1,424,548)	4,990	59,876	41,326	(4,651)
Surrenders (note 6)	-	-	(219,488)	(329,798)	(2,521)	(769)	(4,464)	(9,206)
Death Benefits (note 4)	-	-	(9,644)	(72,517)	-	(4,721)	-	(12,114)
Net policy repayments (loans) (note 5)	-	-	(101,158)	(63,501)	(3,616)	(3,403)	(35,770)	(3,290)
Deductions for surrender charges (note 2)	(3,752)	-	(39,555)	(21,208)	(2,036)	(228)	(1,931)	(5,146)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(21,123)	(20,756)	(707,922)	(844,077)	(48,951)	(42,894)	(56,095)	(58,886)
Asset charges (note 3)	(652)	(495)	(27,833)	(32,253)	(972)	(889)	(686)	(560)
Adjustments to maintain reserves	3	(5)	(49)	(27)	(1)	(3)	(5)	(9)

Net equity transactions	21,461	47,660	(714,273)	(658,449)	14,171	70,115	27,445	(14,323)

Net change in contract owners’ equity	46,215	51,493	1,064,795	(934,625)	66,411	78,944	58,562	15,458
Contract owners’ equity beginning of period	171,111	119,618	10,058,879	10,993,504	438,640	359,696	753,046	737,588

Contract owners’ equity end of period	$217,326	171,111	11,123,674	10,058,879	505,051	438,640	811,608	753,046

CHANGES IN UNITS:
Beginning units	16,308	11,607	829,304	883,083	25,157	21,048	53,743	54,763
Units purchased	4,144	6,785	115,995	204,275	5,328	7,653	9,273	6,543
Units redeemed	(2,251)	(2,084)	(169,891)	(258,054)	(4,476)	(3,544)	(7,329)	(7,563)

Ending units	18,201	16,308	775,408	829,304	26,009	25,157	55,687	53,743

	WRCEP		WRDIV		WRENG		WRGBP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,024	3,242	8,731	7,799	2,695	421	2,036	1,919
Realized gain (loss) on investments	1,019	(10,126)	9,800	5,206	(120)	(4,713)	(152)	(140)
Change in unrealized gain (loss) on investments	133,114	(53,242)	60,935	(6,944)	(43,242)	101,631	1,241	2,013
Reinvested capital gains	36,389	86,781	22,547	35,014	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	174,546	26,655	102,013	41,075	(40,667)	97,339	3,125	3,792

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	139,943	119,464	71,293	76,710	43,452	43,703	15,737	13,587
Transfers between funds	37,039	36,073	(8,045)	(12,687)	18,545	942	1,642	6,961
Surrenders (note 6)	(8,561)	(21,569)	(11,225)	(10,877)	(3,533)	(14,046)	-	-
Death Benefits (note 4)	(6,032)	(16,611)	-	(26,929)	-	(877)	-	-
Net policy repayments (loans) (note 5)	(9,290)	832	(3,766)	(4,354)	708	5,216	-	-
Deductions for surrender charges (note 2)	(4,273)	(10,799)	(3,557)	(3,333)	(1,491)	(2,822)	(364)	(684)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(65,062)	(63,554)	(42,561)	(42,818)	(22,362)	(24,800)	(3,637)	(3,522)
Asset charges (note 3)	(738)	(689)	(402)	(353)	(169)	(154)	(103)	(37)
Adjustments to maintain reserves	(5)	(48)	(3)	-	(2)	1	(6)	8

Net equity transactions	83,021	43,099	1,734	(24,641)	35,148	7,163	13,269	16,313

Net change in contract owners’ equity	257,567	69,754	103,747	16,434	(5,519)	104,502	16,394	20,105
Contract owners’ equity beginning of period	795,194	725,440	647,647	631,213	366,522	262,020	70,924	50,819

Contract owners’ equity end of period	$1,052,761	795,194	751,394	647,647	361,003	366,522	87,318	70,924

CHANGES IN UNITS:
Beginning units	39,895	37,756	40,070	41,769	35,294	33,949	6,312	4,841
Units purchased	8,536	8,264	4,398	5,173	9,610	6,650	1,620	2,018
Units redeemed	(4,691)	(6,125)	(4,239)	(6,872)	(5,110)	(5,305)	(479)	(547)

Ending units	43,740	39,895	40,229	40,070	39,794	35,294	7,453	6,312

	WRGNR		WRGP		WRHIP		WRIP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$808	3,772	2,262	184	200,848	243,514	283	1,098
Realized gain (loss) on investments	(30,725)	(28,092)	1,141	1,933	(33,385)	(84,925)	4,242	(4,157)
Change in unrealized gain (loss) on investments	52,613	143,835	148,584	(74,777)	61,640	335,206	104,372	(28,700)
Reinvested capital gains	-	-	80,539	80,230	-	-	15,102	15,019

Net increase (decrease) in contract owners’ equity resulting from operations	22,696	119,515	232,526	7,570	229,103	493,795	123,999	(16,740)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	84,217	85,825	108,032	139,155	574,096	500,401	81,087	89,814
Transfers between funds	5,040	(10,055)	14,333	(29,280)	(57,226)	(285,124)	(5,798)	(13,620)
Surrenders (note 6)	(6,957)	(20,684)	(14,971)	(54,327)	(62,567)	(216,984)	(9,073)	(18,866)
Death Benefits (note 4)	-	(9,640)	(3,197)	(26,430)	(6,083)	(31,737)	(3,154)	(16,772)
Net policy repayments (loans) (note 5)	(5,932)	2,655	(8,702)	(15,621)	(57,307)	(808)	(4,247)	(10,911)
Deductions for surrender charges (note 2)	(1,634)	(4,993)	(8,977)	(9,831)	(20,954)	(7,975)	(3,039)	(7,820)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(40,168)	(41,885)	(63,537)	(59,370)	(216,100)	(222,730)	(42,674)	(44,306)
Asset charges (note 3)	(648)	(545)	(615)	(517)	(10,012)	(9,346)	(809)	(694)
Adjustments to maintain reserves	(2)	3	2	8	15	(20)	(12)	9

Net equity transactions	33,916	681	22,368	(56,213)	143,862	(274,323)	12,281	(23,166)

Net change in contract owners’ equity	56,612	120,196	254,894	(48,643)	372,965	219,472	136,280	(39,906)
Contract owners’ equity beginning of period	608,101	487,905	765,929	814,572	3,328,616	3,109,144	495,537	535,443

Contract owners’ equity end of period	$664,713	608,101	1,020,823	765,929	3,701,581	3,328,616	631,817	495,537

CHANGES IN UNITS:
Beginning units	98,985	98,330	39,645	42,679	161,734	175,522	38,030	39,844
Units purchased	20,301	17,841	6,711	7,695	33,768	30,667	6,030	8,277
Units redeemed	(14,205)	(17,186)	(5,503)	(10,729)	(26,905)	(44,455)	(5,120)	(10,091)

Ending units	105,081	98,985	40,853	39,645	168,597	161,734	38,940	38,030

	WRI2P		WRLTBP		WRMIC		WRMCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,021	5,699	542	377	-	-	-	-
Realized gain (loss) on investments	4,941	(3,811)	(7)	(10)	(8,989)	(9,000)	6,670	(4,010)
Change in unrealized gain (loss) on investments	92,041	(2,272)	(74)	78	34,718	19,059	416,532	14,479
Reinvested capital gains	-	4,601	-	-	988	27,553	60,249	90,779

Net increase (decrease) in contract owners’ equity resulting from operations	104,003	4,217	461	445	26,717	37,612	483,451	101,248

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	57,100	60,430	6,291	10,255	45,032	44,219	171,007	160,840
Transfers between funds	37,057	7,791	1,488	1,451	12,289	(11,421)	7,656	58,198
Surrenders (note 6)	(4,323)	(18,792)	(3)	-	(2,934)	(10,864)	(99,890)	(22,491)
Death Benefits (note 4)	-	(11,197)	-	-	-	(1,163)	-	(9,285)
Net policy repayments (loans) (note 5)	(10,023)	(11,953)	(10)	(15)	(9,919)	(652)	(23,220)	(31,595)
Deductions for surrender charges (note 2)	(2,273)	(4,357)	-	-	(3,168)	(2,887)	(11,844)	(7,373)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(31,429)	(30,594)	(2,591)	(2,470)	(23,773)	(24,183)	(88,290)	(88,374)
Asset charges (note 3)	(613)	(508)	-	-	(290)	(305)	(1,877)	(1,564)
Adjustments to maintain reserves	(8)	5	4	(2)	(8)	(7)	1	1

Net equity transactions	45,488	(9,175)	5,179	9,219	17,229	(7,263)	(46,457)	58,357

Net change in contract owners’ equity	149,491	(4,958)	5,640	9,664	43,946	30,349	436,994	159,605
Contract owners’ equity beginning of period	439,727	444,685	31,667	22,003	287,007	256,658	1,807,436	1,647,831

Contract owners’ equity end of period	$589,218	439,727	37,307	31,667	330,953	287,007	2,244,430	1,807,436

CHANGES IN UNITS:
Beginning units	32,614	33,339	2,904	2,057	14,166	14,352	80,928	78,294
Units purchased	7,194	5,676	722	1,079	3,164	2,844	9,037	11,615
Units redeemed	(4,323)	(6,401)	(252)	(232)	(2,320)	(3,030)	(10,770)	(8,981)

Ending units	35,485	32,614	3,374	2,904	15,010	14,166	79,195	80,928

	WRMMP		WRPAP		WRPCP		WRPMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,289	275	12,232	17,505	2,718	4,285	28,722	41,997
Realized gain (loss) on investments	-	-	1,772	(19,740)	(8,103)	(2,748)	(5,732)	10,262
Change in unrealized gain (loss) on investments	-	-	139,034	(54,877)	26,992	(13,560)	295,110	(183,677)
Reinvested capital gains	13	8	94,547	114,737	15,335	23,052	203,385	253,690

Net increase (decrease) in contract owners’ equity resulting from operations	1,302	283	247,585	57,625	36,942	11,029	521,485	122,272

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	90,810	155,274	205,657	253,210	33,826	56,206	440,832	567,423
Transfers between funds	(18,553)	(82,046)	(783)	(41,742)	902	1,227	1,425	2,585
Surrenders (note 6)	(1,792)	(7,470)	(111,049)	(64,708)	(59,098)	-	(77,304)	(32,793)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,541)	(2,546)	(16,062)	(19,746)	(579)	(557)	(4,819)	(38,269)
Deductions for surrender charges (note 2)	(604)	(5,830)	(10,702)	(36,803)	(15,139)	-	(21,038)	(10,179)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(56,852)	(59,609)	(85,971)	(90,835)	(49,536)	(51,336)	(277,213)	(284,152)
Asset charges (note 3)	(91)	(125)	(1,381)	(1,241)	(1,506)	(1,384)	(10,768)	(9,518)
Adjustments to maintain reserves	534	4	3	3	1	2	5	1

Net equity transactions	11,911	(2,348)	(20,288)	(1,862)	(91,129)	4,158	51,120	195,098

Net change in contract owners’ equity	13,213	(2,065)	227,297	55,763	(54,187)	15,187	572,605	317,370
Contract owners’ equity beginning of period	216,350	218,415	1,204,894	1,149,131	370,495	355,308	3,544,318	3,226,948

Contract owners’ equity end of period	$229,563	216,350	1,432,191	1,204,894	316,308	370,495	4,116,923	3,544,318

CHANGES IN UNITS:
Beginning units	21,205	21,435	71,542	71,509	25,268	24,921	224,105	211,475
Units purchased	13,092	18,402	11,247	16,568	2,363	4,232	26,537	39,267
Units redeemed	(11,928)	(18,632)	(11,826)	(16,535)	(8,110)	(3,885)	(23,683)	(26,637)

Ending units	22,369	21,205	70,963	71,542	19,521	25,268	226,959	224,105

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$45,017	70,757	3,527	4,976	3,310	2,384	-	-
Realized gain (loss) on investments	(3,447)	(1,426)	(7,253)	(4,116)	(2,820)	305	64,194	19,159
Change in unrealized gain (loss) on investments	494,224	(242,591)	35,888	(17,385)	(17,943)	(13,719)	238,663	(35,764)
Reinvested capital gains	324,716	387,395	20,449	27,891	30,936	20,146	141,305	49,127

Net increase (decrease) in contract owners’ equity resulting from operations	860,510	214,135	52,611	11,366	13,483	9,116	444,162	32,522

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	944,969	943,237	76,185	74,642	36,393	38,758	190,497	204,593
Transfers between funds	50,547	9,919	5,517	4,878	(6,490)	8,087	(91,971)	58,871
Surrenders (note 6)	(1,401)	(57,356)	(22,897)	(19,464)	(2,153)	(4,259)	(16,647)	(43,773)
Death Benefits (note 4)	(33,323)	-	-	-	-	(17,825)	(6,520)	(4,389)
Net policy repayments (loans) (note 5)	(43,941)	41,061	(21,577)	5,376	(11,825)	(4,741)	(22,608)	(4,375)
Deductions for surrender charges (note 2)	(1,810)	(12,795)	(9,109)	(17,978)	(1,601)	(1,396)	(6,597)	(12,947)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(429,379)	(420,965)	(42,195)	(45,217)	(18,123)	(18,223)	(109,899)	(98,679)
Asset charges (note 3)	(16,581)	(13,245)	(2,641)	(2,260)	(256)	(229)	(1,481)	(1,109)
Adjustments to maintain reserves	1	-	9	1	(15)	7	(11)	(35)

Net equity transactions	469,082	489,856	(16,708)	(22)	(4,070)	179	(65,237)	98,157

Net change in contract owners’ equity	1,329,592	703,991	35,903	11,344	9,413	9,295	378,925	130,679
Contract owners’ equity beginning of period	4,995,693	4,291,702	410,226	398,882	241,032	231,737	1,368,386	1,237,707

Contract owners’ equity end of period	$6,325,285	4,995,693	446,129	410,226	250,445	241,032	1,747,311	1,368,386

CHANGES IN UNITS:
Beginning units	305,075	273,926	26,886	26,953	13,098	13,130	59,608	54,747
Units purchased	57,263	62,456	5,121	5,623	2,527	2,677	7,603	12,777
Units redeemed	(31,395)	(31,307)	(6,078)	(5,690)	(2,711)	(2,709)	(9,599)	(7,916)

Ending units	330,943	305,075	25,929	26,886	12,914	13,098	57,612	59,608

	WRSCP		WRSCV		WRVP		WFVSCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	1,070	4,947	3,340	-	-
Realized gain (loss) on investments	(111)	(13,317)	5,598	5,666	1,855	(1,479)	899	(3,449)
Change in unrealized gain (loss) on investments	98,937	(21,335)	(1,603)	39,113	28,324	(4,341)	263,332	(12,266)
Reinvested capital gains	13,139	44,442	35,892	22,795	6,709	32,331	33,005	83,046

Net increase (decrease) in contract owners’ equity resulting from operations	111,965	9,790	39,887	68,644	41,835	29,851	297,236	67,331

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	80,638	70,319	31,115	34,177	52,688	37,045	92,193	73,662
Transfers between funds	363	(37,330)	(23,415)	(7,318)	(574)	4,152	333,822	45,585
Surrenders (note 6)	(5,821)	(7,135)	(5,159)	(17,834)	(4,014)	(3,628)	(21,184)	(7,269)
Death Benefits (note 4)	-	(3,006)	-	(8,855)	-	(12,993)	-	-
Net policy repayments (loans) (note 5)	(3,497)	(11,152)	434	121	(3,545)	(14,241)	21,960	12,876
Deductions for surrender charges (note 2)	(4,872)	(5,622)	(1,933)	(6,145)	(882)	(785)	(1,114)	(948)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(35,434)	(35,104)	(19,978)	(19,758)	(17,971)	(17,608)	(56,794)	(53,584)
Asset charges (note 3)	(944)	(762)	(346)	(302)	(109)	(94)	(2,897)	(2,224)
Adjustments to maintain reserves	1	(23)	3	(4)	(12)	5	(11)	16

Net equity transactions	30,434	(29,815)	(19,279)	(25,918)	25,581	(8,147)	365,975	68,114

Net change in contract owners’ equity	142,399	(20,025)	20,608	42,726	67,416	21,704	663,211	135,445
Contract owners’ equity beginning of period	462,423	482,448	296,402	253,676	318,678	296,974	991,523	856,078

Contract owners’ equity end of period	$604,822	462,423	317,010	296,402	386,094	318,678	1,654,734	991,523

CHANGES IN UNITS:
Beginning units	25,978	27,893	12,660	13,964	15,404	15,954	37,321	34,719
Units purchased	4,542	4,772	1,337	2,417	2,620	2,272	17,133	6,305
Units redeemed	(2,922)	(6,687)	(2,091)	(3,721)	(1,434)	(2,822)	(4,966)	(3,703)

Ending units	27,598	25,978	11,906	12,660	16,590	15,404	49,488	37,321

	CAF
	2017	2016
Investment activity:
Net investment income (loss)	$-	2,752
Realized gain (loss) on investments	-	(217,257)
Change in unrealized gain (loss) on investments	-	38,429
Reinvested capital gains	-	190,128

Net increase (decrease) in contract owners’ equity resulting from operations	-	14,052

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	160,691
Transfers between funds	-	(1,798,666)
Surrenders (note 6)	-	(6)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	(383)
Deductions for surrender charges (note 2)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	(30,182)
Asset charges (note 3)	-	(1,376)
Adjustments to maintain reserves	-	9,956

Net equity transactions	-	(1,659,966)

Net change in contract owners’ equity	-	(1,645,914)
Contract owners’ equity beginning of period	-	1,645,914

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	104,079
Units purchased	-	38,248
Units redeemed	-	(142,327)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company currently offers five individual flexible premium variable life insurance policies through the Separate Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL.

(b) The Policies

The Separate Account offers variable life insurance benefits intended to provide life insurance protection for the beneficiary named by the policyholders. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

AMERICAN FUNDS GROUP (THE)

New World Fund - Class 2 (AMVNW2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

VA Global Bond Portfolio (DFVGB)

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

Capital Growth VIP - Class A (DSVCGA)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio - Service Class (FRESS)

VIP Contrafund(R) Portfolio: Service Class (FCS)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS HENDERSON INVESTORS

Enterprise Portfolio: Institutional Shares (JAEI)

Enterprise Portfolio: Service Shares (JAMGS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

M FUNDS

M Large Cap Value Fund (MFBOV)

M Capital Appreciation Fund (MFFCA)

M International Equity Fund (MFBIE)

M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Utilities Series - Initial Class (MVUIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

PUTNAM INVESTMENTS

VT International Value Fund: Class IA (PVIVIA)

VT Equity Income Fund: Class IA (PVEIIA)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Fund, Inc. (TRHS)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.03% - 0.07% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Indexed Interest Strategy Charge	2.00% of the cash value applied to create an index segment
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.01 - $83.34 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a redemption of units	$0.00 - $3.14 per $1,000 of specified amount
Administrative Charge - assessed through a redemption of units	$5 - $25 per policy, per month
Surrender Charge - assessed through a redemption of units	$0.00 - $55.95 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a redemption of units	3.00% - 4.50% of an outstanding policy loan
Service/Illustration/Partial Surrender Fees - assessed through a redemption of units	$25.00 per request

Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider II Charge	$0.00 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge
Cost of Insurance	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Specified Amount	$0.07 - $3.14 per $1,000 of the rider’s specified amount
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Accelerated Death Benefit Rider Charge	$280 - $450 at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Extended No-Lapse Guarantee Rider Charge	5% - 400% of the sum of the guaranteed maximum cost of insurance charges for the policy, and Additional Term Insurance Rider if elected, and guaranteed maximum charges for all other elected riders
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $10,023,790 and $10,430,227, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL policies, the current charge is 0% of variable policy value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable policy value on an annualized basis.

The amount of the charge for other policies may vary based on the policy year and the amount of the policy value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and policy value.

Nationwide® Options Select policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide MarathonSM VUL policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL policies

For policies that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable policy value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL policies and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL policies the maximum guaranteed loan interest charged is 4.50%, except for policyholders electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $23,575,518 and $20,185,272, respectively, and total transfers from the Separate Account to the fixed account were $16,812,829 and $13,602,140, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$867,340,702	$-	$-	$867,340,702

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$267,417	$252,214

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	1,003,410	588,938
VP Inflation Protection Fund - Class I (ACVIP1)	2,742,017	398,370
VP Inflation Protection Fund - Class II (ACVIP2)	21,971	46,183
VP Mid Cap Value Fund - Class I (ACVMV1)	418,704	798,680
New World Fund - Class 2 (AMVNW2)	69,742	336
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	145,139	1,363
Global Allocation V.I. Fund - Class I (BRVGA1)	1,129,157	636,890
Global Allocation V.I. Fund - Class II (MLVGA2)	74,824	645,730
VIP Small Cap Value Series: Service Class (DWVSVS)	666,764	453,924
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)	142,719	2,046
VA Global Bond Portfolio (DFVGB)	3,745,041	221,510
VA Inflation-Protected Securities Portfolio (DFVIPS)	596,594	40,621
VA International Small Portfolio (DFVIS)	2,976,756	603,997
VA International Value Portfolio (DFVIV)	2,629,451	553,754
VA Short-Term Fixed Portfolio (DFVSTF)	3,727,766	209,457
VA U.S. Large Value Portfolio (DFVULV)	4,740,940	829,237
VA U.S. Targeted Value Portfolio (DFVUTV)	3,965,459	699,732
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	662,674	615,445
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,435,395	829,744
Appreciation Portfolio - Initial Shares (DCAP)	533,708	463,787
Global Income Builder VIP - Class A (DSGIBA)	196,305	11,587
Capital Growth VIP - Class A (DSVCGA)	11,148	190
Quality Bond Fund II - Primary Shares (FQB)	150,675	48,081
VIP Real Estate Portfolio - Service Class (FRESS)	99,929	1,138
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,661,053	1,179,691
VIP Equity-Income Portfolio - Service Class (FEIS)	1,065,712	792,207
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	141,270	207,552
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	469,746	519,793
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,007,973	964,187
VIP Growth Portfolio - Service Class (FGS)	6,187,713	2,094,366
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	841,375	894,286
VIP Mid Cap Portfolio - Service Class (FMCS)	1,194,231	1,408,110
VIP Overseas Portfolio - Service Class (FOS)	776,751	331,951
VIP Value Strategies Portfolio - Service Class (FVSS)	2,962	540
Franklin Income Securities Fund - Class 2 (FTVIS2)	37,788	47,433
Rising Dividends Securities Fund - Class 1 (FTVRDI)	5,095	13,920
Small Cap Value Securities Fund - Class 1 (FTVSVI)	434,002	428,515
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	24,546	22,956
Templeton Foreign Securities Fund - Class 2 (TIF2)	46,547	46,853
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	36,260	89,570
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	108,420	54,882
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	567,883	132,197
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	147,310	32,414
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	661,249	408,018
VI American Franchise Fund - Series I Shares (ACEG)	2,607	10,143
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	63,806	10,781
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	50,142	6,402
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	1,496,733	366,138
Enterprise Portfolio: Institutional Shares (JAEI)	971,489	4,311
Enterprise Portfolio: Service Shares (JAMGS)	57,284	290
Forty Portfolio: Service Shares (JACAS)	561,567	482,251
Global Technology Portfolio: Service Shares (JAGTS)	2,069,438	497,658
Overseas Portfolio: Service Shares (JAIGS)	239,690	408,128
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	149,343	6,853
M Large Cap Value Fund (MFBOV)	604,239	271,465
M Capital Appreciation Fund (MFFCA)	534,333	219,897
M International Equity Fund (MFBIE)	313,477	269,327
M Large Cap Growth Fund (MFTCG)	562,423	309,504
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)	586	416
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	2,547,591	586,493
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	362,334	121,654
Utilities Series - Initial Class (MVUIC)	9,351	390
Value Series - Initial Class (MVFIC)	2,752,309	718,850
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	1,507	31,341
Core Plus Fixed Income Portfolio - Class I (MSVFI)	10,143	55,148
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	302,474	158,435

NVIT Investor Destinations Managed Growth Class I (IDPG)	471,494	79,437
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	628,628	125,898
NVIT Cardinal Managed Growth Class I (NCPG)	783,918	316,751
NVIT Bond Index Fund Class I (NVBX)	319,988	225,421
NVIT International Index Fund Class I (NVIX)	2,276,152	184,005
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,312,649	1,745,101
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	5,002,141	749,883
American Funds NVIT Bond Fund - Class II (GVABD2)	89,922	110,247
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,986,869	308,571
American Funds NVIT Growth Fund - Class II (GVAGR2)	750,133	410,595
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	552,772	296,722
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,319,450	584,337
NVIT Emerging Markets Fund - Class I (GEM)	2,102,323	971,643
NVIT International Equity Fund - Class I (GIG)	1,074,248	250,487
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	2,259	19,436
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	134,169	57,837
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	375,077	113,862
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	4,249,991	613,277
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	1,862,253	401,731
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	3,658,189	1,356,555
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	660,156	244,946
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	4,379,229	1,253,327
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	8,848,894	2,220,325
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	938,746	577,870
NVIT Core Bond Fund - Class I (NVCBD1)	528,381	241,339
NVIT Core Plus Bond Fund - Class I (NVLCP1)	1,169,132	293,091
NVIT Nationwide Fund - Class I (TRF)	2,243,101	144,161
NVIT Government Bond Fund - Class I (GBF)	802,215	676,392
NVIT International Index Fund - Class II (GVIX2)	402,150	431,824
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	255,964	688,983
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	36,512	67,776
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	63,946	607,189
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	34,400	62,055
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	388,578	580,944
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,081,860	776,537
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	58,339	92,644
NVIT Mid Cap Index Fund - Class I (MCIF)	1,647,270	2,190,727
NVIT Money Market Fund - Class I (SAM)	504,665	648,773
NVIT Money Market Fund - Class V (SAM5)	16,445,048	20,406,350
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	234,686	331,843
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	925,178	258,970
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	772,131	582,089
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	347,007	466,871
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,839,884	606,388
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	1,904,807	1,775,335
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	54,511	51,777
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2,508,430	409,475
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	873,989	1,908,858
NVIT Multi-Manager Small Company Fund - Class I (SCF)	411,668	193,931
NVIT Multi-Sector Bond Fund - Class I (MSBF)	624,730	141,373
NVIT Short Term Bond Fund - Class I (NVSTB1)	173,628	79,235
NVIT Short Term Bond Fund - Class II (NVSTB2)	2,741	3,498
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,412,126	1,157,668
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	5,740,149	880,206
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	1,490,831	504,553
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	1,673,882	394,717
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	618,550	175,463
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	3,146,708	991,035
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	13,917,978	2,618,260
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	568,822	566,845
Templeton NVIT International Value Fund - Class III (NVTIV3)	93,748	72,248
Invesco NVIT Comstock Value Fund - Class I (EIF)	650,197	263,353
NVIT Real Estate Fund - Class I (NVRE1)	2,651,377	647,525
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	41,949	117,726
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	263,468	130,135
NVIT Small Cap Index Fund Class II (NVSIX2)	2,184,830	282,923

NVIT S&P 500 Index Fund Class I (GVEX1)	11,232,599	1,080,827
Short Duration Bond Portfolio - I Class Shares (AMTB)	74,571	48,492
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	3,406	758
Socially Responsive Portfolio - I Class Shares (AMSRS)	11,800	27,636
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	246,216	72,449
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	833,742	175,666
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	250,652	89,513
Global Securities Fund/VA - Non-Service Shares (OVGS)	409,635	685,141
International Growth Fund/VA - Non-Service Shares (OVIG)	826,913	273,903
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	729,827	519,421
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	465,655	209,561
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	57,952	25,327
All Asset Portfolio - Administrative Class (PMVAAA)	146,090	144,124
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	1,253,259	94,503
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	261,745	197,767
Low Duration Portfolio - Administrative Class (PMVLDA)	658,227	327,837
Total Return Portfolio - Administrative Class (PMVTRA)	1,978,751	368,659
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	17,054	5,322
VT International Value Fund: Class IA (PVIVIA)	2,707	70
VT Equity Income Fund: Class IA (PVEIIA)	691	41
Variable Fund - Multi-Hedge Strategies (RVARS)	299,326	68,921
T. Rowe Price Health Sciences Portfolio (TRHSP)	2,570,098	1,379,014
Health Sciences Portfolio - II (TRHS2)	541,835	296,024
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	456,200	536,513
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	60,330	24,820
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	43,584	16,100
Variable Insurance Portfolios - Asset Strategy (WRASP)	737,289	1,283,778
Variable Insurance Portfolios - Balanced (WRBP)	132,593	96,717
Variable Insurance Portfolios - Bond (WRBDP)	100,907	55,472
Variable Insurance Portfolios - Core Equity (WRCEP)	178,828	55,457
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	74,793	41,777
Variable Insurance Portfolios - Energy (WRENG)	68,874	31,028
Variable Insurance Portfolios - Global Bond (WRGBP)	20,685	5,374
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	86,144	51,418
Variable Insurance Portfolios - Growth (WRGP)	173,951	68,796
Variable Insurance Portfolios - High Income (WRHIP)	763,292	418,619
Variable Insurance Portfolios - International Growth (WRIP)	69,486	41,808
Variable Insurance Portfolios - International Core Equity (WRI2P)	94,101	41,583
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	7,540	1,822
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	46,232	28,008
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	210,607	196,816
Variable Insurance Portfolios - Money Market (WRMMP)	100,541	87,318
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	259,351	172,864
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	50,869	123,946
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	512,526	229,304
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	995,115	156,307
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	98,395	91,144
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	67,483	37,293
Variable Insurance Portfolios - Science and Technology (WRSTP)	251,540	175,517
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	70,275	26,744
Variable Insurance Portfolios - Small Cap Value (WRSCV)	58,170	41,561
Variable Insurance Portfolios - Value (WRVP)	54,909	17,661
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	526,858	127,860

	$206,047,892	$90,272,020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.00%	10,410	$14.13	$147,118	2.08%	14.67%
2016	0.00%	9,543	12.32	117,614	0.89%	3.59%
2015	0.00%	13,015	11.90	154,846	0.76%	-1.09%
2014	0.00%	5,625	12.03	67,662	0.59%	4.45%
2013	0.00%	4,308	11.52	49,612	0.38%	12.31%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.00%	204,069	24.91	5,083,044	0.47%	13.15%
2016	0.00%	197,662	22.01	4,351,374	0.61%	25.09%
2015	0.00%	175,052	17.60	3,080,727	0.78%	-5.49%
2014	0.00%	161,166	18.62	3,000,967	0.71%	9.20%
2013	0.00%	130,573	17.05	2,226,517	0.65%	38.06%
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.00%	960,321	10.56	10,144,346	3.00%	3.92%
2016	0.00%	759,508	10.16	7,720,100	2.12%	4.71%
2015	0.00%	586,893	9.71	5,697,440	2.17%	-2.28%
2014	0.00%	422,946	9.93	4,201,701	1.52%	3.58%
2013	0.00%	284,870	9.59	2,732,232	1.72%	-8.21%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.00%	28,784	15.42	443,947	2.61%	3.67%
2016	0.00%	31,163	14.88	463,617	1.85%	4.39%
2015	0.00%	35,402	14.25	504,545	2.06%	-2.47%
2014	0.00%	42,382	14.61	619,305	1.27%	3.30%
2013	0.00%	48,973	14.15	692,757	1.65%	-8.48%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.00%	122,029	36.92	4,505,663	1.54%	11.69%
2016	0.00%	137,634	33.06	4,549,808	1.72%	22.85%
2015	0.00%	118,610	26.91	3,191,525	1.65%	-1.43%
2014	0.00%	103,996	27.30	2,838,965	1.18%	16.42%
2013	0.00%	103,011	23.45	2,415,405	1.22%	30.11%
New World Fund - Class 2 (AMVNW2)
2017	0.00%	6,381	10.98	70,051	0.21%	9.78%	****
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
2017	0.00%	13,876	10.34	143,500	2.62%	3.42%
Global Allocation V.I. Fund - Class I (BRVGA1)
2017	0.00%	851,843	14.22	12,109,483	1.35%	13.86%
2016	0.00%	836,360	12.49	10,442,277	1.35%	4.11%
2015	0.00%	797,102	11.99	9,558,850	1.56%	-0.71%
2014	0.00%	448,110	12.08	5,412,182	2.56%	2.11%
2013	0.00%	330,149	11.83	3,905,089	1.53%	14.76%
Global Allocation V.I. Fund - Class II (MLVGA2)
2017	0.00%	95,952	19.45	1,866,686	1.12%	13.74%
2016	0.00%	129,853	17.10	2,220,988	1.03%	3.96%
2015	0.00%	162,940	16.45	2,680,815	0.96%	-0.87%
2014	0.00%	175,251	16.60	2,908,631	2.06%	1.97%
2013	0.00%	178,390	16.28	2,903,626	0.94%	14.55%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.00%	120,635	17.86	2,154,839	0.66%	11.76%
2016	0.00%	112,644	15.98	1,800,418	0.72%	31.08%
2015	0.00%	56,660	12.19	690,859	0.43%	-6.46%
2014	0.00%	39,303	13.04	512,330	0.06%	5.62%
2013	0.00%	2,026	12.34	25,005	0.00%	23.42%	****
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
2017	0.00%	13,091	10.91	142,858	4.03%	9.13%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Global Bond Portfolio (DFVGB)
2017	0.00%	1,152,895	$11.12	$12,821,908	1.97%	2.11%
2016	0.00%	854,690	10.89	9,308,800	1.95%	1.73%
2015	0.00%	607,216	10.71	6,501,268	1.91%	1.55%
2014	0.00%	345,929	10.54	3,647,287	2.76%	2.88%
2013	0.00%	160,180	10.25	1,641,501	0.81%	-0.35%
VA Inflation-Protected Securities Portfolio (DFVIPS)
2017	0.00%	59,732	10.31	615,684	3.90%	3.27%
2016	0.00%	6,285	9.98	62,732	1.56%	-0.19%	****
VA International Small Portfolio (DFVIS)
2017	0.00%	906,479	18.38	16,665,252	2.70%	29.95%
2016	0.00%	809,712	14.15	11,455,601	2.66%	6.23%
2015	0.00%	614,629	13.32	8,185,530	2.57%	5.81%
2014	0.00%	362,894	12.59	4,567,434	2.68%	-5.78%
2013	0.00%	193,191	13.36	2,580,630	4.15%	27.07%
VA International Value Portfolio (DFVIV)
2017	0.00%	1,038,233	15.68	16,274,869	3.07%	25.81%
2016	0.00%	919,267	12.46	11,454,027	3.70%	9.11%
2015	0.00%	665,525	11.42	7,600,222	3.87%	-6.96%
2014	0.00%	359,804	12.27	4,416,327	5.07%	-7.16%
2013	0.00%	168,169	13.22	2,223,308	4.41%	21.65%
VA Short-Term Fixed Portfolio (DFVSTF)
2017	0.00%	1,274,235	10.27	13,086,887	1.15%	0.83%
2016	0.00%	943,434	10.19	9,609,276	0.81%	0.79%
2015	0.00%	654,808	10.11	6,617,353	0.37%	0.30%
2014	0.00%	379,421	10.08	3,822,802	0.24%	0.15%
2013	0.00%	174,278	10.06	1,753,354	0.49%	0.25%
VA U.S. Large Value Portfolio (DFVULV)
2017	0.00%	951,408	22.89	21,782,073	2.00%	19.08%
2016	0.00%	817,777	19.23	15,722,765	2.25%	18.87%
2015	0.00%	620,641	16.17	10,038,049	2.63%	-3.41%
2014	0.00%	368,268	16.74	6,166,301	2.33%	9.08%
2013	0.00%	210,726	15.35	3,234,571	2.74%	40.82%
VA U.S. Targeted Value Portfolio (DFVUTV)
2017	0.00%	693,137	21.60	14,973,956	1.15%	9.77%
2016	0.00%	579,722	19.68	11,409,596	1.22%	27.49%
2015	0.00%	441,322	15.44	6,812,864	1.57%	-5.23%
2014	0.00%	267,161	16.29	4,351,835	1.21%	3.71%
2013	0.00%	139,303	15.71	2,188,027	1.37%	44.62%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.00%	202,647	32.50	6,586,344	0.65%	12.40%
2016	0.00%	211,312	28.92	6,110,137	0.86%	25.73%
2015	0.00%	207,752	23.00	4,778,006	0.72%	-2.33%
2014	0.00%	192,081	23.55	4,522,946	0.56%	5.12%
2013	0.00%	175,641	22.40	3,934,333	0.98%	40.71%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.00%	572,239	28.49	16,303,880	1.73%	21.54%
2016	0.00%	571,839	23.44	13,405,210	2.04%	11.71%
2015	0.00%	530,391	20.99	11,130,581	1.83%	1.11%
2014	0.00%	541,663	20.76	11,242,662	1.79%	13.42%
2013	0.00%	465,920	18.30	8,526,017	1.87%	32.03%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.00%	58,134	27.51	1,599,159	1.36%	27.33%
2016	0.00%	64,247	21.60	1,387,967	1.66%	7.90%
2015	0.00%	64,238	20.02	1,286,124	1.71%	-2.47%
2014	0.00%	70,791	20.53	1,453,193	1.86%	8.09%
2013	0.00%	71,016	18.99	1,348,682	1.98%	21.10%
Global Income Builder VIP - Class A (DSGIBA)
2017	0.00%	19,415	12.13	235,477	2.43%	16.54%
2016	0.00%	3,693	10.41	38,435	0.00%	4.07%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Capital Growth VIP - Class A (DSVCGA)
2017	0.00%	1,048	$10.84	$11,360	0.00%	8.39%	****
Quality Bond Fund II - Primary Shares (FQB)
2017	0.00%	23,126	17.07	394,657	3.03%	4.04%
2016	0.00%	17,646	16.40	289,458	3.57%	3.82%
2015	0.00%	11,707	15.80	184,964	3.78%	-0.24%
2014	0.00%	11,590	15.84	183,562	2.98%	3.79%
2013	0.00%	5,666	15.26	86,458	3.82%	1.03%
VIP Real Estate Portfolio - Service Class (FRESS)
2017	0.00%	9,584	10.30	98,695	2.33%	2.98%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.00%	436,048	20.36	8,876,534	1.47%	-2.78%
2016	0.00%	415,801	20.94	8,705,989	0.49%	33.51%
2015	0.00%	396,711	15.68	6,221,595	1.01%	-20.75%
2014	0.00%	334,708	19.79	6,623,528	0.76%	-12.76%
2013	0.00%	255,548	22.68	5,797,017	0.80%	24.15%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.00%	305,989	23.48	7,185,159	1.64%	12.80%
2016	0.00%	304,708	20.82	6,342,945	2.37%	17.90%
2015	0.00%	283,135	17.66	4,998,944	3.15%	-4.09%
2014	0.00%	274,895	18.41	5,060,342	3.05%	8.65%
2013	0.00%	238,428	16.94	4,039,744	2.67%	28.01%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.00%	82,464	21.12	1,741,693	1.46%	12.99%
2016	0.00%	88,971	18.69	1,663,083	1.62%	5.28%
2015	0.00%	69,215	17.76	1,228,939	1.66%	-0.31%
2014	0.00%	74,734	17.81	1,331,079	1.58%	4.35%
2013	0.00%	60,427	17.07	1,031,399	1.61%	13.39%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.00%	126,321	22.72	2,869,387	1.45%	16.47%
2016	0.00%	134,430	19.50	2,621,778	1.29%	6.04%
2015	0.00%	154,944	18.39	2,849,675	1.90%	-0.37%
2014	0.00%	132,142	18.46	2,439,240	1.65%	4.66%
2013	0.00%	125,691	17.64	2,216,763	1.93%	15.95%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.00%	311,519	24.71	7,697,596	1.35%	20.82%
2016	0.00%	325,981	20.45	6,667,090	1.44%	6.52%
2015	0.00%	305,546	19.20	5,866,641	1.63%	-0.34%
2014	0.00%	309,117	19.27	5,955,194	1.54%	4.86%
2013	0.00%	283,709	18.37	5,212,310	1.64%	21.50%
VIP Growth Portfolio - Service Class (FGS)
2017	0.00%	536,736	30.93	16,602,568	0.11%	35.00%
2016	0.00%	423,234	22.91	9,697,448	0.00%	0.71%
2015	0.00%	391,292	22.75	8,902,043	0.19%	7.05%
2014	0.00%	260,884	21.25	5,544,203	0.11%	11.19%
2013	0.00%	187,989	19.11	3,593,071	0.21%	36.20%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.00%	292,566	16.98	4,967,687	2.39%	4.16%
2016	0.00%	304,421	16.30	4,962,636	2.48%	4.63%
2015	0.00%	271,116	15.58	4,224,214	2.53%	-0.71%
2014	0.00%	261,925	15.69	4,110,011	2.34%	5.75%
2013	0.00%	274,240	14.84	4,069,121	2.31%	-1.89%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.00%	307,993	33.72	10,386,049	0.61%	20.70%
2016	0.00%	331,787	27.94	9,269,404	0.44%	12.11%
2015	0.00%	306,191	24.92	7,630,109	0.40%	-1.50%
2014	0.00%	300,104	25.30	7,592,271	0.17%	6.20%
2013	0.00%	275,346	23.82	6,559,465	0.43%	36.06%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class (FOS)
2017	0.00%	373,808	$11.67	$4,363,143	1.45%	30.10%
2016	0.00%	339,433	8.97	3,045,230	1.49%	-5.12%
2015	0.00%	311,161	9.46	2,942,272	1.63%	-5.44%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.00%	406	26.19	10,634	1.42%	19.21%
2016	0.00%	406	21.97	8,921	0.69%	9.48%
2015	0.00%	782	20.07	15,695	0.70%	-3.05%
2014	0.00%	1,242	20.70	25,712	0.98%	6.69%
2013	0.00%	1,183	19.40	22,955	0.87%	30.44%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.00%	36,996	19.99	739,398	4.13%	9.67%
2016	0.00%	39,077	18.22	712,110	4.96%	14.02%
2015	0.00%	43,229	15.98	690,891	4.69%	-7.05%
2014	0.00%	48,719	17.20	837,726	4.99%	4.62%
2013	0.00%	54,549	16.44	896,587	6.44%	13.94%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017	0.00%	2,124	28.74	61,044	1.84%	20.85%
2016	0.00%	2,589	23.78	61,571	1.65%	16.33%
2015	0.00%	3,132	20.44	64,030	1.81%	-3.42%
2014	0.00%	3,832	21.17	81,111	1.33%	9.01%
2013	0.00%	3,483	19.42	67,633	1.85%	30.05%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2017	0.00%	95,629	30.31	2,898,443	0.73%	10.92%
2016	0.00%	103,018	27.33	2,815,105	1.02%	30.54%
2015	0.00%	107,498	20.93	2,250,365	0.93%	-7.18%
2014	0.00%	135,847	22.55	3,063,921	0.85%	0.88%
2013	0.00%	152,465	22.36	3,408,627	1.49%	36.50%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.00%	34,889	12.50	436,132	0.98%	40.41%
2016	0.00%	35,039	8.90	311,956	0.87%	17.44%
2015	0.00%	43,295	7.58	328,218	2.16%	-19.60%
2014	0.00%	50,660	9.43	477,687	1.57%	-5.71%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.00%	48,796	10.22	498,458	2.58%	16.69%
2016	0.00%	50,098	8.75	438,554	1.94%	7.18%
2015	0.00%	51,655	8.17	421,911	3.35%	-6.49%
2014	0.00%	69,093	8.73	603,521	2.03%	-12.65%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.00%	125,157	10.13	1,267,402	0.00%	1.93%
2016	0.00%	130,926	9.94	1,300,775	0.00%	2.94%
2015	0.00%	169,779	9.65	1,638,642	8.05%	-4.30%
2014	0.00%	193,513	10.09	1,951,719	5.54%	0.86%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.00%	88,769	16.42	1,457,873	2.68%	11.98%
2016	0.00%	91,468	14.67	1,341,514	3.87%	13.18%
2015	0.00%	94,396	12.96	1,223,234	3.00%	-6.21%
2014	0.00%	100,715	13.82	1,391,573	2.78%	2.85%
2013	0.00%	103,801	13.43	1,394,493	11.97%	23.77%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2017	0.00%	223,676	14.97	3,349,368	4.20%	9.94%
2016	0.00%	202,177	13.62	2,753,636	4.99%	14.33%
2015	0.00%	177,624	11.91	2,115,917	4.68%	-6.84%
2014	0.00%	169,320	12.79	2,165,033	5.08%	4.92%
2013	0.00%	137,679	12.19	1,677,857	6.46%	14.18%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2017	0.00%	44,567	$16.47	$733,919	2.91%	12.17%
2016	0.00%	40,156	14.68	589,544	3.89%	13.43%
2015	0.00%	45,600	12.94	590,222	3.24%	-5.93%
2014	0.00%	41,549	13.76	571,662	3.03%	3.05%
2013	0.00%	34,615	13.35	462,144	12.35%	24.14%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2017	0.00%	385,659	11.36	4,381,827	0.00%	2.15%
2016	0.00%	364,803	11.12	4,057,460	0.00%	3.21%
2015	0.00%	315,893	10.78	3,404,244	7.77%	-4.10%
2014	0.00%	289,255	11.24	3,250,473	4.80%	2.12%
2013	0.00%	242,067	11.00	2,663,696	4.74%	1.89%
VI American Franchise Fund - Series I Shares (ACEG)
2017	0.00%	971	20.26	19,674	0.08%	27.34%
2016	0.00%	1,467	15.91	23,342	0.00%	2.27%
2015	0.00%	1,711	15.56	26,620	0.00%	5.01%
2014	0.00%	2,173	14.82	32,196	0.04%	8.44%
2013	0.00%	2,173	13.66	29,691	0.45%	40.14%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2017	0.00%	18,987	16.93	321,465	0.55%	14.92%
2016	0.00%	16,039	14.73	236,302	0.08%	13.43%
2015	0.00%	14,921	12.99	193,796	0.37%	-4.03%
2014	0.00%	12,437	13.53	168,313	0.04%	4.43%
2013	0.00%	10,303	12.96	133,512	0.81%	28.81%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.00%	12,579	18.17	228,566	0.00%	22.49%
2016	0.00%	10,690	14.83	158,578	0.00%	0.76%
2015	0.00%	11,108	14.72	163,542	0.00%	1.21%
2014	0.00%	10,209	14.55	148,515	0.00%	8.04%
2013	0.00%	10,706	13.47	144,158	0.41%	37.01%
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2017	0.00%	307,923	12.16	3,745,772	4.26%	10.16%
2016	0.00%	237,156	11.04	2,618,887	0.53%	11.64%
2015	0.00%	110,977	9.89	1,097,736	5.04%	-4.10%
2014	0.00%	46,256	10.31	477,104	0.00%	3.14%	****
Enterprise Portfolio: Institutional Shares (JAEI)
2017	0.00%	87,544	11.62	1,017,456	0.04%	16.22%	****
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.00%	5,342	10.94	58,433	0.00%	9.38%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.00%	135,795	30.36	4,122,889	0.00%	29.99%
2016	0.00%	140,373	23.36	3,278,502	0.82%	1.94%
2015	0.00%	126,651	22.91	2,901,653	1.25%	11.94%
2014	0.00%	137,085	20.47	2,805,775	0.03%	8.47%
2013	0.00%	139,107	18.87	2,624,894	0.61%	30.89%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.00%	261,535	25.68	6,717,441	0.44%	44.91%
2016	0.00%	205,242	17.72	3,637,776	0.09%	13.85%
2015	0.00%	162,354	15.57	2,527,537	0.56%	4.65%
2014	0.00%	66,371	14.88	987,397	0.00%	9.35%
2013	0.00%	44,208	13.61	601,460	0.00%	35.39%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.00%	246,485	11.19	2,758,908	1.58%	30.80%
2016	0.00%	266,508	8.56	2,280,544	5.09%	-6.71%
2015	0.00%	271,270	9.17	2,488,177	0.50%	-8.80%
2014	0.00%	295,324	10.06	2,970,291	5.68%	-12.10%
2013	0.00%	333,529	11.44	3,816,337	3.06%	14.28%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.00%	14,068	$10.45	$147,006	11.71%	3.86%
2016	0.00%	738	10.06	7,425	4.57%	0.61%	****
M Large Cap Value Fund (MFBOV)
2017	0.00%	143,866	17.97	2,585,319	1.59%	14.99%
2016	0.00%	133,215	15.63	2,081,771	2.08%	9.64%
2015	0.00%	109,452	14.25	1,560,048	1.70%	-0.66%
2014	0.00%	73,950	14.35	1,061,005	1.41%	9.68%
2013	0.00%	54,589	13.08	714,083	2.91%	34.22%
M Capital Appreciation Fund (MFFCA)
2017	0.00%	81,756	24.86	2,032,318	0.00%	19.02%
2016	0.00%	77,197	20.89	1,612,344	0.00%	21.06%
2015	0.00%	68,853	17.25	1,187,900	0.00%	-6.58%
2014	0.00%	49,378	18.47	911,912	0.00%	12.42%
2013	0.00%	36,555	16.43	600,521	0.00%	39.20%
M International Equity Fund (MFBIE)
2017	0.00%	154,357	11.00	1,697,281	1.72%	24.05%
2016	0.00%	152,831	8.86	1,354,700	1.20%	-0.05%
2015	0.00%	145,339	8.87	1,288,958	2.24%	-3.94%
2014	0.00%	82,343	9.23	760,236	2.77%	-7.06%
2013	0.00%	58,837	9.93	584,463	2.60%	16.32%
M Large Cap Growth Fund (MFTCG)
2017	0.00%	119,635	24.03	2,874,733	0.00%	38.97%
2016	0.00%	111,437	17.29	1,926,782	0.00%	-2.32%
2015	0.00%	100,368	17.70	1,776,658	0.02%	7.70%
2014	0.00%	67,771	16.44	1,113,836	0.05%	10.21%
2013	0.00%	49,888	14.91	743,948	0.58%	36.15%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
2017	0.00%	814	13.43	10,933	0.65%	28.42%
2016	0.00%	849	10.46	8,879	0.59%	6.08%
2015	0.00%	888	9.86	8,755	0.49%	-1.40%	****
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2017	0.00%	668,907	19.53	13,063,849	1.51%	27.14%
2016	0.00%	568,320	15.36	8,729,796	1.36%	4.05%
2015	0.00%	433,708	14.76	6,402,734	1.88%	6.65%
2014	0.00%	345,728	13.84	4,785,543	2.09%	1.34%
2013	0.00%	181,067	13.66	2,473,137	1.99%	27.90%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2017	0.00%	99,802	18.38	1,834,716	0.00%	26.65%
2016	0.00%	86,757	14.51	1,259,250	0.00%	9.05%
2015	0.00%	71,308	13.31	949,107	0.00%	-1.89%
2014	0.00%	54,582	13.57	740,444	0.00%	-7.26%
2013	0.00%	23,401	14.63	342,293	0.00%	41.52%
Utilities Series - Initial Class (MVUIC)
2017	0.00%	879	10.23	8,990	0.00%	2.28%
Value Series - Initial Class (MVFIC)
2017	0.00%	474,963	29.96	14,229,783	1.93%	17.65%
2016	0.00%	428,253	25.47	10,905,479	2.15%	14.09%
2015	0.00%	373,926	22.32	8,346,157	2.39%	-0.74%
2014	0.00%	319,923	22.49	7,193,784	1.52%	10.51%
2013	0.00%	296,423	20.35	6,031,469	1.24%	35.89%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.00%	3,961	22.31	88,389	1.40%	26.82%
2016	0.00%	5,461	17.60	96,091	1.13%	3.84%
2015	0.00%	5,792	16.95	98,146	1.75%	6.32%
2014	0.00%	6,208	15.94	98,942	1.78%	1.13%
2013	0.00%	6,987	15.76	110,111	1.32%	27.63%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.00%	4,446	$16.71	$74,309	2.43%	6.24%
2016	0.00%	7,329	15.73	115,297	1.95%	6.11%
2015	0.00%	8,541	14.83	126,626	3.26%	-0.65%
2014	0.00%	11,035	14.92	164,673	2.42%	7.85%
2013	0.00%	5,818	13.84	80,498	4.51%	-0.32%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2017	0.00%	65,166	11.96	779,650	2.14%	14.30%
2016	0.00%	54,096	10.47	566,232	1.88%	5.94%
2015	0.00%	56,277	9.88	556,037	2.27%	-3.10%
2014	0.00%	29,188	10.20	297,609	5.99%	1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2017	0.00%	174,377	12.28	2,141,272	2.06%	17.23%
2016	0.00%	144,663	10.47	1,515,270	3.17%	7.23%
2015	0.00%	78,407	9.77	765,918	2.76%	-3.71%
2014	0.00%	19,029	10.15	193,049	1.89%	1.45%	****
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2017	0.00%	163,455	11.85	1,937,527	2.20%	14.96%
2016	0.00%	126,505	10.31	1,304,393	2.95%	5.74%
2015	0.00%	68,405	9.75	667,014	4.05%	-4.03%
2014	0.00%	6,762	10.16	68,703	5.82%	1.60%	****
NVIT Cardinal Managed Growth Class I (NCPG)
2017	0.00%	232,898	12.07	2,811,827	1.89%	17.98%
2016	0.00%	203,424	10.23	2,081,736	2.75%	6.40%
2015	0.00%	175,464	9.62	1,687,602	2.41%	-4.62%
2014	0.00%	59,412	10.08	599,084	5.69%	0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2017	0.00%	98,220	10.85	1,066,059	2.34%	3.12%
2016	0.00%	91,898	10.53	967,257	2.94%	2.26%
2015	0.00%	12,550	10.29	129,172	2.21%	0.14%
2014	0.00%	8,912	10.28	91,597	3.64%	2.78%	****
NVIT International Index Fund Class I (NVIX)
2017	0.00%	311,145	11.48	3,572,837	4.26%	24.88%
2016	0.00%	125,767	9.19	1,156,402	3.31%	0.92%
2015	0.00%	83,763	9.11	763,142	3.49%	-0.96%
2014	0.00%	17,628	9.20	162,159	3.72%	-8.01%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.00%	155,133	30.75	4,771,052	1.55%	8.67%
2016	0.00%	178,666	28.30	5,056,184	3.04%	20.44%
2015	0.00%	114,223	23.50	2,683,929	2.61%	-4.28%
2014	0.00%	95,149	24.55	2,335,592	1.98%	13.12%
2013	0.00%	103,650	21.70	2,249,204	2.02%	31.90%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.00%	1,233,476	20.96	25,853,483	1.14%	15.79%
2016	0.00%	1,057,280	18.10	19,138,122	2.01%	9.00%
2015	0.00%	832,357	16.61	13,822,773	1.46%	0.98%
2014	0.00%	703,208	16.44	11,564,210	0.97%	4.99%
2013	0.00%	622,866	15.66	9,756,106	1.32%	23.28%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.00%	50,048	13.95	698,141	1.20%	3.21%
2016	0.00%	52,273	13.52	706,490	2.55%	2.65%
2015	0.00%	50,805	13.17	668,921	1.36%	-0.23%
2014	0.00%	51,655	13.20	681,686	1.26%	4.98%
2013	0.00%	49,442	12.57	621,540	1.78%	-2.57%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.00%	263,536	24.32	6,408,030	0.71%	30.97%
2016	0.00%	208,017	18.57	3,862,128	1.57%	0.19%
2015	0.00%	186,042	18.53	3,447,687	0.67%	6.54%
2014	0.00%	161,115	17.39	2,802,384	0.77%	1.84%
2013	0.00%	140,319	17.08	2,396,669	0.41%	28.64%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.00%	242,400	$24.67	$5,980,829	0.31%	27.80%
2016	0.00%	246,101	19.31	4,751,440	0.23%	9.06%
2015	0.00%	270,453	17.70	4,787,684	0.63%	6.43%
2014	0.00%	334,321	16.63	5,560,897	0.50%	8.07%
2013	0.00%	228,533	15.39	3,517,531	0.33%	29.61%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.00%	133,898	20.41	2,732,583	1.43%	21.93%
2016	0.00%	135,544	16.74	2,268,735	1.16%	11.09%
2015	0.00%	124,161	15.07	1,870,796	0.88%	1.09%
2014	0.00%	132,583	14.91	1,976,216	0.81%	10.23%
2013	0.00%	124,701	13.52	1,686,270	1.05%	32.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.00%	195,292	21.64	4,226,010	5.77%	6.76%
2016	0.00%	171,056	20.27	3,467,288	5.58%	14.16%
2015	0.00%	169,848	17.76	3,015,881	5.24%	-2.61%
2014	0.00%	180,468	18.23	3,290,227	3.69%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.00%	1,133,265	12.48	14,139,348	1.38%	41.50%
2016	0.00%	1,043,131	8.82	9,197,675	0.88%	7.72%
2015	0.00%	845,611	8.19	6,921,972	0.90%	-15.99%
2014	0.00%	687,395	9.74	6,698,225	0.86%	-2.56%	****
NVIT International Equity Fund - Class I (GIG)
2017	0.00%	149,566	12.18	1,821,242	2.00%	27.45%
2016	0.00%	83,394	9.55	796,753	2.22%	0.87%
2015	0.00%	91,636	9.47	867,957	0.58%	-3.06%
2014	0.00%	60,895	9.77	594,970	1.76%	-2.30%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.00%	12,916	12.07	155,893	1.49%	27.07%
2016	0.00%	14,701	9.50	139,634	1.87%	0.63%
2015	0.00%	16,960	9.44	160,076	0.26%	-3.22%
2014	0.00%	19,755	9.75	192,660	3.81%	-0.72%
2013	0.00%	22,404	9.82	220,078	0.53%	17.56%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.00%	46,411	20.37	945,558	0.55%	24.85%
2016	0.00%	43,345	16.32	707,304	0.82%	13.60%
2015	0.00%	43,686	14.36	627,516	0.74%	-1.08%
2014	0.00%	49,965	14.52	725,541	0.90%	6.60%
2013	0.00%	55,708	13.62	758,853	1.29%	43.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.00%	84,774	21.45	1,818,373	0.57%	18.36%
2016	0.00%	79,412	18.12	1,439,102	0.76%	10.11%
2015	0.00%	83,771	16.46	1,378,725	0.75%	-0.42%
2014	0.00%	108,030	16.53	1,785,457	0.84%	10.51%
2013	0.00%	149,145	14.96	2,230,562	0.81%	38.55%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017	0.00%	947,933	18.03	17,087,241	1.48%	19.99%
2016	0.00%	803,158	15.02	12,065,363	2.62%	8.33%
2015	0.00%	663,184	13.87	9,196,953	2.84%	-1.58%
2014	0.00%	553,360	14.09	7,796,742	2.25%	4.48%
2013	0.00%	468,988	13.49	6,324,877	1.51%	29.65%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2017	0.00%	563,787	16.43	9,262,386	1.80%	12.01%
2016	0.00%	505,285	14.67	7,411,332	2.98%	6.28%
2015	0.00%	414,917	13.80	5,725,985	2.76%	-1.05%
2014	0.00%	403,592	13.95	5,629,020	2.62%	4.46%
2013	0.00%	330,447	13.35	4,411,939	1.83%	14.72%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2017	0.00%	1,034,503	$17.46	$18,058,755	1.81%	16.01%
2016	0.00%	979,464	15.05	14,738,254	3.12%	7.32%
2015	0.00%	720,719	14.02	10,105,339	3.26%	-1.15%
2014	0.00%	623,239	14.18	8,839,824	2.67%	4.70%
2013	0.00%	573,117	13.55	7,763,774	1.77%	21.44%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017	0.00%	182,957	14.53	2,658,487	2.34%	6.35%
2016	0.00%	161,280	13.66	2,203,495	2.79%	4.81%
2015	0.00%	153,734	13.03	2,003,920	2.14%	-0.65%
2014	0.00%	152,786	13.12	2,004,592	2.58%	3.42%
2013	0.00%	113,279	12.69	1,437,089	1.92%	5.03%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017	0.00%	1,469,871	16.98	24,954,638	1.99%	14.05%
2016	0.00%	1,390,277	14.89	20,694,811	3.01%	6.82%
2015	0.00%	1,193,350	13.94	16,629,491	3.01%	-0.98%
2014	0.00%	1,116,884	14.07	15,717,194	2.62%	4.66%
2013	0.00%	964,838	13.45	12,973,328	1.86%	17.98%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017	0.00%	2,278,189	17.71	40,354,708	1.70%	18.16%
2016	0.00%	2,085,093	14.99	31,259,047	2.92%	7.69%
2015	0.00%	1,765,490	13.92	24,578,167	3.26%	-1.43%
2014	0.00%	1,517,067	14.12	21,425,404	2.75%	4.66%
2013	0.00%	1,263,113	13.49	17,044,854	1.73%	24.35%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017	0.00%	187,744	15.87	2,978,697	2.07%	10.08%
2016	0.00%	175,794	14.41	2,533,771	3.04%	5.99%
2015	0.00%	178,028	13.60	2,420,843	2.47%	-0.88%
2014	0.00%	188,769	13.72	2,589,667	2.63%	4.17%
2013	0.00%	157,199	13.17	2,070,182	1.79%	11.33%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.00%	119,614	14.97	1,790,352	3.22%	4.40%
2016	0.00%	103,663	14.34	1,486,258	3.16%	5.35%
2015	0.00%	100,369	13.61	1,366,006	2.90%	-0.72%
2014	0.00%	112,469	13.71	1,541,787	3.02%	5.06%
2013	0.00%	99,762	13.05	1,301,786	2.59%	-1.91%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2017	0.00%	241,818	15.92	3,850,792	2.88%	3.94%
2016	0.00%	192,140	15.32	2,943,667	3.20%	3.70%
2015	0.00%	187,063	14.77	2,763,662	2.36%	-0.32%
2014	0.00%	100,994	14.82	1,496,836	2.97%	5.09%
2013	0.00%	26,464	14.10	373,227	2.21%	-1.77%
NVIT Nationwide Fund - Class I (TRF)
2017	0.00%	149,467	25.53	3,816,621	1.31%	20.52%
2016	0.00%	58,688	21.19	1,243,413	1.90%	11.39%
2015	0.00%	40,876	19.02	777,489	1.19%	0.94%
2014	0.00%	43,756	18.84	824,554	1.16%	12.15%
2013	0.00%	45,891	16.80	771,114	1.37%	31.10%
NVIT Government Bond Fund - Class I (GBF)
2017	0.00%	152,353	15.05	2,292,512	2.20%	2.08%
2016	0.00%	147,227	14.74	2,170,150	2.04%	0.74%
2015	0.00%	118,355	14.63	1,731,730	1.90%	-0.11%
2014	0.00%	91,498	14.65	1,340,223	1.96%	4.57%
2013	0.00%	97,820	14.01	1,370,220	2.02%	-4.06%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT International Index Fund - Class II (GVIX2)
2017	0.00%	207,275	$11.57	$2,397,164	2.60%	24.56%
2016	0.00%	216,128	9.29	2,006,753	2.58%	0.75%
2015	0.00%	202,246	9.22	1,863,862	1.71%	-1.26%
2014	0.00%	311,118	9.33	2,903,734	1.80%	-6.67%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.00%	105,243	23.98	2,523,415	1.50%	18.43%
2016	0.00%	135,365	20.25	2,740,599	1.66%	9.47%
2015	0.00%	142,983	18.50	2,644,473	1.22%	-1.00%
2014	0.00%	181,101	18.68	3,383,228	1.58%	4.99%
2013	0.00%	222,191	17.79	3,953,738	1.71%	27.25%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.00%	37,766	19.73	745,248	1.79%	11.13%
2016	0.00%	41,057	17.76	729,047	1.86%	6.30%
2015	0.00%	45,409	16.70	758,521	1.59%	-0.17%
2014	0.00%	51,025	16.73	853,814	1.66%	4.59%
2013	0.00%	55,874	16.00	893,964	1.62%	13.42%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.00%	49,953	23.52	1,174,781	1.54%	14.81%
2016	0.00%	78,174	20.48	1,601,351	1.56%	7.74%
2015	0.00%	111,376	19.01	2,117,598	1.54%	-0.53%
2014	0.00%	116,249	19.11	2,222,063	1.70%	5.21%
2013	0.00%	122,047	18.17	2,217,324	1.73%	19.49%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.00%	50,734	16.39	831,520	1.93%	5.68%
2016	0.00%	54,564	15.51	846,209	1.96%	4.26%
2015	0.00%	58,187	14.87	865,497	1.61%	0.26%
2014	0.00%	67,500	14.84	1,001,370	1.71%	3.89%
2013	0.00%	81,059	14.28	1,157,489	1.46%	4.83%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.00%	230,919	20.85	4,814,835	1.75%	12.93%
2016	0.00%	259,456	18.46	4,790,611	1.77%	7.14%
2015	0.00%	326,411	17.23	5,625,098	1.36%	-0.33%
2014	0.00%	460,842	17.29	7,968,436	1.66%	5.18%
2013	0.00%	511,799	16.44	8,413,613	1.66%	16.63%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.00%	447,296	22.90	10,245,130	1.65%	16.68%
2016	0.00%	470,203	19.63	9,230,378	1.69%	8.48%
2015	0.00%	569,800	18.10	10,311,049	1.42%	-0.73%
2014	0.00%	638,050	18.23	11,630,954	1.61%	4.96%
2013	0.00%	756,842	17.37	13,144,810	1.58%	22.38%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.00%	27,336	18.77	513,194	1.80%	9.21%
2016	0.00%	30,967	17.19	532,329	1.76%	5.70%
2015	0.00%	46,837	16.26	761,701	1.30%	-0.03%
2014	0.00%	60,141	16.27	978,360	1.79%	4.74%
2013	0.00%	64,057	15.53	994,912	1.73%	10.49%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.00%	205,096	33.72	6,916,462	0.96%	15.78%
2016	0.00%	238,161	29.13	6,936,976	1.55%	20.29%
2015	0.00%	167,843	24.21	4,064,237	0.94%	-2.53%
2014	0.00%	199,670	24.84	4,960,620	1.25%	9.42%
2013	0.00%	143,174	22.71	3,250,790	1.33%	33.05%
NVIT Money Market Fund - Class I (SAM)
2017	0.00%	160,646	11.53	1,852,465	-0.01%	0.42%
2016	0.00%	173,869	11.48	1,996,529	0.00%	0.01%
2015	0.00%	194,977	11.48	2,238,740	0.00%	0.00%
2014	0.00%	215,876	11.48	2,478,704	0.00%	0.00%
2013	0.00%	347,049	11.48	3,984,842	0.00%	0.00%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Money Market Fund - Class V (SAM5)
2017	0.00%	1,649,553	$10.05	$16,578,395	0.47%	0.47%
2016	0.00%	2,053,326	10.00	20,539,590	0.03%	0.03%
2015	0.00%	2,328,978	10.00	23,289,780	0.00%	0.00%
2014	0.00%	712,040	10.00	7,120,400	0.00%	0.00%
2013	0.00%	783,055	10.00	7,830,550	0.00%	0.00%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.00%	162,497	12.00	1,949,871	1.22%	25.77%
2016	0.00%	173,313	9.54	1,653,516	1.51%	-2.12%
2015	0.00%	159,225	9.75	1,552,039	0.74%	-0.49%
2014	0.00%	142,155	9.80	1,392,485	1.06%	-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.00%	207,424	11.18	2,318,543	2.83%	22.92%
2016	0.00%	145,550	9.09	1,323,525	3.30%	5.23%
2015	0.00%	118,791	8.64	1,026,556	1.32%	-5.12%
2014	0.00%	134,160	9.11	1,221,913	1.81%	-8.92%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.00%	169,828	22.07	3,748,564	0.37%	30.20%
2016	0.00%	167,874	16.95	2,845,895	0.88%	2.19%
2015	0.00%	164,069	16.59	2,721,795	0.49%	3.43%
2014	0.00%	155,659	16.04	2,496,538	0.54%	10.44%
2013	0.00%	138,170	14.52	2,006,635	0.78%	34.74%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.00%	100,802	19.65	1,980,989	1.46%	14.54%
2016	0.00%	114,685	17.16	1,967,773	2.06%	16.35%
2015	0.00%	92,428	14.75	1,363,034	1.32%	-3.15%
2014	0.00%	81,975	15.23	1,248,212	1.48%	10.52%
2013	0.00%	55,946	13.78	770,803	1.62%	35.44%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.00%	290,871	21.86	6,358,398	0.00%	27.74%
2016	0.00%	193,743	17.11	3,315,561	0.00%	6.47%
2015	0.00%	186,375	16.07	2,995,787	0.00%	-0.18%
2014	0.00%	134,418	16.10	2,164,630	0.00%	4.04%
2013	0.00%	126,740	15.48	1,961,821	0.00%	38.94%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.00%	252,510	22.04	5,565,449	1.24%	13.95%
2016	0.00%	260,205	19.34	5,033,056	2.40%	17.72%
2015	0.00%	89,385	16.43	1,468,684	1.80%	-2.75%
2014	0.00%	38,643	16.90	652,904	2.46%	17.15%
2013	0.00%	12,836	14.42	185,122	1.92%	35.85%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.00%	19,673	24.74	486,749	1.13%	13.84%
2016	0.00%	20,833	21.73	452,792	1.31%	17.59%
2015	0.00%	31,127	18.48	575,312	1.15%	-2.89%
2014	0.00%	33,147	19.03	630,849	1.36%	17.02%
2013	0.00%	36,573	16.26	594,817	1.29%	35.68%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.00%	161,709	24.84	4,016,173	0.00%	24.92%
2016	0.00%	70,801	19.88	1,407,571	0.00%	8.30%
2015	0.00%	63,883	18.36	1,172,651	0.00%	0.76%
2014	0.00%	61,051	18.22	1,112,254	0.00%	2.81%
2013	0.00%	48,365	17.72	857,037	0.00%	44.29%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.00%	91,066	28.34	2,581,040	0.41%	9.06%
2016	0.00%	134,561	25.99	3,496,880	0.91%	25.93%
2015	0.00%	64,145	20.64	1,323,698	0.81%	-6.02%
2014	0.00%	47,076	21.96	1,033,712	0.54%	7.02%
2013	0.00%	48,920	20.52	1,003,722	0.93%	40.40%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.00%	82,002	$29.19	$2,393,852	0.00%	13.49%
2016	0.00%	79,583	25.72	2,047,136	0.36%	22.83%
2015	0.00%	76,956	20.94	1,611,608	0.40%	-1.63%
2014	0.00%	70,495	21.29	1,500,841	0.18%	0.82%
2013	0.00%	62,947	21.12	1,329,304	0.14%	40.91%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.00%	96,435	17.42	1,680,346	5.19%	6.33%
2016	0.00%	72,441	16.39	1,187,102	3.15%	8.65%
2015	0.00%	65,448	15.08	987,153	1.97%	-2.89%
2014	0.00%	64,007	15.53	994,151	3.18%	3.88%
2013	0.00%	58,991	14.95	881,989	3.32%	-1.12%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2017	0.00%	38,810	10.78	418,292	2.25%	1.95%
2016	0.00%	30,787	10.57	325,470	2.32%	2.74%
2015	0.00%	20,912	10.29	215,168	1.57%	-0.08%
2014	0.00%	32,592	10.30	335,626	1.31%	0.77%
2013	0.00%	14,974	10.22	153,023	1.38%	0.33%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.00%	5,182	11.94	61,871	1.65%	1.58%
2016	0.00%	5,333	11.75	62,684	1.55%	2.49%
2015	0.00%	5,650	11.47	64,795	1.64%	-0.34%
2014	0.00%	5,939	11.51	68,343	0.66%	0.49%
2013	0.00%	10,369	11.45	118,735	1.03%	0.11%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.00%	333,398	34.00	11,335,816	0.50%	27.31%
2016	0.00%	334,704	26.71	8,938,897	0.84%	3.63%
2015	0.00%	234,159	25.77	6,034,478	0.65%	5.09%
2014	0.00%	236,973	24.52	5,811,049	0.77%	8.80%
2013	0.00%	206,369	22.54	4,651,275	0.81%	36.70%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2017	0.00%	993,697	18.10	17,983,506	1.99%	18.65%
2016	0.00%	790,126	15.25	12,051,462	2.05%	9.52%
2015	0.00%	589,540	13.93	8,210,097	1.83%	-0.79%
2014	0.00%	430,299	14.04	6,039,978	2.38%	5.13%
2013	0.00%	197,326	13.35	2,634,524	2.70%	27.39%
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2017	0.00%	447,671	14.53	6,506,186	2.13%	11.27%
2016	0.00%	395,296	13.06	5,163,213	2.36%	6.42%
2015	0.00%	311,255	12.27	3,820,416	2.08%	-0.01%
2014	0.00%	239,612	12.28	2,941,338	2.05%	4.69%
2013	0.00%	338,593	11.73	3,970,064	2.49%	13.63%
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2017	0.00%	441,936	16.21	7,162,255	2.04%	15.00%
2016	0.00%	381,863	14.09	5,381,693	2.20%	7.95%
2015	0.00%	317,253	13.06	4,141,966	2.07%	-0.39%
2014	0.00%	229,581	13.11	3,009,148	2.31%	5.36%
2013	0.00%	144,799	12.44	1,801,347	2.50%	19.69%
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2017	0.00%	222,635	12.40	2,759,893	2.28%	5.89%
2016	0.00%	195,147	11.71	2,284,500	2.28%	4.35%
2015	0.00%	175,450	11.22	1,968,377	2.13%	0.45%
2014	0.00%	153,730	11.17	1,716,992	2.26%	4.08%
2013	0.00%	109,569	10.73	1,175,786	2.47%	4.96%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2017	0.00%	1,222,504	$15.43	$18,864,904	2.02%	13.16%
2016	0.00%	1,171,083	13.64	15,970,017	2.46%	7.28%
2015	0.00%	900,350	12.71	11,444,797	1.87%	-0.15%
2014	0.00%	955,139	12.73	12,160,047	2.17%	5.31%
2013	0.00%	680,674	12.09	8,229,174	2.19%	16.78%
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2017	0.00%	3,183,912	16.97	54,034,626	2.01%	16.83%
2016	0.00%	2,726,362	14.53	39,604,628	2.23%	8.64%
2015	0.00%	2,194,792	13.37	29,347,626	1.96%	-0.59%
2014	0.00%	1,619,407	13.45	21,781,882	2.23%	5.11%
2013	0.00%	1,028,463	12.80	13,161,273	2.81%	22.56%
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2017	0.00%	114,655	13.83	1,586,017	2.02%	9.33%
2016	0.00%	121,562	12.65	1,538,025	2.57%	5.83%
2015	0.00%	88,141	11.95	1,053,702	2.08%	0.16%
2014	0.00%	74,587	11.94	890,242	2.69%	4.88%
2013	0.00%	33,484	11.38	381,071	2.62%	10.68%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.00%	56,049	19.09	1,070,061	2.08%	22.72%
2016	0.00%	56,090	15.56	872,615	2.19%	1.12%
2015	0.00%	52,105	15.39	801,675	1.85%	-3.90%
2014	0.00%	51,746	16.01	828,480	3.69%	-8.15%
2013	0.00%	51,705	17.43	901,241	1.95%	20.09%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.00%	105,078	25.22	2,650,441	3.18%	18.00%
2016	0.00%	92,314	21.38	1,973,374	2.77%	17.89%
2015	0.00%	86,860	18.13	1,575,057	1.62%	-6.30%
2014	0.00%	82,984	19.35	1,605,920	1.87%	9.17%
2013	0.00%	65,274	17.73	1,157,106	0.00%	35.64%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.00%	808,062	17.04	13,771,204	2.35%	6.50%
2016	0.00%	717,274	16.00	11,478,301	2.30%	7.35%
2015	0.00%	581,175	14.91	8,663,805	2.94%	-5.36%
2014	0.00%	497,732	15.75	7,839,885	3.25%	28.88%
2013	0.00%	438,421	12.22	5,358,066	1.73%	3.05%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2017	0.00%	13,557	15.09	204,587	1.45%	17.98%
2016	0.00%	19,110	12.79	244,444	2.35%	11.54%
2015	0.00%	11,510	11.47	131,996	4.05%	-3.00%
2014	0.00%	2,410	11.82	28,493	2.57%	3.34%
2013	0.00%	1,092	11.44	12,494	2.26%	14.41%	****
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2017	0.00%	75,731	14.03	1,062,161	1.62%	14.00%
2016	0.00%	68,392	12.30	841,429	1.51%	8.96%
2015	0.00%	64,488	11.29	728,131	2.23%	-1.70%
2014	0.00%	50,922	11.49	584,877	4.29%	2.09%
2013	0.00%	821	11.25	9,237	5.22%	12.51%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2017	0.00%	464,059	17.40	8,075,992	0.98%	14.18%
2016	0.00%	366,620	15.24	5,587,881	1.46%	20.87%
2015	0.00%	199,927	12.61	2,521,066	1.51%	-4.88%
2014	0.00%	89,884	13.26	1,191,600	1.19%	4.55%
2013	0.00%	36,792	12.68	466,520	2.64%	26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2017	0.00%	1,967,555	18.42	36,241,814	2.06%	21.53%
2016	0.00%	1,441,302	15.16	21,845,378	2.36%	11.66%
2015	0.00%	819,523	13.57	11,123,741	2.51%	1.16%
2014	0.00%	384,476	13.42	5,158,659	2.94%	13.36%
2013	0.00%	137,283	11.84	1,624,875	4.33%	18.36%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.00%	48,450	$12.44	$602,666	1.44%	0.89%
2016	0.00%	47,033	12.33	579,872	1.24%	1.22%
2015	0.00%	44,126	12.18	537,479	1.37%	0.18%
2014	0.00%	55,145	12.16	670,464	1.73%	0.61%
2013	0.00%	74,467	12.08	899,896	2.43%	0.62%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.00%	2,482	12.46	30,914	0.00%	24.56%
2016	0.00%	2,297	10.00	22,968	0.00%	4.16%
2015	0.00%	5,594	9.60	53,701	0.00%	-4.00%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.00%	4,834	27.99	135,299	0.50%	18.43%
2016	0.00%	5,657	23.63	133,696	0.70%	9.86%
2015	0.00%	6,205	21.51	133,483	0.47%	-0.46%
2014	0.00%	8,644	21.61	186,817	0.39%	10.38%
2013	0.00%	8,706	19.58	170,461	0.69%	37.60%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2017	0.00%	158,248	11.90	1,883,707	1.50%	10.58%
2016	0.00%	145,440	10.76	1,565,545	1.38%	6.02%
2015	0.00%	68,339	10.15	693,845	1.23%	-4.54%
2014	0.00%	49,812	10.64	529,777	1.10%	3.00%
2013	0.00%	24,676	10.33	254,810	1.18%	3.26%	****
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2017	0.00%	247,982	12.42	3,080,200	1.58%	17.45%
2016	0.00%	195,061	10.58	2,062,864	1.70%	5.51%
2015	0.00%	149,849	10.02	1,502,005	1.54%	-9.22%
2014	0.00%	66,382	11.04	732,931	1.64%	1.18%
2013	0.00%	4,285	10.91	46,758	0.56%	9.12%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2017	0.00%	177,464	12.38	2,196,461	1.59%	13.83%
2016	0.00%	166,044	10.87	1,805,368	1.61%	6.14%
2015	0.00%	47,282	10.24	484,331	1.29%	-6.46%
2014	0.00%	39,788	10.95	435,725	1.43%	2.75%
2013	0.00%	12,476	10.66	132,970	1.11%	6.58%	****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.00%	194,558	21.41	4,164,551	0.87%	36.66%
2016	0.00%	211,761	15.66	3,316,742	1.11%	0.08%
2015	0.00%	211,247	15.65	3,305,980	1.31%	3.94%
2014	0.00%	181,521	15.06	2,732,979	1.12%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.00%	152,357	11.64	1,772,913	1.46%	26.29%
2016	0.00%	102,503	9.21	944,473	1.16%	-2.12%
2015	0.00%	44,698	9.41	420,761	0.95%	3.43%
2014	0.00%	5,259	9.10	47,862	0.26%	-8.99%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.00%	101,460	27.18	2,757,541	1.28%	16.91%
2016	0.00%	95,363	23.25	2,216,969	1.05%	11.62%
2015	0.00%	81,978	20.83	1,707,451	1.11%	3.33%
2014	0.00%	114,266	20.16	2,303,290	0.75%	10.70%
2013	0.00%	73,971	18.21	1,346,894	1.08%	31.77%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.00%	77,458	31.58	2,445,884	0.86%	14.16%
2016	0.00%	73,488	27.66	2,032,766	0.51%	18.05%
2015	0.00%	70,071	23.43	1,641,855	0.92%	-5.90%
2014	0.00%	66,904	24.90	1,665,918	0.84%	11.93%
2013	0.00%	77,262	22.25	1,718,731	0.97%	41.01%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2017	0.00%	43,130	$11.57	$498,956	2.30%	6.27%
2016	0.00%	41,201	10.89	448,509	5.08%	6.53%
2015	0.00%	42,312	10.22	432,359	5.97%	-2.26%
2014	0.00%	45,104	10.45	471,547	2.70%	2.84%
2013	0.00%	18,724	10.17	190,349	4.57%	-0.13%
All Asset Portfolio - Administrative Class (PMVAAA)
2017	0.00%	52,311	12.61	659,392	4.71%	13.54%
2016	0.00%	54,627	11.10	606,461	2.72%	12.93%
2015	0.00%	50,255	9.83	494,046	3.53%	-8.99%
2014	0.00%	43,417	10.80	468,968	5.66%	0.47%
2013	0.00%	23,803	10.75	255,895	4.60%	0.27%
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2017	0.00%	422,955	6.49	2,746,634	10.83%	2.15%
2016	0.00%	273,721	6.36	1,740,064	1.18%	15.16%
2015	0.00%	159,212	5.52	878,918	2.09%	-25.70%
2014	0.00%	15,319	7.43	113,826	0.42%	-25.70%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2017	0.00%	63,546	13.69	870,114	1.68%	10.85%
2016	0.00%	59,943	12.35	740,475	1.21%	3.01%
2015	0.00%	60,781	11.99	728,915	1.51%	-7.08%
2014	0.00%	71,102	12.91	917,683	2.10%	0.40%
2013	0.00%	73,260	12.85	941,753	1.79%	-6.47%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.00%	320,821	12.93	4,146,637	1.34%	1.35%
2016	0.00%	299,290	12.75	3,816,695	1.49%	1.41%
2015	0.00%	292,515	12.58	3,678,571	3.45%	0.31%
2014	0.00%	311,781	12.54	3,908,779	1.14%	0.85%
2013	0.00%	261,520	12.43	3,251,061	1.43%	-0.13%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.00%	627,442	12.26	7,689,732	2.02%	4.92%
2016	0.00%	505,653	11.68	5,906,439	2.07%	2.69%
2015	0.00%	440,626	11.38	5,012,259	5.51%	0.44%
2014	0.00%	293,604	11.33	3,325,356	2.35%	4.27%
2013	0.00%	192,991	10.86	2,096,284	2.21%	-1.96%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	0.00%	6,810	13.53	92,147	0.33%	13.11%
2016	0.00%	6,093	11.96	72,889	0.30%	4.34%
2015	0.00%	5,234	11.47	60,010	0.13%	-5.82%
2014	0.00%	2,097	12.17	25,528	0.05%	3.95%
2013	0.00%	1,089	11.71	12,754	0.11%	13.57%
VT International Value Fund: Class IA (PVIVIA)
2017	0.00%	252	10.70	2,697	0.00%	7.03%	****
VT Equity Income Fund: Class IA (PVEIIA)
2017	0.00%	61	11.03	673	0.00%	10.32%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.00%	63,000	10.99	692,546	0.00%	3.67%
2016	0.00%	41,437	10.60	439,364	0.10%	-0.48%
2015	0.00%	33,423	10.65	356,113	0.63%	1.85%
2014	0.00%	23,012	10.46	240,736	0.00%	4.66%
2013	0.00%	11,245	10.00	112,401	0.00%	-0.04%	****
T. Rowe Price Health Sciences Portfolio (TRHSP)
2017	0.00%	482,396	28.11	13,562,105	0.00%	27.58%
2016	0.00%	459,805	22.04	10,132,190	0.00%	-10.48%
2015	0.00%	410,034	24.62	10,093,566	0.00%	12.76%
2014	0.00%	306,853	21.83	6,698,898	0.00%	31.57%
2013	0.00%	176,380	16.59	2,926,699	0.00%	50.86%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Health Sciences Portfolio - II (TRHS2)
2017	0.00%	42,132	$38.83	$1,636,163	0.00%	27.31%
2016	0.00%	36,976	30.50	1,127,938	0.00%	-10.72%
2015	0.00%	53,571	34.17	1,830,282	0.00%	12.47%
2014	0.00%	53,615	30.38	1,628,684	0.00%	31.22%
2013	0.00%	55,307	23.15	1,280,328	0.00%	50.51%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.00%	318,061	8.26	2,626,353	0.00%	-1.70%
2016	0.00%	328,844	8.40	2,762,306	0.36%	43.71%
2015	0.00%	325,022	5.85	1,899,807	0.03%	-33.45%
2014	0.00%	247,769	8.78	2,176,042	0.08%	-19.10%
2013	0.00%	195,493	10.86	2,122,341	0.63%	10.53%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2017	0.00%	19,898	12.18	242,401	0.44%	15.70%
2016	0.00%	17,399	10.53	183,202	0.93%	2.36%
2015	0.00%	10,519	10.29	108,206	0.00%	-0.71%
2014	0.00%	680	10.36	7,045	1.15%	3.60%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2017	0.00%	18,201	11.94	217,326	0.45%	13.80%
2016	0.00%	16,308	10.49	171,111	0.57%	1.81%
2015	0.00%	11,607	10.31	119,618	0.00%	-0.43%
2014	0.00%	8,102	10.35	83,854	1.40%	3.50%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.00%	775,408	14.35	11,123,674	1.58%	18.27%
2016	0.00%	829,304	12.13	10,058,879	0.58%	-2.57%
2015	0.00%	883,083	12.45	10,993,504	0.36%	-8.35%
2014	0.00%	788,389	13.58	10,708,359	0.47%	-5.26%
2013	0.00%	638,838	14.34	9,159,250	1.26%	25.13%
Variable Insurance Portfolios - Balanced (WRBP)
2017	0.00%	26,009	19.42	505,051	1.61%	11.37%
2016	0.00%	25,157	17.44	438,640	1.23%	2.03%
2015	0.00%	21,048	17.09	359,696	0.90%	-0.32%
2014	0.00%	20,054	17.15	343,827	0.85%	7.57%
2013	0.00%	13,424	15.94	213,949	1.43%	23.70%
Variable Insurance Portfolios - Bond (WRBDP)
2017	0.00%	55,687	14.57	811,608	1.59%	4.01%
2016	0.00%	53,743	14.01	753,046	2.37%	4.03%
2015	0.00%	54,763	13.47	737,588	2.92%	0.20%
2014	0.00%	57,305	13.44	770,279	3.81%	4.34%
2013	0.00%	51,425	12.88	662,510	3.41%	-2.09%
Variable Insurance Portfolios - Core Equity (WRCEP)
2017	0.00%	43,740	24.07	1,052,761	0.44%	20.75%
2016	0.00%	39,895	19.93	795,194	0.44%	3.74%
2015	0.00%	37,756	19.21	725,440	0.36%	-0.69%
2014	0.00%	35,630	19.35	689,372	0.49%	9.68%
2013	0.00%	33,450	17.64	590,083	0.54%	33.51%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2017	0.00%	40,229	18.68	751,394	1.25%	15.56%
2016	0.00%	40,070	16.16	647,647	1.25%	6.95%
2015	0.00%	41,769	15.11	631,213	1.29%	-2.06%
2014	0.00%	44,520	15.43	686,904	1.16%	9.84%
2013	0.00%	41,681	14.05	585,492	1.57%	29.61%
Variable Insurance Portfolios - Energy (WRENG)
2017	0.00%	39,794	9.07	361,003	0.82%	-12.64%
2016	0.00%	35,294	10.38	366,522	0.14%	34.55%
2015	0.00%	33,949	7.72	262,020	0.06%	-22.14%
2014	0.00%	27,758	9.91	275,166	0.00%	-10.56%
2013	0.00%	23,693	11.08	262,601	0.00%	27.76%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Global Bond (WRGBP)
2017	0.00%	7,453	$11.72	$87,318	2.65%	4.27%
2016	0.00%	6,312	11.24	70,924	3.39%	7.04%
2015	0.00%	4,841	10.50	50,819	3.63%	-2.65%
2014	0.00%	5,281	10.78	56,950	2.14%	0.18%
2013	0.00%	3,428	10.76	36,899	0.00%	1.74%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2017	0.00%	105,081	6.33	664,713	0.13%	2.97%
2016	0.00%	98,985	6.14	608,101	0.69%	23.81%
2015	0.00%	98,330	4.96	487,905	0.10%	-22.39%
2014	0.00%	86,252	6.39	551,472	0.00%	-13.04%
2013	0.00%	75,192	7.35	552,820	0.00%	7.80%
Variable Insurance Portfolios - Growth (WRGP)
2017	0.00%	40,853	24.99	1,020,823	0.25%	29.34%
2016	0.00%	39,645	19.32	765,929	0.02%	1.22%
2015	0.00%	42,679	19.09	814,572	0.11%	7.17%
2014	0.00%	37,725	17.81	671,857	0.40%	11.81%
2013	0.00%	32,495	15.93	517,582	0.42%	36.46%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.00%	168,597	21.96	3,701,581	5.56%	6.68%
2016	0.00%	161,734	20.58	3,328,616	7.47%	16.19%
2015	0.00%	175,522	17.71	3,109,144	6.21%	-6.50%
2014	0.00%	175,721	18.95	3,329,223	4.46%	1.90%
2013	0.00%	132,052	18.59	2,455,110	4.37%	10.50%
Variable Insurance Portfolios - International Growth (WRIP)
2017	0.00%	38,940	16.23	631,817	0.05%	24.52%
2016	0.00%	38,030	13.03	495,537	0.22%	-3.04%
2015	0.00%	39,844	13.44	535,443	0.43%	3.39%
2014	0.00%	39,416	13.00	512,304	2.08%	0.96%
2013	0.00%	34,299	12.87	441,577	0.88%	19.23%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2017	0.00%	35,485	16.60	589,218	1.39%	23.15%
2016	0.00%	32,614	13.48	439,727	1.33%	1.08%
2015	0.00%	33,339	13.34	444,685	1.31%	-0.94%
2014	0.00%	33,062	13.46	445,162	2.46%	1.44%
2013	0.00%	29,839	13.27	396,049	1.57%	24.91%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2017	0.00%	3,374	11.06	37,307	1.58%	1.40%
2016	0.00%	2,904	10.90	31,667	1.49%	1.94%
2015	0.00%	2,057	10.70	22,003	1.78%	0.87%
2014	0.00%	1,038	10.60	11,007	0.61%	0.97%
2013	0.00%	636	10.50	6,679	0.00%	-0.54%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2017	0.00%	15,010	22.05	330,953	0.00%	8.83%
2016	0.00%	14,166	20.26	287,007	0.00%	13.29%
2015	0.00%	14,352	17.88	256,658	0.00%	-9.16%
2014	0.00%	14,079	19.69	277,165	0.00%	-1.74%
2013	0.00%	15,170	20.04	303,932	0.00%	57.28%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.00%	79,195	28.34	2,244,430	0.00%	26.89%
2016	0.00%	80,928	22.33	1,807,436	0.00%	6.12%
2015	0.00%	78,294	21.05	1,647,831	0.00%	-5.78%
2014	0.00%	76,723	22.34	1,713,817	0.00%	7.87%
2013	0.00%	47,242	20.71	978,291	0.00%	29.94%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Money Market (WRMMP)
2017	0.00%	22,369	$10.26	$229,563	0.58%	0.59%
2016	0.00%	21,205	10.20	216,350	0.12%	0.13%
2015	0.00%	21,435	10.19	218,415	0.02%	0.02%
2014	0.00%	24,098	10.19	245,499	0.02%	0.02%
2013	0.00%	14,649	10.19	149,206	0.02%	0.02%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017	0.00%	70,963	20.18	1,432,191	0.89%	19.83%
2016	0.00%	71,542	16.84	1,204,894	1.49%	4.80%
2015	0.00%	71,509	16.07	1,149,131	2.66%	0.34%
2014	0.00%	54,841	16.02	878,300	0.83%	4.86%
2013	0.00%	47,599	15.27	726,995	1.25%	27.13%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2017	0.00%	19,521	16.20	316,308	0.75%	10.51%
2016	0.00%	25,268	14.66	370,495	1.16%	2.84%
2015	0.00%	24,921	14.26	355,308	1.15%	0.45%
2014	0.00%	22,646	14.19	321,424	1.06%	3.39%
2013	0.00%	20,523	13.73	281,738	1.68%	14.75%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2017	0.00%	226,959	18.14	4,116,923	0.75%	14.69%
2016	0.00%	224,105	15.82	3,544,318	1.26%	3.64%
2015	0.00%	211,475	15.26	3,226,948	1.66%	0.32%
2014	0.00%	194,879	15.21	2,964,257	1.01%	4.24%
2013	0.00%	180,214	14.59	2,629,772	1.11%	20.83%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	0.00%	330,943	19.11	6,325,285	0.80%	16.72%
2016	0.00%	305,075	16.38	4,995,693	1.57%	4.52%
2015	0.00%	273,926	15.67	4,291,702	2.27%	0.06%
2014	0.00%	233,464	15.66	3,655,574	0.99%	4.61%
2013	0.00%	203,816	14.97	3,050,600	1.13%	23.81%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2017	0.00%	25,929	17.21	446,129	0.81%	12.77%
2016	0.00%	26,886	15.26	410,226	1.26%	3.10%
2015	0.00%	26,953	14.80	398,882	1.51%	0.33%
2014	0.00%	28,051	14.75	413,773	0.95%	3.88%
2013	0.00%	25,181	14.20	357,569	1.28%	17.71%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2017	0.00%	12,914	19.39	250,445	1.32%	5.39%
2016	0.00%	13,098	18.40	241,032	1.04%	4.26%
2015	0.00%	13,130	17.65	231,737	1.00%	4.78%
2014	0.00%	16,165	16.84	272,280	0.99%	30.17%
2013	0.00%	13,656	12.94	176,713	1.28%	1.13%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	0.00%	57,612	30.33	1,747,311	0.00%	32.12%
2016	0.00%	59,608	22.96	1,368,386	0.00%	1.54%
2015	0.00%	54,747	22.61	1,237,707	0.00%	-2.88%
2014	0.00%	49,900	23.28	1,161,570	0.00%	2.91%
2013	0.00%	45,529	22.62	1,029,846	0.00%	56.38%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2017	0.00%	27,598	21.92	604,822	0.00%	23.12%
2016	0.00%	25,978	17.80	462,423	0.00%	2.91%
2015	0.00%	27,893	17.30	482,448	0.00%	1.88%
2014	0.00%	24,056	16.98	408,393	0.00%	1.59%
2013	0.00%	20,355	16.71	340,138	0.00%	43.36%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2017	0.00%	11,906	26.63	317,010	0.00%	13.73%
2016	0.00%	12,660	23.41	296,402	0.40%	28.88%
2015	0.00%	13,964	18.17	253,676	0.09%	-5.58%
2014	0.00%	14,649	19.24	281,862	0.09%	7.05%
2013	0.00%	14,244	17.97	256,027	0.84%	33.53%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Value (WRVP)
2017	0.00%	16,590	$23.27	$386,094	1.41%	12.49%
2016	0.00%	15,404	20.69	318,678	1.17%	11.14%
2015	0.00%	15,954	18.61	296,974	0.76%	-3.91%
2014	0.00%	13,733	19.37	266,046	1.06%	10.94%
2013	0.00%	12,223	17.46	213,435	0.78%	35.34%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.00%	49,488	33.44	1,654,734	0.00%	25.86%
2016	0.00%	37,321	26.57	991,523	0.00%	7.75%
2015	0.00%	34,719	24.66	856,078	0.00%	-2.88%
2014	0.00%	39,011	25.39	990,453	0.00%	-1.88%
2013	0.00%	34,700	25.87	897,854	0.00%	50.23%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	112,470	20.71	2,328,942	1.30%	27.34%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	32,076	19.12	613,280	1.92%	-0.97%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	39,434	18.24	719,139	2.49%	22.98%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	108,142	20.70	2,238,594	4.83%	1.64%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	460	21.46	9,871	0.31%	11.45%
2013	0.00%	437	19.25	8,414	0.59%	30.29%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	182,265	18.20	3,317,703	6.89%	6.94%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	273,011	19.48	5,318,659	1.29%	0.75%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	42,501	11.52	489,557	0.62%	17.81%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	121,476	16.56	2,011,061	1.30%	-8.18%
2013	0.00%	113,452	18.03	2,045,465	1.43%	30.30%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	260,837	11.84	3,088,679	2.87%	21.27%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	98,964	12.17	1,204,056	1.39%	21.34%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	90,865	12.78	1,160,819	2.30%	21.42%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	104,079	15.81	1,645,914	0.34%	4.67%
2014	0.00%	106,354	15.11	1,606,880	0.40%	11.33%
2013	0.00%	58,806	13.57	798,071	0.78%	29.74%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	1,750	16.13	28,219	0.00%	3.47%
2013	0.00%	1,218	15.58	18,982	0.00%	45.83%

2017	Contract Owners’ Equity:				$867,345,870
2016	Contract Owners’ Equity:				$676,479,788
2015	Contract Owners’ Equity:				$534,651,674
2014	Contract Owners’ Equity:				$448,131,939
2013	Contract Owners’ Equity:				$353,512,339
*	This represents the annual policy expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors

Nationwide Life and Annuity Insurance Company:

We have audited the accompanying financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2017, and the related notes to the statutory financial statements (“financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the years in the three year period ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flow for each of the years in the three year period ended December 31, 2017, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts, is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X to comply with the filing instructions for the Securities and Exchange Commission’s Form N-6. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 9, 2018

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2017	2016
Admitted assets
Invested assets
Bonds	$13,184,534	$9,503,446
Stocks	6,757	—
Mortgage loans, net of allowance	3,402,070	2,331,498
Policy loans	84,568	63,898
Derivative assets	803,455	324,722
Cash, cash equivalents and short-term investments	943,406	406,510
Securities lending collateral assets	92,694	29,005
Other invested assets	210,808	162,167

Total invested assets	$18,728,292	$12,821,246
Accrued investment income	146,148	113,459
Current federal income tax recoverable	—	20,304
Other assets	81,012	74,498
Separate account assets	1,652,825	1,436,693

Total admitted assets	$20,608,277	$14,466,200

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$15,678,680	$10,831,449
Policyholders dividend accumulation	139	122
Asset valuation reserve	102,882	75,679
Other policyholder funds	1,517	1,561
Funds held under coinsurance	951,259	878,025
Current federal income taxes payable	47,627	—
Securities Lending Payable	92,603	28,995
Other liabilities	872,243	374,051
Accrued transfers from separate accounts	(131,068)	(128,623)
Separate account liabilities	1,652,825	1,436,693

Total liabilities	$19,268,707	$13,497,952

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$2,640	$2,640
Additional paid-in capital	2,065,625	1,665,625
Unassigned deficit	(728,695)	(700,017)

Total capital and surplus	$1,339,570	$968,248

Total liabilities, capital and surplus	$20,608,277	$14,466,200

See accompanying notes to statutory financial statements.

3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2017	2016	2015
Revenues
Premiums and annuity considerations	$5,656,427	$3,565,161	$3,315,961
Net investment income	582,676	439,481	309,606
Amortization of interest maintenance reserve	(3,204)	(1,221)	460
Commissions and expense allowances on reinsurance ceded	45,421	44,313	41,235
Reserve adjustment on reinsurance ceded	(545,998)	(232,194)	(249,644)
Other revenues	159,002	146,046	130,017

Total revenues	$5,894,324	$3,961,586	$3,547,635

Benefits and expenses
Benefits to policyholders and beneficiaries	$404,663	$290,402	$213,327
Increase in reserves for future policy benefits and claims	4,843,748	3,046,064	2,722,243
Net transfers to separate accounts	71,602	74,685	44,442
Commissions	627,187	494,703	466,238
Dividends to policyholders	759	735	896
Other expenses	331,334	294,020	272,206

Total benefits and expenses	$6,279,293	$4,200,609	$3,719,352

Loss before federal income tax (expense) benefit and net realized capital gains on investments	$(384,969)	$(239,023)	$(171,717)
Federal income tax (expense) benefit	(37,877)	8,584	77,250

Loss before net realized capital gains on investments	$(422,846)	$(230,439)	$(94,467)
Net realized capital gains (losses) on investments, net of federal income tax (expense) benefit of $(3,160), $4,176 and $(1,250) in 2017, 2016 and 2015, respectively, and excluding $(3,363), $(10,457) and $(3,722) and of net realized capital losses transferred to the interest maintenance reserve in 2017, 2016 and 2015, respectively	146,583	3,796	(4,985)

Net loss	$(276,263)	$(226,643)	$(99,452)

See accompanying notes to statutory financial statements.

4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2014	$2,640	$1,055,625	$(367,642)	$690,623
Capital contribution from Nationwide Life Insurance Company	—	220,000	—	220,000
Net loss	—	—	(99,452)	(99,452)
Change in asset valuation reserve	—	—	(14,492)	(14,492)
Change in deferred income taxes	—	—	(4,842)	(4,842)
Change in nonadmitted assets	—	—	(23,273)	(23,273)
Change in net unrealized capital gains and losses, net tax benefit of $18,312	—	—	(29,310)	(29,310)
Cumulative effect of change in accounting principle	—	—	8,742	8,742
Aggregate write-ins for losses in surplus	—	—	(12,949)	(12,949)

Balance as of December 31, 2015	$2,640	$1,275,625	$(543,218)	$735,047
Capital contribution from Nationwide Life Insurance Company	—	390,000	—	390,000
Net loss	—	—	(226,643)	(226,643)
Change in asset valuation reserve	—	—	(17,068)	(17,068)
Change in deferred income taxes	—	—	(33,748)	(33,748)
Change in nonadmitted assets	—	—	61,478	61,478
Change in liability for reinsurance in unauthorized companies	—	—	(241)	(241)
Change in net unrealized capital gains and losses, net tax expense of $50,645	—	—	94,056	94,056
Correction of errors (Note 2)	—	—	(21,080)	(21,080)
Aggregate write-ins for losses in surplus	—	—	(13,553)	(13,553)

Balance as of December 31, 2016	$2,640	$1,665,625	$(700,017)	$968,248
Capital contribution from Nationwide Life Insurance Company	—	400,000	—	400,000
Net loss	—	—	(276,263)	(276,263)
Change in asset valuation reserve	—	—	(27,203)	(27,203)
Change in deferred income taxes	—	—	50,290	50,290
Change in nonadmitted assets	—	—	(19,635)	(19,635)
Change in liability for reinsurance in unauthorized companies	—	—	241	241
Change in net unrealized capital gains and losses, net tax expense of $50,290	—	—	260,316	260,316
Aggregate write-ins for losses in surplus	—	—	(16,424)	(16,424)

Balance as of December 31, 2017	$2,640	$2,065,625	$(728,695)	$1,339,570

See accompanying notes to statutory financial statements.

5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2017	2016	2015
Cash flows from operating activities
Premiums collected, net of reinsurance	$5,653,679	$3,564,764	$3,303,018
Net investment income	564,948	422,416	292,519
Other revenue	204,453	190,350	171,237
Policy benefits and claims paid	(951,220)	(502,145)	(453,979)
Commissions, operating expenses and taxes, other than federal income tax paid	(957,090)	(790,198)	(733,917)
Net transfers to separate accounts	(74,047)	(81,818)	(62,371)
Policyholders’ dividends paid	(780)	(765)	(843)
Federal income taxes recovered	26,894	79,461	67,431

Net cash provided by operating activities	$4,466,837	$2,882,065	$2,583,095

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds	$721,099	$454,964	$507,100
Mortgage loans	62,987	88,864	105,704
Other invested assets	480,385	308,290	42,865

Investment proceeds	$1,264,471	$852,118	$655,669

Cost of investments acquired
Bonds	$(4,391,688)	$(2,792,417)	$(2,449,081)
Stocks	(3,213)	—	—
Mortgage loans	(1,137,055)	(1,018,785)	(815,978)
Derivative assets	(54,563)	(78,034)	(47,193)
Other invested assets	(128,374)	(74,213)	(69,569)

Investments acquired	$(5,714,893)	$(3,963,449)	$(3,381,821)

Net increase in policy loans	(20,675)	(11,930)	(9,272)

Net cash used in investing activities	$(4,471,097)	$(3,123,261)	$(2,735,424)

Cash flows from financing activities and miscellaneous sources
Capital contribution from Nationwide Life Insurance Company	$400,000	$390,000	$220,000
Net change in deposits on deposit-type contract funds and other insurance liabilities	(372)	7	(241)
Other cash provided	141,528	14,052	51,795

Net cash provided by financing activities and miscellaneous sources	$541,156	$404,059	$271,554

Net increase in cash, cash equivalents and short-term investments	$536,896	$162,863	$119,225
Cash, cash equivalents and short-term investments at beginning of year	406,510	243,647	124,422

Cash, cash equivalents and short-term investments at end of year	$943,406	$406,510	$243,647

Supplemental disclosure of non cash activity
Exchange of bond investment to bond investment	$107,137	$84,946	$159,418
Tax credit commitment liabilities	958	1,280	—
Capitalized interest on mortgage loans	1,332	729	14
Capitalized interest on bonds	—	17	92
Exchange of bond investment to equity investment	4,267	—	—

See accompanying notes to statutory financial statements.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC.

The Company’s wholly owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a Vermont domiciled special purpose financial insurance company established for the purpose of assuming certain universal life and term life insurance policies from NLAIC.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Reconciliation to Annual Statement

In the 2017 Annual Statement, the Company reported $33,484 of intercompany bond acquisitions as a non-cash transaction in the current year statement of cash flow as intercompany transfer of securities in. For the audited statutory statement of cash flow, these acquisitions have been reclassified and appropriately presented to cost of investments acquired - bonds within net cash used in investing activities and other cash provided within net cash provided by financing activities and miscellaneous sources.

In the 2017 Annual Statement, the Company presented certain cash flow activity relating to its net derivative gains in proceeds from other invested assets in investing activities in the current year statement of cash flow. For the audited statutory annual financial statements, these cash flows have been reclassified and presented as cost of derivative assets acquired in investing activities. The amount of the reclassification between investing activities lines was $424,921, which had no impact to net cash used in investing activities in the statutory statements of cash flow.

Accounting Changes and Corrections of Errors

During 2016, the Company identified and corrected an error in its cash surrender value calculation for certain indexed universal life and variable universal life insurance policies that include a specific benefit rider option that reduces surrender charges for the first four policy years in exchange for an extended commission chargeback schedule. The Company reported the inception-to-date change through December 31, 2015, an increase in future policy benefits and claims of $16,300 with a related deferred tax benefit of $5,705, as an adjustment to unassigned deficit as it was deemed a correction of an error.

During 2016, the Company identified and changed an intercompany commission expense allocation with its parent company impacting several life insurance and annuity products. The Company reported the change impacting the years 2013 through 2015, an increase in commission expense of $16,131 with a related current tax benefit of $5,646, as an adjustment to unassigned deficit as it was deemed a correction of an error.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

During 2015, the Company recorded a change related to the classification of certain investments in the asset valuation reserve calculation (“AVR”). The Company revised its practice regarding the classification of investments in affiliated insurers within the AVR calculation, when characteristics in these investments are similar to other subsidiary, controlled, and affiliated company common stocks owned. As a result of this change, the Company recorded a decrease in the AVR and an increase in statutory capital and surplus of $8,742, as of January 1, 2015.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

The Company’s subsidiary, Olentangy, was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted value which increased the subsidiary’s valuation by $56,000 as of December 31, 2017 and 2016.

There was no difference in the Company’s net income as a result of this permitted practice. A reconciliation of the Company’s capital and surplus between the National Association of Insurance Commissioners Accounting Practices and Procedures manual (“NAIC SAP”) and this permitted practice is shown below:

(in thousands)	SSAP #	F/S Page	State of Domicile	As of December 31, 2017	As of December 31, 2016
Capital and Surplus
Statutory Capital and Surplus			OH	$1,339,570	$968,248
State Permitted Practice:
Subsidiary valuation	20	3	VT	(56,000)	(56,000)

Statutory Capital and Surplus, NAIC SAP				$1,283,570	$912,248

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the National Association of Insurance Commissioners (“NAIC”) and state regulatory authorities;

•	assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•	an asset valuation reserve is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•	an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	policy acquisition costs are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are credited or charged directly to capital and surplus;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory mortality and interest requirements without the consideration of withdrawals.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “3” through “6”, which are stated at the lower of amortized cost or fair value;

•	subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in other invested assets;

•	equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•	undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

•	changes in non-specific mortgage loan reserves are recorded directly in surplus as net unrealized capital gains or losses;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to surplus;

•	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•	Changes in deferred federal income taxes, including impact of changes in tax rates due to enactment of the Tax Cuts and Jobs Act, are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of the prior reporting period’s adjusted statutory surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Nonadmitted Assets

•	In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1980 Commissioner’s Standard Ordinary (“CSO”) table at an interest rate of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For some variable universal life contracts issued in 2017, the Company has calculated its reserves under Valuation Manual (“VM”) 20: Requirements for Principle-Based Reserves for Life Products.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The Company has calculated its reserves for fixed annuity products with indexed crediting options, including those with withdrawal benefits, under Actuarial Guideline XXXIII “Determining CARVM Reserves for Annuity Contracts with Elective Benefits” and Actuarial Guideline XXXV “The Application of the Commissioners Annuity Reserve Method to Equity Indexed Annuities”.

As of December 31, 2017 and 2016, the Company calculated its reserves for variable annuity products with guaranteed minimum death and income benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of VM-21: Requirements for Principle-Based Reserves for Variable Annuities, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are generally recorded at fair value based on the methodology that would be applicable to the underlying assets. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. The value of separate account liabilities is set to equal the fair value for separate account assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the beneficiary has the option to receive an interest bearing deposit account with an affiliated banking institution, Nationwide Bank. In the case that the interest-bearing deposit account is selected by the beneficiary, the deposits are Federal Deposit Insurance Corporation insured and the Company has disposed of its policyholder liabilities and related assets. Interest earned by the beneficiary is consistent with interest earned on all other Nationwide Bank interest-bearing checking account deposits. While receipt of a deposit account with Nationwide Bank is an option available to the beneficiary during settlement of a death claim, the default death benefit settlement method is payment to the beneficiary in the form of a check.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “3” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Investment in subsidiary. The investment in the Company’s wholly owned subsidiary, Olentangy, is recorded using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory capital and surplus, adjusted to report investments in surplus notes separately. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. Investments in affiliated companies are included in other invested assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Other invested assets. Other invested assets consist primarily of investments in partnerships, limited liability companies and joint ventures. These investments are reported using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, foreign currency and equity markets. These derivative instruments primarily include cross-currency swaps, futures contracts and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•	for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•	for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. Effective January 1, 2014, the Company changed its amortization method from the seriatim method to the grouped method on a prospective basis. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. The IMR liability as of December 31, 2013 continues to be amortized over the remaining life of each bond and mortgage loan under the seriatim basis. Under the seriatim basis, an amortization schedule was calculated for each disposed bond or mortgage loan using the capital gain or loss, net of capital gains tax.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion (portion above 15% of the prior reporting period’s stand-alone legal entity adjusted statutory capital and surplus) and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

14

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Subsequent Events

On March 26, 2018, after the 2017 Annual Statement was filed, the Company received a capital contribution of $50,000 from NLIC.

The Company evaluated subsequent events through April 9, 2018, the date the statutory financial statements were issued.

15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(3)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2017
Subject to discretionary withdrawal:
With market value adjustment	$8,734,837	$—	$—	$8,734,837	73.95%
At book value less current surrender charge of 5% or more	744,511	—	—	744,511	6.30%
At fair value	6,225	—	431,014	437,239	3.70%

Total with market value adjustment or at fair value	$9,485,573	$—	$431,014	$9,916,587	83.96%
At book value without adjustment (minimal or no charge or adjustment)	1,854,927	—	—	1,854,927	15.70%
Not subject to discretionary withdrawal	38,963	—	893	39,856	0.34%

Total, gross	$11,379,463	$—	$431,907	$11,811,370	100.00%
Less: Reinsurance ceded	105,847	—	—	105,847

Total, net	$11,273,616	$—	$431,907	$11,705,523

December 31, 2016
Subject to discretionary withdrawal:
With market value adjustment	$4,600,453	$—	$—	$4,600,453	58.45%
At book value less current surrender charge of 5% or more	1,072,576	—	—	1,072,576	13.63%
At fair value	6,055	—	425,892	431,947	5.49%

Total with market value adjustment or at fair value	$5,679,084	$—	$425,892	$6,104,976	77.57%
At book value without adjustment (minimal or no charge or adjustment)	1,724,350	—	—	1,724,350	21.91%
Not subject to discretionary withdrawal	40,357	—	935	41,292	0.52%

Total, gross	$7,443,791	$—	$426,827	$7,870,618	100.00%
Less: Reinsurance ceded	118,175	—	—	118,175

Total, net	$7,325,616	$—	$426,827	$7,752,443

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2017	2016
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$11,247,866	$7,299,662
Supplemental contracts with life contingencies, net	8,864	8,697
Deposit-type contracts	16,886	17,257

Subtotal	$11,273,616	$7,325,616
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	431,678	426,519
Other contract deposit funds	229	308

Subtotal	$431,907	$426,827

Total annuity actuarial reserves and deposit fund liabilities, net	$11,705,523	$7,752,443

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2017		December 31, 2016
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$432,095	$—	$427,029	$—
Life insurance	1,220,730	—	1,009,664	—

Total	$1,652,825	$—	$1,436,693	$—

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account as of the dates indicated:

(in thousands)	Total paid toward separate account guarantees	Risk charges paid to general account
2017	$355	$434
2016	$108	$430
2015	$67	$492
2014	$199	$535
2013	$91	$557

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2017
Premiums, considerations or deposits	$—	$—	$—	$150,298	$150,298

Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$1,521,780	$1,521,780

Total reserves	$—	$—	$—	$1,521,780	$1,521,780

By withdrawal characteristics:
At fair value	—	—	—	1,520,887	1,520,887

Subtotal	$—	$—	$—	$1,520,887	$1,520,887
Not subject to discretionary withdrawal	—	—	—	893	893

Total reserves[1]	$—	$—	$—	$1,521,780	$1,521,780

1	The total reserves balance does not equal the liabilities related to separate accounts of $1,652,825 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $131,045, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2016
Premiums, considerations or deposits	$—	$—	$—	$160,523	$160,523

Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$1,308,117	$1,308,117

Total reserves	$—	$—	$—	$1,308,117	$1,308,117

By withdrawal characteristics:
At fair value	—	—	—	1,307,182	1,307,182

Subtotal	$—	$—	$—	$1,307,182	$1,307,182
Not subject to discretionary withdrawal	—	—	—	935	935

Total reserves[1]	$—	$—	$—	$1,308,117	$1,308,117

1	The total reserves balance does not equal the liabilities related to separate accounts of $1,436,693 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $128,576, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2017	2016	2015
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$150,298	$160,523	$159,515
Transfers from separate accounts	85,756	88,185	120,637

Net transfers to separate accounts	$64,542	$72,338	$38,878
Reconciling adjustments:
Exchange accounts offsetting in the general account	6,911	6,473	5,549
Other miscellaneous adjustments not included in the general account balance	149	193	15
Cash surrender value reserve correction recorded to general account	—	(4,319)	—

Transfers as reported in the statutory statements of operations	$71,602	$74,685	$44,442

(5)	Investments

Bonds

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2017
Bonds:
U.S. Government	$7,546	$565	$—	$8,111
States, territories and possessions	61,491	8,017	—	69,508
Political subdivisions	79,710	3,463	—	83,173
Special revenues	859,386	72,777	1,672	930,491
Industrial and miscellaneous	11,235,107	481,969	60,101	11,656,975
Loan-backed and structured securities	941,294	19,424	6,911	953,807

Total bonds	$13,184,534	$586,215	$68,684	$13,702,065

Common stocks	6,757	—	—	6,757

Total bonds and stocks	$13,191,291	$586,215	$68,684	$13,708,822

December 31, 2016
Bonds:
U.S. Government	$2,963	$266	$—	$3,229
States, territories and possessions	36,364	5,052	—	41,416
Political subdivisions	37,297	—	1,713	35,584
Special revenues	456,265	38,878	8,314	486,829
Industrial and miscellaneous	8,341,353	210,887	111,992	8,440,248
Loan-backed and structured securities	629,204	23,416	7,581	645,039

Total bonds and stocks	$9,503,446	$278,499	$129,600	$9,652,345

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $5,374 and $5,390 as of December 31, 2017 and 2016, respectively.

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$222,842	$224,587
Due after one year through five years	1,195,653	1,225,157
Due after five years through ten years	5,783,419	5,887,294
Due after ten years	5,041,326	5,411,220

Total bonds excluding loan-backed and structured securities	$12,243,240	$12,748,258
Loan-backed and structured securities	941,294	953,807

Total bonds	$13,184,534	$13,702,065

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2017
Bonds:
Political subdivisions	$—	$—	$—	$—	$—	$—
Special revenues	38,088	454	56,907	1,220	94,995	1,674
Industrial and miscellaneous	1,214,005	17,196	1,031,948	45,320	2,245,953	62,516
Loan-backed and structured securities	235,740	1,152	82,493	5,996	318,233	7,148

Total bonds	$1,487,833	$18,802	$1,171,348	$52,536	$2,659,181	$71,338

Common stocks	126	33	—	—	126	33

Total bonds and stocks	$1,487,959	$18,835	$1,171,348	$52,536	$2,659,307	$71,371

December 31, 2016
Bonds:
Political subdivisions	$26,518	$780	$9,067	$933	$35,585	$1,713
Special revenues	157,433	8,066	9,252	248	166,685	8,314
Industrial and miscellaneous	2,719,206	98,068	322,152	33,822	3,041,358	131,890
Loan-backed and structured securities	86,143	1,499	40,656	7,988	126,799	9,487

Total bonds and stocks	$2,989,300	$108,413	$381,127	$42,991	$3,370,427	$151,404

As of December 31, 2017, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2017 and 2016.

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in thousands)	2017	2016
Amortized cost:
Loans with non-specific reserves	$3,415,120	$2,339,604
Loans with specific reserves	881	996

Total amortized cost	$3,416,001	$2,340,600

Valuation allowance:
Non-specific reserves	$13,721	$8,892
Specific reserves	210	210

Total valuation allowance	$13,931	$9,102

Mortgage loans, net of allowance	$3,402,070	$2,331,498

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Balance at beginning of year	$9,102	$5,155	$2,494
Current period provision[1]	4,829	3,947	3,304
Recoveries	—	—	(643)

Balance at end of year	$13,931	$9,102	$5,155

1	Includes specific reserve provisions and all changes in non-specific reserves.

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

As of December 31, 2017 and 2016, the Company did not have any mortgage loans classified as delinquent and/or in non-accrual status.

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, based on management’s valuation, as of the dates indicated:

	LTV ratio			DSC ratio
(in thousands)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$1,169,138	$21,973	$1,191,111	$1,169,138	$21,973	$1,191,111
Industrial	620,892	—	620,892	620,892	—	620,892
Office	550,951	—	550,951	550,280	671	550,951
Retail	874,993	—	874,993	874,922	71	874,993
Other	178,054	—	178,054	178,054	—	178,054

Total	$3,394,028	$21,973	$3,416,001	$3,393,286	$22,715	$3,416,001

Weighted average DSC ratio	2.11	0.91	2.10	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	95%	63%

December 31, 2016
Apartment	$702,081	$—	$702,081	$702,081	$—	$702,081
Industrial	415,304	—	415,304	414,918	386	415,304
Office	362,206	—	362,206	361,420	786	362,206
Retail	734,023	—	734,023	733,861	162	734,023
Other	126,986	—	126,986	126,986	—	126,986

Total	$2,340,600	$—	$2,340,600	$2,339,266	$1,334	$2,340,600

Weighted average DSC ratio	2.07	—	2.07	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	57%	62%

Loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated. Based on underwriting criteria and ongoing assessment of the collateral properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2017 and 2016, the Company has a diversified mortgage loan portfolio with no more than 24.3% and 25.4% respectively, in a geographic region in the U.S. and no more than 2.1% and 3.0%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2017 and 2016 were 11.5% and 3.1%, respectively. During 2017 and 2016, the Company did not reduce the interest rate on any mortgage loans. As of December 31, 2017 and 2016, the maximum LTV ratio of any one loan at the time of loan origination was 96.1% and 80.0%, respectively. As of December 31, 2017 and 2016, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $102,725 and $109,758 as of December 31, 2017 and 2016, respectively. The Company held $92,603 and $28,995 in cash collateral on securities lending in the general account as of December 31, 2017 and 2016, respectively. The carrying value and fair value of reinvested collateral assets was $92,694 and $29,005 and had a contractual maturity of under 30 days as of December 31, 2017 and 2016, respectively. The fair value of bonds acquired with reinvested collateral assets was $94,548 as of December 31, 2017. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company had received $12,614 and $83,117 in non-cash collateral at fair value on securities lending as of December 31, 2017 and 2016, respectively.

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Structured Notes

The following table summarizes the actual cost, fair value and adjusted carrying value of the Company’s structured notes, and indicates if the security is mortgage referenced, as of the date indicated:

(in thousands)	Actual cost	Fair value	Adjusted carrying value	Mortgage referenced security
December 31, 2017
CUSIP
05567HDC7	$10,000	$11,475	$10,000	No
670877AA7	2,004	2,096	2,001	No

Total	$12,004	$13,571	$12,001

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Bonds	$475,864	$364,463	$272,784
Mortgage loans	110,028	80,773	41,170
Policy loans	3,195	2,694	2,255
Derivative instruments	6,781	3,712	1,485
Other	2,727	130	1,049

Gross investment income	$598,595	$451,772	$318,743
Investment expenses	15,919	12,291	9,137

Net investment income	$582,676	$439,481	$309,606

As of December 31, 2017 and 2016, there was no investment income due and accrued that was nonadmitted.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Gross gains on sales	$11,639	$6,274	$2,075
Gross losses on sales	(10,597)	(21,426)	(9,194)

Net realized gains (losses) on sales	$1,042	$(15,152)	$(7,119)
Net realized derivative gains	147,248	10,434	(158)
Other-than-temporary impairments	(1,910)	(6,119)	(180)

Total net realized capital gains (losses)	$146,380	$(10,837)	$(7,457)
Tax (expense) benefit on net gains (losses)	(3,160)	4,176	(1,250)

Net realized capital gains (losses), net of tax	$143,220	$(6,661)	$(8,707)
Less: Realized losses transferred to the IMR	(3,363)	(10,457)	(3,722)

Net realized capital gains (losses), net of tax and transfers to the IMR	$146,583	$3,796	$(4,985)

For the year ended December 31, 2017, the gross realized gains and gross realized losses on sales of bonds were $6,639 and $10,597, respectively. For the year ended December 31, 2016, gross realized gains and gross realized losses on sales of bonds were $6,274 and $21,052, respectively. For the year ended December 31, 2015, gross realized gains and gross realized losses on sales of bonds were $1,412 and $7,780, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2017, 2016 and 2015.

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $122,984 and $71,052 as of December 31, 2017 and 2016, respectively. As of December 31, 2017 and 2016, there was $92,515 and $31,353 of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2017 and 2016, there was $87,000 and $38,000 of outstanding commitments to purchase bonds, respectively. As of December 31, 2017 and 2016, there was $6,787 and $0 of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure. As of December 31, 2017 and 2016, the Company did not hold any interest rate contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016 the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following table summarizes notional amount, carrying value and fair value of derivative instruments outstanding by type of derivative instrument, as of the dates indicated:

(in thousands)	Notional amount[1]	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2017
Cross currency swaps	$549,602	$(3,651)	$5,626	$(21,593)	$(726)
Options	10,612,905	791,992	791,992	—	502
Futures	602,483	—	—	—	—

Derivatives (gross)	$11,764,990	$788,341	$797,618	$(21,593)	$(224)
Accrued interest			2,337	—
Subject to master netting agreements			(4,912)	4,912

Derivatives (net)			$795,043	$(16,681)
Cash collateral (received) pledged			(783,053)	15,782
Securities collateral (received) pledged[2,3]			(23,153)	—

Uncollateralized position			$(11,163)	$(899)

December 31, 2016
Cross currency swaps	$314,976	$33,488	$23,420	$(659)	$1,897
Options	4,914,693	291,123	291,123	—	353
Futures	408,362	—	—	—	—

Derivatives (gross)	$5,638,031	$324,611	$314,543	$(659)	$2,250
Accrued interest			971	—
Subject to master netting agreements			(659)	659

Derivatives (net)			$314,855	$—
Cash collateral (received) pledged			(314,539)	—
Securities collateral (received) pledged[2,3]			—	—

Uncollateralized position			$316	$—

1	Prior period balance updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $20,748 and $17,991 as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in thousands)	2017	2016	2015	2017	2016	2015
Options	$64,737	$(15,029)	$8,827	$304,451	$147,152	$(48,114)
Cross-currency swaps	—	—	—	(37,139)	23,681	8,823
Futures	82,511	25,463	(8,985)	10,361	256	(746)

Total	$147,248	$10,434	$(158)	$277,673	$171,089	$(40,037)

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(7)	Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2017:

(in thousands)	Level 1	Level 2	Level 3	Total
Bonds:
Industrial and miscellaneous	$—	$434	$178	$612
Common stocks	3,357	—	3,400	6,757
Derivative assets	—	—	791,992	791,992
Separate account assets	1,652,825	—	—	1,652,825

Assets at fair value	$1,656,182	$434	$795,570	$2,452,186

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2017:

(in thousands)	Common Stocks	Bonds	Derivative assets	Assets at fair value
Balance as of December 31, 2016	$—	$1,366	$291,123	$292,489
Net gains (losses):
In operations	—	—	64,737	64,737
In surplus	28	126	304,450	304,604
Purchases	3,372	—	131,682	135,054
Sales	—	(89)	—	(89)
Transfers out of Level 3	—	(1,225)	—	(1,225)

Balance as of December 31, 2017	$3,400	$178	$791,992	$795,570

Transfers out of Level 3 during the year ended December 31, 2017 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

The following table summarizes assets held at fair value as of December 31, 2016:

(in thousands)	Level 1	Level 2	Level 3	Total
Bonds:
Industrial and miscellaneous	$—	$—	$1,366	$1,366
Derivative assets	—	—	291,123	291,123
Separate account assets	1,436,693	—	—	1,436,693

Assets at fair value	$1,436,693	$—	$292,489	$1,729,182

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2016:

(in thousands)	Bonds	Derivative assets	Assets at fair value
Balance as of December 31, 2015	$23	$55,358	$55,381
Net gains (losses):
In operations	—	(15,029)	(15,029)
In surplus	(1,901)	147,152	145,251
Purchases	—	103,642	103,642
Sales	(66)	—	(66)
Transfers into Level 3	3,338	—	3,338
Transfers out of Level 3	(28)	—	(28)

Balance as of December 31, 2016	$1,366	$291,123	$292,489

Transfers into and/or out of Level 3 during the year ended December 31, 2016 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value				Carrying value
(in thousands)	Level 1	Level 2	Level 3	Total fair value
December 31, 2017
Assets
Bonds[1]	$431,061	$13,182,125	$88,267	$13,701,453	$13,183,922
Mortgage loans, net of allowance	—	—	3,326,427	3,326,427	3,402,070
Policy loans	—	—	84,568	84,568	84,568
Derivative assets	—	5,626	—	5,626	11,463
Short-term investments	—	936,515	—	936,515	936,515
Securities lending collateral assets	92,694	—	—	92,694	92,694

Total assets	$523,755	$14,124,266	$3,499,262	$18,147,283	$17,711,232

Liabilities
Derivative liabilities	$—	$21,593	$—	$21,593	$15,114
Investment contracts	—	—	12,283,800	12,283,800	11,275,300

Total liabilities	$—	$21,593	$12,283,800	$12,305,393	$11,290,414

December 31, 2016
Assets
Bonds[1]	$278,035	$9,150,273	$222,671	$9,650,979	$9,502,080
Mortgage loans, net of allowance	—	—	2,224,219	2,224,219	2,331,498
Policy loans	—	—	63,898	63,898	63,898
Derivative assets	—	23,420	—	23,420	33,599
Short-term investments	—	388,123	—	388,123	388,123
Securities lending collateral assets	29,005	—	—	29,005	29,005

Total assets	$307,040	$9,561,816	$2,510,788	$12,379,644	$12,348,203

Liabilities
Derivative liabilities	$—	$659	$—	$659	$111
Investment contracts	—	—	7,902,200	7,902,200	7,338,000

Total liabilities	$—	$659	$7,902,200	$7,902,859	$7,338,111

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$270,179	$5,667	$275,846
Statutory valuation allowance adjustment	(86,026)	(3,952)	(89,978)

Adjusted gross deferred tax assets	$184,153	$1,715	$185,868
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$184,153	$1,715	$185,868
Less: Deferred tax liabilities	184,153	1,715	185,868

Net admitted deferred tax assets	$—	$—	$—

	December 31, 2016
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$343,560	$19,788	$363,348
Statutory valuation allowance adjustment	(98,458)	(19,284)	(117,742)

Adjusted gross deferred tax assets	$245,102	$504	$245,606
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$245,102	$504	$245,606
Less: Deferred tax liabilities	245,102	504	245,606

Net admitted deferred tax assets	$—	$—	$—

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2017	2016	Change
Adjusted gross deferred tax assets	$185,868	$245,606	$(59,738)
Total deferred tax liabilities	(185,868)	(245,606)	59,738

Net deferred tax assets	$—	$—	$—
Less: Tax effect of unrealized gains			(50,290)
Less: Prior period adjustment			—

Change in deferred income tax			$50,290

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	—	—	—
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	184,153	1,715	185,868

Admitted deferred tax assets	$184,153	$1,715	$185,868

	December 31, 2016
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	—	—	—
Adjusted gross deferred tax assets offset against existing
gross deferred tax liabilities	245,102	504	245,606

Admitted deferred tax assets	$245,102	$504	$245,606

1	The threshold limitation for adjusted capital and surplus was not applicable as the Company reported a full valuation allowance as of December 31, 2017 and 2016.

As of December 31, 2017 and 2016, the adjusted capital and surplus and the ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as the Company reported a full valuation allowance as of December 31, 2017 and 2016.

There was no impact of tax planning strategies for the Company as of December 31, 2017 and 2016.

The Company’s tax planning strategies do not include the use of reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized.

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2017	2016	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$167,122	$199,566	$(32,444)
Investments	3,647	5,556	(1,909)
Deferred acquisition costs	88,246	124,491	(36,245)
Policyholders’ dividends accumulation	216	367	(151)
Fixed assets	6,361	5,867	494
Pension accrual	—	41	(41)
Tax credit carry-forward	1,137	1,607	(470)
Other	3,450	6,065	(2,615)

Subtotal	$270,179	$343,560	$(73,381)

Statutory valuation allowance adjustment	86,026	98,458	(12,432)

Admitted ordinary deferred tax assets	$184,153	$245,102	$(60,949)

Capital:
Investments	5,667	19,788	(14,121)

Subtotal	$5,667	$19,788	$(14,121)

Statutory valuation allowance adjustment	3,952	19,284	(15,332)

Admitted capital deferred tax assets	$1,715	$504	$1,211

Admitted deferred tax assets	$185,868	$245,606	$(59,738)

Deferred tax liabilities
Ordinary:
Investments	$(358)	$(12,166)	$11,808
Deferred and uncollected premium	(10,999)	(17,532)	6,533
Future policy benefits and claims	(47,599)	(15,128)	(32,471)
Permitted practice trust assets	(124,458)	(199,978)	75,520
Other	(739)	(298)	(441)

Subtotal	$(184,153)	$(245,102)	$60,949

Capital:
Investments	(1,715)	(504)	(1,211)

Subtotal	$(1,715)	$(504)	$(1,211)

Deferred tax liabilities	$(185,868)	$(245,606)	$59,738

Net deferred tax assets	$—	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis on a standalone company basis, it is not likely the Company will be able to generate sufficient taxable income to realize all deferred tax assets. Therefore, the Company reported to a full valuation allowance as of December 31, 2017 and 2016.

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Current income tax (expense) benefit	$(41,037)	$12,760	$76,000
Change in deferred income tax (without tax on unrealized gains and losses)	50,290	(33,748)	(4,842)

Total income tax benefit (expense) reported	$9,253	$(20,988)	$71,158

Loss before income and capital gains taxes	$(235,226)	$(239,403)	$(175,452)
Federal statutory tax rate	35%	35%	35%

Expected income tax benefit at 35% statutory tax rate	$82,329	$83,791	$61,408
Decrease (increase) in actual tax reported resulting from:
Initial ceding commission and expense allowance	5,748	4,743	4,532
Dividends received deduction	2,926	2,163	1,512
Change in tax reserves	704	(1)	100
Deferred tax benefit on nonadmitted assets	6,816	2,790	3,035
Tax adjustment for IMR	83	3,233	1,464
Tax credits	236	950	220
Change in valuation allowance	27,764	(117,742)	—
Impact of enacted tax law changes[1]	(116,512)	—	—
Disregarded entity adjustment	(630)	(634)	(768)
Other	(211)	(281)	(345)

Total income tax benefit (expense) reported	$9,253	$(20,988)	$71,158

1	Represents the remeasurement of deferred tax assets and liabilities and tax effect on unrealized gains and losses as a result of the Act.

The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2017 and 2016.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2017:

(in thousands)	Amount	Origination	Expiration
Foreign tax credit	$206	2014	2024
Foreign tax credit	$589	2015	2025
Foreign tax credit	$342	2016	2026

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
AGMC Reinsurance, Ltd.	Nationwide General Insurance Company
Allied General Agency Company	Nationwide Global Holdings, Inc.
Allied Group, Inc.	Nationwide Global Ventures, Inc.
Allied Holdings (Delaware), Inc.	Nationwide Indemnity Company
Allied Insurance Company of America	Nationwide Insurance Company of America
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of Florida
Allied Texas Agency, Inc.	Nationwide Investment Services Corporation
AMCO Insurance Company	Nationwide Life and Annuity Insurance Company
American Marine Underwriters, Inc.	Nationwide Life Insurance Company
Crestbrook Insurance Company	Nationwide Lloyds
Depositors Insurance Company	Nationwide Property and Casualty Ins. Company
DVM Insurance Agency, Inc.	Nationwide Retirement Solutions, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Member Solutions Agency, Inc.
Freedom Specialty Insurance Company	NFS Distributors, Inc.
Harleysville Group, Inc.	NWD Asset Management Holdings, Inc.
Harleysville Insurance Company	NWD Investment Management, Inc.
Harleysville Insurance Company of New Jersey	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Insurance Company of New York	Premier Agency, Inc.
Harleysville Lake States Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Insurance Intermediaries, Inc.	Scottsdale Insurance Company
Jefferson National Financial Corporation	Scottsdale Surplus Lines Insurance Company
Jefferson National Securities Corporation	THI Holdings (Delaware), Inc.
JNF Advisors, Inc.	Titan Auto Insurance of New Mexico, Inc.
Lone Star General Agency, Inc.	Titan Indemnity Company
National Casualty Company	Titan Insurance Company
Nationwide Advantage Mortgage Company	Titan Insurance Services, Inc.
Nationwide Affinity Insurance Company of America	V.P.I. Services, Inc.
Nationwide Agribusiness Insurance Company	Veterinary Pet Insurance Company
Nationwide Assurance Company	Victoria Automobile Insurance Company
Nationwide Bank	Victoria Fire & Casualty Company
Nationwide Cash Management Company	Victoria National Insurance Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	Victoria Specialty Insurance Company
Nationwide Financial General Agency, Inc.	Western Heritage Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2017 and 2016.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(9)	Reinsurance

The Company has an intercompany reinsurance agreement with its wholly owned subsidiary, Olentangy, whereby the Company cedes a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that includes Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members have joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL exits the Reinsurance Pool and Olentangy becomes solely liable. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured.

Amounts ceded to Olentangy under the reinsurance agreement during 2017, 2016 and 2015 included premiums of $103,468, $111,489 and $109,736, respectively, benefits and claims of $58,514, $56,910 and $34,921, respectively, and net investment earnings on funds withheld assets of $46,426, $38,448 and $38,673, respectively. In order for the Company to record a reinsurance reserve credit of $1,555,743 as of December 31, 2017 for the ceded block, the Company is holding assets in funds withheld for the benefit of the Reinsurance Pool with a book adjusted carrying value and fair value of $951,259 and $1,031,641, respectively. As of December 31, 2016, the book adjusted carrying value and fair value of the funds withheld assets was $878,025 and $916,012, respectively. The Reinsurance Pool has also established a trust account for the benefit of the Company which had a fair value of $616,092 and $579,830 as of December 31, 2017 and 2016, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder.

Amounts ceded to NLIC are included in the Company’s statutory statement of operations for 2017, 2016 and 2015 and include premiums of $23,825, $42,697 and $65,794, respectively, net investment income of $84,236, $91,517 and $96,633, respectively, and benefits, change in reserves and other expenses of $565,714, $249,527 and $276,244, respectively. The reserve adjustment for 2017, 2016 and 2015 of $(553,140), $(240,219) and $(253,337), respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Amounts recoverable (payable) as of December 31, 2017 and 2016 related to this contract were $2,009 and $(2,380), respectively. Policy reserves ceded under this agreement totaled $1,717,446 and $2,188,510 as of December 31, 2017 and 2016, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $41,304 and $42,686 as of December 31, 2017 and 2016, respectively. Total premiums ceded under this treaty were $8,825, $8,481 and $5,497 during 2017, 2016 and 2015, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $154,902 and $154,830 as of December 31, 2017 and 2016, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2017 and 2016 were $454,048 and $457,739, respectively. The three largest contracts are with Security Life of Denver Insurance Company (“SLD”), Reinsurance Group of America, Incorporated (“RGA”), and Scottish Re Group Limited (“SRG”) as of December 31, 2017 and 2016. Total reserve credits taken on these contracts as of December 31, 2017 and 2016 were $170,553 and $169,267, respectively, from SLD, $144,261 and $138,356, respectively, from RGA, and $80,376 and $91,363, respectively, from SRG. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SRG has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

33

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $117,174, $77,801 and $69,590, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2017, 2016 and 2015, the Company made payments to NMIC of $5,909, $4,981 and $4,109, respectively.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2017 and 2016 were approximately $10,929 and $15,338, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $935,442, $802,154 and $724,823, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $2,557, $2,146 and $1,927, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2017 and 2016, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2017 and 2016, the most the Company had outstanding at any given time was $30,000 and $98,000, respectively, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2017, 2016 and 2015 were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $936,515 and $388,123 as of December 31, 2017 and 2016, respectively.

During 2017, NLIC borrowed $119,000 from the Company, which NLIC repaid in full during the year.

During 2017, 2016 and 2015, the Company received additional capital contributions of $400,000, $390,000 and $220,000, respectively, from NLIC.

During 2016, the Company transferred commercial mortgage backed securities with a fair value of $23,161 to NMIC. The transfer resulted in a capital gain of $1,030.

During 2015, the Company received a return of contributed surplus payment of $10,000 from Olentangy.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $16,689 and $13,791 as of December 31, 2017 and 2016, respectively. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

34

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital and Dividend Restrictions

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented as required under the laws applicable.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During 2017, 2016 and 2015, the Company did not pay any dividends to NLIC. The Company’s statutory capital and surplus as of December 31, 2017 was $1,339,570 and statutory net loss for 2017 was $276,263. Due to the Company’s unassigned deficit as of December 31, 2017, any dividend paid by the Company in 2017 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

35

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S government and agencies	$24,923	$28,633	$24,923
Obligations of states and political subdivisions	969,360	1,048,883	969,360
Public utilities	1,812,018	1,861,558	1,807,171
All other corporate, mortgage-backed and asset-backed securities	10,376,254	10,762,991	10,383,080

Total bonds	$13,182,555	$13,702,065	$13,184,534
Common stocks:
Industrial, miscellaneous and all other	6,729	6,757	6,757

Total stocks	$6,729	$6,757	$6,757
Mortgage loans	3,416,001		3,402,070	[1]
Short-term investments	936,515		936,515
Policy loans	84,598		84,568	[2]
Other long-term investments	1,051,197		1,051,197	[3]

Total invested assets	$18,677,595		$18,665,641	[4]

1	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
2	Difference from Column B due to of $30 of policy loans classified as nonadmitted assets
3	Includes derivatives, securities lending reinvested collateral assets and other invested assets. Note this amount excludes investment in Olentangy of $62,651.
4	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in Olentangy of $62,651 is excluded from other long-term investments, as Olentangy is a related party.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

36

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Schedule IV Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2017
Life insurance in force	$147,308,191	$(59,307,071)	$1,111	$88,002,231	—
Life insurance premiums[1]	$1,272,909	$(199,102)	$—	$1,073,807	—
2016
Life insurance in force	$133,095,088	$(58,794,033)	$1,111	$74,302,166	—
Life insurance premiums[1]	$1,156,004	$(201,382)	$6	$954,628	—
2015
Life insurance in force	$117,707,731	$(57,946,522)	$1,111	$59,762,320	—
Life insurance premiums[1]	$1,108,742	$(179,398)	$18	$929,362	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in thousands)

Column A	Column B	Column C		Column D	Column E
	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts[1]	Deductions[2]	period
2017
Valuation allowances - mortgage loans	$9,102	$4,829	$—	$—	$13,931
Valuation allowances - net deferred tax assets	117,742	—	(27,764)		89,978
2016
Valuation allowances - mortgage loans	$5,155	$3,947	$—	$—	$9,102
Valuation allowances - net deferred tax assets	—	—	117,742	—	117,742
2015
Valuation allowances - mortgage loans	$2,494	$3,304	$—	$(643)	$5,155
Valuation allowances - net deferred tax assets	—	—	—	—	—

1	Amounts related to net deferred tax assets are recognized through surplus, though in total there is no impact to surplus, as the net admitted deferred tax balance as of December 31, 2017, 2016, and 2015 was $0.
2	Amounts relating to mortgage loans generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

37

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
d)	Contract – Filed previously with pre-effective amendment number 1 of registration statement (333-146650) on March 18, 2008, as document "policyforms.htm," and hereby incorporated by reference.
1)	Form of Accumulation Rider – Filed previously with Post-effective Amendment No. 4 of registration statement (333-146650) on August 11, 2008, as document "accumrider.htm" and hereby incorporated by reference.
2)	Form of Automated Income Monitor Endorsement – Filed previously with Post-effective Amendment No. 4 of registration statement (333-146650) on August 11, 2008, as document "aimend.htm" and hereby incorporated by reference.
e)	Applications – The form of the contract application – Filed previously with registration statement (333-140608) on February 12, 2007, as document "applications.htm," and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
g)	Reinsurance Agreements -
1)	Automatic and Facultative Modified Coinsurance Reinsurance Agreement with M Life Insurance Company dba M Financial Re, dated January 1, 2008, filed previously with registration statement (333-146650) on April 27, 2011 as document "ex99g1.htm" and hereby incorporated by reference.
2)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011 with registration statement (333-156020), as Exhibit (g) (3) and hereby incorporated by reference.
3)	Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company Atlanta, Georgia, dated January 19, 2005, previously filed on April 12, 2012 with registration statement (333-146073), as Exhibit (g) (2) and hereby incorporated by reference.
4)	Automatic and Facultative YRT Reinsurance Agreement with RGA Reinsuance Company dated October 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g) (1) and hereby incorporated by reference.
5)	Automatic and Facultative Yearly RenewableTerm Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g) (4) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
10)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm

15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
16)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
17)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
18)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on Aril 16, 2015 as document mfsfpa.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
23)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
24)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
25)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
26)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
27)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
28)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
29)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm

30)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
31)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
7)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
8)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
9)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
10)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
11)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
13)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm

14)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
15)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
16)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
17)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
18)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
19)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
20)	Administrative Service Agreement with M Fund, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundasa99i8.htm
21)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsasa.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
23)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
24)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
25)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
26)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
27)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
28)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
29)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

30)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
31)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
32)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
33)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
34)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
35)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-146650) on October 12, 2007, as document "opinion.htm" and hereby incorporated by reference.
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy

Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A

Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact